UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368
Name of Registrant: Vanguard Fixed Income Securities Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31st
Date of reporting period: April 30, 2017
Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.5%)
U.S. Government Securities (5.3%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	15,410	15,557
1	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	1,000	1,050
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	1,650	1,651
	United States Treasury Note/Bond	0.750%	12/31/17	22,000	21,955
	United States Treasury Note/Bond	1.000%	12/31/17	3,349	3,347
	United States Treasury Note/Bond	0.750%	1/31/18	100	100
	United States Treasury Note/Bond	1.000%	2/15/18	150	150
	United States Treasury Note/Bond	0.750%	4/30/18	4,000	3,984
	United States Treasury Note/Bond	0.875%	7/15/18	500	498
	United States Treasury Note/Bond	1.250%	12/15/18	3,600	3,601
	United States Treasury Note/Bond	0.875%	5/15/19	2,965	2,941
	United States Treasury Note/Bond	1.375%	10/31/20	5,820	5,778
	United States Treasury Note/Bond	1.375%	4/30/21	4,200	4,150
	United States Treasury Note/Bond	2.000%	8/31/21	5,057	5,111
	United States Treasury Note/Bond	1.875%	10/31/22	4,267	4,258
	United States Treasury Note/Bond	2.250%	11/15/24	11,600	11,676
	United States Treasury Note/Bond	2.000%	8/15/25	1,900	1,868
	United States Treasury Note/Bond	2.250%	11/15/25	13,957	13,964
	United States Treasury Note/Bond	1.625%	5/15/26	1,250	1,184
2	United States Treasury Note/Bond	6.125%	8/15/29	43,302	60,535
	United States Treasury Note/Bond	6.250%	5/15/30	48,956	70,022
	United States Treasury Note/Bond	5.375%	2/15/31	52,357	70,608
2	United States Treasury Note/Bond	4.500%	2/15/36	193,330	248,006
	United States Treasury Note/Bond	4.750%	2/15/37	8,000	10,567
	United States Treasury Note/Bond	5.000%	5/15/37	5,000	6,805
	United States Treasury Note/Bond	4.250%	5/15/39	600	742
	United States Treasury Note/Bond	3.750%	11/15/43	2,500	2,880
	United States Treasury Note/Bond	3.375%	5/15/44	7,300	7,894
	United States Treasury Note/Bond	3.125%	8/15/44	34,618	35,776
	United States Treasury Note/Bond	3.000%	11/15/44	9,210	9,293
1	United States Treasury Note/Bond	2.500%	2/15/45	28,662	26,110
	United States Treasury Note/Bond	2.875%	8/15/45	3,700	3,636
2	United States Treasury Note/Bond	3.000%	11/15/45	46,585	46,927
1,2 United States Treasury Note/Bond		2.500%	2/15/46	31,825	28,921
	United States Treasury Note/Bond	2.500%	5/15/46	3,250	2,951
	United States Treasury Note/Bond	2.250%	8/15/46	19,500	16,733
	United States Treasury Note/Bond	2.875%	11/15/46	36,000	35,381
					786,610
Agency Bonds and Notes (0.2%)
3	Tennessee Valley Authority	5.250%	9/15/39	18,800	24,201
3	Tennessee Valley Authority	4.250%	9/15/65	10,000	10,817
					35,018
Total U.S. Government and Agency Obligations (Cost $811,284)					821,628

Corporate Bonds (77.3%)
Finance (18.0%)
Banking (11.0%)
Bank of America Corp.	3.248%	10/21/27	14,160	13,580
4 Bank of America Corp.	3.824%	1/20/28	12,200	12,269
4 Bank of America Corp.	3.705%	4/24/28	35,080	34,996
Bank of America Corp.	6.110%	1/29/37	15,000	17,630
4 Bank of America Corp.	4.244%	4/24/38	29,825	29,750
Bank of America Corp.	5.875%	2/7/42	19,230	23,406
4 Bank of America Corp.	4.443%	1/20/48	30,000	30,251
Bank of America NA	6.000%	10/15/36	20,450	25,176
Bank One Corp.	8.000%	4/29/27	27,769	36,137
4 Citigroup Inc.	3.887%	1/10/28	12,505	12,659
Citigroup Inc.	4.650%	7/30/45	13,983	14,607
5 Commonwealth Bank of Australia	4.500%	12/9/25	1,800	1,892
Cooperatieve Rabobank UA	5.250%	5/24/41	6,400	7,590
Cooperatieve Rabobank UA	5.750%	12/1/43	43,351	50,990
Cooperatieve Rabobank UA	5.250%	8/4/45	4,310	4,798
5 Credit Agricole SA	4.125%	1/10/27	250	253
5 Credit Suisse Group AG	4.282%	1/9/28	1,585	1,612
Goldman Sachs Group Inc.	3.750%	2/25/26	9,845	9,982
Goldman Sachs Group Inc.	3.500%	11/16/26	27,800	27,546
Goldman Sachs Group Inc.	3.850%	1/26/27	8,010	8,118
Goldman Sachs Group Inc.	6.125%	2/15/33	38,270	46,593
Goldman Sachs Group Inc.	6.450%	5/1/36	49,400	59,189
Goldman Sachs Group Inc.	6.750%	10/1/37	30,000	37,455
Goldman Sachs Group Inc.	6.250%	2/1/41	25,625	32,287
Goldman Sachs Group Inc.	4.800%	7/8/44	16,792	17,981
Goldman Sachs Group Inc.	4.750%	10/21/45	15,864	16,887
HSBC Bank USA NA	5.875%	11/1/34	34,700	41,838
HSBC Bank USA NA	5.625%	8/15/35	22,425	26,244
HSBC Holdings plc	4.300%	3/8/26	500	528
HSBC Holdings plc	4.375%	11/23/26	1,505	1,545
4 HSBC Holdings plc	4.041%	3/13/28	11,615	11,859
HSBC Holdings plc	7.625%	5/17/32	21,200	28,150
HSBC Holdings plc	6.500%	5/2/36	8,370	10,328
HSBC Holdings plc	6.500%	9/15/37	36,245	44,982
HSBC Holdings plc	6.800%	6/1/38	58,749	75,092
HSBC Holdings plc	6.100%	1/14/42	9,720	12,253
4 JPMorgan Chase & Co.	3.782%	2/1/28	27,000	27,454
JPMorgan Chase & Co.	6.400%	5/15/38	70,515	91,426
JPMorgan Chase & Co.	5.500%	10/15/40	24,815	29,257
JPMorgan Chase & Co.	5.600%	7/15/41	11,467	13,709
JPMorgan Chase & Co.	5.625%	8/16/43	24,395	28,173
4 JPMorgan Chase & Co.	4.260%	2/22/48	51,885	52,028
Lloyds Banking Group plc	3.750%	1/11/27	1,505	1,501
5 Macquarie Bank Ltd.	4.875%	6/10/25	340	357
Morgan Stanley	3.125%	7/27/26	14,675	14,160
6 Morgan Stanley	2.625%	3/9/27	1,140	1,492
Morgan Stanley	7.250%	4/1/32	32,360	44,289
Morgan Stanley	6.375%	7/24/42	38,361	49,397
Morgan Stanley	4.300%	1/27/45	34,880	34,584
Morgan Stanley	4.375%	1/22/47	48,245	48,501
5 UBS Group Funding Switzerland AG	4.253%	3/23/28	1,040	1,076
Wachovia Corp.	5.500%	8/1/35	21,905	24,837
Wells Fargo & Co.	5.375%	2/7/35	9,664	11,217
Wells Fargo & Co.	5.375%	11/2/43	58,692	65,014

Wells Fargo & Co.	5.606%	1/15/44	142,608	162,783
Wells Fargo & Co.	4.650%	11/4/44	11,572	11,675
Wells Fargo & Co.	3.900%	5/1/45	13,260	12,815
Wells Fargo & Co.	4.900%	11/17/45	21,895	22,959
Wells Fargo & Co.	4.400%	6/14/46	40,240	39,126
Wells Fargo & Co.	4.750%	12/7/46	37,465	38,474
Wells Fargo Bank NA	6.600%	1/15/38	500	661
4 Westpac Banking Corp.	4.322%	11/23/31	3,385	3,462

Brokerage (0.2%)
5 FMR LLC	6.450%	11/15/39	18,200	23,429
Invesco Finance plc	5.375%	11/30/43	2,700	3,094
Legg Mason Inc.	5.625%	1/15/44	2,000	2,051

Finance Companies (1.9%)
GE Capital International Funding Co.	4.418%	11/15/35	260,979	278,958

Insurance (4.7%)
ACE Capital Trust II	9.700%	4/1/30	7,050	10,557
Aetna Inc.	4.125%	11/15/42	24,995	24,926
Aflac Inc.	4.000%	10/15/46	4,000	3,838
Aon plc	4.250%	12/12/42	2,850	2,579
Aon plc	4.750%	5/15/45	3,000	3,041
Arch Capital Finance LLC	5.031%	12/15/46	2,000	2,186
AXA Financial Inc.	7.000%	4/1/28	2,500	3,149
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,935	2,426
Berkshire Hathaway Inc.	4.500%	2/11/43	58,057	62,768
Humana Inc.	4.800%	3/15/47	7,100	7,541
5 Jackson National Life Insurance Co.	8.150%	3/15/27	200	264
Loews Corp.	4.125%	5/15/43	1,800	1,753
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,600	1,953
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	14,595	15,083
5 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	4,370	7,060
5 Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	310	300
5 Massachusetts Mutual Life Insurance Co.	4.900%	4/1/77	7,150	7,343
MetLife Inc.	4.125%	8/13/42	39,795	39,437
MetLife Inc.	4.050%	3/1/45	8,365	8,197
MetLife Inc.	4.600%	5/13/46	9,700	10,360
4 MetLife Inc.	5.250%	12/29/49	195	203
5 Metropolitan Life Insurance Co.	7.800%	11/1/25	23,750	30,825
5 Nationwide Mutual Insurance Co.	8.250%	12/1/31	5,035	7,149
5 Nationwide Mutual Insurance Co.	9.375%	8/15/39	26,031	42,102
5 Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	13,899
5 New York Life Insurance Co.	5.875%	5/15/33	40,400	50,159
5 Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	19,090	24,513
Progressive Corp.	3.700%	1/26/45	1,750	1,645
Progressive Corp.	4.125%	4/15/47	4,615	4,705
4 Progressive Corp.	6.700%	6/15/67	1,451	1,455
Prudential Financial Inc.	5.700%	12/14/36	2,031	2,444
Prudential Financial Inc.	6.625%	12/1/37	8,744	11,483
Prudential Financial Inc.	5.800%	11/16/41	13,606	16,557
Prudential Financial Inc.	4.600%	5/15/44	5,000	5,353
4 Prudential Financial Inc.	5.375%	5/15/45	270	286
5 Swiss Re Treasury US Corp.	4.250%	12/6/42	12,470	12,349
5 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	10,720	11,780

5 Teachers Insurance & Annuity Association of
America	6.850%	12/16/39	18,844	25,672
Travelers Cos. Inc.	6.750%	6/20/36	500	679
Travelers Cos. Inc.	6.250%	6/15/37	1,355	1,784
UnitedHealth Group Inc.	4.625%	7/15/35	17,955	19,756
UnitedHealth Group Inc.	5.800%	3/15/36	49,846	61,553
UnitedHealth Group Inc.	6.500%	6/15/37	1,100	1,452
UnitedHealth Group Inc.	6.625%	11/15/37	800	1,078
UnitedHealth Group Inc.	6.875%	2/15/38	21,847	30,109
UnitedHealth Group Inc.	4.375%	3/15/42	25,000	26,014
UnitedHealth Group Inc.	4.750%	7/15/45	47,450	52,722
UnitedHealth Group Inc.	4.250%	4/15/47	36,710	37,892

Real Estate Investment Trusts (0.2%)
Brandywine Operating Partnership LP	4.550%	10/1/29	3,855	3,868
Brixmor Operating Partnership LP	3.900%	3/15/27	460	457
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,028
HCP Inc.	4.000%	6/1/25	848	858
HCP Inc.	6.750%	2/1/41	875	1,085
Omega Healthcare Investors Inc.	5.250%	1/15/26	3,439	3,628
Omega Healthcare Investors Inc.	4.750%	1/15/28	2,275	2,264
Simon Property Group LP	4.250%	10/1/44	13,755	13,337
				2,701,316
Industrial (45.3%)
Basic Industry (0.8%)
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	16,000	16,141
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	36,820	41,909
CF Industries Inc.	3.450%	6/1/23	165	154
CF Industries Inc.	4.950%	6/1/43	1,000	838
Monsanto Co.	4.200%	7/15/34	400	399
Monsanto Co.	3.600%	7/15/42	600	513
Monsanto Co.	4.400%	7/15/44	1,000	983
Monsanto Co.	3.950%	4/15/45	1,000	907
Monsanto Co.	4.700%	7/15/64	19,565	18,596
Rio Tinto Finance USA plc	4.750%	3/22/42	1,400	1,508
Rio Tinto Finance USA plc	4.125%	8/21/42	40,255	39,572

Capital Goods (3.5%)
3M Co.	5.700%	3/15/37	13,500	16,875
3M Co.	3.125%	9/19/46	15,000	13,210
Boeing Co.	6.125%	2/15/33	13,565	17,541
Boeing Co.	5.875%	2/15/40	1,000	1,285
Boeing Co.	7.875%	4/15/43	5,900	9,112
Caterpillar Inc.	6.050%	8/15/36	3,082	3,881
Caterpillar Inc.	3.803%	8/15/42	28,680	27,862
Caterpillar Inc.	4.300%	5/15/44	8,639	9,017
Deere & Co.	7.125%	3/3/31	13,500	18,768
Dover Corp.	6.600%	3/15/38	1,375	1,793
Emerson Electric Co.	6.000%	8/15/32	1,071	1,356
Emerson Electric Co.	5.250%	11/15/39	1,000	1,172
General Electric Capital Corp.	6.750%	3/15/32	48,214	65,889
General Electric Capital Corp.	6.150%	8/7/37	7,031	9,171
General Electric Capital Corp.	5.875%	1/14/38	34,584	44,149
General Electric Capital Corp.	6.875%	1/10/39	11,174	15,961
General Electric Co.	4.125%	10/9/42	12,840	13,255
General Electric Co.	4.500%	3/11/44	12,195	13,293
4 General Electric Co.	5.000%	12/29/49	1,184	1,258

	Lockheed Martin Corp.	3.600%	3/1/35	15,870	15,376
	Lockheed Martin Corp.	4.850%	9/15/41	27,319	30,175
	Lockheed Martin Corp.	4.070%	12/15/42	10,120	10,067
	Lockheed Martin Corp.	3.800%	3/1/45	13,625	13,009
5,7 Parker-Hannifin Corp.		1.125%	3/1/25	500	548
	Raytheon Co.	4.700%	12/15/41	37,524	41,974
	United Technologies Corp.	7.500%	9/15/29	1,500	2,129
	United Technologies Corp.	6.125%	7/15/38	55,575	71,663
	United Technologies Corp.	5.700%	4/15/40	22,500	27,657
	United Technologies Corp.	4.500%	6/1/42	19,110	20,665

	Communication (4.2%)
	21st Century Fox America Inc.	7.900%	12/1/95	3,975	5,253
	America Movil SAB de CV	6.375%	3/1/35	5,300	6,333
	America Movil SAB de CV	6.125%	3/30/40	22,525	26,573
	America Movil SAB de CV	4.375%	7/16/42	350	344
	AT&T Inc.	5.250%	3/1/37	1,700	1,744
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	6.384%	10/23/35	2,257	2,591
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	6.484%	10/23/45	6,879	8,043
5	Charter Communications Operating LLC /
	Charter Communications Operating Capital	5.375%	5/1/47	6,410	6,547
	Comcast Corp.	4.250%	1/15/33	14,105	14,625
	Comcast Corp.	7.050%	3/15/33	1,000	1,337
	Comcast Corp.	4.200%	8/15/34	1,550	1,586
	Comcast Corp.	5.650%	6/15/35	40,314	47,717
	Comcast Corp.	6.500%	11/15/35	2,000	2,560
	Comcast Corp.	3.200%	7/15/36	15,870	14,174
	Comcast Corp.	6.450%	3/15/37	17,790	22,856
	Comcast Corp.	6.950%	8/15/37	65,717	88,445
	Comcast Corp.	6.400%	5/15/38	10,095	12,956
	Comcast Corp.	6.550%	7/1/39	11,765	15,436
	Comcast Corp.	6.400%	3/1/40	19,365	25,030
	Comcast Corp.	4.650%	7/15/42	1,800	1,879
	Comcast Corp.	4.500%	1/15/43	14,610	14,940
	Comcast Corp.	4.750%	3/1/44	56,495	60,117
	Comcast Corp.	4.600%	8/15/45	36,195	37,701
	Comcast Corp.	3.400%	7/15/46	18,115	15,709
5	COX Communications Inc.	6.450%	12/1/36	9,000	9,438
5	COX Communications Inc.	8.375%	3/1/39	19,110	23,849
	Grupo Televisa SAB	5.000%	5/13/45	1,500	1,427
	Grupo Televisa SAB	6.125%	1/31/46	1,500	1,632
	NBCUniversal Media LLC	6.400%	4/30/40	2,850	3,663
	NBCUniversal Media LLC	5.950%	4/1/41	18,000	22,031
	NBCUniversal Media LLC	4.450%	1/15/43	35,260	35,786
	Orange SA	9.000%	3/1/31	2,000	2,987
	Qwest Corp.	6.875%	9/15/33	1,699	1,697
	Time Warner Cable LLC	6.550%	5/1/37	16,975	19,750
	Verizon Communications Inc.	5.050%	3/15/34	2,000	2,043
	Verizon Communications Inc.	5.250%	3/16/37	25,255	26,359
	Verizon Communications Inc.	4.522%	9/15/48	9,000	8,292
	Viacom Inc.	5.250%	4/1/44	2,000	1,988
	Walt Disney Co.	4.125%	6/1/44	18,715	19,153
	Walt Disney Co.	7.550%	7/15/93	15,750	19,608

Consumer Cyclical (6.5%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	500	525
Cummins Inc.	4.875%	10/1/43	1,000	1,126
Ford Motor Co.	7.450%	7/16/31	750	945
Ford Motor Co.	5.291%	12/8/46	18,550	18,767
General Motors Co.	6.600%	4/1/36	2,000	2,292
Home Depot Inc.	5.875%	12/16/36	39,775	50,712
Home Depot Inc.	5.950%	4/1/41	20,470	26,418
Home Depot Inc.	4.200%	4/1/43	6,035	6,265
Home Depot Inc.	4.875%	2/15/44	66,510	76,105
Home Depot Inc.	4.400%	3/15/45	12,900	13,892
Home Depot Inc.	4.250%	4/1/46	20,015	21,034
Home Depot Inc.	3.500%	9/15/56	5,920	5,247
Lowe's Cos. Inc.	6.500%	3/15/29	20,160	26,606
Lowe's Cos. Inc.	5.500%	10/15/35	600	733
Lowe's Cos. Inc.	5.800%	10/15/36	3,560	4,503
Lowe's Cos. Inc.	6.650%	9/15/37	12,497	17,443
Lowe's Cos. Inc.	5.800%	4/15/40	12,565	16,135
Lowe's Cos. Inc.	5.125%	11/15/41	1,400	1,666
Lowe's Cos. Inc.	4.650%	4/15/42	1,250	1,352
Lowe's Cos. Inc.	5.000%	9/15/43	22,740	26,371
Lowe's Cos. Inc.	4.250%	9/15/44	800	818
Lowe's Cos. Inc.	4.375%	9/15/45	1,000	1,039
Lowe's Cos. Inc.	3.700%	4/15/46	52,000	48,806
Lowe's Cos. Inc.	4.050%	5/3/47	52,925	52,628
Mastercard Inc.	3.800%	11/21/46	1,000	992
McDonald's Corp.	6.300%	3/1/38	21,940	27,786
NIKE Inc.	3.625%	5/1/43	30,604	28,747
NIKE Inc.	3.875%	11/1/45	25,000	24,628
NIKE Inc.	3.375%	11/1/46	13,090	11,717
Starbucks Corp.	4.300%	6/15/45	500	537
Target Corp.	7.000%	1/15/38	1,100	1,532
Target Corp.	4.000%	7/1/42	500	487
Target Corp.	3.625%	4/15/46	24,700	22,516
VF Corp.	6.450%	11/1/37	726	943
Visa Inc.	4.150%	12/14/35	25,915	27,463
Visa Inc.	4.300%	12/14/45	47,850	51,280
Wal-Mart Stores Inc.	7.550%	2/15/30	25,800	37,621
Wal-Mart Stores Inc.	5.250%	9/1/35	3,500	4,200
Wal-Mart Stores Inc.	6.500%	8/15/37	33,550	45,337
Wal-Mart Stores Inc.	6.200%	4/15/38	82,350	107,848
Wal-Mart Stores Inc.	5.625%	4/1/40	10,890	13,523
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	22,684
Wal-Mart Stores Inc.	5.000%	10/25/40	16,855	19,483
Wal-Mart Stores Inc.	5.625%	4/15/41	81,682	102,118
Wal-Mart Stores Inc.	4.000%	4/11/43	4,400	4,433
Wal-Mart Stores Inc.	4.300%	4/22/44	1,000	1,061
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,500	1,516

Consumer Noncyclical (14.2%)
Abbott Laboratories	4.750%	11/30/36	1,000	1,031
Abbott Laboratories	4.900%	11/30/46	1,000	1,043
Altria Group Inc.	4.250%	8/9/42	7,100	7,108
Altria Group Inc.	4.500%	5/2/43	3,880	4,011
Altria Group Inc.	5.375%	1/31/44	51,590	59,775
Altria Group Inc.	3.875%	9/16/46	26,470	24,801
Amgen Inc.	1.250%	5/22/17	11,660	11,661

Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	507
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	13,000	13,269
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	107,455	114,621
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	17,093	16,447
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	250,875	273,690
7 Anheuser-Busch InBev SA	3.250%	1/24/33	200	258
7 Anheuser-Busch InBev SA	2.750%	3/17/36	1,229	1,467
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	30,415	46,563
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	9,220	13,947
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	27,995	26,036
5 Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	34,215	34,835
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,500	1,620
Ascension Health	3.945%	11/15/46	4,685	4,551
4 Ascension Health	4.847%	11/15/53	8,855	9,800
AstraZeneca plc	6.450%	9/15/37	39,100	51,286
AstraZeneca plc	4.375%	11/16/45	34,695	35,847
Bristol-Myers Squibb Co.	4.500%	3/1/44	17,500	18,802
5 Cargill Inc.	4.100%	11/1/42	12,800	12,875
5 Cargill Inc.	4.760%	11/23/45	38,584	42,688
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	19,000	16,325
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	500	523
City of Hope	5.623%	11/15/43	13,480	16,111
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	6,894	6,790
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,341
Constellation Brands Inc.	4.750%	12/1/25	90	98
Dignity Health California GO	4.500%	11/1/42	19,865	18,708
Dignity Health California GO	5.267%	11/1/64	800	802
Eli Lilly & Co.	3.700%	3/1/45	17,130	16,600
Estee Lauder Cos. Inc.	4.375%	6/15/45	750	786
Estee Lauder Cos. Inc.	4.150%	3/15/47	900	906
Express Scripts Holding Co.	6.125%	11/15/41	2,000	2,251
Express Scripts Holding Co.	4.800%	7/15/46	1,000	970
Gilead Sciences Inc.	4.600%	9/1/35	15,025	15,645
Gilead Sciences Inc.	4.000%	9/1/36	20,000	19,185
Gilead Sciences Inc.	5.650%	12/1/41	22,607	26,106
Gilead Sciences Inc.	4.800%	4/1/44	16,560	17,217
Gilead Sciences Inc.	4.500%	2/1/45	27,930	27,872
Gilead Sciences Inc.	4.750%	3/1/46	16,920	17,480
Gilead Sciences Inc.	4.150%	3/1/47	20,235	19,101
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	15,000	17,597
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	39,725	52,699
5 Grupo Bimbo SAB de CV	4.875%	6/27/44	982	943
Johnson & Johnson	3.550%	3/1/36	57,310	57,287
Johnson & Johnson	3.625%	3/3/37	35,415	35,625
Johnson & Johnson	5.950%	8/15/37	1,462	1,920
Johnson & Johnson	4.500%	12/5/43	5,725	6,369
Johnson & Johnson	3.700%	3/1/46	24,295	23,943
Johnson & Johnson	3.750%	3/3/47	10,000	10,031
Kaiser Foundation Hospitals	4.875%	4/1/42	12,365	13,887
Kaiser Foundation Hospitals	4.150%	5/1/47	25,225	25,300
Kimberly-Clark Corp.	6.625%	8/1/37	4,800	6,633
4 Mayo Clinic	3.774%	11/15/43	12,595	12,125
Medtronic Inc.	4.375%	3/15/35	42,113	44,430
Medtronic Inc.	6.500%	3/15/39	21,200	27,793
Medtronic Inc.	5.550%	3/15/40	3,100	3,674
Medtronic Inc.	4.500%	3/15/42	9,000	9,496
Medtronic Inc.	4.625%	3/15/44	2,000	2,166

Medtronic Inc.	4.625%	3/15/45	73,425	79,755
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	13,405	15,304
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	355	356
Merck & Co. Inc.	3.600%	9/15/42	9,067	8,585
Merck & Co. Inc.	4.150%	5/18/43	6,880	7,122
Merck & Co. Inc.	3.700%	2/10/45	60,720	58,642
New York & Presbyterian Hospital	4.024%	8/1/45	19,585	19,199
New York & Presbyterian Hospital	4.063%	8/1/56	3,000	2,859
New York & Presbyterian Hospital	4.763%	8/1/16	10,000	9,266
Newell Brands Inc.	5.375%	4/1/36	750	846
Newell Brands Inc.	5.500%	4/1/46	400	466
North Shore-Long Island Jewish Health Care
Inc. Revenue	4.800%	11/1/42	8,265	8,250
Northwell Healthcare Inc.	3.979%	11/1/46	2,000	1,867
Novartis Capital Corp.	3.700%	9/21/42	2,000	1,935
Novartis Capital Corp.	4.400%	5/6/44	24,840	26,717
NYU Hospitals Center	4.784%	7/1/44	2,000	2,127
PepsiCo Inc.	5.500%	1/15/40	21,595	26,350
PepsiCo Inc.	4.875%	11/1/40	10,375	11,711
PepsiCo Inc.	4.000%	3/5/42	16,372	16,467
PepsiCo Inc.	3.600%	8/13/42	1,000	942
PepsiCo Inc.	4.450%	4/14/46	20,000	21,453
PepsiCo Inc.	3.450%	10/6/46	21,320	19,362
PepsiCo Inc.	4.000%	5/2/47	19,000	18,925
5 Pernod Ricard SA	5.500%	1/15/42	2,000	2,316
Perrigo Co. plc	5.300%	11/15/43	290	299
Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,400	1,377
Pfizer Inc.	7.200%	3/15/39	33,762	48,326
Pfizer Inc.	4.300%	6/15/43	7,780	8,075
Pfizer Inc.	4.400%	5/15/44	8,615	9,031
Pfizer Inc.	4.125%	12/15/46	19,838	20,015
Philip Morris International Inc.	6.375%	5/16/38	34,215	44,075
Philip Morris International Inc.	4.500%	3/20/42	5,000	5,157
Philip Morris International Inc.	4.125%	3/4/43	20,170	19,675
Philip Morris International Inc.	4.875%	11/15/43	22,455	24,401
Philip Morris International Inc.	4.250%	11/10/44	50,495	50,554
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	5,675	5,265
Reynolds American Inc.	7.000%	8/4/41	2,619	3,197
5 SC Johnson & Son Inc.	4.000%	5/15/43	21,645	21,291
5 SC Johnson & Son Inc.	4.750%	10/15/46	10,285	11,455
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	1,000	1,083
Wyeth LLC	6.500%	2/1/34	1,310	1,706
Wyeth LLC	6.000%	2/15/36	4,392	5,476
Wyeth LLC	5.950%	4/1/37	67,685	84,476

Energy (4.8%)
Anadarko Petroleum Corp.	6.600%	3/15/46	2,000	2,460
BP Capital Markets plc	3.119%	5/4/26	10,000	9,903
BP Capital Markets plc	3.723%	11/28/28	30,135	31,019
Burlington Resources Finance Co.	7.400%	12/1/31	1,000	1,362
Canadian Natural Resources Ltd.	7.200%	1/15/32	820	1,003
Canadian Natural Resources Ltd.	6.250%	3/15/38	13,920	15,739
Cenovus Energy Inc.	4.450%	9/15/42	1,000	861
ConocoPhillips	7.000%	3/30/29	10,850	13,634

ConocoPhillips	5.900%	10/15/32	1,400	1,704
ConocoPhillips	6.500%	2/1/39	57,556	74,047
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,814
ConocoPhillips Co.	4.150%	11/15/34	1,500	1,518
ConocoPhillips Co.	4.300%	11/15/44	15,800	15,869
ConocoPhillips Co.	5.950%	3/15/46	31,155	39,287
Devon Energy Corp.	5.600%	7/15/41	1,500	1,603
Dominion Gas Holdings LLC	4.800%	11/1/43	1,575	1,672
Energy Transfer Partners LP	6.050%	6/1/41	780	829
Exxon Mobil Corp.	3.567%	3/6/45	12,625	12,053
Exxon Mobil Corp.	4.114%	3/1/46	30,770	31,942
Halliburton Co.	4.850%	11/15/35	10,000	10,602
Halliburton Co.	5.000%	11/15/45	18,485	19,767
Hess Corp.	5.800%	4/1/47	17,980	18,651
Kinder Morgan Inc.	7.800%	8/1/31	150	190
Kinder Morgan Inc.	7.750%	1/15/32	205	261
Marathon Oil Corp.	5.200%	6/1/45	1,500	1,502
National Oilwell Varco Inc.	3.950%	12/1/42	1,000	833
Occidental Petroleum Corp.	4.625%	6/15/45	1,750	1,841
Occidental Petroleum Corp.	4.400%	4/15/46	25,700	26,240
Petro-Canada	6.800%	5/15/38	15,483	20,187
Sabine Pass Liquefaction LLC	5.750%	5/15/24	445	491
Shell International Finance BV	4.125%	5/11/35	29,515	30,312
Shell International Finance BV	6.375%	12/15/38	4,300	5,580
Shell International Finance BV	5.500%	3/25/40	21,455	25,444
Shell International Finance BV	4.550%	8/12/43	18,590	19,452
Shell International Finance BV	4.375%	5/11/45	53,555	54,780
Shell International Finance BV	4.000%	5/10/46	28,650	27,719
Shell International Finance BV	3.750%	9/12/46	42,920	39,988
5 Southern Natural Gas Co. LLC	4.800%	3/15/47	4,095	4,225
Spectra Energy Partners LP	5.950%	9/25/43	4,685	5,354
Spectra Energy Partners LP	4.500%	3/15/45	1,515	1,468
Suncor Energy Inc.	5.950%	12/1/34	25,000	29,966
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	40	48
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	195	236
Tosco Corp.	7.800%	1/1/27	1,500	1,955
Tosco Corp.	8.125%	2/15/30	20,000	27,936
TransCanada PipeLines Ltd.	4.625%	3/1/34	9,500	10,144
TransCanada PipeLines Ltd.	6.200%	10/15/37	5,630	7,027
TransCanada PipeLines Ltd.	7.625%	1/15/39	37,230	53,272
TransCanada PipeLines Ltd.	6.100%	6/1/40	900	1,115
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,000	6,675

Other Industrial (0.7%)
Dartmouth College New Hampshire GO	3.474%	6/1/46	5,360	5,236
4 Duke University	3.199%	10/1/38	5,080	4,703
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	25,200	26,777
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,100	1,379
Massachusetts Institute of Technology GO	3.885%	7/1/16	18,335	16,467
4 Northwestern University Illinois GO	4.643%	12/1/44	25,315	28,851
4 Northwestern University Illinois GO	3.868%	12/1/48	21,605	22,092
5 President & Fellows of Harvard College
Massachusetts GO	6.500%	1/15/39	3,865	5,600

Technology (8.2%)
Apple Inc.	4.500%	2/23/36	3,000	3,292
Apple Inc.	3.850%	5/4/43	34,955	33,932

Apple Inc.	4.450%	5/6/44	1,250	1,316
Apple Inc.	3.450%	2/9/45	40,860	37,221
Apple Inc.	4.375%	5/13/45	39,930	41,663
Apple Inc.	4.650%	2/23/46	55,280	59,871
Apple Inc.	3.850%	8/4/46	31,720	30,728
Apple Inc.	4.250%	2/9/47	39,230	40,421
Applied Materials Inc.	5.100%	10/1/35	100	115
Applied Materials Inc.	5.850%	6/15/41	1,695	2,077
Applied Materials Inc.	4.350%	4/1/47	23,945	24,583
5 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	30,750	31,134
Cisco Systems Inc.	5.900%	2/15/39	36,425	46,969
Cisco Systems Inc.	5.500%	1/15/40	6,168	7,621
Intel Corp.	4.800%	10/1/41	23,180	25,849
Intel Corp.	4.250%	12/15/42	2,000	2,072
Intel Corp.	4.900%	7/29/45	38,105	43,156
Intel Corp.	4.100%	5/19/46	29,605	29,842
International Business Machines Corp.	4.000%	6/20/42	13,900	13,894
International Business Machines Corp.	4.700%	2/19/46	10,000	11,057
Microsoft Corp.	3.500%	2/12/35	7,835	7,619
Microsoft Corp.	3.450%	8/8/36	32,325	30,990
Microsoft Corp.	4.100%	2/6/37	46,065	47,823
Microsoft Corp.	4.500%	10/1/40	1,900	2,076
Microsoft Corp.	5.300%	2/8/41	1,500	1,815
Microsoft Corp.	3.500%	11/15/42	1,750	1,639
Microsoft Corp.	3.750%	5/1/43	10,000	9,610
Microsoft Corp.	4.875%	12/15/43	500	567
Microsoft Corp.	3.750%	2/12/45	74,350	71,698
Microsoft Corp.	4.450%	11/3/45	70,670	75,266
Microsoft Corp.	3.700%	8/8/46	67,330	64,167
Microsoft Corp.	4.250%	2/6/47	56,020	58,215
Microsoft Corp.	4.000%	2/12/55	10,075	9,690
Microsoft Corp.	4.750%	11/3/55	50,365	54,585
Microsoft Corp.	3.950%	8/8/56	46,076	43,423
Microsoft Corp.	4.500%	2/6/57	6,500	6,768
Oracle Corp.	3.900%	5/15/35	4,000	4,009
Oracle Corp.	3.850%	7/15/36	7,250	7,208
Oracle Corp.	6.500%	4/15/38	35,400	47,250
Oracle Corp.	6.125%	7/8/39	12,129	15,595
Oracle Corp.	5.375%	7/15/40	43,160	50,966
Oracle Corp.	4.125%	5/15/45	20,250	20,158
Oracle Corp.	4.000%	7/15/46	70,945	69,354
Oracle Corp.	4.375%	5/15/55	25,000	25,150
QUALCOMM Inc.	4.650%	5/20/35	8,950	9,395
QUALCOMM Inc.	4.800%	5/20/45	500	524
Tyco Electronics Group SA	7.125%	10/1/37	805	1,090
Verisk Analytics Inc.	5.500%	6/15/45	2,000	2,194

Transportation (2.4%)
5 Air Canada	7.750%	4/15/21	180	204
Burlington Northern Santa Fe LLC	7.950%	8/15/30	3,728	5,372
Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	18,375
Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,000	6,839
Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,266	2,549
Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	25,891
Burlington Northern Santa Fe LLC	4.375%	9/1/42	31,150	32,327
Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	11,816

Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,000	2,317
Burlington Northern Santa Fe LLC	4.900%	4/1/44	24,560	27,517
Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	46,011
Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	12,513
Burlington Northern Santa Fe LLC	3.900%	8/1/46	9,265	9,101
Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	12,057
FedEx Corp.	4.550%	4/1/46	15,000	15,162
Kansas City Southern	4.950%	8/15/45	435	448
Union Pacific Corp.	3.375%	2/1/35	13,998	13,654
Union Pacific Corp.	4.050%	3/1/46	10,045	10,091
Union Pacific Corp.	4.000%	4/15/47	20,000	20,025
Union Pacific Corp.	3.799%	10/1/51	28,550	26,958
Union Pacific Corp.	4.375%	11/15/65	21,990	22,403
United Parcel Service Inc.	6.200%	1/15/38	8,700	11,402
United Parcel Service Inc.	4.875%	11/15/40	2,700	3,070
United Parcel Service Inc.	3.625%	10/1/42	5,820	5,561
United Parcel Service Inc.	3.400%	11/15/46	19,455	17,974
				6,792,719
Utilities (14.0%)
Electric (13.9%)
5 AEP Transmission Co. LLC	4.000%	12/1/46	1,865	1,877
Alabama Power Co.	6.000%	3/1/39	4,875	6,030
Alabama Power Co.	5.500%	3/15/41	26,943	31,107
Alabama Power Co.	5.200%	6/1/41	15,000	16,764
Alabama Power Co.	3.750%	3/1/45	22,325	21,274
Appalachian Power Co.	6.700%	8/15/37	35,900	46,304
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,566
Berkshire Hathaway Energy Co.	6.125%	4/1/36	16,300	20,330
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,000	3,719
Berkshire Hathaway Energy Co.	5.150%	11/15/43	12,000	13,782
Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	45,868
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	14,175	13,552
Cleco Corporate Holdings LLC	4.973%	5/1/46	350	364
Commonwealth Edison Co.	5.900%	3/15/36	2,450	3,024
Commonwealth Edison Co.	3.800%	10/1/42	20,805	20,168
Commonwealth Edison Co.	4.600%	8/15/43	12,560	13,729
Commonwealth Edison Co.	4.700%	1/15/44	15,955	17,713
Commonwealth Edison Co.	3.700%	3/1/45	13,990	13,442
Commonwealth Edison Co.	3.650%	6/15/46	5,725	5,427
Connecticut Light & Power Co.	6.350%	6/1/36	14,500	18,553
Connecticut Light & Power Co.	4.300%	4/15/44	940	972
Connecticut Light & Power Co.	4.150%	6/1/45	8,445	8,726
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	730	807
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,249
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	13,539
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	17,764
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	7,729	9,309
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	9,863
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,828	11,093
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	10,935	10,856
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	48,300	51,586
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,335	6,821
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	8,365	8,979
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	24,345	24,799
Consumers Energy Co.	4.100%	11/15/45	1,500	1,542
Dominion Resources Inc.	4.700%	12/1/44	16,000	16,624
DTE Electric Co.	6.625%	6/1/36	860	1,146

Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,751
Duke Energy Carolinas LLC	6.100%	6/1/37	51,000	64,435
Duke Energy Carolinas LLC	5.300%	2/15/40	4,900	5,877
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	16,927
Duke Energy Carolinas LLC	4.000%	9/30/42	38,842	38,825
Duke Energy Carolinas LLC	3.875%	3/15/46	5,645	5,579
Duke Energy Florida LLC	6.350%	9/15/37	800	1,057
Duke Energy Florida LLC	5.650%	4/1/40	11,860	14,629
Duke Energy Florida LLC	3.400%	10/1/46	11,850	10,813
Duke Energy Indiana LLC	6.120%	10/15/35	2,723	3,361
Duke Energy Indiana LLC	6.350%	8/15/38	818	1,083
Duke Energy Indiana LLC	6.450%	4/1/39	10,485	13,910
Duke Energy Indiana LLC	4.200%	3/15/42	14,700	15,014
Duke Energy Indiana LLC	4.900%	7/15/43	28,610	32,399
Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	9,378
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,292
Duke Energy Progress LLC	4.100%	3/15/43	13,500	13,688
Duke Energy Progress LLC	4.150%	12/1/44	10,000	10,295
Duke Energy Progress LLC	4.200%	8/15/45	17,560	18,112
Duke Energy Progress LLC	3.700%	10/15/46	17,000	16,228
Emera US Finance LP	4.750%	6/15/46	1,030	1,046
5 Enel Finance International NV	6.000%	10/7/39	1,000	1,145
Entergy Louisiana LLC	4.950%	1/15/45	1,105	1,141
Florida Power & Light Co.	5.960%	4/1/39	16,100	20,641
Florida Power & Light Co.	5.690%	3/1/40	700	874
Florida Power & Light Co.	5.250%	2/1/41	21,662	25,814
Florida Power & Light Co.	4.125%	2/1/42	9,000	9,418
Florida Power & Light Co.	3.800%	12/15/42	26,975	26,701
Florida Power & Light Co.	4.050%	10/1/44	10,825	11,184
Georgia Power Co.	5.950%	2/1/39	29,827	35,725
Georgia Power Co.	5.400%	6/1/40	10,100	11,330
Georgia Power Co.	4.750%	9/1/40	21,685	22,581
Georgia Power Co.	4.300%	3/15/42	9,482	9,449
Great Plains Energy Inc.	3.900%	4/1/27	4,920	4,987
Great Plains Energy Inc.	4.850%	4/1/47	7,540	7,644
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	22,074	23,669
Kentucky Utilities Co.	5.125%	11/1/40	1,000	1,166
Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,083
5 Massachusetts Electric Co.	4.004%	8/15/46	10,890	10,689
MidAmerican Energy Co.	5.800%	10/15/36	500	616
MidAmerican Energy Co.	4.800%	9/15/43	27,525	30,837
MidAmerican Energy Co.	4.250%	5/1/46	3,895	4,094
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,725	3,934
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	35,001	36,604
Nevada Power Co.	6.650%	4/1/36	5,830	7,724
Nevada Power Co.	5.375%	9/15/40	18,230	21,033
Nevada Power Co.	5.450%	5/15/41	25,120	29,161
Northern States Power Co.	6.200%	7/1/37	27,900	36,454
Northern States Power Co.	5.350%	11/1/39	800	970
Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	525
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,300	1,794
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,500	2,176
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,500	1,757
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	11,755	12,602
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	25,000	23,862

Pacific Gas & Electric Co.	6.050%	3/1/34	45,141	56,694
Pacific Gas & Electric Co.	5.800%	3/1/37	2,900	3,599
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	10,749
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	46,766
Pacific Gas & Electric Co.	5.400%	1/15/40	19,495	23,597
Pacific Gas & Electric Co.	4.500%	12/15/41	700	737
Pacific Gas & Electric Co.	4.750%	2/15/44	23,305	25,863
Pacific Gas & Electric Co.	4.000%	12/1/46	11,440	11,434
PacifiCorp	5.250%	6/15/35	1,301	1,517
PacifiCorp	6.100%	8/1/36	15,000	19,164
PacifiCorp	6.250%	10/15/37	7,815	10,213
PacifiCorp	6.350%	7/15/38	36,000	47,564
PacifiCorp	6.000%	1/15/39	32,296	41,260
PacifiCorp	4.100%	2/1/42	22,570	22,912
PECO Energy Co.	4.800%	10/15/43	15,530	17,214
Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,627
Potomac Electric Power Co.	7.900%	12/15/38	150	222
Potomac Electric Power Co.	4.150%	3/15/43	2,000	2,064
PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	14,352
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,457
Public Service Co. of Colorado	3.600%	9/15/42	15,055	14,348
Public Service Electric & Gas Co.	3.650%	9/1/42	21,083	20,296
Puget Sound Energy Inc.	5.483%	6/1/35	200	236
Puget Sound Energy Inc.	6.724%	6/15/36	1,000	1,320
Puget Sound Energy Inc.	6.274%	3/15/37	500	636
Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,336
Puget Sound Energy Inc.	5.795%	3/15/40	18,130	22,344
Puget Sound Energy Inc.	5.764%	7/15/40	1,100	1,349
Puget Sound Energy Inc.	4.300%	5/20/45	400	420
San Diego Gas & Electric Co.	3.950%	11/15/41	3,400	3,399
South Carolina Electric & Gas Co.	6.625%	2/1/32	34,000	43,062
South Carolina Electric & Gas Co.	6.050%	1/15/38	12,675	15,068
South Carolina Electric & Gas Co.	5.450%	2/1/41	300	336
South Carolina Electric & Gas Co.	4.350%	2/1/42	32,687	31,897
South Carolina Electric & Gas Co.	4.600%	6/15/43	390	392
South Carolina Electric & Gas Co.	4.100%	6/15/46	9,390	8,808
South Carolina Electric & Gas Co.	4.500%	6/1/64	19,430	18,974
Southern California Edison Co.	6.000%	1/15/34	19,095	23,947
Southern California Edison Co.	5.950%	2/1/38	16,100	20,410
Southern California Edison Co.	6.050%	3/15/39	845	1,090
Southern California Edison Co.	4.500%	9/1/40	12,000	12,918
Southern California Edison Co.	3.900%	12/1/41	500	491
Southern California Edison Co.	4.050%	3/15/42	800	819
Southern California Edison Co.	3.900%	3/15/43	18,480	18,471
Southern California Edison Co.	4.650%	10/1/43	27,150	30,235
Southern Co.	4.400%	7/1/46	19,595	19,490
4 Southern Co.	5.500%	3/15/57	325	337
Southwestern Public Service Co.	4.500%	8/15/41	24,055	26,018
Tampa Electric Co.	6.150%	5/15/37	32,050	39,307
Tampa Electric Co.	4.100%	6/15/42	1,010	982
Virginia Electric & Power Co.	6.000%	5/15/37	57,330	72,180
Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,591
Virginia Electric & Power Co.	4.000%	11/15/46	8,725	8,736
Westar Energy Inc.	4.125%	3/1/42	1,175	1,196
Westar Energy Inc.	4.625%	9/1/43	1,300	1,387
Wisconsin Electric Power Co.	5.625%	5/15/33	550	652

Natural Gas (0.1%)
Atmos Energy Corp.	4.150%	1/15/43	1,500	1,530
CenterPoint Energy Resources Corp.	5.850%	1/15/41	940	1,131
Southern California Gas Co.	5.125%	11/15/40	1,922	2,252
Southern Co. Gas Capital Corp.	3.950%	10/1/46	700	651
Southwest Gas Corp.	3.800%	9/29/46	2,115	2,003

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	1,000	1,358
				2,099,759
Total Corporate Bonds (Cost $10,743,087)				11,593,794
Sovereign Bonds (1.5%)
Arab Republic of Egypt	8.500%	1/31/47	300	326
Argentine Republic	6.875%	1/26/27	50	53
Argentine Republic	8.280%	12/31/33	182	204
4 Argentine Republic	2.500%	12/31/38	300	197
7 Banque Centrale de Tunisie SA	5.625%	2/17/24	220	245
Bermuda	4.854%	2/6/24	1,280	1,356
5 CDP Financial Inc.	5.600%	11/25/39	1,500	1,897
5 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	700	860
Dominican Republic	5.950%	1/25/27	240	251
5 Electricite de France SA	4.950%	10/13/45	19,645	20,122
Federative Republic of Brazil	6.000%	4/7/26	693	760
Federative Republic of Brazil	5.000%	1/27/45	300	272
5 Kuwait	3.500%	3/20/27	30,000	30,721
Nexen Energy ULC	6.400%	5/15/37	1,800	2,253
5 OCP SA	5.625%	4/25/24	275	296
4 Oriental Republic of Uruguay	5.100%	6/18/50	1,125	1,117
Pertamina Persero PT	6.000%	5/3/42	650	690
5 Pertamina Persero PT	6.450%	5/30/44	300	338
Petrobras Global Finance BV	6.250%	3/17/24	190	197
Petrobras Global Finance BV	8.750%	5/23/26	360	419
Petrobras Global Finance BV	7.375%	1/17/27	280	300
Petroleos Mexicanos	5.375%	3/13/22	1,300	1,368
Province of Ontario	2.500%	4/27/26	500	493
Province of Quebec	7.500%	9/15/29	11,025	15,634
4 Republic of Colombia	3.875%	4/25/27	280	282
Republic of Honduras	6.250%	1/19/27	150	155
5 Republic of Indonesia	6.750%	1/15/44	500	643
Republic of Kazakhstan	4.875%	10/14/44	325	321
7 Republic of Romania	2.750%	10/29/25	500	574
5 Saudi Government International Bond	4.500%	10/26/46	20,775	20,592
State of Israel	2.875%	3/16/26	155	154
State of Israel	4.500%	1/30/43	4,300	4,505
5 State of Qatar	4.625%	6/2/46	15,120	15,816
Statoil ASA	5.100%	8/17/40	16,835	19,032
Statoil ASA	4.250%	11/23/41	10,630	10,768
Statoil ASA	3.950%	5/15/43	38,995	37,974
Statoil ASA	4.800%	11/8/43	18,740	20,576
Sultanate of Oman	5.375%	3/8/27	300	313
5 Temasek Financial I Ltd.	3.375%	7/23/42	2,900	2,861
United Mexican States	4.000%	10/2/23	1,000	1,039
8 United Mexican States	5.750%	3/5/26	29,700	1,435
8 United Mexican States	7.500%	6/3/27	5,300	287
United Mexican States	4.750%	3/8/44	475	470

United Mexican States	5.750%	10/12/10	1,215	1,241
Total Sovereign Bonds (Cost $214,524)				219,407
Taxable Municipal Bonds (13.1%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,021
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.620%	5/1/22	1,930	2,001
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	46,000	55,551
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	12,420	15,320
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	41,205	56,194
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	25,730	35,507
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	20,024
California GO	7.500%	4/1/34	16,555	23,350
California GO	7.550%	4/1/39	55,350	81,748
California GO	7.300%	10/1/39	105,545	149,321
California GO	7.350%	11/1/39	3,645	5,188
California GO	7.625%	3/1/40	30,135	44,471
California GO	7.600%	11/1/40	70,320	105,540
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	1,200	1,762
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	15,710	20,838
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	26,520	33,103
Chicago Transit Authority	6.899%	12/1/40	4,845	6,048
Clark County NV Airport System Revenue	6.820%	7/1/45	5,700	8,130
Commonwealth Financing Authority	4.144%	6/1/38	17,060	16,670
9 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	19,975	21,624
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	261
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	2,000	2,031
Duke University North Carolina Revenue	5.850%	4/1/37	30,450	38,969
George Washington University District of
Columbia GO	4.300%	9/15/44	3,000	3,027
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	42,080	49,340
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,000	2,318
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,500	1,766
Houston TX GO	6.290%	3/1/32	22,640	26,878
Illinois GO	5.100%	6/1/33	9,955	8,945
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	17,400	22,058
Kansas Development Finance Authority
Revenue	4.727%	4/15/37	2,500	2,598
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	22,745	24,325
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	400	500
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	1,200	1,491

	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	31,480	44,273
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	1,900	2,714
	Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	23,927
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,815	13,455
	Los Angeles CA Unified School District GO	6.758%	7/1/34	61,235	83,084
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	15,100	18,774
	Massachusetts GO	3.277%	6/1/46	8,425	7,744
	Mississippi GO	5.539%	10/1/29	1,500	1,799
10	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	21,152	25,441
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	52,934	76,603
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	62,755	88,097
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	16,356
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	24,078
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,285
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	700	793
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	43,180
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,522
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	66,105	97,131
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	7,577
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	7,325	8,601
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	19,595	23,808
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	2,000	2,459
	New York State GO	5.590%	3/1/35	1,000	1,211
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	25,471	36,251
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	14,324
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	20,231	20,147
11	Oregon School Boards Association GO	4.759%	6/30/28	10,000	11,054
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	20,335	25,844
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	21,245	25,933
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	15,250	18,615
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	2,000	2,262
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	9,260	9,970

	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	25,005	28,060
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	31,390	32,402
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	17,450	15,971
	Sacramento CA Municipal Utility District
	Revenue	6.156%	5/15/36	905	1,125
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	10,450	13,295
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	13,370	14,239
	San Diego County CA Regional Airport
	Authority Revenue	5.594%	7/1/43	800	884
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	1,400	2,010
	Sonoma County CA Pension Obligation
	Revenue	6.000%	12/1/29	500	583
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,690	4,370
	University of California	3.931%	5/15/45	17,840	17,819
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	25,770	34,072
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	8,695	11,512
	University of California Revenue	4.601%	5/15/31	11,165	12,358
	University of California Revenue	5.770%	5/15/43	5,155	6,371
	University of California Revenue	4.765%	5/15/44	9,290	9,711
	University of California Revenue	4.858%	5/15/12	31,025	30,886
	University of California Revenue	4.767%	5/15/15	14,875	14,622
	University of North Carolina University System
	Revenue	3.327%	12/1/36	9,715	9,626
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	11,500	13,954
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	8,915	10,236
	Washington GO	5.481%	8/1/39	900	1,115
	Washington University Revenue	4.072%	10/15/44	1,000	1,082
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	3,500	3,538
9	Wisconsin GO	5.700%	5/1/26	2,300	2,696
Total Taxable Municipal Bonds (Cost $1,687,624)					1,968,767

				Shares
Temporary Cash Investments (2.2%)
Money Market Fund (0.6%)
12	Vanguard Market Liquidity Fund	1.034%		946,897	94,708

				Face
				Amount
				($000)
Repurchase Agreements (1.6%)
	Bank of America Securities, LLC
	(Dated 4/28/17, Repurchase Value
	$43,703,000, collateralized by Government
	National Mortgage Assn., 4.000%,
	10/20/46, with a value of $44,574,000)	0.790%	5/1/17	43,700	43,700

Bank of Montreal
(Dated 4/28/17, Repurchase Value
$70,005,000, collateralized by Government
National Mortgage Assn., 2.000%, 3/20/34,
and U.S. Treasury Note/Bond 1.000%-
3.500%, 3/15/18-8/15/26, with a value of
$71,400,000)	0.790%	5/1/17	70,000	70,000
Barclays Capital Inc.
(Dated 4/28/17, Repurchase Value
$31,302,000, collateralized by U.S.
Treasury Note/Bond 4.625%-8.750%,
5/15/17-2/15/40, with a value of
$31,926,000)	0.800%	5/1/17	31,300	31,300
Citigroup Global Markets Inc.
(Dated 4/28/17, Repurchase Value
$25,002,000, collateralized by U.S.
Treasury Bill 0.000%, 5/11/17, and U.S.
Treasury Note/Bond 1.875%, 6/30/20, with
a value of $25,500,000)	0.800%	5/1/17	25,000	25,000
RBC Capital Markets LLC
(Dated 4/28/17, Repurchase Value
$5,000,000, collateralized by Federal Home
Loan Mortgage Corp. 2.646%-3.500%,
9/1/37-4/1/47, Federal National Mortgage
Assn. 2.521%-4.000%, 9/1/41-3/1/47, and
Government National Mortgage Assn.,
3.500%, 4/20/47, with a value of
$5,100,000)	0.800%	5/1/17	5,000	5,000
Wells Fargo & Co.
(Dated 4/28/17, Repurchase Value
$64,104,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%,
2/1/47, with a value of $65,382,000)	0.830%	5/1/17	64,100	64,100
				239,100
Total Temporary Cash Investments (Cost $333,801)				333,808
Total Investments (99.6%) (Cost $13,790,320)				14,937,404

		Expiration
		Date	Contracts
Liabilities for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/26/17	25	(2)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		5/26/17	50	(6)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/26/17	49	(10)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		5/26/17	24	(7)
Total Options on Futures Written (Premiums received $45)				(25)

			Notional
			Amount
	Counterparty		($000)
Written Swaptions (0.0%)
Call Swaptions on CDX.NA.IG.28.V1
5-Year Index, Strike: 62.5%	GSCM	5/17/17	1,505	(1)
Call Swaptions on CDX.NA.IG.28.V1
5-Year Index, Strike: 67.5%	GSCM	5/17/17	3,015	(5)
Put Swaptions on CDX.NA.IG.28.V1
5-Year Index, Strike: 72.5%	GSCM	5/17/17	3,015	(1)
Total Credit Default Swaptions Written (Premiums received $9)				(7)
Total Liabilities on Options Written (0.0%) (Premiums received $54)				(32)
Other Assets and Liabilities-Net (0.4%)13				65,690
Net Assets (100%)				15,003,062

1 Securities with a value of $7,303,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $44,223,000 have been segregated as initial margin for open cleared swap contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $577,839,000, representing 3.9% of net assets.
6 Face amount denominated in British pounds.
7 Face amount denominated in euro.
8 Face amount denominated in Mexican peso.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
13 Cash of $2,211,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the

Long-Term Investment-Grade Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	821,628	—
Corporate Bonds	—	11,593,794	—
Sovereign Bonds	—	219,407	—
Taxable Municipal Bonds	—	1,968,767	—
Temporary Cash Investments	94,708	239,100	—
Liability for Options Written	(25)	(7)	—
Futures Contracts—Assets[1]	1,014	—	—
Futures Contracts—Liabilities[1]	(414)	—	—
Forward Currency Contracts—Assets	—	11	—
Forward Currency Contracts—Liabilities	—	(182)	—
Swap Contracts—Assets	2,835[1]	232	—
Swap Contracts—Liabilities	(3,458)[1]	(182)	—
Total	94,660	14,842,568	—
1 Represents variation margin on the last day of the reporting period.

Long-Term Investment-Grade Fund

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (	(Depreciation)
10-Year U.S. Treasury Note	June 2017	4,595	577,677	7,624
5-Year U.S. Treasury Note	June 2017	(3,311)	(392,043)	(3,077)
Ultra Long U.S. Treasury Bond	June 2017	1,628	265,262	4,234
30-Year U.S. Treasury Bond	June 2017	(787)	(120,386)	247
Ultra 10-Year U.S. Treasury Note	June 2017	(376)	(50,930)	(491)
2-Year U.S. Treasury Note	June 2017	(168)	(36,390)	(48)
Long Gilt	June 2017	(9)	(1,495)	(20)
Euro-Buxl	June 2017	(7)	(1,290)	(13)
Euro-Bund	June 2017	(6)	(1,057)	(4)
Euro-Bobl	June 2017	(4)	(575)	—
				8,452

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts

Long-Term Investment-Grade Fund

contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Credit Suisse International	5/15/17	EUR	1,200	USD	1,304	4
Deutsche Bank AG	5/15/17	EUR	45	USD	49	—
Barclays Capital	5/15/17	USD	1,551	GBP	1,248	(66)
Citibank N.A.	5/15/17	USD	1,701	MXN	31,990	7
Credit Suisse International	5/15/17	USD	4,438	EUR	4,177	(116)
						(171)
EUR—Euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional

Long-Term Investment-Grade Fund

amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Long-Term Investment-Grade Fund

At April 30, 2017, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	($000)	($000)	(%)	($000)
Credit Protection Sold
CDX-NA-IG-S28-V1	6/20/22	CME	1,894,500	(29,257)	1.000	3,862
CDX-NA-IG-S28-V1	6/20/22	ICE	280,000	(4,425)	1.000	466
CDX-NA-IG-S28-V1	6/20/22	ICE	2,012	(35)	1.000	—
Total			2,176,512			4,328
Credit Protection Purchased
CDX-NA-HY-S28-V1	6/20/22	ICE	3,926	273	(5.000)	(27)
						4,301
CME--Chicago Mercantile
Exchange.
ICE--Intercontinental Exchange.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/
Moody's Rating
Berkshire Hathaway Inc./Aa2	12/20/21	CITNA	6,000	(55)	1.000	69
BHP Billiton Ltd./A3	6/20/22	BOANA	3,700	(41)	1.000	(6)
Metlife Inc./A3	12/20/21	GSI	10,000	(29)	1.000	93
Republic of Chile/Aa3	6/20/22	BNPSW	7,130	(89)	1.000	(1)
Republic of Chile/Aa3	6/20/22	BARC	1,770	(15)	1.000	6
Republic of Colombia/Baa2	6/20/22	CITNA	2,255	40	1.000	9
Republic of Peru/A3	6/20/22	CITNA	1,725	12	1.000	13
Republic of Philippines/Baa2	6/20/22	BARC	1,000	(7)	1.000	2
Rio Tinto Ltd./A3	6/20/22	BOANA	4,600	(29)	1.000	(7)
Russian Federation/Ba1	6/20/17	GSCM	400	1	1.000	2
Russian Federation/Ba1	6/20/17	GSCM	200	1	1.000	1
United Mexican States/WR	6/20/22	JPMC	2,350	48	1.000	25
			41,130			206
Credit Protection Purchased

Long-Term Investment-Grade Fund

Bank of China Ltd.	12/20/21	BNPSW	300	(1)	(1.000)	(3)
Federative Republic of Brazil	6/20/22	DBAG	1,400	(85)	(1.000)	(11)
Federative Republic of Brazil	6/20/22	BARC	998	(60)	(1.000)	(7)
Federative Republic of Brazil	6/20/22	BOANA	500	(30)	(1.000)	(4)
Federative Republic of Brazil	6/20/22	BOANA	426	(26)	(1.000)	(3)
Federative Republic of Brazil	12/20/25	GSCM	315	(72)	(1.000)	(33)
Federative Republic of Brazil	12/20/25	BOANA	315	(78)	(1.000)	(38)
Republic of Korea	6/20/22	BNPSW	3,000	77	(1.000)	12
Republic of South Africa	12/20/20	JPMC	500	(29)	(1.000)	(23)
Republic of South Africa	6/20/22	BOANA	900	(40)	(1.000)	(2)
Republic of Turkey	12/20/19	GSCM	2,185	(30)	(1.000)	(29)
Republic of Turkey	6/20/22	BNPSW	500	(39)	(1.000)	(15)
			11,339			(156)
						50

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA--Citibank N.A.
DBAG--Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.

Long-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps
				Fixed
				Interest
				Rate	Floating	Unrealized
	Future		Notional	Received	Interest Rate	Appreciation
Termination	Effective		Amount	(Paid)	Received	(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)	($000)
6/21/18	6/21/17[1]	CME	10,627	(1.000)	0.000[2]	(14)
6/21/19	6/21/17[1]	CME	12,122	1.250	(0.000) [2]	51
6/21/22	6/21/17[1]	CME	3,986	1.250	(0.000) [2]	60
6/21/24	6/21/17[1]	CME	3,911	1.500	(0.000) [2]	82
6/21/27	6/21/17[1]	CME	3,684	1.500	(0.000) [2]	106
6/21/32	6/21/17[1]	CME	17,684	(2.500)	0.000[2]	(696)
6/21/37	6/21/17[1]	CME	33,090	1.750	(0.000) [2]	1,482
6/21/47	6/21/17[1]	CME	49,413	(1.750)	0.000[2]	(2,625)
						(1,554)
CME—Chicago Mercantile Exchange.

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

H. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with

Long-Term Investment-Grade Fund

the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

I. At April 30, 2017, the cost of investment securities for tax purposes was $13,796,176,000. Net unrealized appreciation of investment securities for tax purposes was $1,141,228,000, consisting of unrealized gains of $1,247,983,000 on securities that had risen in value since their purchase and $106,755,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments (unaudited)
As of April 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
Conventional Mortgage-Backed Securities (96.4%)
1,2	Fannie Mae Pool	2.150%	9/1/23	3,900	3,838
1,2	Fannie Mae Pool	2.250%	10/1/26–11/1/26	65,264	62,763
1,2	Fannie Mae Pool	2.500%	10/1/26–5/1/47	32,273	32,210
1,2	Fannie Mae Pool	2.640%	12/1/31	15,675	15,176
1,2	Fannie Mae Pool	2.710%	9/1/31	7,110	6,901
1,2	Fannie Mae Pool	2.720%	9/1/31	1,485	1,454
1,2	Fannie Mae Pool	2.870%	2/1/32	21,360	20,629
1,2	Fannie Mae Pool	2.950%	11/1/25–6/1/31	6,426	6,511
1,2	Fannie Mae Pool	2.960%	6/1/31	2,602	2,608
1,2	Fannie Mae Pool	2.990%	3/1/27	8,533	8,662
1,2	Fannie Mae Pool	3.030%	5/1/32	25,320	25,336
1,2	Fannie Mae Pool	3.050%	7/1/31	2,000	1,997
1,2	Fannie Mae Pool	3.160%	2/1/27	6,482	6,682
1,2	Fannie Mae Pool	3.170%	4/1/27	8,200	8,404
1,2	Fannie Mae Pool	3.210%	7/1/26	589	608
1,2	Fannie Mae Pool	3.220%	12/1/26	5,641	5,847
1,2	Fannie Mae Pool	3.230%	2/1/27–8/1/27	5,282	5,465
1,2	Fannie Mae Pool	3.240%	1/1/27	3,784	3,928
1,2	Fannie Mae Pool	3.250%	11/1/23–5/1/32	37,953	38,462
1,2	Fannie Mae Pool	3.260%	2/1/27	7,008	7,262
1,2	Fannie Mae Pool	3.270%	12/1/23–7/1/30	51,594	52,884
1,2	Fannie Mae Pool	3.280%	4/1/27–5/1/29	6,225	6,391
1,2	Fannie Mae Pool	3.290%	6/1/29	22,065	22,510
1,2	Fannie Mae Pool	3.300%	12/1/23	5,865	6,118
1,2	Fannie Mae Pool	3.320%	7/1/23–7/1/30	15,242	15,667
1,2	Fannie Mae Pool	3.330%	4/1/32	10,818	10,967
1,2	Fannie Mae Pool	3.340%	4/1/24–1/1/27	14,655	15,310
1,2	Fannie Mae Pool	3.350%	7/1/27–11/1/30	19,371	19,951
1,2	Fannie Mae Pool	3.360%	11/1/23–12/1/23	18,616	19,457
1,2	Fannie Mae Pool	3.370%	3/1/24–7/1/25	7,701	8,064
1,2	Fannie Mae Pool	3.380%	1/1/27–7/1/27	7,663	7,994
1,2	Fannie Mae Pool	3.410%	11/1/23–5/1/32	15,884	16,504
1,2	Fannie Mae Pool	3.420%	4/1/31	1,524	1,538
1,2	Fannie Mae Pool	3.430%	6/1/30	1,308	1,357
1,2	Fannie Mae Pool	3.440%	1/1/24	5,809	6,096
1,2	Fannie Mae Pool	3.460%	2/1/24–9/1/29	34,540	36,225
1,2	Fannie Mae Pool	3.470%	11/1/23–1/1/24	6,203	6,514
1,2	Fannie Mae Pool	3.480%	3/1/37	21,805	22,520
1,2	Fannie Mae Pool	3.490%	7/1/30	9,916	10,314
1,2	Fannie Mae Pool	3.500%	2/1/27–5/1/32	2,431	2,609
1,2	Fannie Mae Pool	3.510%	12/1/23–1/1/24	27,630	29,067
1,2	Fannie Mae Pool	3.530%	2/1/24	7,476	7,881
1,2	Fannie Mae Pool	3.540%	2/1/24–6/1/30	13,090	13,790
1,2	Fannie Mae Pool	3.550%	1/1/24–2/1/30	24,581	25,817
1,2	Fannie Mae Pool	3.560%	12/1/23–1/1/24	6,714	7,082
1,2	Fannie Mae Pool	3.570%	12/1/23–10/1/29	39,183	41,379
1,2	Fannie Mae Pool	3.580%	2/1/24–1/1/31	54,556	57,414
1,2	Fannie Mae Pool	3.590%	9/1/30	50,357	52,595
1,2	Fannie Mae Pool	3.600%	12/1/23–4/1/28	8,336	8,794

1,2	Fannie Mae Pool	3.610%	8/1/23–10/1/29	35,746	37,459
1,2	Fannie Mae Pool	3.620%	2/1/24	8,006	8,479
1,2	Fannie Mae Pool	3.640%	10/1/23	4,279	4,523
1,2	Fannie Mae Pool	3.650%	10/1/23–11/1/23	11,610	12,283
1,2	Fannie Mae Pool	3.660%	11/1/23	2,572	2,724
1,2	Fannie Mae Pool	3.665%	1/1/24–1/1/24	36,741	38,969
1,2	Fannie Mae Pool	3.670%	11/1/23–3/1/28	13,046	13,819
1,2	Fannie Mae Pool	3.680%	11/1/23–1/1/24	5,793	6,146
1,2	Fannie Mae Pool	3.700%	10/1/23–12/1/25	17,125	18,134
1,2	Fannie Mae Pool	3.725%	10/1/23	3,379	3,587
1,2	Fannie Mae Pool	3.750%	7/1/25	4,681	4,998
1,2	Fannie Mae Pool	3.755%	8/1/25	6,967	7,401
1,2	Fannie Mae Pool	3.760%	3/1/24–1/1/26	8,152	8,668
1,2	Fannie Mae Pool	3.765%	12/1/25	42,997	45,686
1,2	Fannie Mae Pool	3.790%	8/1/25	2,493	2,653
1,2	Fannie Mae Pool	3.800%	10/1/23	7,276	7,753
1,2	Fannie Mae Pool	3.820%	11/1/25–11/1/25	10,856	11,576
1,2	Fannie Mae Pool	3.830%	6/1/34	3,363	3,611
1,2	Fannie Mae Pool	3.855%	12/1/25	6,600	7,053
1,2	Fannie Mae Pool	3.870%	10/1/25	11,132	11,917
1,2	Fannie Mae Pool	3.890%	5/1/30	14,322	15,361
1,2	Fannie Mae Pool	3.910%	11/1/25	13,000	13,929
1,2	Fannie Mae Pool	3.930%	11/1/25–3/1/26	7,323	7,858
1,2	Fannie Mae Pool	3.940%	8/1/25	12,073	12,966
1,2	Fannie Mae Pool	3.960%	12/1/25–5/1/34	7,486	8,117
1,2	Fannie Mae Pool	3.970%	12/1/25–5/1/29	6,004	6,474
1,2	Fannie Mae Pool	3.990%	9/1/25	9,367	9,957
1,2	Fannie Mae Pool	4.000%	5/1/46–6/1/46	10,717	11,295
1,2	Fannie Mae Pool	4.060%	9/1/25–3/1/29	15,469	16,823
1,2	Fannie Mae Pool	4.070%	1/1/26	2,267	2,450
1,2	Fannie Mae Pool	4.080%	2/1/29	2,963	3,215
1,2	Fannie Mae Pool	4.150%	10/1/28–1/1/31	74,894	81,770
1,2	Fannie Mae Pool	4.180%	11/1/30	29,838	32,365
1,2	Fannie Mae Pool	4.210%	1/1/26	981	1,066
1,2	Fannie Mae Pool	4.250%	10/1/28–9/1/33	4,577	5,040
1,2	Fannie Mae Pool	4.280%	11/1/28	5,349	5,855
1,2	Fannie Mae Pool	4.380%	10/1/28	9,809	10,784
1,2	Fannie Mae Pool	4.400%	8/1/28	2,215	2,436
1,2	Fannie Mae Pool	4.500%	12/1/40–3/1/44	3,789	4,089
1,2	Fannie Mae Pool	5.180%	2/1/26	2,939	3,350
1,2	Fannie Mae Pool	6.000%	7/1/22	6	7
1,2	Fannie Mae Pool	6.500%	2/1/29–5/1/40	3,529	3,938
1,2	Freddie Mac Gold Pool	3.000%	6/1/43–5/1/47	48,864	49,747
1,2,3Freddie Mac Gold Pool		3.500%	5/1/47–5/1/47	17,500	17,990
1,2	Freddie Mac Gold Pool	4.000%	9/1/30–5/1/47	9,727	10,265
1,2	Freddie Mac Gold Pool	4.500%	4/1/34–5/1/47	6,693	7,618
1,2	Freddie Mac Gold Pool	5.000%	6/1/29–8/1/44	39,106	42,852
1	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	116,338	113,936
1	Ginnie Mae I Pool	3.000%	1/15/26–5/1/47	1,400,996	1,424,416
1	Ginnie Mae I Pool	3.500%	7/15/39–5/1/47	904,301	944,692
1	Ginnie Mae I Pool	3.750%	7/15/42	3,695	3,899
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	7,780	8,310
1	Ginnie Mae I Pool	4.000%	6/15/19–5/1/47	1,255,732	1,337,212
1	Ginnie Mae I Pool	4.500%	5/15/19–1/15/45	872,685	938,927
1	Ginnie Mae I Pool	5.000%	1/15/30–5/1/47	746,599	826,197
1	Ginnie Mae I Pool	5.500%	9/15/23–5/1/47	512,898	567,952
1	Ginnie Mae I Pool	6.000%	1/15/19–5/1/47	286,783	319,922

1	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	208,005	228,187
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	61,983	71,871
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	57	59
1,4	Ginnie Mae I Pool	7.500%	10/15/31	23,452	27,262
1	Ginnie Mae I Pool	7.750%	2/15/27	24	25
1	Ginnie Mae I Pool	8.000%	8/15/31	8,823	10,237
1	Ginnie Mae I Pool	8.500%	5/15/17–6/15/28	1,202	1,262
1	Ginnie Mae I Pool	9.000%	5/15/17–5/15/21	19	22
1	Ginnie Mae I Pool	9.500%	7/15/17–8/15/21	274	290
1	Ginnie Mae I Pool	10.000%	11/15/17–7/15/19	5	5
1	Ginnie Mae II Pool	1.500%	6/20/39–12/20/44	750	626
1	Ginnie Mae II Pool	2.000%	10/20/43–2/20/47	986	894
1	Ginnie Mae II Pool	2.500%	11/20/42–5/1/47	600,106	587,199
1,3	Ginnie Mae II Pool	3.000%	4/20/31–5/1/47	4,202,888	4,261,246
1,3	Ginnie Mae II Pool	3.500%	11/20/26–5/1/47	7,201,591	7,485,882
1,3	Ginnie Mae II Pool	4.000%	4/20/39–6/1/47	2,011,383	2,129,273
1,3	Ginnie Mae II Pool	4.500%	12/20/32–5/1/47	1,017,434	1,094,823
1	Ginnie Mae II Pool	5.000%	10/20/32–5/1/47	393,966	427,718
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	43,474	47,744
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	56,685	63,819
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	1,479	1,690
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	135	155
1	Ginnie Mae II Pool	10.000%	3/20/18–7/20/18	2	2
					24,368,362
Nonconventional Mortgage-Backed Securities (2.6%)
1,2	Fannie Mae Pool	2.313%	8/1/43	16,504	16,644
1,2	Fannie Mae Pool	2.766%	9/1/44	18,381	18,677
1,2	Fannie Mae REMICS	3.000%	6/25/43	26,846	22,581
1,2	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	5,924	6,683
1,2	Freddie Mac Non Gold Pool	2.269%	8/1/43	26,749	26,908
1,2	Freddie Mac Non Gold Pool	2.293%	9/1/43	10,114	10,159
1,2	Freddie Mac Non Gold Pool	2.738%	10/1/44	34,190	34,493
1,2	Freddie Mac Non Gold Pool	2.827%	10/1/44	15,942	16,105
1,2	Freddie Mac Non Gold Pool	2.836%	7/1/44	12,533	12,674
1,2	Freddie Mac Non Gold Pool	2.921%	4/1/44	16,957	17,119
1,2	Freddie Mac Non Gold Pool	2.949%	9/1/44	11,036	11,125
1,2	Freddie Mac Non Gold Pool	3.114%	10/1/44	23,648	23,916
1,2	Freddie Mac REMICS	3.000%	6/15/41–3/15/43	115,254	112,854
1,2	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	16,492	18,562
1,5	Ginnie Mae REMICS	1.193%	2/20/37	4,188	4,178
1	Ginnie Mae REMICS	2.350%	5/17/46	36,325	36,015
1	Ginnie Mae REMICS	2.400%	9/16/46	27,152	26,966
1	Ginnie Mae REMICS	2.500%	8/16/42–11/20/43	44,420	39,070
1	Ginnie Mae REMICS	2.650%	11/17/48	16,596	16,417
1,5	Ginnie Mae REMICS	2.700%	5/16/35	13,839	13,506
1	Ginnie Mae REMICS	3.000%	3/20/40–3/20/47	69,835	66,251
1	Ginnie Mae REMICs	3.000%	4/20/47	12,440	11,109
1	Ginnie Mae REMICS	3.250%	8/20/44	7,782	7,160
1	Ginnie Mae REMICS	3.500%	7/20/43–9/20/44	31,734	32,871
1	Ginnie Mae REMICS	3.750%	7/20/44	1,782	1,843
1	Ginnie Mae REMICS	4.500%	6/20/39	4,251	4,643
1	Ginnie Mae REMICS	5.000%	6/16/37	18,439	20,596
1	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	22,646	24,897
					654,022
Total U.S. Government and Agency Obligations (Cost $24,754,076)					25,022,384

Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
1,2,5Fannie Mae-Aces 2017-M4
(Cost $100,431)	2.597%	12/25/26	102,680	100,154
Temporary Cash Investments (4.5%)

			Shares
Money Market Fund (1.3%)
6 Vanguard Market Liquidity Fund
(Cost $325,350)	1.034%		3,253,498	325,415

			Face
			Amount
			($000)
Repurchase Agreements (1.6%)
Bank of America Securities, LLC
(Dated 4/28/17, Repurchase Value
$47,503,000, collateralized by Government
National Mortgage Assn. 4.000%, 10/20/46,
with a value of $48,450,000)	0.790%	5/1/17	47,500	47,500
Bank of Montreal
(Dated 4/28/17, Repurchase Value
$43,003,000, collateralized by U.S.
Treasury Note/Bond 0.750%-2.875%,
10/31/17-11/15/46, with a value of
$43,860,000)	0.790%	5/1/17	43,000	43,000
Bank of Nova Scotia
(Dated 4/28/17, Repurchase Value
$5,000,000, collateralized by U.S. Treasury
Bill 0.000%, 5/18/17, and U.S. Treasury
Note/Bond 1.250%-2.000%, 12/15/18-
12/31/21, with a value of $5,100,000)	0.800%	5/1/17	5,000	5,000
Barclays Capital Inc.
(Dated 4/28/17, Repurchase Value
$28,501,000, collateralized by U.S.
Treasury Note/Bond 0.625%-1.875%,
7/31/17-8/15/19, with a value of
$20,910,000)	0.800%	5/1/17	20,500	20,500
Citigroup Global Markets Inc.
(Dated 4/28/17, Repurchase Value
$45,203,000, collateralized by U.S.
Treasury Note/Bond 1.750%, 2/28/22, with
a value of $46,104,000)	0.800%	5/1/17	45,200	45,200
HSBC Bank USA
(Dated 4/28/17, Repurchase Value
$75,505,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.500%,
8/1/38-7/1/46, with a value of $77,013,000)	0.790%	5/1/17	75,500	75,500
Societe Generale
(Dated 4/28/17, Repurchase Value
$67,705,000, collateralized by Federal
National Mortgage Assn. 4.000%, 7/1/44,
Government National Mortgage Assn.
3.500%, 1/20/46-4/20/46, and U.S.
Treasury Note/Bond 1.000%-3.625%,
11/30/18-8/15/43, with a value of
$69,054,000)	0.820%	5/1/17	67,700	67,700

TD Securities (USA) LLC
(Dated 4/28/17, Repurchase Value
$19,401,000, collateralized by Federal
National Mortgage Assn. 2.500%-5.000%,
1/1/28-1/1/47, and U.S. Treasury
Note/Bond 1.875%, 8/31/17, with a value of
$19,788,000)	0.820%	5/1/17	19,400	19,400
Wells Fargo & Co.
(Dated 4/28/17, Repurchase Value
$86,606,000, collateralized by Federal
Home Loan Mortgage Corp. 2.500%-
3.000%, 2/1/32-3/1/47, and Federal
National Mortgage Assn. 3.000%, 12/1/46-
1/1/47, with a value of $88,332,000)	0.830%	5/1/17	86,600	86,600
Total Repurchase Agreements (Cost $410,400)				410,400
U.S. Government and Agency Obligations (1.6%)
United States Treasury Bill
(Cost $399,978)	0.670%	5/4/17	400,000	399,980
Total Temporary Cash Investments (Cost $1,135,728)				1,135,795
Total Investments (103.9%) (Cost $25,990,235)				26,258,333
Other Assets and Liabilities-Net (-3.9%)7				(997,111)
Net Assets (100%)				25,261,222

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
4 Securities with a value of $26,943,000 have been segregated as initial margin for open futures contracts.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Cash of $14,752,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-

GNMA Fund

delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

GNMA Fund

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	24,926,938	95,446
Asset-Backed/Commercial Mortgage-Backed Securities	—	100,154	—
Temporary Cash Investments	325,415	810,380	—
Futures Contracts—Assets[1]	110	—	—
Futures Contracts—Liabilities[1]	(54)	—	—
Total	325,471	25,837,472	95,446
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value Long	Appreciation
Futures Contracts	Expiration		(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2017	(3,470)	(410,870)	(4,713)
10-Year U.S. Treasury Note	June 2017	1,042	130,999	(579)
30-Year U.S. Treasury Note	June 2017	115	17,592	(173)
				(5,465)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2017, the cost of investment securities for tax purposes was $25,993,708,000. Net unrealized appreciation of investment securities for tax purposes was $264,625,000, consisting of unrealized gains of $370,319,000 on securities that had risen in value since their purchase and $105,694,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (20.5%)
U.S. Government Securities (20.4%)
	United States Treasury Inflation Indexed
	Bonds	1.625%	1/15/18	170,900	201,455
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/18	877,000	925,946
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	1,172,313	1,183,519
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	41,800	43,874
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	71,300	71,335
	United States Treasury Note/Bond	0.750%	12/31/17	270,000	269,452
	United States Treasury Note/Bond	1.000%	5/31/18	450,000	449,226
	United States Treasury Note/Bond	1.125%	6/15/18	615,000	614,711
	United States Treasury Note/Bond	1.250%	12/15/18	72,800	72,823
	United States Treasury Note/Bond	1.500%	12/31/18	311,400	312,764
	United States Treasury Note/Bond	1.125%	1/15/19	422,900	422,173
	United States Treasury Note/Bond	1.250%	1/31/19	211,000	211,034
1	United States Treasury Note/Bond	0.750%	2/15/19	737,700	731,245
	United States Treasury Note/Bond	1.500%	2/28/19	190,000	190,832
	United States Treasury Note/Bond	1.625%	3/31/19	350,000	352,460
	United States Treasury Note/Bond	0.875%	4/15/19	190,000	188,575
	United States Treasury Note/Bond	0.750%	7/15/19	183,450	181,243
2	United States Treasury Note/Bond	0.750%	8/15/19	359,886	355,276
	United States Treasury Note/Bond	1.000%	8/31/19	280,019	277,919
	United States Treasury Note/Bond	1.625%	8/31/19	430,000	432,890
	United States Treasury Note/Bond	0.875%	9/15/19	79,270	78,428
	United States Treasury Note/Bond	1.750%	9/30/19	100,000	100,969
	United States Treasury Note/Bond	1.000%	11/30/19	500,000	495,390
	United States Treasury Note/Bond	1.375%	1/15/20	171,516	171,410
	United States Treasury Note/Bond	1.375%	2/15/20	958,687	957,786
	United States Treasury Note/Bond	1.125%	4/30/20	300,000	297,093
	United States Treasury Note/Bond	1.625%	6/30/20	75,000	75,281
	United States Treasury Note/Bond	1.875%	6/30/20	385,000	389,451
	United States Treasury Note/Bond	1.625%	7/31/20	76,000	76,249
	United States Treasury Note/Bond	1.375%	8/31/20	350,000	348,085
	United States Treasury Note/Bond	2.125%	8/31/20	258,000	262,796
	United States Treasury Note/Bond	2.000%	9/30/20	75,000	76,090
2	United States Treasury Note/Bond	1.375%	10/31/20	285,000	282,951
	United States Treasury Note/Bond	1.750%	10/31/20	355,000	356,995
2,3	United States Treasury Note/Bond	1.625%	11/30/20	319,000	319,300
	United States Treasury Note/Bond	1.125%	2/28/21	155,000	151,973
	United States Treasury Note/Bond	2.250%	3/31/21	300,000	306,564
	United States Treasury Note/Bond	1.500%	8/15/26	3,840	3,592
					12,239,155
Conventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	6.000%	5/1/17	7	7

Nonconventional Mortgage-Backed Securities (0.1%)
4,5,6Fannie Mae Pool		2.625%	12/1/32	266	272
4,5,6Fannie Mae Pool		2.675%	6/1/33	2,395	2,499
4,5,6Fannie Mae Pool		2.685%	7/1/32	268	285
4,5,6Fannie Mae Pool		2.810%	5/1/33	1,829	1,940
4,5,6Fannie Mae Pool		3.000%	9/1/32	213	225
4,5,6Fannie Mae Pool		3.010%	8/1/37	623	650
4,5,6Fannie Mae Pool		3.035%	8/1/33	3,514	3,665
4,5,6Fannie Mae Pool		3.050%	7/1/33	2,523	2,597
4,5,6Fannie Mae Pool		3.131%	5/1/33	325	346
4,5,6Fannie Mae Pool		3.443%	2/1/37	1,181	1,254
4,5,6Freddie Mac Non Gold Pool		2.754%	9/1/32	56	60
4,5,6Freddie Mac Non Gold Pool		2.863%	8/1/32	572	611
4,5,6Freddie Mac Non Gold Pool		2.865%	8/1/32	746	771
4,5,6Freddie Mac Non Gold Pool		3.000%	8/1/37	1,997	2,082
4,5,6Freddie Mac Non Gold Pool		3.143%	9/1/32	815	834
4,5,6Freddie Mac Non Gold Pool		3.211%	8/1/33	653	692
4,5,6Freddie Mac Non Gold Pool		3.435%	10/1/32	444	472
4,5,6Freddie Mac Non Gold Pool		3.586%	1/1/33	479	518
4,5,6Freddie Mac Non Gold Pool		3.711%	2/1/33	279	288
					20,061
Total U.S. Government and Agency Obligations (Cost $12,283,144)					12,259,223
Asset-Backed/Commercial Mortgage-Backed Securities (17.6%)
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	11,675	11,682
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	4,315	4,340
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	70,795	70,834
4,6	American Express Credit Account Secured
	Note Trust 2012-4	1.544%	5/15/20	27,587	27,621
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	12,904	13,416
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,518
4,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	17,460	18,035
4,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	15,545	15,843
4,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	6,719	7,005
4,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	2,830	2,968
4,7	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	15,984	17,311
4,7	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	11,185	12,561
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	134	134
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	3,258	3,259
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	10,630	10,655
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	20,500	20,646
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	2,475	2,484
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	4,660	4,712
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	6,336	6,357
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	7,170	7,244
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	4,900	4,918
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	9,220	9,264

4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	27,200	27,217
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	7,120	7,135
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	12,055	12,192
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	8,900	9,046
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	15,470	15,500
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	9,420	9,512
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	6,820	6,957
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	15,130	15,128
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	4,770	4,789
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	5,600	5,651
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	9,390	9,605
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	10,170	10,113
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	25,630	25,493
4,7	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	13,390	13,660
4,7	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	6,105	6,016
4,7	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	13,740	13,591
4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	17,162	16,705
4,7	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	15,105	15,907
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	15,210	15,192
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	29,200	29,630
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	34,860	34,804
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	43,123	43,161
4,7	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	21,840	22,209
4,7	Avis Budget Rental Car Funding AESOP LLC
	2016-2A	2.720%	11/20/22	15,775	15,571
4,7	Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	26,740	26,904
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,974
4	Banc of America Commercial Mortgage Trust
	2008-1	6.403%	2/10/51	53,018	53,904
4	Banc of America Commercial Mortgage Trust
	2008-1	6.447%	2/10/51	4,489	4,542
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	6,740	7,019
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.512%	9/15/48	1,600	1,645
4,8	Banc of America Funding 2006-H Trust	3.215%	9/20/46	14,706	13,543
4	BANK 2017 - BNK4	3.625%	5/15/50	25,960	26,956

4	Bank of America Mortgage 2002-J Trust	3.962%	9/25/32	18	18
4,6,7Bank of America Student Loan Trust 2010-1A		1.956%	2/25/43	14,461	14,367
7	Bank of Nova Scotia	1.875%	9/20/21	28,850	28,377
4,8	Bear Stearns ARM Trust 2006-4	3.195%	10/25/36	23,715	22,769
4,8	Bear Stearns ARM Trust 2007-3	3.408%	5/25/47	17,024	16,524
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	56,435	56,816
4,6,7BMW Floorplan Master Owner Trust 2015-1A		1.494%	7/15/20	59,345	59,428
4,6	Brazos Higher Education Authority Inc. Series
	2005-3	1.353%	6/25/26	14,043	13,813
4,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.852%	2/25/30	22,684	22,558
4,6	Cabela's Credit Card Master Note Trust 2015-
	2	1.664%	7/17/23	25,050	25,264
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	5,115	5,114
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	9,526	9,294
4,7	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	13,690	13,851
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	8,400	8,388
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	7,160	7,146
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	6,520	6,404
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	3,180	3,188
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	13,319	13,417
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	9,476	9,481
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	13,543	13,585
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	11,935	12,027
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	3,032	3,033
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	6,163	6,173
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	4,900	4,930
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	4,100	4,148
4	Capital Auto Receivables Asset Trust 2014-3	3.940%	4/20/23	5,440	5,565
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	22,240	22,308
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	20,360	20,479
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	6,170	6,219
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	6,880	6,998
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	1,630	1,644
4	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	10,290	10,277
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	6,110	6,075
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	3,360	3,354
4	Capital One Multi-Asset Execution Trust 2015-
	A4	2.750%	5/15/25	34,810	35,610
4,6,7CARDS II Trust 2016-1A		1.694%	7/15/21	56,125	56,302
4	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	3,608	3,617
4	CarMax Auto Owner Trust 2014-1	1.690%	8/15/19	2,530	2,532
4	CarMax Auto Owner Trust 2014-1	1.930%	11/15/19	4,730	4,744
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	5,850	5,860
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,886
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,608
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	4,850	4,832
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,871
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	5,740	5,689
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	4,027
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	2,005	1,939

4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	34,680	35,933
4	CD 2017-CD4 Commercial Mortgage Trust	3.000%	5/10/50	14,110	14,533
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	21,160	21,254
4,7	CFCRE Commercial Mortgage Trust 2011-C2	5.945%	12/15/47	14,930	16,860
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	25,764	25,925
4,7	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	90,360	90,066
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	3.117%	11/19/33	986	967
4,8	CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.224%	3/20/36	10,542	9,205
4,8	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.365%	2/25/47	11,378	9,571
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	3,961	3,964
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	4,785	4,799
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	5,185	5,211
4,7	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	10,230	10,267
4,7	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	700	708
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	16,900	16,973
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.700%	12/15/20	6,525	6,591
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	10,155	10,319
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	15,545	16,040
4,7	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	5,040	5,105
4,7	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	26,030	26,609
4,7	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	10,730	10,711
4,7	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.870%	2/15/22	5,960	5,884
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	6,118	6,258
4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,202
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	3,810	3,816
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,350	6,482
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	22,986	23,351
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,621
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	3,786	4,119
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	18,138	19,317
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	6,190	6,466

4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	6,872	7,159
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	40,226	42,411
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	25,685	26,711
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	12,426	12,849
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	5,394	5,688
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.613%	7/10/47	6,380	6,554
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	18,100	18,577
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	39,990	41,572
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	6,146	6,430
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.683%	10/10/47	1,035	1,042
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	8,880	9,058
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	38,271	38,450
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	22,325	23,343
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	16,286	17,029
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.723%	9/10/58	4,000	3,904
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	33,560	33,631
4,8	Citigroup Mortgage Loan Trust 2007-AR8	3.202%	7/25/37	959	887
4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	22,070	21,940
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	15,219	14,837
4,6,7Colony American Homes 2014-1A		2.144%	5/17/31	11,763	11,763
4,6,7Colony American Homes 2014-1A		2.344%	5/17/31	15,545	15,538
4,6,7Colony American Homes 2014-2		2.344%	7/17/31	12,850	12,801
4,6,7Colony American Homes 2015-1		2.494%	7/17/32	821	820
4,6,7Colony American Homes 2015-1A		2.194%	7/17/32	11,209	11,212
4,6,7Colony Starwood Homes 2016-1A Trust		2.494%	7/17/33	8,491	8,521
4,6,7Colony Starwood Homes 2016-1A Trust		3.144%	7/17/33	3,740	3,758
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	3,009
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,297
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	23,416	23,681
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	12,316	12,665
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,971	11,063
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	2,019
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,651
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	19,839	20,166
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	9,520	10,054
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	13,320	14,182
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	43,975	47,452
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	15,381
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,790	8,185
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,651	44,459
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	26,960	29,030

4	COMM 2013-CCRE13 Mortgage Trust	4.906%	12/10/23	4,517	4,980
4	COMM 2013-CCRE13 Mortgage Trust	4.906%	12/10/23	8,240	8,657
4,7	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	17,360	17,478
4,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	2,380	2,390
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	2,910	3,000
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	38,814	40,504
4	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	27,409	29,648
4,7	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	12,690	13,170
4,7	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	11,250	12,009
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	21,393	21,650
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	11,287
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	14,643
4,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	20,048
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,148
4,7	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	5,490	5,557
4,7	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	33,245	34,712
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	5,375	5,667
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	1,915	2,046
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	17,690	19,041
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	16,800	17,036
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	20,250	21,616
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,442
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,930	2,023
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,271	50,168
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	28,999
4	COMM 2014-CCRE17 Mortgage Trust	4.895%	5/10/47	10,175	10,398
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	10,600	11,054
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	4,252	4,437
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	28,552	30,031
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	1,520	1,553
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	36,585	37,973
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	30,277	31,260
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,211
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	36,561
4	COMM 2015-CCRE24 Mortgage Trust	3.445%	8/10/48	10,030	10,498
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	19,415	20,227
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	30,051	31,400
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	22,791
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	11,974	12,394
4	COMM 2015-CCRE27 Mortgage Trust	4.621%	10/10/48	8,118	8,224
4	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	4,330	4,447
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	18,400	18,627
7	Commonwealth Bank of Australia	2.000%	6/18/19	19,400	19,426
7	Commonwealth Bank of Australia	2.125%	7/22/20	14,920	14,972
4,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	42,700	43,779
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.507%	2/15/41	33,966	34,636
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	14,528	14,930
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	42,350	43,378
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	16,636	17,288
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.505%	8/15/48	10,600	10,663
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	39,572	41,359
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.688%	11/15/48	7,660	7,997
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	39,930	40,525
4,7	DB Master Finance LLC 2015-1A	3.262%	2/20/45	10,267	10,324
4	DBJPM 16-C1 Mortgage Trust	3.505%	5/10/49	2,050	1,943
4,7	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	7,747	7,794

4,7	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	5,860	5,960
4,7	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	16,191	16,265
4,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	10,490	10,679
4,7	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	21,596	21,725
4,7	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	15,845	16,117
4,7	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	10,142	10,158
4,7	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	24,600	24,892
4,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	25,000	25,815
4,7	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	7,780	7,920
4,7	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	3,838	3,840
4,7	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	9,290	9,332
4,7	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	15,770	15,971
4,7	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	22,190	22,774
4,7	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	26,800	26,818
4,7	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	20,820	20,848
4,7	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	23,090	23,543
4,6,7Edsouth Indenture No 9 LLC 2015-1		1.791%	10/25/56	23,510	23,298
4,7	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	11,850	11,791
4,7	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	24,390	24,376
4,7	Enterprise Fleet Financing LLC Series 2016-2	2.040%	2/22/22	9,650	9,601
4,6,7Evergreen Credit Card Trust Series 2016-3		1.494%	11/16/20	27,030	27,125
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C03	2.491%	7/25/25	2,534	2,537
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C04	2.591%	4/25/28	4,961	4,972
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C04	2.691%	4/25/28	2,933	2,940
4,5,6Fannie Mae Connecticut Avenue Securities
	2016-C04	2.441%	1/25/29	6,822	6,887
4,5,6Fannie Mae Connecticut Avenue Securities
	2016-C05	2.341%	1/25/29	3,801	3,820
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	19,260	19,106
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	15,880	15,834
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	6,470	6,326
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	5,760	5,649
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	28,420	29,574
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	26,950	28,169
4,8	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.388%	11/25/36	7,624	6,889
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	3.031%	1/25/37	15,661	13,712
4,7	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	16,140	16,097
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	16,270	16,318
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	12,800	12,817
4,7	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	20,498	20,698
4,7	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	9,831	9,871
4,7	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	29,520	29,801
4,7	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	7,475	7,536
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	12,035	12,045
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	5,380	5,400
4,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	61,000	61,745
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	7,040	6,985

4,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	20,800	20,873
4,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	74,340	73,611
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	7,100	7,104
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	8,550	8,563
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,201
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,645
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,658
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	4,473	4,500
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	68,275	68,284
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	23,545	23,810
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.524%	7/15/20	48,100	48,224
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.241%	10/25/28	2,052	2,057
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	3.191%	10/25/28	2,570	2,622
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.091%	12/25/28	4,326	4,338
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.991%	12/25/28	6,490	6,633
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	2,421	2,368
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	28,250	27,758
4,6	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.643%	1/20/22	17,030	17,104
4	GM Financial Automobile Leasing Trust 2015-
	1	1.730%	6/20/19	6,350	6,365
4	GM Financial Automobile Leasing Trust 2015-
	2	2.420%	7/22/19	6,120	6,136
4	GM Financial Automobile Leasing Trust 2015-
	2	2.990%	7/22/19	5,440	5,478
4	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	22,980	23,008
4	GM Financial Automobile Leasing Trust 2015-
	3	2.320%	11/20/19	3,550	3,552
4	GM Financial Automobile Leasing Trust 2015-
	3	2.980%	11/20/19	7,820	7,878
4	GM Financial Automobile Leasing Trust 2015-
	3	3.480%	8/20/20	7,820	7,945
4	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	6,500	6,491
4,8	GMACM Mortgage Loan Trust 2005-AR6	3.466%	11/19/35	2,951	2,705
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	58,850	58,815
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	9,360	9,338
4,6,7GMF Floorplan Owner Revolving Trust 2016-1		1.844%	5/17/21	40,750	41,100
4,7	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	12,009	12,057
4,7	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	8,830	8,819
4,6,7Golden Credit Card Trust 2015-1A		1.434%	2/15/20	59,900	59,943
4,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	53,490	53,603
4,7	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	67,360	66,852

4,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	20,500	21,296
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	4,920	4,930
4,7	GS Mortgage Securities Corporation II 2012-
	BWTR	2.954%	11/5/34	36,047	36,607
4	GS Mortgage Securities Corporation II 2015-
	GC30	3.382%	5/10/50	24,410	24,871
4,7	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	32,716	34,369
4,7	GS Mortgage Securities Trust 2010-C2	5.356%	12/10/43	3,530	3,895
4,7	GS Mortgage Securities Trust 2011-GC3	5.820%	3/10/44	2,280	2,485
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,101
4	GS Mortgage Securities Trust 2012-GCJ7	5.889%	5/10/45	7,150	7,710
4	GS Mortgage Securities Trust 2013-GC13	4.168%	7/10/46	22,934	24,769
4,7	GS Mortgage Securities Trust 2013-GC13	4.201%	7/10/46	5,650	5,687
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	13,060	13,352
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,433
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	21,619	21,819
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,542
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	16,880	17,946
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	53,389
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	41,343	43,956
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	1,410	1,474
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	41,628	44,102
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	13,960
4	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	10,665	11,355
4	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	17,556	18,002
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	27,150	28,196
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	39,290	39,706
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40,515	41,292
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	14,551	15,272
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	20,702	21,161
4	GS Mortgage Securities Trust 2015-GC34	4.809%	10/10/48	12,080	12,336
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	26,340	26,403
4,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	13,570	13,452
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	60,810	60,641
4,7	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	29,440	29,485
4,7	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	5,330	5,297
4,7	Hertz Vehicle Financing LLC 2016-4A	2.650%	7/25/22	30,690	30,017
4,7	Hilton USA Trust 2016-HHV	3.719%	11/5/38	3,290	3,383
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	30,910	30,842
4,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	15,156
4,7	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	21,250	21,277
4,7	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	16,395	16,433
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	9,790	9,826
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	6,500	6,536
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	5,470	5,511
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	8,350	8,364
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	5,710	5,735
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	10,050	10,066
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	3,510	3,521
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,415
6	Illinois Student Assistance Commission Series
	2010-1	2.206%	4/25/22	6,110	6,125
4,6,7Invitation Homes 2014-SFR1 Trust		2.494%	6/17/31	12,730	12,730

4,6,7Invitation Homes 2014-SFR2 Trust		2.094%	9/17/31	11,259	11,300
4,6,7Invitation Homes 2014-SFR2 Trust		2.594%	9/17/31	8,980	8,980
4,6,7Invitation Homes 2015-SFR2 Trust		2.344%	6/17/32	7,354	7,363
4,6,7Invitation Homes 2015-SFR2 Trust		2.644%	6/17/32	2,850	2,852
4,6,7Invitation Homes 2015-SFR3 Trust		2.744%	8/17/32	3,200	3,208
4,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	14,791	15,022
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	3,437	3,475
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	25,362	25,560
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	13,014	13,081
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	6,620
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	1,367	1,427
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	2,298	2,318
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,311	3,478
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.724%	11/15/43	6,225	6,652
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.724%	11/15/43	7,100	7,459
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	15,203	15,471
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	27,191	29,262
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	2,930	3,134
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.588%	8/15/46	4,100	4,576
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	16,761	17,484
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	13,145	13,284
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,108
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	28,614
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,850	6,018
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	40,448
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	15,150	16,117
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.188%	1/15/46	9,350	9,305
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	9,630	10,137
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	1,300	1,376
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	14,880	15,974
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,739

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.076%	12/15/46	21,150	22,878
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.140%	12/15/46	9,770	10,203
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	1.855%	4/15/46	576	577
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	14,554	14,696
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	14,370	14,927
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	17,866	18,707
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.162%	7/15/45	7,520	7,911
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	17,400	18,342
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	13,870	14,846
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	7,943	8,069
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	4,050	4,261
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	27,200	29,146
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	17,820	19,178
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.214%	11/15/45	13,360	14,103
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	22,860	24,572
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	36,630	39,122
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	12,950	13,882
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	13,200	14,224
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	5,850	6,005
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	8,370	8,748
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	10,310	10,736
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	29,560	29,868
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	48,480	49,950
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	16,945	17,093
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	23,680	24,361
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	8,089	8,484
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	40,150	42,082
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	15,901	16,801

4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	9,210	9,634
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	12,061	12,448
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	5,571	5,841
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	22,187	23,214
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	33,410	34,882
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	19,744	20,031
4,7	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	18,640	18,947
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	13,068
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	3.140%	4/25/34	797	739
4,6	MBNA Credit Card Master Note Trust 2004-
	A3	1.254%	8/16/21	30,595	30,660
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.919%	2/25/33	1,836	1,795
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	3.252%	7/25/33	541	539
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	6,625	6,694
4,7	Miramax LLC 2014-1A	3.340%	7/20/26	2,738	2,716
4,7	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	8,874	8,913
4,7	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	12,902	12,939
4,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	33,860	33,792
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	21,548	22,187
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,092
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,796	5,866
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.219%	7/15/46	28,493	30,653
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.219%	7/15/46	3,372	3,422
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	7,287	7,380
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	8,445	8,969
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.315%	8/15/46	45,116	49,227
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	8,080	8,512
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	3,830	4,150
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	8,300	8,830
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,511
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	2,971
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	27,425	27,842
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	16,600	17,799

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	17,500	18,759
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	43,080	45,388
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	22,440	23,903
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	5.057%	4/15/47	1,895	1,981
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	38,845	41,246
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	9,540	10,125
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.482%	6/15/47	12,300	13,169
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.915%	6/15/47	12,300	12,591
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	32,178	33,730
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	7,460	7,804
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	13,400	14,209
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	14,610	15,176
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	23,220	24,038
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	8,060	8,246
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	45,626	46,131
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	37,038	37,508
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.451%	7/15/50	4,230	4,359
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	11,828	12,309
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	20,280	20,892
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	33,585	35,033
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	12,060	12,607
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	7,814	8,137
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	4.911%	5/15/49	2,210	2,330
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C32	3.720%	12/15/49	28,827	30,137
4	Morgan Stanley Capital I Trust 2007-IQ15	6.126%	6/11/49	16,305	16,412
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	32,049	32,294
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,535
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,595
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,287	17,410
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,497
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	25,346
4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	28,871	30,095
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	30,004	31,390

4	Morgan Stanley Capital I Trust 2015-UBS8	4.743%	12/15/48	11,440	11,475
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,437	7,193
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	3.033%	6/25/36	7,103	6,778
4,7	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	37,985	37,863
4,6	Navient Student Loan Trust 2015-3	1.641%	6/26/56	23,540	23,442
4,6,7Navient Student Loan Trust 2016-3		1.841%	6/25/65	7,990	8,026
4,6,7Navient Student Loan Trust 2016-6A		1.741%	3/25/66	30,520	30,626
4,6,7Navistar Financial Dealer Note Master Trust II
	2016-1A	2.341%	9/27/21	28,280	28,339
4,6	New Mexico Educational Assistance
	Foundation 2013-1	1.683%	1/2/25	18,695	18,433
4,7	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	15,220	15,370
6	North Carolina State Education Assistance
	Authority 2011-1	2.056%	1/26/26	6,839	6,844
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	10,758
4,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	8,357
4,6,7Pepper Residential Securities Trust 2017A-
	A1UA	2.089%	3/10/58	33,231	33,232
4,6,7Pepper Residential Securities Trust 2018A-
	A1UA	1.947%	3/12/47	4,930	4,911
4,6,7PFS Financing Corp. 2015-AA		1.614%	4/15/20	10,150	10,148
4,6,7PHEAA Student Loan Trust 2016-2A		1.941%	11/25/65	38,231	38,307
4,7	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	14,440	14,438
4,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	7,234	7,222
4,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	25,175	25,253
4,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	9,310	9,445
4,6,7Resimac Premier Series 2014-1A		1.821%	12/12/45	9,887	9,838
4,6,7Resimac Premier Series 2016-1A		2.379%	10/10/47	64,057	64,440
4,8	RFMSI Series 2006-SA2 Trust	4.198%	8/25/36	16,934	14,831
4,8	RFMSI Series 2006-SA3 Trust	4.310%	9/25/36	6,083	5,307
	Royal Bank of Canada	2.200%	9/23/19	7,813	7,853
4	Royal Bank of Canada	1.875%	2/5/21	8,785	8,756
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	3,930	3,933
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	762	762
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	14,985	15,225
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	3,636	3,638
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	24,580	24,677
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	24,580	24,914
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	24,440	24,622
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	6,995	7,011
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	4,600	4,623
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	4,120	4,184

4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	20,710	20,671
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	33,200	33,205
7	SBA Tower Trust	3.156%	10/15/20	10,760	10,844
4,7	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	13,860	13,797
4,7	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	12,930	12,845
4,6,7Silver Bay Realty 2014-1 Trust		1.994%	9/17/31	10,174	10,174
4,6,7Silver Bay Realty 2014-1 Trust		2.444%	9/17/31	6,500	6,494
4,7	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	8,144	8,322
4,7	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	44,907	45,793
4,7	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	15,327	15,900
4,7	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	6,706	6,780
4,6,7SLM Private Education Loan Trust 2013-A		2.044%	5/17/27	24,000	24,147
4,7	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	8,000	7,804
4,7	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	14,650	14,585
4,7	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	14,700	14,685
4,7	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	5,860	5,930
4,7	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	4,500	4,527
4,7	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	4,100	4,136
4,6	SLM Student Loan Trust 2005-5	1.256%	4/25/25	14,197	14,181
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	4,780	4,700
4,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	14,040	14,094
4,6,7SMB Private Education Loan Trust 2016-B		2.444%	2/17/32	12,690	12,969
4,6,7SMB Private Education Loan Trust 2016-C		2.094%	9/15/34	12,920	12,962
4,6,7SMB Private Education Loan Trust 2017-A		1.894%	9/15/34	12,730	12,723
4,7	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	9,990	10,057
4,7	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	6,120	6,052
4,7	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	6,405	6,339
4,6,7SoFi Professional Loan Program 2016-D LLC		1.941%	1/25/39	7,315	7,371
4,7	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	2,112	2,089
4,7	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	14,150	14,215
7	Stadshypotek AB	1.750%	4/9/20	15,923	15,684
4,6,7SWAY Residential 2014-1 Trust		2.294%	1/17/32	15,742	15,768
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	8,025	8,120
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	34,390	34,820
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	48,153	48,379
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,935	16,835
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	29,333	29,095
4	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	72,645
4	Synchrony Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	25,550	25,559
4,7	Taco Bell Funding LLC 2016-1A	3.832%	5/25/46	8,837	9,017
4,7	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	8,511	8,756
4,7	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	13,650	14,229
4,7	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	4,991	4,988
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	22,300	22,907
4,6,7Trafigura Securitisation Finance plc 2014-1A		1.944%	10/15/18	20,770	20,746
4,6,7Trillium Credit Card Trust II 2016-1A		1.711%	5/26/21	125,220	125,737

4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,330
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	25,038	25,807
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	9,054	9,139
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	7,560	7,754
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	2,304	2,347
4,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,561	13,803
4,7	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,689
4,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	3,270	3,370
4,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	2,450	2,544
4,7	Volkswagen Credit Auto Master Trust 2014-
	1A	1.400%	7/22/19	46,804	46,771
4,7	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	9,160	9,141
4,7	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	9,220	9,198
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	3.002%	1/25/33	143	139
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	2.677%	8/25/33	871	868
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	2.785%	9/25/33	1,291	1,302
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	29,967	30,414
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,699
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	8,075	8,558
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	35,262	37,968
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.431%	7/15/46	4,906	5,276
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	17,100	17,832
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	43,100	45,324
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	7,100	7,439
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	12,250	13,058
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	6,830	6,995
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	31,900	32,868
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	3,285	3,358
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	13,450	13,684
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	26,570	26,722
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	36,515	36,842
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	8,570	8,838

4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	32,460	33,249
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	4,194	4,350
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	33,463	34,725
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.366%	6/15/48	12,420	12,129
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	22,214	22,711
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	20,610	21,414
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	17,222	18,015
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.645%	9/15/58	11,490	11,743
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	18,856	19,832
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	8,550	9,026
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.692%	9/15/58	14,300	14,346
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	9/15/48	7,730	8,059
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	23,195	24,238
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	21,780	22,481
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	11,500	12,073
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	17,250	17,863
4,8	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	3.074%	10/25/36	12,439	11,611
4,7	Wendys Funding LLC 2015-1A	3.371%	6/15/45	11,401	11,469
4,7	Wendys Funding LLC 2015-1A	4.080%	6/15/45	16,085	16,306
4,7	Wendys Funding LLC 2015-1A	4.497%	6/15/45	6,393	6,300
7	Westpac Banking Corp.	2.000%	3/3/20	30,961	30,936
7	Westpac Banking Corp.	2.250%	11/9/20	23,930	23,958
4,7	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	35,485	37,106
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,719	12,520
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	10,955	11,067
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,800	12,245
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,327
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,491	4,587
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	24,482	24,810
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,927
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,268
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	23,620
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	14,980	16,081
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	15,936

4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	3,500	3,660
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	9,770	10,419
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.676%	12/15/46	6,710	7,042
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	27,830	29,880
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.818%	12/15/46	5,775	6,337
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.829%	3/15/47	4,115	4,333
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	23,553	25,194
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	21,637	22,621
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	40,481	43,013
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.378%	5/15/47	11,110	11,744
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.513%	5/15/47	4,500	4,513
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.410%	8/15/47	1,665	1,710
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	45,230	47,177
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.891%	8/15/47	7,130	7,340
4 WFRBS Commercial Mortgage Trust 2014-
C21	4.234%	8/15/47	12,290	11,998
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	10,655	11,268
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	24,615	25,465
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	2,100	2,191
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.766%	3/15/47	2,690	2,822
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	42,303	45,055
4 World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	18,425	18,269
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,498,925)				10,572,259
Corporate Bonds (52.4%)
Finance (25.5%)
Banking (21.3%)
7 ABN AMRO Bank NV	1.800%	6/4/18	28,325	28,290
7 ABN AMRO Bank NV	2.500%	10/30/18	15,915	16,086
9 ABN AMRO Bank NV	3.250%	4/9/20	5,000	3,764
American Express Centurion Bank	6.000%	9/13/17	64,650	65,721
American Express Co.	6.150%	8/28/17	19,963	20,270
American Express Co.	7.000%	3/19/18	19,387	20,301
American Express Credit Corp.	1.875%	11/5/18	36,146	36,209
American Express Credit Corp.	2.125%	3/18/19	17,349	17,437
American Express Credit Corp.	1.875%	5/3/19	51,135	51,152
American Express Credit Corp.	2.250%	8/15/19	24,247	24,431
American Express Credit Corp.	1.700%	10/30/19	13,020	12,939
American Express Credit Corp.	2.200%	3/3/20	58,315	58,625

	American Express Credit Corp.	2.375%	5/26/20	34,000	34,280
	American Express Credit Corp.	2.250%	5/5/21	24,988	24,879
	American Express Credit Corp.	2.700%	3/3/22	20,930	21,076
	American Express Credit Corp.	3.300%	5/3/27	17,335	17,271
7	ANZ New Zealand International Ltd.	1.750%	3/29/18	29,305	29,306
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	16,600	16,558
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	31,080	31,157
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	52,690	52,661
6,9	Australia & New Zealand Banking Group Ltd.	3.995%	6/19/23	2,895	2,196
6,9	Australia & New Zealand Banking Group Ltd.	3.725%	6/25/24	8,215	6,225
6,9	Australia & New Zealand Banking Group Ltd.	4.480%	5/17/26	14,650	11,362
7	Australia & New Zealand Banking Group Ltd.	4.400%	5/19/26	10,000	10,414
	Bank of America Corp.	5.700%	5/2/17	6,525	6,526
	Bank of America Corp.	6.400%	8/28/17	14,568	14,795
	Bank of America Corp.	6.000%	9/1/17	43,443	44,082
	Bank of America Corp.	2.000%	1/11/18	36,484	36,574
	Bank of America Corp.	6.875%	4/25/18	47,676	50,025
	Bank of America Corp.	5.650%	5/1/18	15,500	16,084
	Bank of America Corp.	1.950%	5/12/18	29,300	29,369
	Bank of America Corp.	2.600%	1/15/19	116,949	118,079
	Bank of America Corp.	2.151%	11/9/20	4,515	4,479
9	Bank of America Corp.	3.300%	8/5/21	4,900	3,666
	Bank of America Corp.	2.503%	10/21/22	24,420	23,945
4	Bank of America Corp.	3.124%	1/20/23	45,130	45,511
4	Bank of America Corp.	3.824%	1/20/28	49,585	49,864
4	Bank of America Corp.	4.244%	4/24/38	26,085	26,020
	Bank of America NA	6.100%	6/15/17	6,429	6,464
	Bank of America NA	1.650%	3/26/18	70,815	70,935
	Bank of America NA	1.750%	6/5/18	53,480	53,590
6,9	Bank of America NA	2.870%	11/5/18	23,900	17,988
	Bank of Montreal	1.300%	7/14/17	19,000	19,003
	Bank of Montreal	1.400%	9/11/17	10,557	10,560
	Bank of Montreal	1.450%	4/9/18	10,670	10,670
	Bank of Montreal	1.400%	4/10/18	26,454	26,445
	Bank of New York Mellon Corp.	1.969%	6/20/17	8,100	8,106
	Bank of New York Mellon Corp.	2.100%	1/15/19	3,460	3,478
	Bank of New York Mellon Corp.	2.200%	5/15/19	43,940	44,230
	Bank of New York Mellon Corp.	2.300%	9/11/19	29,290	29,519
	Bank of New York Mellon Corp.	2.150%	2/24/20	21,000	21,116
	Bank of New York Mellon Corp.	2.600%	8/17/20	19,120	19,370
	Bank of New York Mellon Corp.	2.450%	11/27/20	10,236	10,307
	Bank of Nova Scotia	1.450%	4/25/18	18,083	18,087
	Bank of Nova Scotia	1.700%	6/11/18	37,000	37,050
	Bank of Nova Scotia	2.050%	6/5/19	10,850	10,893
	Bank of Nova Scotia	1.650%	6/14/19	25,515	25,407
	Bank of Nova Scotia	2.700%	3/7/22	29,290	29,568
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	4,283	4,278
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	32,373	32,413
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	11,750	11,780
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	57,228	57,156
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	79,000	79,592
7	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	16,290	16,223
7	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	48,170	48,477
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	25,495	25,378
	Barclays plc	2.750%	11/8/19	8,300	8,383
	Barclays plc	3.684%	1/10/23	38,450	39,004
	Barclays plc	4.375%	1/12/26	6,690	6,900

	BB&T Corp.	4.900%	6/30/17	9,750	9,800
	BB&T Corp.	1.600%	8/15/17	6,820	6,823
	BB&T Corp.	2.050%	6/19/18	18,058	18,129
	BB&T Corp.	2.450%	1/15/20	46,684	47,177
	Bear Stearns Cos. LLC	6.400%	10/2/17	38,076	38,863
	Bear Stearns Cos. LLC	7.250%	2/1/18	21,551	22,443
	BNP Paribas SA	2.700%	8/20/18	79,778	80,574
	BNP Paribas SA	2.400%	12/12/18	2,850	2,868
7	BNP Paribas SA	3.800%	1/10/24	7,725	7,796
	BPCE SA	1.613%	7/25/17	16,390	16,388
9	BPCE SA	4.500%	4/17/18	7,800	5,933
	BPCE SA	2.500%	12/10/18	37,265	37,548
	BPCE SA	2.500%	7/15/19	7,500	7,545
6,9	BPCE SA	3.045%	4/24/20	17,940	13,439
9	BPCE SA	3.500%	4/24/20	40,850	30,805
	BPCE SA	2.750%	12/2/21	6,405	6,410
	Branch Banking & Trust Co.	1.350%	10/1/17	29,280	29,276
	Branch Banking & Trust Co.	2.100%	1/15/20	21,000	21,063
	Branch Banking & Trust Co.	2.625%	1/15/22	75,684	76,267
7	Caisse Centrale Desjardins	1.750%	1/29/18	68,370	68,340
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	27,065	27,035
	Capital One Bank USA NA	2.150%	11/21/18	11,650	11,668
	Capital One Bank USA NA	2.250%	2/13/19	24,420	24,488
	Capital One Bank USA NA	2.300%	6/5/19	22,420	22,457
	Capital One Financial Corp.	2.450%	4/24/19	25,525	25,649
	Capital One Financial Corp.	3.050%	3/9/22	26,645	26,752
	Capital One NA	1.500%	9/5/17	17,570	17,571
	Capital One NA	1.650%	2/5/18	27,200	27,190
	Capital One NA	1.500%	3/22/18	60,395	60,306
	Citigroup Inc.	1.850%	11/24/17	60,550	60,678
	Citigroup Inc.	1.800%	2/5/18	36,140	36,178
	Citigroup Inc.	1.700%	4/27/18	83,010	82,988
	Citigroup Inc.	1.750%	5/1/18	54,775	54,760
	Citigroup Inc.	2.150%	7/30/18	7,400	7,420
	Citigroup Inc.	2.500%	9/26/18	55,110	55,534
	Citigroup Inc.	2.550%	4/8/19	29,097	29,361
	Citigroup Inc.	2.500%	7/29/19	21,060	21,225
6,9	Citigroup Inc.	3.020%	8/7/19	27,500	20,688
	Citigroup Inc.	2.900%	12/8/21	42,010	42,243
	Citigroup Inc.	2.750%	4/25/22	48,770	48,534
	Citigroup Inc.	4.600%	3/9/26	4,705	4,877
4,7,10 Colonial BancGroup Inc.		7.114%	5/29/49	25,100	2
	Commonwealth Bank of Australia	1.900%	9/18/17	19,030	19,055
	Commonwealth Bank of Australia	1.625%	3/12/18	12,885	12,868
	Commonwealth Bank of Australia	2.500%	9/20/18	59,680	60,201
	Commonwealth Bank of Australia	1.750%	11/2/18	21,785	21,758
	Commonwealth Bank of Australia	2.250%	3/13/19	66,065	66,466
6,9	Commonwealth Bank of Australia	2.625%	4/24/19	16,470	12,395
9	Commonwealth Bank of Australia	4.250%	4/24/19	9,800	7,596
	Commonwealth Bank of Australia	2.300%	9/6/19	46,435	46,734
6,9	Commonwealth Bank of Australia	2.615%	10/18/19	4,800	3,608
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,611
	Commonwealth Bank of Australia	2.400%	11/2/20	35,635	35,676
6,9	Commonwealth Bank of Australia	2.975%	7/12/21	37,610	28,496
7	Commonwealth Bank of Australia	2.000%	9/6/21	13,615	13,357
7	Commonwealth Bank of Australia	2.750%	3/10/22	107,430	108,390
6,9	Commonwealth Bank of Australia	3.720%	11/5/24	47,500	36,045

7	Commonwealth Bank of Australia	4.500%	12/9/25	16,275	17,111
6,9	Commonwealth Bank of Australia	4.435%	6/3/26	22,300	17,269
	Cooperatieve Rabobank UA	1.700%	3/19/18	31,513	31,552
9	Cooperatieve Rabobank UA	7.250%	4/20/18	14,750	11,574
	Cooperatieve Rabobank UA	2.250%	1/14/19	68,805	69,267
	Cooperatieve Rabobank UA	2.250%	1/14/20	51,849	52,043
6,9	Cooperatieve Rabobank UA	3.285%	3/4/21	9,970	7,606
	Cooperatieve Rabobank UA	4.625%	12/1/23	7,800	8,305
6,9	Cooperatieve Rabobank UA	4.295%	7/2/25	17,100	13,039
4,9	Cooperatieve Rabobank UA	5.000%	7/2/25	10,800	8,327
7	Credit Agricole SA	3.375%	1/10/22	14,650	14,765
	Credit Suisse AG	1.700%	4/27/18	58,595	58,590
6,9	Credit Suisse AG	2.830%	8/24/18	3,070	2,306
	Credit Suisse AG	2.300%	5/28/19	40,490	40,654
7	Credit Suisse Group AG	3.574%	1/9/23	53,725	54,306
7	Credit Suisse Group AG	4.282%	1/9/28	30,365	30,880
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	4,905	4,930
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	23,415	23,758
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	43,820	44,707
7	Danske Bank A/S	2.750%	9/17/20	23,273	23,506
7	Danske Bank A/S	2.700%	3/2/22	6,170	6,197
	Deutsche Bank AG	1.875%	2/13/18	26,405	26,366
	Deutsche Bank AG	2.500%	2/13/19	7,225	7,234
7	Deutsche Bank AG	4.250%	10/14/21	88,925	91,898
	Discover Bank	2.600%	11/13/18	24,412	24,599
	Fifth Third Bank	2.150%	8/20/18	32,157	32,326
	Fifth Third Bank	2.300%	3/15/19	26,956	27,099
	Fifth Third Bank	2.375%	4/25/19	25,627	25,828
	Fifth Third Bank	1.625%	9/27/19	42,565	42,155
	Fifth Third Bank	2.250%	6/14/21	28,181	27,983
	Fifth Third Bank	3.850%	3/15/26	2,210	2,248
	First Republic Bank	2.375%	6/17/19	47,605	47,680
11	Goldman Sachs Group Inc.	6.125%	5/14/17	37,400	48,533
6,9	Goldman Sachs Group Inc.	3.730%	11/29/17	5,680	4,296
	Goldman Sachs Group Inc.	5.950%	1/18/18	108,310	111,552
	Goldman Sachs Group Inc.	2.375%	1/22/18	80,630	81,058
	Goldman Sachs Group Inc.	6.150%	4/1/18	31,713	32,966
	Goldman Sachs Group Inc.	2.900%	7/19/18	81,521	82,582
6,9	Goldman Sachs Group Inc.	3.470%	8/8/18	37,990	28,741
9	Goldman Sachs Group Inc.	5.000%	8/8/18	21,110	16,314
	Goldman Sachs Group Inc.	2.625%	1/31/19	68,810	69,563
6,9	Goldman Sachs Group Inc.	3.080%	8/21/19	12,110	9,132
9	Goldman Sachs Group Inc.	5.000%	8/21/19	49,920	39,177
	Goldman Sachs Group Inc.	2.550%	10/23/19	27,660	27,913
	Goldman Sachs Group Inc.	2.300%	12/13/19	101,685	101,843
	Goldman Sachs Group Inc.	5.375%	3/15/20	20,957	22,670
	Goldman Sachs Group Inc.	2.750%	9/15/20	58,775	59,406
	Goldman Sachs Group Inc.	2.600%	12/27/20	50,315	50,480
	Goldman Sachs Group Inc.	2.875%	2/25/21	66,237	67,012
	Goldman Sachs Group Inc.	2.625%	4/25/21	60,229	60,307
	Goldman Sachs Group Inc.	5.750%	1/24/22	37,173	41,923
	Goldman Sachs Group Inc.	3.000%	4/26/22	104,940	105,568
12	Goldman Sachs Group Inc.	1.250%	5/1/25	40,650	43,592
7	HSBC Bank plc	1.500%	5/15/18	17,965	17,933
	HSBC Bank USA NA	6.000%	8/9/17	10,110	10,228
	HSBC Holdings plc	3.400%	3/8/21	43,880	45,055
	HSBC Holdings plc	2.950%	5/25/21	64,740	65,426

	HSBC Holdings plc	2.650%	1/5/22	140,885	139,942
4	HSBC Holdings plc	3.262%	3/13/23	76,155	76,994
	HSBC Holdings plc	3.600%	5/25/23	17,515	17,964
	HSBC USA Inc.	1.625%	1/16/18	56,555	56,522
	HSBC USA Inc.	2.625%	9/24/18	36,735	37,110
	HSBC USA Inc.	2.375%	11/13/19	48,435	48,633
	HSBC USA Inc.	2.350%	3/5/20	49,334	49,487
	HSBC USA Inc.	2.750%	8/7/20	30,805	31,213
	Huntington Bancshares Inc.	2.600%	8/2/18	34,190	34,454
	Huntington National Bank	2.000%	6/30/18	53,720	53,874
	Huntington National Bank	2.200%	11/6/18	21,120	21,192
	Huntington National Bank	2.375%	3/10/20	54,920	55,220
	Huntington National Bank	2.875%	8/20/20	33,581	34,195
7	ING Bank NV	1.800%	3/16/18	8,204	8,204
7	ING Bank NV	2.500%	10/1/19	16,560	16,662
7	ING Bank NV	2.450%	3/16/20	24,430	24,554
7	ING Bank NV	2.700%	8/17/20	3,907	3,946
	ING Groep NV	3.150%	3/29/22	19,540	19,840
	Intesa Sanpaolo SPA	3.875%	1/16/18	26,174	26,272
	JPMorgan Chase & Co.	1.800%	1/25/18	19,720	19,746
	JPMorgan Chase & Co.	1.700%	3/1/18	93,263	93,333
	JPMorgan Chase & Co.	1.625%	5/15/18	3,685	3,686
	JPMorgan Chase & Co.	2.350%	1/28/19	65,537	66,174
	JPMorgan Chase & Co.	2.200%	10/22/19	21,855	21,919
6,9	JPMorgan Chase & Co.	2.895%	12/9/19	6,640	4,996
	JPMorgan Chase & Co.	2.250%	1/23/20	75,937	76,224
	JPMorgan Chase & Co.	2.750%	6/23/20	118,678	120,372
	JPMorgan Chase & Co.	2.550%	10/29/20	80,354	80,900
	JPMorgan Chase & Co.	2.550%	3/1/21	19,195	19,257
	JPMorgan Chase & Co.	2.295%	8/15/21	49,630	49,258
	JPMorgan Chase & Co.	2.972%	1/15/23	78,267	78,598
4	JPMorgan Chase & Co.	2.776%	4/25/23	61,615	61,405
	JPMorgan Chase & Co.	2.700%	5/18/23	16,765	16,479
4	JPMorgan Chase & Co.	3.782%	2/1/28	24,160	24,566
4	JPMorgan Chase & Co.	3.540%	5/1/28	32,910	32,796
4	JPMorgan Chase & Co.	4.260%	2/22/48	10,870	10,900
	JPMorgan Chase Bank NA	6.000%	7/5/17	8,592	8,660
	JPMorgan Chase Bank NA	6.000%	10/1/17	35,313	35,981
	KeyBank NA	1.650%	2/1/18	5,305	5,309
	KeyBank NA	1.700%	6/1/18	9,750	9,759
	KeyBank NA	2.350%	3/8/19	50,143	50,470
	KeyBank NA	2.500%	11/22/21	10,515	10,506
9	Lloyds Bank plc	3.250%	4/1/20	29,300	22,086
	Lloyds Banking Group plc	3.750%	1/11/27	46,430	46,302
7	Macquarie Bank Ltd.	1.600%	10/27/17	57,550	57,494
6,9	Macquarie Bank Ltd.	2.795%	10/26/18	16,910	12,714
7	Macquarie Bank Ltd.	2.400%	1/21/20	36,370	36,411
7	Macquarie Bank Ltd.	4.875%	6/10/25	16,200	16,996
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	40,192
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	34,010	33,982
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	38,480	38,730
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	40,550	40,815
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	19,530	19,542
6	Manufacturers & Traders Trust Co.	1.695%	12/1/21	9,755	9,571
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	51,515	52,181
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	6,975	6,857
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	2,880	2,922

7	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	29,290	29,271
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	43,490	43,597
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	30,740
	Mizuho Financial Group Inc.	2.953%	2/28/22	34,195	34,338
	Morgan Stanley	6.250%	8/28/17	8,665	8,800
	Morgan Stanley	5.950%	12/28/17	54,821	56,366
	Morgan Stanley	1.875%	1/5/18	62,508	62,622
	Morgan Stanley	6.625%	4/1/18	17,971	18,761
	Morgan Stanley	2.125%	4/25/18	14,001	14,060
	Morgan Stanley	2.500%	1/24/19	43,040	43,499
	Morgan Stanley	2.450%	2/1/19	36,506	36,787
	Morgan Stanley	2.375%	7/23/19	40,577	40,846
	Morgan Stanley	5.625%	9/23/19	7,458	8,048
	Morgan Stanley	5.500%	1/26/20	14,636	15,886
	Morgan Stanley	2.650%	1/27/20	16,859	17,083
	Morgan Stanley	2.800%	6/16/20	20,297	20,591
	Morgan Stanley	2.500%	4/21/21	42,859	42,714
	Morgan Stanley	2.625%	11/17/21	110,749	110,489
6	Morgan Stanley	2.373%	5/8/24	31,700	31,802
	Morgan Stanley	3.875%	1/27/26	5,830	5,960
	Morgan Stanley	3.625%	1/20/27	17,625	17,583
11	Morgan Stanley	2.625%	3/9/27	50,020	65,474
12	Morgan Stanley	1.875%	4/27/27	22,581	24,656
	MUFG Americas Holdings Corp.	1.625%	2/9/18	14,400	14,401
	MUFG Americas Holdings Corp.	2.250%	2/10/20	29,300	29,342
	MUFG Union Bank NA	2.625%	9/26/18	39,640	39,997
	MUFG Union Bank NA	2.250%	5/6/19	24,420	24,459
	National Australia Bank Ltd.	2.300%	7/25/18	21,800	21,964
	National Australia Bank Ltd.	2.000%	1/14/19	21,829	21,856
	National Australia Bank Ltd.	1.375%	7/12/19	20,250	19,947
	National Australia Bank Ltd.	2.250%	1/10/20	34,555	34,684
	National Australia Bank Ltd.	1.875%	7/12/21	26,910	26,284
	National Australia Bank Ltd.	2.800%	1/10/22	25,970	26,343
7	National Australia Bank Ltd.	3.500%	1/10/27	9,345	9,527
	National Bank of Canada	2.100%	12/14/18	26,935	27,086
	National City Bank	5.800%	6/7/17	14,625	14,685
	National City Corp.	6.875%	5/15/19	8,085	8,875
7	Nordea Bank AB	1.625%	9/30/19	20,790	20,576
7	Nordea Bank AB	2.500%	9/17/20	12,568	12,598
	PNC Bank NA	4.875%	9/21/17	22,535	22,818
	PNC Bank NA	6.000%	12/7/17	4,885	5,008
	PNC Bank NA	1.500%	2/23/18	55,800	55,801
	PNC Bank NA	6.875%	4/1/18	4,197	4,392
	PNC Bank NA	1.600%	6/1/18	81,400	81,315
	PNC Bank NA	1.850%	7/20/18	24,260	24,295
	PNC Bank NA	1.800%	11/5/18	31,674	31,679
	PNC Bank NA	2.200%	1/28/19	48,707	49,056
	PNC Bank NA	2.250%	7/2/19	44,590	44,845
	PNC Bank NA	2.400%	10/18/19	71,148	71,881
	PNC Bank NA	2.300%	6/1/20	14,636	14,720
	PNC Bank NA	2.600%	7/21/20	43,010	43,573
	PNC Bank NA	2.450%	11/5/20	15,636	15,743
	PNC Bank NA	2.150%	4/29/21	14,236	14,128
	PNC Bank NA	2.550%	12/9/21	43,275	43,499
	PNC Bank NA	2.625%	2/17/22	120,610	121,610
	PNC Funding Corp.	5.125%	2/8/20	7,230	7,813
	Regions Bank	7.500%	5/15/18	7,579	7,987

	Royal Bank of Canada	1.250%	6/16/17	19,520	19,524
	Royal Bank of Canada	1.500%	1/16/18	3,900	3,899
	Royal Bank of Canada	2.200%	7/27/18	25,890	26,080
	Royal Bank of Canada	1.800%	7/30/18	18,752	18,796
	Royal Bank of Canada	2.000%	12/10/18	21,270	21,395
	Royal Bank of Canada	2.150%	3/15/19	30,550	30,714
	Royal Bank of Canada	1.500%	7/29/19	58,175	57,672
	Royal Bank of Canada	2.125%	3/2/20	147,285	147,873
	Royal Bank of Canada	2.350%	10/30/20	7,170	7,233
	Royal Bank of Canada	4.650%	1/27/26	3,350	3,584
	Santander Bank NA	8.750%	5/30/18	33,955	36,290
	Santander Holdings USA Inc.	2.700%	5/24/19	39,050	39,216
7	Santander Holdings USA Inc.	3.700%	3/28/22	29,990	30,119
	Santander UK Group Holdings plc	3.571%	1/10/23	37,790	38,154
	Santander UK plc	1.650%	9/29/17	5,280	5,280
	Santander UK plc	3.050%	8/23/18	45,920	46,612
	Santander UK plc	2.000%	8/24/18	16,087	16,106
	Santander UK plc	2.500%	3/14/19	65,240	65,766
	Santander UK plc	2.350%	9/10/19	64,539	64,883
7	Skandinaviska Enskilda Banken AB	1.750%	3/19/18	17,471	17,472
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	5,695	5,727
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	40,865	39,877
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	29,295	29,441
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	7,380	7,477
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	5,585	5,484
6,9	Sumitomo Mitsui Financial Group Inc.	3.065%	3/29/22	46,600	34,829
9	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	19,950	15,051
	SunTrust Bank	2.250%	1/31/20	34,185	34,333
	SunTrust Banks Inc.	6.000%	9/11/17	8,795	8,929
	SunTrust Banks Inc.	2.900%	3/3/21	23,102	23,446
	Svenska Handelsbanken AB	2.500%	1/25/19	22,830	23,075
6,9	Svenska Handelsbanken AB	2.725%	4/10/19	12,800	9,612
9	Svenska Handelsbanken AB	4.500%	4/10/19	27,880	21,609
	Svenska Handelsbanken AB	1.500%	9/6/19	24,415	24,139
6,9	Svenska Handelsbanken AB	3.290%	3/2/21	14,400	10,974
	Svenska Handelsbanken AB	2.450%	3/30/21	67,310	67,428
	Svenska Handelsbanken AB	1.875%	9/7/21	35,465	34,597
6,9	Swedbank AB	2.960%	2/17/22	13,900	10,466
7	Swedbank AB	2.800%	3/14/22	53,955	54,462
	Synchrony Financial	3.000%	8/15/19	76,225	77,356
	Synchrony Financial	2.700%	2/3/20	39,200	39,421
	Synchrony Financial	4.250%	8/15/24	5,110	5,234
	Synchrony Financial	4.500%	7/23/25	8,555	8,843
	Synchrony Financial	3.700%	8/4/26	31,608	30,326
	Toronto-Dominion Bank	1.625%	3/13/18	48,860	48,943
	Toronto-Dominion Bank	2.125%	7/2/19	63,831	64,234
	Toronto-Dominion Bank	1.450%	8/13/19	20,000	19,837
	Toronto-Dominion Bank	2.250%	11/5/19	41,410	41,747
	Toronto-Dominion Bank	2.500%	12/14/20	22,500	22,799
	Toronto-Dominion Bank	2.125%	4/7/21	47,725	47,586
	UBS AG	1.800%	3/26/18	78,105	78,238
	UBS AG	2.375%	8/14/19	11,718	11,800
7	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	33,907	34,294
7	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	16,767	16,884
7	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	50,070	49,359
7	UBS Group Funding Switzerland AG	3.491%	5/23/23	4,895	4,961
7	UBS Group Funding Switzerland AG	4.253%	3/23/28	10,985	11,362

	US Bank NA	1.375%	9/11/17	42,077	42,084
	US Bank NA	1.350%	1/26/18	22,067	22,014
	US Bank NA	2.125%	10/28/19	20,765	20,904
	Wachovia Corp.	5.750%	6/15/17	29,816	29,976
	Wachovia Corp.	5.750%	2/1/18	53,681	55,290
10	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	5.625%	12/11/17	19,840	20,335
	Wells Fargo & Co.	1.500%	1/16/18	40,770	40,753
9	Wells Fargo & Co.	4.250%	1/25/18	4,880	3,704
9	Wells Fargo & Co.	4.000%	8/8/19	24,570	18,909
	Wells Fargo & Co.	2.600%	7/22/20	27,950	28,299
	Wells Fargo & Co.	2.100%	7/26/21	19,560	19,270
9	Wells Fargo & Co.	3.000%	7/27/21	46,900	34,834
6,9	Wells Fargo & Co.	3.065%	7/27/21	10,300	7,799
6,9	Wells Fargo & Co.	2.845%	4/27/22	46,475	34,768
9	Wells Fargo & Co.	3.250%	4/27/22	33,260	24,955
	Wells Fargo & Co.	3.069%	1/24/23	15,465	15,642
11	Wells Fargo & Co.	2.000%	7/28/25	6,278	8,106
9	Wells Fargo & Co.	4.000%	4/27/27	18,235	13,462
	Wells Fargo Bank NA	6.000%	11/15/17	53,763	54,994
	Wells Fargo Bank NA	1.800%	11/28/18	25,850	25,855
	Wells Fargo Bank NA	1.750%	5/24/19	73,058	72,899
	Wells Fargo Bank NA	2.150%	12/6/19	85,845	86,194
	Westpac Banking Corp.	1.500%	12/1/17	48,825	48,809
	Westpac Banking Corp.	1.600%	1/12/18	44,378	44,379
	Westpac Banking Corp.	2.250%	7/30/18	20,830	20,961
	Westpac Banking Corp.	1.950%	11/23/18	19,515	19,570
	Westpac Banking Corp.	2.250%	1/17/19	44,660	44,939
	Westpac Banking Corp.	1.600%	8/19/19	40,090	39,647
	Westpac Banking Corp.	4.875%	11/19/19	35,464	37,902
	Westpac Banking Corp.	2.300%	5/26/20	3,665	3,682
6,9	Westpac Banking Corp.	2.825%	10/28/20	10,000	7,553
	Westpac Banking Corp.	2.600%	11/23/20	60,350	60,870
	Westpac Banking Corp.	2.100%	5/13/21	52,334	51,650
6,9	Westpac Banking Corp.	2.955%	6/3/21	43,100	32,647
	Westpac Banking Corp.	2.000%	8/19/21	81,740	80,141
	Westpac Banking Corp.	2.800%	1/11/22	44,275	44,939
6,9	Westpac Banking Corp.	3.845%	3/14/24	75,100	56,937
6,9	Westpac Banking Corp.	4.885%	3/10/26	16,600	13,033
	Westpac Banking Corp.	3.350%	3/8/27	16,275	16,351
4	Westpac Banking Corp.	4.322%	11/23/31	40,250	41,168

	Brokerage (0.3%)
7	Apollo Management Holdings LP	4.400%	5/27/26	4,285	4,403
	Charles Schwab Corp.	6.375%	9/1/17	5,860	5,956
	Charles Schwab Corp.	1.500%	3/10/18	19,535	19,550
	Franklin Resources Inc.	1.375%	9/15/17	15,056	15,061
	Jefferies Group LLC	5.125%	4/13/18	12,335	12,708
	Jefferies Group LLC	4.850%	1/15/27	16,285	16,840
	Legg Mason Inc.	2.700%	7/15/19	5,860	5,884
10	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	Nomura Holdings Inc.	2.750%	3/19/19	26,430	26,664
	NYSE Euronext	2.000%	10/5/17	16,167	16,193
	Stifel Financial Corp.	3.500%	12/1/20	24,945	25,394
	Stifel Financial Corp.	4.250%	7/18/24	2,880	2,922

	TD Ameritrade Holding Corp.	2.950%	4/1/22	17,515	17,787

	Finance Companies (0.5%)
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	3.750%	5/15/19	9,890	10,150
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.250%	7/1/20	6,835	7,143
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.625%	10/30/20	15,450	16,358
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.500%	5/15/21	56,035	59,047
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	3.950%	2/1/22	26,500	27,427
	Air Lease Corp.	3.375%	1/15/19	27,894	28,487
	Air Lease Corp.	4.250%	9/15/24	3,325	3,470
	GE Capital International Funding Co.	2.342%	11/15/20	116,444	117,336
	GE Capital International Funding Co.	4.418%	11/15/35	5,263	5,625
	International Lease Finance Corp.	4.625%	4/15/21	9,845	10,448
7	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	23,080	22,573

	Insurance (2.0%)
	Aetna Inc.	1.700%	6/7/18	17,865	17,871
	Aetna Inc.	2.800%	6/15/23	9,565	9,573
	Aflac Inc.	3.625%	6/15/23	5,860	6,159
7	AIG Global Funding	2.700%	12/15/21	13,080	13,084
	Alleghany Corp.	5.625%	9/15/20	8,890	9,743
	Alterra Finance LLC	6.250%	9/30/20	9,765	10,945
	American Financial Group Inc.	9.875%	6/15/19	31,750	36,770
	American International Group Inc.	2.300%	7/16/19	5,036	5,057
	American International Group Inc.	4.875%	6/1/22	8,230	8,986
	American International Group Inc.	4.125%	2/15/24	6,155	6,414
	American International Group Inc.	3.750%	7/10/25	8,264	8,320
	Anthem Inc.	1.875%	1/15/18	19,336	19,362
	Aon plc	4.750%	5/15/45	5,740	5,818
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	25,904	28,601
	Assurant Inc.	2.500%	3/15/18	29,300	29,461
4,11 AXA SA		5.625%	1/16/54	6,600	9,464
	AXIS Specialty Finance LLC	5.875%	6/1/20	11,618	12,763
	AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,765
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	25,134
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	36,720	36,426
	Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	4,915
	Berkshire Hathaway Inc.	2.750%	3/15/23	57,493	58,069
	Chubb INA Holdings Inc.	2.875%	11/3/22	9,920	10,046
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,875	5,861
	CNA Financial Corp.	7.350%	11/15/19	3,900	4,393
4,12 Credit Agricole Assurances SA		4.750%	9/27/48	6,000	6,978
	Enstar Group Ltd.	4.500%	3/10/22	28,334	28,936
7,12 Liberty Mutual Finance Europe DAC		1.750%	3/27/24	16,500	18,351
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	9,994
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	14,385	14,481
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,325	3,622
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	38,840	39,245
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,065	2,134
7	MassMutual Global Funding II	2.100%	8/2/18	12,735	12,815
7	MassMutual Global Funding II	2.500%	10/17/22	14,335	14,201
	MetLife Inc.	1.756%	12/15/17	14,600	14,624

	MetLife Inc.	6.817%	8/15/18	13,300	14,160
	MetLife Inc.	7.717%	2/15/19	9,219	10,153
	MetLife Inc.	4.368%	9/15/23	3,500	3,792
4	MetLife Inc.	5.250%	12/29/49	7,005	7,275
7	Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	29,368
9	Metropolitan Life Global Funding I	4.500%	10/10/18	44,860	34,498
7	Metropolitan Life Global Funding I	2.300%	4/10/19	11,225	11,325
7	Metropolitan Life Global Funding I	1.950%	9/15/21	19,535	19,097
7	Metropolitan Life Global Funding I	3.000%	1/10/23	11,200	11,355
7	Metropolitan Life Global Funding I	3.450%	12/18/26	8,180	8,325
7	New York Life Global Funding	1.950%	2/11/20	17,975	17,943
7	New York Life Global Funding	2.900%	1/17/24	9,918	10,012
11	PGH Capital plc	5.750%	7/7/21	5,340	7,880
11	PGH Capital plc	6.625%	12/18/25	2,040	2,910
11	Phoenix Group Holdings	4.125%	7/20/22	16,638	21,943
7	Pricoa Global Funding I	2.550%	11/24/20	6,830	6,875
7	Pricoa Global Funding I	2.200%	6/3/21	9,790	9,694
7	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,555
	Progressive Corp.	4.125%	4/15/47	26,025	26,531
4	Progressive Corp.	6.700%	6/15/67	32,684	32,766
	Prudential Financial Inc.	7.375%	6/15/19	10,442	11,614
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,533
	Prudential Financial Inc.	4.500%	11/16/21	10,789	11,702
4	Prudential Financial Inc.	5.375%	5/15/45	12,290	13,027
	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	23,319
	Reinsurance Group of America Inc.	3.950%	9/15/26	25,471	25,902
7	Reliance Standard Life Global Funding II	2.150%	10/15/18	27,320	27,418
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	52,630	52,882
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	17,860	17,798
7	Reliance Standard Life Global Funding II	3.050%	1/20/21	8,275	8,378
7	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	60,100	61,103
	Torchmark Corp.	9.250%	6/15/19	7,053	8,082
	Travelers Cos. Inc.	5.800%	5/15/18	2,273	2,371
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	3,182
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,556
	UnitedHealth Group Inc.	1.900%	7/16/18	20,510	20,600
	UnitedHealth Group Inc.	2.700%	7/15/20	14,640	14,953
	UnitedHealth Group Inc.	4.250%	4/15/47	8,300	8,567

	Real Estate Investment Trusts (1.4%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	29,896	30,077
	Boston Properties LP	3.700%	11/15/18	4,900	5,022
	Boston Properties LP	5.875%	10/15/19	32,163	34,728
	Brandywine Operating Partnership LP	5.700%	5/1/17	15,370	15,370
	Brandywine Operating Partnership LP	4.950%	4/15/18	21,275	21,855
	Brandywine Operating Partnership LP	3.950%	2/15/23	12,570	12,644
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,263
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,895	5,866
	Brixmor Operating Partnership LP	4.125%	6/15/26	29,930	30,410
	Brixmor Operating Partnership LP	3.900%	3/15/27	19,510	19,392
	Camden Property Trust	4.875%	6/15/23	2,400	2,604
	Camden Property Trust	4.250%	1/15/24	5,900	6,200
	Camden Property Trust	3.500%	9/15/24	1,785	1,797
	DDR Corp.	4.750%	4/15/18	29,245	29,881
	DDR Corp.	7.500%	7/15/18	2,500	2,654
	DDR Corp.	7.875%	9/1/20	7,085	8,172
	DDR Corp.	3.625%	2/1/25	2,761	2,672

DDR Corp.	4.250%	2/1/26	12,335	12,349
9 DEXUS Finance Pty Ltd.	4.200%	11/9/22	8,300	6,390
Digital Realty Trust LP	3.400%	10/1/20	22,047	22,724
Digital Realty Trust LP	3.950%	7/1/22	34,798	36,546
Digital Realty Trust LP	4.750%	10/1/25	6,622	7,059
Duke Realty LP	6.500%	1/15/18	3,235	3,341
Duke Realty LP	3.250%	6/30/26	4,402	4,315
ERP Operating LP	2.375%	7/1/19	4,875	4,912
ERP Operating LP	4.750%	7/15/20	2,349	2,515
Federal Realty Investment Trust	2.550%	1/15/21	9,351	9,382
9 General Property Trust	4.500%	9/11/20	4,010	3,123
9 General Property Trust	3.657%	8/24/26	900	650
7 Goodman Australia Industrial Fund	3.400%	9/30/26	17,000	16,659
9 GPT Wholesale Office Fund No. 1	4.000%	5/18/22	1,990	1,523
HCP Inc.	2.625%	2/1/20	12,357	12,448
HCP Inc.	4.250%	11/15/23	7,420	7,731
HCP Inc.	4.200%	3/1/24	7,815	8,071
HCP Inc.	3.400%	2/1/25	14,805	14,416
HCP Inc.	4.000%	6/1/25	8,880	8,981
Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	13,261
Healthcare Trust of America Holdings LP	3.500%	8/1/26	9,850	9,581
Kilroy Realty LP	4.800%	7/15/18	20,030	20,602
Liberty Property LP	4.750%	10/1/20	10,940	11,675
Liberty Property LP	3.750%	4/1/25	3,575	3,643
Omega Healthcare Investors Inc.	4.375%	8/1/23	34,795	35,447
Omega Healthcare Investors Inc.	4.500%	1/15/25	9,760	9,784
Omega Healthcare Investors Inc.	5.250%	1/15/26	20,588	21,720
Realty Income Corp.	2.000%	1/31/18	4,870	4,879
Realty Income Corp.	5.750%	1/15/21	3,905	4,311
Realty Income Corp.	4.125%	10/15/26	19,045	19,787
9 Scentre Group Trust 1	4.500%	9/8/21	2,000	1,563
7 Scentre Group Trust 1 / Scentre Group Trust
2	3.750%	3/23/27	28,575	28,861
9 Scentre Group Trust 2	5.000%	10/23/19	7,200	5,651
Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,479
Simon Property Group LP	2.150%	9/15/17	1,572	1,574
Simon Property Group LP	2.500%	9/1/20	11,153	11,254
Simon Property Group LP	4.375%	3/1/21	7,375	7,881
Simon Property Group LP	2.350%	1/30/22	12,290	12,167
9 Stockland Trust	4.500%	11/23/22	1,400	1,093
Ventas Realty LP	3.125%	6/15/23	4,673	4,652
Ventas Realty LP	3.500%	2/1/25	6,655	6,586
Ventas Realty LP	3.850%	4/1/27	19,840	19,882
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	14,362	14,394
VEREIT Operating Partnership LP	3.000%	2/6/19	22,495	22,664
Welltower Inc.	4.700%	9/15/17	14,620	14,784
Welltower Inc.	2.250%	3/15/18	15,769	15,830
Welltower Inc.	4.125%	4/1/19	46,860	48,415
Welltower Inc.	4.000%	6/1/25	7,025	7,209
				15,284,548
Industrial (23.9%)
Basic Industry (0.9%)
Agrium Inc.	6.750%	1/15/19	31,740	34,115
7 Air Liquide Finance SA	1.375%	9/27/19	21,270	20,977
7 Air Liquide Finance SA	1.750%	9/27/21	24,420	23,760
Air Products & Chemicals Inc.	1.200%	10/15/17	11,225	11,214
Air Products & Chemicals Inc.	4.375%	8/21/19	7,155	7,580

	Airgas Inc.	1.650%	2/15/18	23,552	23,587
	Airgas Inc.	2.375%	2/15/20	9,890	9,972
	Airgas Inc.	3.050%	8/1/20	12,510	12,850
9	BHP Billiton Finance Ltd.	3.750%	10/18/17	14,090	10,621
	CF Industries Inc.	6.875%	5/1/18	26,245	27,328
7	CF Industries Inc.	3.400%	12/1/21	9,660	9,711
	CF Industries Inc.	3.450%	6/1/23	6,465	6,047
	Dow Chemical Co.	8.550%	5/15/19	28,238	31,864
	EI du Pont de Nemours & Co.	6.000%	7/15/18	27,383	28,785
	EI du Pont de Nemours & Co.	4.625%	1/15/20	11,348	12,082
	EI du Pont de Nemours & Co.	2.200%	5/1/20	35,715	35,771
9	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	4,160	3,200
	Goldcorp Inc.	2.125%	3/15/18	14,640	14,658
	International Paper Co.	7.950%	6/15/18	5,150	5,496
	LyondellBasell Industries NV	5.000%	4/15/19	10,480	10,991
	Monsanto Co.	1.150%	6/30/17	9,770	9,766
	Monsanto Co.	5.125%	4/15/18	22,515	23,208
	Monsanto Co.	1.850%	11/15/18	3,000	2,998
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	28,554	28,767
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	11,456	12,386
	PPG Industries Inc.	2.300%	11/15/19	27,820	28,006
	Praxair Inc.	4.500%	8/15/19	29,565	31,282
	Praxair Inc.	4.050%	3/15/21	17,539	18,685
	Vale Overseas Ltd.	5.625%	9/15/19	9,740	10,337
	Vale Overseas Ltd.	5.875%	6/10/21	49,050	53,097

	Capital Goods (2.4%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	8,400	9,196
	Caterpillar Financial Services Corp.	7.150%	2/15/19	47,540	51,869
	Caterpillar Financial Services Corp.	1.350%	5/18/19	32,370	32,080
	Caterpillar Financial Services Corp.	2.100%	1/10/20	34,625	34,764
	Caterpillar Financial Services Corp.	1.700%	8/9/21	41,200	40,045
	Caterpillar Financial Services Corp.	1.931%	10/1/21	100,075	97,813
	Caterpillar Inc.	7.900%	12/15/18	59,914	65,671
	Embraer Netherlands Finance BV	5.400%	2/1/27	26,505	27,429
7	Embraer Overseas Ltd.	5.696%	9/16/23	10,379	11,218
	General Electric Capital Corp.	5.625%	5/1/18	5,855	6,100
	General Electric Capital Corp.	6.000%	8/7/19	30,727	33,668
	General Electric Capital Corp.	2.200%	1/9/20	30,647	31,034
	General Electric Capital Corp.	5.550%	5/4/20	54,502	60,272
	General Electric Capital Corp.	4.375%	9/16/20	31,110	33,467
	General Electric Capital Corp.	4.625%	1/7/21	76,607	83,374
	General Electric Capital Corp.	5.300%	2/11/21	6,288	7,001
	General Electric Capital Corp.	4.650%	10/17/21	19,530	21,572
7	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	15,205	15,801
	Illinois Tool Works Inc.	3.375%	9/15/21	17,075	17,880
	Illinois Tool Works Inc.	2.650%	11/15/26	42,640	41,466
	John Deere Capital Corp.	5.750%	9/10/18	28,200	29,795
	John Deere Capital Corp.	1.250%	10/9/19	18,800	18,551
	John Deere Capital Corp.	2.375%	7/14/20	51,283	51,707
	John Deere Capital Corp.	2.450%	9/11/20	43,491	43,945
	John Deere Capital Corp.	2.550%	1/8/21	14,640	14,823
	John Deere Capital Corp.	2.800%	3/4/21	32,710	33,349
	John Deere Capital Corp.	3.900%	7/12/21	9,760	10,362
9	John Deere Financial Ltd.	3.500%	12/18/19	36,830	28,042
	Komatsu Mining Corp.	5.125%	10/15/21	28,491	31,483
11	Leonardo SPA	8.000%	12/16/19	5,004	7,550

12	Leonardo SPA	4.500%	1/19/21	6,933	8,535
12	Leonardo SPA	5.250%	1/21/22	3,200	4,127
	Masco Corp.	7.125%	3/15/20	51,191	57,654
	Parker-Hannifin Corp.	5.500%	5/15/18	3,615	3,763
7,12 Parker-Hannifin Corp.		1.125%	3/1/25	19,530	21,410
	Precision Castparts Corp.	2.500%	1/15/23	26,735	26,657
	Raytheon Co.	6.400%	12/15/18	25,286	27,309
	Raytheon Co.	4.400%	2/15/20	2,070	2,215
	Raytheon Co.	3.125%	10/15/20	8,697	8,976
	Rockwell Automation Inc.	5.650%	12/1/17	4,885	5,001
	Roper Technologies Inc.	2.800%	12/15/21	13,210	13,287
	Roper Technologies Inc.	3.800%	12/15/26	35,350	36,024
7	Siemens Financieringsmaatschappij NV	2.200%	3/16/20	63,890	64,234
7	Siemens Financieringsmaatschappij NV	2.700%	3/16/22	51,455	51,870
	Textron Inc.	7.250%	10/1/19	10,003	11,146
	Textron Inc.	3.875%	3/1/25	9,990	10,242
	United Rentals North America Inc.	4.625%	7/15/23	46,770	48,524
	United Rentals North America Inc.	5.875%	9/15/26	6,720	7,081
	United Rentals North America Inc.	5.500%	5/15/27	9,830	10,113

	Communication (2.5%)
	21st Century Fox America Inc.	7.250%	5/18/18	7,205	7,605
7	Activision Blizzard Inc.	2.300%	9/15/21	15,350	15,125
7	Activision Blizzard Inc.	6.125%	9/15/23	22,008	23,879
	America Movil SAB de CV	5.625%	11/15/17	44,269	45,168
	America Movil SAB de CV	5.000%	10/16/19	19,268	20,579
	America Movil SAB de CV	5.000%	3/30/20	52,683	56,722
	American Tower Corp.	4.500%	1/15/18	19,490	19,854
12	American Tower Corp.	1.375%	4/4/25	39,690	43,356
	AT&T Inc.	1.700%	6/1/17	15,250	15,256
	AT&T Inc.	1.400%	12/1/17	24,400	24,391
	AT&T Inc.	5.500%	2/1/18	31,834	32,729
	AT&T Inc.	5.600%	5/15/18	6,038	6,280
	AT&T Inc.	5.800%	2/15/19	27,420	29,207
	AT&T Inc.	5.875%	10/1/19	46,760	50,557
	AT&T Inc.	5.200%	3/15/20	18,557	20,060
	AT&T Inc.	4.600%	2/15/21	4,762	5,082
	AT&T Inc.	3.200%	3/1/22	12,500	12,659
	CBS Corp.	4.625%	5/15/18	2,690	2,768
	CBS Corp.	2.300%	8/15/19	1,980	1,990
	Comcast Cable Communications LLC	8.875%	5/1/17	24,479	24,484
	Comcast Corp.	5.875%	2/15/18	17,672	18,274
	Comcast Corp.	3.375%	8/15/25	13,130	13,359
	Crown Castle International Corp.	3.400%	2/15/21	31,300	31,964
	Crown Castle International Corp.	2.250%	9/1/21	16,500	16,155
	Crown Castle International Corp.	4.450%	2/15/26	16,500	17,517
	Deutsche Telekom International Finance BV	6.750%	8/20/18	10,804	11,480
	Deutsche Telekom International Finance BV	6.000%	7/8/19	7,225	7,813
	Discovery Communications LLC	3.800%	3/13/24	10,270	10,255
	Electronic Arts Inc.	3.700%	3/1/21	14,650	15,241
	Grupo Televisa SAB	6.000%	5/15/18	10,931	11,376
	Grupo Televisa SAB	6.625%	3/18/25	4,900	5,786
	Grupo Televisa SAB	5.000%	5/13/45	16,270	15,478
	GTE Corp.	6.840%	4/15/18	2,440	2,560
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,000	2,006
	Moody's Corp.	2.750%	7/15/19	10,317	10,461
	Moody's Corp.	5.500%	9/1/20	11,575	12,710

7	NBCUniversal Enterprise Inc.	1.974%	4/15/19	66,650	66,861
	NBCUniversal Media LLC	4.375%	4/1/21	24,415	26,371
	NBCUniversal Media LLC	2.875%	1/15/23	22,990	23,255
	Omnicom Group Inc.	6.250%	7/15/19	5,860	6,383
	Orange SA	2.750%	2/6/19	29,240	29,568
	Orange SA	1.625%	11/3/19	56,600	55,968
	Qwest Corp.	6.500%	6/1/17	9,653	9,665
	Qwest Corp.	6.750%	12/1/21	3,110	3,451
7	SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,504
7	Sky plc	2.625%	9/16/19	12,200	12,246
	Telefonica Emisiones SAU	6.221%	7/3/17	11,382	11,470
9	Telstra Corp. Ltd.	4.500%	11/13/18	28,920	22,280
9	Telstra Corp. Ltd.	4.000%	9/16/22	16,420	12,823
7	Telstra Corp. Ltd.	3.125%	4/7/25	16,480	16,473
	Thomson Reuters Corp.	6.500%	7/15/18	27,270	28,771
	Time Warner Cable LLC	8.750%	2/14/19	18,305	20,366
	Time Warner Cable LLC	8.250%	4/1/19	23,445	26,039
	Verizon Communications Inc.	3.650%	9/14/18	36,333	37,240
	Verizon Communications Inc.	4.500%	9/15/20	91,730	98,150
	Verizon Communications Inc.	3.450%	3/15/21	29,200	30,167
	Verizon Communications Inc.	3.000%	11/1/21	15,741	15,936
7	Verizon Communications Inc.	2.946%	3/15/22	130,510	131,157
	Verizon Communications Inc.	5.150%	9/15/23	29,420	32,584
	Verizon Communications Inc.	4.125%	3/16/27	19,225	19,681
	Viacom Inc.	5.625%	9/15/19	3,195	3,425
	Viacom Inc.	3.875%	12/15/21	14,600	15,240
	Vodafone Group plc	1.250%	9/26/17	21,359	21,348

	Consumer Cyclical (3.6%)
12	Accor SA	1.250%	1/25/24	17,500	18,958
	Alibaba Group Holding Ltd.	1.625%	11/28/17	37,630	37,583
	Alibaba Group Holding Ltd.	2.500%	11/28/19	19,064	19,160
	American Honda Finance Corp.	0.950%	5/5/17	15,960	15,960
	American Honda Finance Corp.	1.600%	7/13/18	10,770	10,771
	American Honda Finance Corp.	2.125%	10/10/18	18,825	18,946
	American Honda Finance Corp.	1.500%	11/19/18	14,650	14,599
	American Honda Finance Corp.	1.700%	2/22/19	14,050	14,055
	American Honda Finance Corp.	2.250%	8/15/19	41,660	41,995
	American Honda Finance Corp.	2.000%	2/14/20	48,800	49,055
	American Honda Finance Corp.	2.450%	9/24/20	16,675	16,878
	American Honda Finance Corp.	1.700%	9/9/21	16,450	16,043
	AutoZone Inc.	7.125%	8/1/18	19,022	20,253
	AutoZone Inc.	1.625%	4/21/19	8,345	8,285
	Block Financial LLC	4.125%	10/1/20	1,032	1,059
7	BMW US Capital LLC	2.000%	4/11/21	11,055	10,868
	CVS Health Corp.	1.900%	7/20/18	16,605	16,645
	CVS Health Corp.	2.250%	12/5/18	19,520	19,657
	CVS Health Corp.	2.800%	7/20/20	119,047	121,265
7	Daimler Finance North America LLC	1.375%	8/1/17	19,525	19,522
	Delphi Automotive plc	3.150%	11/19/20	14,635	14,968
	Dollar General Corp.	1.875%	4/15/18	9,965	9,982
	DR Horton Inc.	4.375%	9/15/22	6,615	7,028
7	Experian Finance plc	2.375%	6/15/17	41,730	41,739
12	FCE Bank plc	1.615%	5/11/23	21,200	23,748
	Ford Motor Credit Co. LLC	2.145%	1/9/18	14,665	14,701
	Ford Motor Credit Co. LLC	2.375%	1/16/18	14,635	14,699
	Ford Motor Credit Co. LLC	5.000%	5/15/18	82,795	84,980

	Ford Motor Credit Co. LLC	2.240%	6/15/18	14,650	14,652
9	Ford Motor Credit Co. LLC	4.050%	12/10/18	76,020	57,974
	Ford Motor Credit Co. LLC	2.375%	3/12/19	5,460	5,475
	Ford Motor Credit Co. LLC	2.597%	11/4/19	7,615	7,646
	Ford Motor Credit Co. LLC	2.459%	3/27/20	19,535	19,471
9	Ford Motor Credit Co. LLC	3.588%	6/2/20	32,210	24,416
	Ford Motor Credit Co. LLC	3.157%	8/4/20	14,310	14,550
	Ford Motor Credit Co. LLC	3.200%	1/15/21	23,362	23,655
	Ford Motor Credit Co. LLC	5.750%	2/1/21	2,244	2,471
	Ford Motor Credit Co. LLC	3.336%	3/18/21	67,975	69,002
	Ford Motor Credit Co. LLC	5.875%	8/2/21	15,600	17,355
	Ford Motor Credit Co. LLC	3.339%	3/28/22	29,275	29,484
	Ford Motor Credit Co. LLC	4.250%	9/20/22	11,635	12,181
	General Motors Co.	3.500%	10/2/18	36,615	37,312
	General Motors Financial Co. Inc.	3.250%	5/15/18	64,135	64,947
	General Motors Financial Co. Inc.	6.750%	6/1/18	46,749	49,096
	General Motors Financial Co. Inc.	3.100%	1/15/19	5,220	5,293
	General Motors Financial Co. Inc.	2.400%	5/9/19	31,240	31,298
	General Motors Financial Co. Inc.	3.500%	7/10/19	29,234	29,936
	General Motors Financial Co. Inc.	3.200%	7/13/20	9,800	9,980
	General Motors Financial Co. Inc.	3.700%	11/24/20	29,280	30,014
	General Motors Financial Co. Inc.	4.200%	3/1/21	36,658	38,341
	General Motors Financial Co. Inc.	3.200%	7/6/21	38,623	38,980
	General Motors Financial Co. Inc.	4.375%	9/25/21	2,660	2,802
	General Motors Financial Co. Inc.	3.450%	1/14/22	42,190	42,663
7	Harley-Davidson Financial Services Inc.	1.550%	11/17/17	3,415	3,411
7	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,765	9,817
7	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	10,800	10,751
7	Harley-Davidson Funding Corp.	6.800%	6/15/18	3,665	3,863
7	Hyundai Capital America	4.000%	6/8/17	10,785	10,811
7	Hyundai Capital America	3.100%	4/5/22	19,825	19,753
	Lowe's Cos. Inc.	1.150%	4/15/19	12,150	12,016
	Lowe's Cos. Inc.	4.625%	4/15/20	19,120	20,582
	Macy's Retail Holdings Inc.	7.450%	7/15/17	5,204	5,264
	Macy's Retail Holdings Inc.	3.450%	1/15/21	19,515	19,707
	Marriott International Inc.	6.375%	6/15/17	7,397	7,441
	Mastercard Inc.	2.000%	4/1/19	9,620	9,689
	McDonald's Corp.	2.100%	12/7/18	11,710	11,784
7	Nissan Motor Acceptance Corp.	2.000%	3/8/19	31,275	31,242
	NVR Inc.	3.950%	9/15/22	6,760	7,085
	PACCAR Financial Corp.	1.750%	8/14/18	6,635	6,655
	PACCAR Financial Corp.	2.200%	9/15/19	19,025	19,175
	PACCAR Financial Corp.	2.500%	8/14/20	2,930	2,968
12	Priceline Group Inc.	0.800%	3/10/22	39,600	43,242
	QVC Inc.	3.125%	4/1/19	9,770	9,882
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	5,250	5,502
	Starbucks Corp.	2.100%	2/4/21	12,420	12,498
	TJX Cos. Inc.	2.750%	6/15/21	19,475	19,906
9	Toyota Finance Australia Ltd.	4.250%	5/15/19	19,200	14,878
	Toyota Motor Credit Corp.	1.450%	1/12/18	27,350	27,380
	Toyota Motor Credit Corp.	1.550%	7/13/18	14,740	14,742
	Toyota Motor Credit Corp.	2.000%	10/24/18	10,745	10,814
	Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,658
	Toyota Motor Credit Corp.	2.125%	7/18/19	40,515	40,791
	Toyota Motor Credit Corp.	2.750%	5/17/21	11,710	11,935
9	Toyota Motor Credit Corp.	2.750%	7/26/21	2,998	2,228
	Toyota Motor Credit Corp.	3.400%	9/15/21	6,352	6,632

	Toyota Motor Credit Corp.	2.600%	1/11/22	6,360	6,410
	VF Corp.	5.950%	11/1/17	5,860	5,993
	Visa Inc.	1.200%	12/14/17	33,170	33,169
	Visa Inc.	2.200%	12/14/20	82,930	83,632
9	Volkswagen Financial Services Australia Pty
	Ltd.	4.250%	4/4/18	3,150	2,392
9	Volkswagen Financial Services Australia Pty
	Ltd.	3.250%	8/13/19	28,070	21,177
7	Volkswagen Group of America Finance LLC	1.250%	5/23/17	28,215	28,214
7	Volkswagen Group of America Finance LLC	1.600%	11/20/17	6,205	6,201
7	Volkswagen Group of America Finance LLC	1.650%	5/22/18	3,465	3,457
	Wal-Mart Stores Inc.	3.625%	7/8/20	29,565	31,220
	Wal-Mart Stores Inc.	3.250%	10/25/20	19,080	19,972
	Walgreens Boots Alliance Inc.	1.750%	5/30/18	18,060	18,129
	Walgreens Boots Alliance Inc.	2.600%	6/1/21	46,103	46,325
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	6,665	6,848
7	Wesfarmers Ltd.	1.874%	3/20/18	20,665	20,665

	Consumer Noncyclical (5.6%)
	Abbott Laboratories	2.350%	11/22/19	95,250	95,772
	Abbott Laboratories	2.800%	9/15/20	18,990	19,218
	Abbott Laboratories	2.900%	11/30/21	79,930	80,699
	AbbVie Inc.	1.800%	5/14/18	126,410	126,579
	AbbVie Inc.	2.000%	11/6/18	16,862	16,910
	AbbVie Inc.	2.500%	5/14/20	90,080	90,905
	AbbVie Inc.	2.300%	5/14/21	29,085	28,891
	Actavis Funding SCS	2.350%	3/12/18	239,151	240,048
	Actavis Funding SCS	2.450%	6/15/19	9,765	9,838
	Actavis Funding SCS	3.000%	3/12/20	31,788	32,355
	Actavis Funding SCS	3.450%	3/15/22	75,702	77,841
	Actavis Inc.	1.875%	10/1/17	20,626	20,647
	Actavis Inc.	6.125%	8/15/19	9,765	10,612
	Agilent Technologies Inc.	6.500%	11/1/17	2,257	2,305
	Agilent Technologies Inc.	5.000%	7/15/20	10,185	11,007
	Allergan Inc.	1.350%	3/15/18	7,800	7,766
	Altria Group Inc.	9.250%	8/6/19	69,792	80,758
	Altria Group Inc.	4.750%	5/5/21	40,225	43,823
	AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,489
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,650	8,868
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	2,345	2,342
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	68,756	68,898
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	16,210	16,313
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	190,770	192,979
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	26,600	27,308
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	15,550	15,872
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	14,600	15,574
12	Anheuser-Busch InBev SA	3.250%	1/24/33	1,300	1,676
12	Anheuser-Busch InBev SA	2.750%	3/17/36	15,370	18,342
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	32,250	35,368
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	35,850	38,949
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	7,900	7,871
	Baxalta Inc.	2.875%	6/23/20	99,422	101,034
	Becton Dickinson & Co.	2.675%	12/15/19	5,460	5,504
	Becton Dickinson & Co.	3.125%	11/8/21	14,600	14,686
	Biogen Inc.	6.875%	3/1/18	4,880	5,088
	Biogen Inc.	2.900%	9/15/20	32,332	32,993
	Boston Scientific Corp.	2.650%	10/1/18	20,960	21,163

12	Bunge Finance Europe BV	1.850%	6/16/23	14,308	16,198
	Cardinal Health Inc.	1.900%	6/15/17	6,830	6,835
7	Cargill Inc.	6.000%	11/27/17	12,295	12,621
7	Cargill Inc.	7.350%	3/6/19	24,500	26,950
7	Cargill Inc.	3.250%	11/15/21	9,750	10,068
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,914
	Celgene Corp.	2.125%	8/15/18	12,600	12,649
	Clorox Co.	5.950%	10/15/17	4,880	4,974
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	20,600	20,649
	Conagra Brands Inc.	4.950%	8/15/20	2,679	2,881
	Constellation Brands Inc.	3.875%	11/15/19	26,682	27,883
	Constellation Brands Inc.	3.750%	5/1/21	26,033	27,107
	Constellation Brands Inc.	6.000%	5/1/22	17,680	20,155
	Constellation Brands Inc.	4.750%	11/15/24	12,540	13,637
	Covidien International Finance SA	6.000%	10/15/17	48,915	49,770
	Diageo Capital plc	1.125%	4/29/18	7,115	7,079
	Dignity Health California GO	2.637%	11/1/19	2,000	2,018
	Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	24,715
	Express Scripts Holding Co.	3.300%	2/25/21	12,200	12,452
	Express Scripts Holding Co.	3.000%	7/15/23	34,100	33,558
	Express Scripts Holding Co.	4.500%	2/25/26	9,800	10,172
9	FBG Finance Pty Ltd.	3.750%	8/7/20	30,360	23,269
9	Fonterra Co-operative Group Ltd.	4.500%	6/30/21	8,600	6,732
12	Fresenius SE & Co. KGaA	4.000%	2/1/24	25,550	32,409
12	Fresenius SE & Co. KGaA	3.000%	1/30/32	13,200	15,307
	Gilead Sciences Inc.	2.550%	9/1/20	141,830	143,705
	Gilead Sciences Inc.	4.500%	4/1/21	11,375	12,259
	Gilead Sciences Inc.	4.400%	12/1/21	20,510	22,116
	Gilead Sciences Inc.	1.950%	3/1/22	19,530	19,031
	Gilead Sciences Inc.	2.500%	9/1/23	19,530	19,053
7	Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,836
	Hershey Co.	1.600%	8/21/18	3,060	3,071
	Ingredion Inc.	1.800%	9/25/17	5,855	5,855
	Kraft Foods Group Inc.	2.250%	6/5/17	6,275	6,281
	Kraft Foods Group Inc.	6.125%	8/23/18	14,240	15,012
	Kraft Heinz Foods Co.	2.000%	7/2/18	10,765	10,792
	McKesson Corp.	2.284%	3/15/19	34,250	34,460
11	McKesson Corp.	3.125%	2/17/29	17,200	23,029
	Mead Johnson Nutrition Co.	3.000%	11/15/20	24,500	24,999
	Medtronic Inc.	1.500%	3/15/18	28,725	28,715
	Medtronic Inc.	1.375%	4/1/18	11,900	11,890
	Medtronic Inc.	2.500%	3/15/20	64,885	66,064
	Medtronic Inc.	3.150%	3/15/22	19,500	20,190
	Medtronic Inc.	3.625%	3/15/24	7,512	7,866
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	7,320	7,819
9	New Zealand Milk Australasia Pty Ltd.	5.250%	5/23/22	2,700	2,184
	Newell Brands Inc.	2.600%	3/29/19	3,286	3,328
	Newell Brands Inc.	3.150%	4/1/21	30,603	31,403
	Newell Brands Inc.	3.850%	4/1/23	19,500	20,354
	Newell Brands Inc.	5.375%	4/1/36	5,150	5,809
	PepsiCo Inc.	2.250%	1/7/19	7,900	7,987
	PepsiCo Inc.	4.500%	1/15/20	23,505	25,276
	PepsiCo Inc.	1.850%	4/30/20	23,350	23,319
7	Pernod Ricard SA	5.750%	4/7/21	4,850	5,416
7	Pernod Ricard SA	4.450%	1/15/22	2,850	3,054
	Perrigo Co. plc	2.300%	11/8/18	25,070	25,415
	Perrigo Co. plc	4.000%	11/15/23	12,824	13,257

Perrigo Co. plc	5.300%	11/15/43	12,510	12,886
Perrigo Finance Unlimited Co.	3.500%	3/15/21	6,300	6,452
Perrigo Finance Unlimited Co.	3.500%	12/15/21	800	817
Perrigo Finance Unlimited Co.	3.900%	12/15/24	36,793	37,098
Perrigo Finance Unlimited Co.	4.900%	12/15/44	37,030	36,429
Pharmacia LLC	6.500%	12/1/18	8,300	8,930
Philip Morris International Inc.	1.125%	8/21/17	4,975	4,973
Quest Diagnostics Inc.	2.700%	4/1/19	19,535	19,787
Reynolds American Inc.	8.125%	6/23/19	49,853	56,036
Reynolds American Inc.	3.250%	6/12/20	16,445	16,958
7 Roche Holdings Inc.	2.250%	9/30/19	50,755	51,197
7 Roche Holdings Inc.	1.750%	1/28/22	16,635	16,193
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	58,600	57,743
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	12,385	12,111
Stryker Corp.	2.000%	3/8/19	9,850	9,881
Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	118,869	115,611
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	24,710	23,798
The Kroger Co.	6.800%	12/15/18	5,950	6,412
The Kroger Co.	2.000%	1/15/19	14,700	14,730
The Kroger Co.	2.300%	1/15/19	31,250	31,459
The Kroger Co.	6.150%	1/15/20	10,250	11,315
The Kroger Co.	2.600%	2/1/21	19,550	19,623
The Kroger Co.	2.950%	11/1/21	20,510	20,800
Thermo Fisher Scientific Inc.	2.150%	12/14/18	14,600	14,665
Tyson Foods Inc.	2.650%	8/15/19	36,523	36,912

Energy (4.0%)
Anadarko Petroleum Corp.	4.850%	3/15/21	21,408	23,017
Anadarko Petroleum Corp.	3.450%	7/15/24	6,800	6,708
Anadarko Petroleum Corp.	6.600%	3/15/46	7,800	9,595
BP Capital Markets plc	1.846%	5/5/17	41,475	41,477
BP Capital Markets plc	1.375%	11/6/17	19,450	19,443
BP Capital Markets plc	1.375%	5/10/18	71,938	71,805
BP Capital Markets plc	2.241%	9/26/18	24,638	24,792
9 BP Capital Markets plc	4.750%	11/15/18	18,250	14,104
BP Capital Markets plc	4.750%	3/10/19	39,059	41,091
BP Capital Markets plc	1.676%	5/3/19	10,250	10,234
BP Capital Markets plc	2.237%	5/10/19	24,500	24,678
BP Capital Markets plc	2.521%	1/15/20	31,010	31,444
BP Capital Markets plc	2.315%	2/13/20	58,200	58,715
BP Capital Markets plc	4.500%	10/1/20	25,425	27,322
BP Capital Markets plc	2.112%	9/16/21	7,700	7,594
BP Capital Markets plc	3.062%	3/17/22	10,714	10,932
BP Capital Markets plc	2.750%	5/10/23	8,508	8,478
BP Capital Markets plc	3.216%	11/28/23	15,795	16,030
BP Capital Markets plc	3.814%	2/10/24	13,465	14,069
Chevron Corp.	1.718%	6/24/18	45,361	45,509
Chevron Corp.	4.950%	3/3/19	25,050	26,518
Chevron Corp.	2.193%	11/15/19	9,800	9,888
Chevron Corp.	1.961%	3/3/20	41,685	41,771
Chevron Corp.	2.427%	6/24/20	21,595	21,884
Chevron Corp.	2.419%	11/17/20	14,760	14,942
ConocoPhillips	5.750%	2/1/19	52,976	56,544
ConocoPhillips Co.	2.200%	5/15/20	7,230	7,280
ConocoPhillips Co.	4.200%	3/15/21	93,334	99,804

ConocoPhillips Co.	2.875%	11/15/21	9,750	9,925
ConocoPhillips Co.	4.950%	3/15/26	16,800	18,787
Devon Energy Corp.	4.000%	7/15/21	19,530	20,228
Dominion Gas Holdings LLC	2.500%	12/15/19	21,500	21,686
Dominion Gas Holdings LLC	2.800%	11/15/20	11,700	11,855
Dominion Gas Holdings LLC	3.550%	11/1/23	12,700	13,030
Enbridge Energy Partners LP	4.375%	10/15/20	975	1,028
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,860	1,827
Encana Corp.	3.900%	11/15/21	6,680	6,841
Energy Transfer Partners LP	2.500%	6/15/18	19,050	19,142
Energy Transfer Partners LP	6.700%	7/1/18	40,929	43,057
Energy Transfer Partners LP	4.150%	10/1/20	39,715	41,295
Energy Transfer Partners LP	4.650%	6/1/21	21,985	23,216
Energy Transfer Partners LP	5.200%	2/1/22	7,883	8,534
EOG Resources Inc.	5.875%	9/15/17	2,950	2,996
EOG Resources Inc.	5.625%	6/1/19	16,611	17,813
EOG Resources Inc.	2.450%	4/1/20	11,528	11,613
EOG Resources Inc.	2.625%	3/15/23	8,571	8,451
Hess Corp.	4.300%	4/1/27	5,600	5,580
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,050	2,068
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,285	5,892
Kinder Morgan Energy Partners LP	6.850%	2/15/20	12,912	14,385
Kinder Morgan Energy Partners LP	6.500%	4/1/20	17,870	19,803
Kinder Morgan Energy Partners LP	5.300%	9/15/20	4,875	5,271
Kinder Morgan Inc.	7.000%	6/15/17	23,460	23,603
Kinder Morgan Inc.	3.050%	12/1/19	1,760	1,794
Kinder Morgan Inc.	7.750%	1/15/32	8,455	10,768
Marathon Oil Corp.	5.900%	3/15/18	15,177	15,689
Marathon Oil Corp.	2.700%	6/1/20	7,570	7,561
Marathon Oil Corp.	2.800%	11/1/22	54,992	53,480
MPLX LP	4.500%	7/15/23	33,060	34,837
Nabors Industries Inc.	6.150%	2/15/18	7,765	7,959
Nabors Industries Inc.	5.000%	9/15/20	9,800	10,131
Nabors Industries Inc.	4.625%	9/15/21	10,622	10,728
7 Nabors Industries Inc.	5.500%	1/15/23	14,885	15,071
Occidental Petroleum Corp.	1.500%	2/15/18	50,620	50,616
Occidental Petroleum Corp.	2.600%	4/15/22	6,115	6,131
ONEOK Partners LP	2.000%	10/1/17	975	975
ONEOK Partners LP	3.200%	9/15/18	11,720	11,895
Petro-Canada	6.050%	5/15/18	4,885	5,093
Phillips 66	2.950%	5/1/17	46,040	46,042
Pioneer Natural Resources Co.	6.875%	5/1/18	12,710	13,317
Pioneer Natural Resources Co.	3.450%	1/15/21	24,400	25,131
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	10,010	11,031
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	8,500	9,074
Sabine Pass Liquefaction LLC	5.625%	2/1/21	72,959	79,161
Sabine Pass Liquefaction LLC	6.250%	3/15/22	34,150	38,291
Sabine Pass Liquefaction LLC	5.625%	4/15/23	10,350	11,411
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,865	20,799
7 Schlumberger Holdings Corp.	2.350%	12/21/18	2,150	2,167
Shell International Finance BV	1.900%	8/10/18	9,775	9,812
Shell International Finance BV	1.625%	11/10/18	14,500	14,502
Shell International Finance BV	2.000%	11/15/18	15,675	15,754
Shell International Finance BV	1.375%	5/10/19	61,000	60,541
Shell International Finance BV	1.375%	9/12/19	70,500	69,705

	Shell International Finance BV	4.300%	9/22/19	10,797	11,405
	Shell International Finance BV	2.125%	5/11/20	53,700	53,907
	Shell International Finance BV	2.250%	11/10/20	48,750	48,943
	Shell International Finance BV	1.875%	5/10/21	74,080	72,898
	Shell International Finance BV	1.750%	9/12/21	23,600	23,100
	Shell International Finance BV	3.250%	5/11/25	14,000	14,234
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	6,395	6,804
	Spectra Energy Partners LP	2.950%	9/25/18	9,770	9,903
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,660	1,998
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	8,289	10,022
	Total Capital Canada Ltd.	1.450%	1/15/18	43,977	44,026
	Total Capital International SA	1.550%	6/28/17	17,925	17,925
	Total Capital International SA	2.125%	1/10/19	47,850	48,181
	Total Capital International SA	2.100%	6/19/19	14,600	14,673
9	Total Capital International SA	4.250%	11/26/21	5,378	4,226
	Total Capital SA	2.125%	8/10/18	11,627	11,700
	Total Capital SA	4.450%	6/24/20	36,050	38,674
	Total Capital SA	4.250%	12/15/21	19,525	21,071
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,530	1,522
	TransCanada PipeLines Ltd.	4.625%	3/1/34	7,000	7,474
	Transocean Inc.	4.500%	10/15/17	65,947	66,194
	Williams Partners LP	5.250%	3/15/20	4,880	5,262
	Williams Partners LP	4.000%	11/15/21	16,585	17,253
	Williams Partners LP	3.600%	3/15/22	8,424	8,604
	Williams Partners LP	3.900%	1/15/25	10,524	10,675
7	Woodside Finance Ltd.	8.750%	3/1/19	15,850	17,574

	Other Industrial (0.4%)
12	Fluor Corp.	1.750%	3/21/23	21,890	24,835
7	Hutchison Whampoa Finance CI Ltd.	7.450%	8/1/17	10,320	10,449
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	118,427	130,608
7	Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	40,045	40,045

	Technology (2.9%)
	Altera Corp.	2.500%	11/15/18	4,420	4,488
	Amphenol Corp.	2.550%	1/30/19	5,712	5,771
	Apple Inc.	1.300%	2/23/18	14,635	14,635
	Apple Inc.	2.100%	5/6/19	48,285	48,781
6,9	Apple Inc.	2.430%	8/28/19	29,160	21,879
9	Apple Inc.	2.850%	8/28/19	20,060	15,182
	Apple Inc.	1.550%	2/7/20	19,535	19,448
	Apple Inc.	2.000%	5/6/20	25,650	25,803
	Apple Inc.	2.250%	2/23/21	100,900	102,023
	Apple Inc.	2.850%	5/6/21	37,000	38,141
	Apple Inc.	1.550%	8/4/21	9,000	8,812
	Apple Inc.	2.150%	2/9/22	9,770	9,737
	Apple Inc.	2.500%	2/9/22	48,830	49,434
	Apple Inc.	2.700%	5/13/22	13,970	14,251
	Applied Materials Inc.	2.625%	10/1/20	23,420	23,834
	Avnet Inc.	3.750%	12/1/21	3,305	3,360
	Baidu Inc.	2.250%	11/28/17	16,615	16,657
	Baidu Inc.	3.250%	8/6/18	31,200	31,629
	Baidu Inc.	2.750%	6/9/19	17,575	17,730
7	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.375%	1/15/20	58,615	58,688

7	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.000%	1/15/22	58,615	58,981
	Cisco Systems Inc.	4.450%	1/15/20	27,210	29,097
	Cisco Systems Inc.	2.200%	2/28/21	43,910	44,148
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	78,090	79,919
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	73,105	76,820
7	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.450%	6/15/23	7,280	7,866
	Equifax Inc.	6.300%	7/1/17	4,880	4,914
7	Everett Spinco Inc.	2.875%	3/27/20	13,670	13,818
7	Everett Spinco Inc.	4.250%	4/15/24	29,295	30,031
	Fidelity National Information Services Inc.	1.450%	6/5/17	18,406	18,386
	Fidelity National Information Services Inc.	2.000%	4/15/18	4,715	4,727
	Fidelity National Information Services Inc.	2.850%	10/15/18	36,474	36,973
	Fidelity National Information Services Inc.	3.625%	10/15/20	44,500	46,345
	Fidelity National Information Services Inc.	2.250%	8/15/21	14,650	14,423
	Fiserv Inc.	2.700%	6/1/20	6,995	7,081
	Hewlett Packard Enterprise Co.	2.450%	10/5/17	13,074	13,112
	Hewlett Packard Enterprise Co.	2.850%	10/5/18	45,105	45,628
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	65,207	67,442
	Intel Corp.	1.350%	12/15/17	33,388	33,407
9	Intel Corp.	3.250%	12/1/19	16,670	12,680
	International Business Machines Corp.	5.700%	9/14/17	25,910	26,340
	International Business Machines Corp.	2.500%	1/27/22	29,300	29,633
	KLA-Tencor Corp.	2.375%	11/1/17	13,845	13,900
	Lam Research Corp.	2.750%	3/15/20	24,420	24,746
	Microsoft Corp.	2.400%	2/6/22	97,675	98,839
	Microsoft Corp.	2.875%	2/6/24	87,910	89,213
	Oracle Corp.	2.375%	1/15/19	38,718	39,239
	Oracle Corp.	5.000%	7/8/19	16,368	17,527
	Pitney Bowes Inc.	5.750%	9/15/17	687	695
	Pitney Bowes Inc.	5.600%	3/15/18	4,880	5,016
	Pitney Bowes Inc.	3.375%	10/1/21	13,165	12,984
	Seagate HDD Cayman	3.750%	11/15/18	13,715	14,058
7	Seagate HDD Cayman	4.250%	3/1/22	16,605	16,563
	Seagate HDD Cayman	4.750%	6/1/23	12,806	12,982
	Tech Data Corp.	3.700%	2/15/22	28,470	28,950
	Total System Services Inc.	2.375%	6/1/18	36,472	36,613
	Tyco Electronics Group SA	6.550%	10/1/17	8,270	8,439
	Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,773
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,493
	Tyco Electronics Group SA	4.875%	1/15/21	1,955	2,110
	Tyco Electronics Group SA	3.500%	2/3/22	3,210	3,327
	Xerox Corp.	6.350%	5/15/18	7,291	7,604
	Xerox Corp.	2.800%	5/15/20	2,239	2,235
	Xerox Corp.	2.750%	9/1/20	7,135	7,093
	Xerox Corp.	4.500%	5/15/21	28,746	30,244
	Xilinx Inc.	2.125%	3/15/19	19,555	19,654

	Transportation (1.6%)
4,7	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	16,514	16,515
7	Air Canada	7.750%	4/15/21	48,312	54,783
4,7	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	18,998	18,972
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	8,095	8,461

	Burlington Northern Santa Fe LLC	3.000%	3/15/23	9,220	9,392
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	49,265	52,495
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	4,155	4,403
	Canadian National Railway Co.	5.850%	11/15/17	14,960	15,313
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	412	422
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	219	222
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	155	159
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	3,352	3,666
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	33,431	36,565
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	2,296	2,400
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	59,755	61,473
4,13 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	21,452	24,053
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	38,519	44,152
4	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	8,827	10,063
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	21,103	23,134
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	7,747	8,077
4	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	3,686	3,833
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,091	2,203
	Delta Air Lines Inc.	2.875%	3/13/20	72,470	73,104
	Delta Air Lines Inc.	3.625%	3/15/22	89,704	92,059
7	ERAC USA Finance LLC	6.375%	10/15/17	31,967	32,613
7	ERAC USA Finance LLC	2.800%	11/1/18	16,645	16,843
7	ERAC USA Finance LLC	2.350%	10/15/19	11,715	11,718
7	ERAC USA Finance LLC	2.700%	11/1/23	34,185	32,966
4,7	Heathrow Funding Ltd.	4.875%	7/15/23	3,215	3,449
7	HPHT Finance 15 Ltd.	2.250%	3/17/18	29,305	29,333
	JB Hunt Transport Services Inc.	2.400%	3/15/19	5,100	5,122
	Kansas City Southern	2.350%	5/15/20	51,909	51,991
	Kansas City Southern	4.950%	8/15/45	11,680	12,017
4	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	21,322	21,909
9	Qantas Airways Ltd.	7.500%	6/11/21	28,460	24,235
9	Qantas Airways Ltd.	7.750%	5/19/22	10,220	8,959
	Ryder System Inc.	2.500%	3/1/18	8,010	8,050
	Ryder System Inc.	2.250%	9/1/21	14,650	14,462
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	12,700	13,986
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	4,483	4,954
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	12,107	12,379
9	Transurban Queensland Finance Pty Ltd.	4.900%	12/8/21	980	772
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	18,417	19,868
	United Continental Holdings Inc.	6.375%	6/1/18	6,335	6,612

4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	6,874	7,587
7	WestJet Airlines Ltd.	3.500%	6/16/21	19,210	19,332
					14,278,172
Utilities (3.0%)
	Electric (2.9%)
	Arizona Public Service Co.	8.750%	3/1/19	29,145	32,748
9	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	700	578
9	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	11,060	8,417
	Baltimore Gas & Electric Co.	3.500%	11/15/21	6,215	6,495
	Baltimore Gas & Electric Co.	2.800%	8/15/22	3,555	3,573
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	38,425	39,908
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	39,110	39,235
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	17,600	17,732
	Cleco Corporate Holdings LLC	3.743%	5/1/26	27,452	27,367
	CMS Energy Corp.	6.250%	2/1/20	9,141	10,097
	Commonwealth Edison Co.	6.150%	9/15/17	27,867	28,336
	Commonwealth Edison Co.	5.800%	3/15/18	36,085	37,391
	Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,888
	Commonwealth Edison Co.	4.000%	8/1/20	27,778	29,329
	Commonwealth Edison Co.	3.400%	9/1/21	8,200	8,544
	Connecticut Light & Power Co.	5.500%	2/1/19	11,695	12,410
	Dominion Energy Inc.	1.875%	1/15/19	33,170	33,135
	Dominion Energy Inc.	5.200%	8/15/19	4,175	4,455
	Dynegy Inc.	6.750%	11/1/19	1,410	1,431
	Dynegy Inc.	7.375%	11/1/22	22,652	21,746
7	EDP Finance BV	4.900%	10/1/19	33,735	35,418
7	EDP Finance BV	4.125%	1/15/20	58,120	59,869
7	EDP Finance BV	5.250%	1/14/21	12,840	13,823
11	EDP Finance BV	8.625%	1/4/24	5,339	9,224
	Emera US Finance LP	2.150%	6/15/19	19,105	19,110
	Emera US Finance LP	2.700%	6/15/21	33,445	33,480
	Emera US Finance LP	3.550%	6/15/26	3,737	3,707
	Emera US Finance LP	4.750%	6/15/46	6,645	6,745
	Exelon Corp.	1.550%	6/9/17	23,800	23,806
	Exelon Corp.	2.850%	6/15/20	21,460	21,867
	Exelon Corp.	2.450%	4/15/21	8,638	8,601
	Exelon Corp.	3.497%	6/1/22	13,993	14,282
	Exelon Generation Co. LLC	2.950%	1/15/20	13,180	13,384
	FirstEnergy Corp.	2.750%	3/15/18	31,376	31,488
	FirstEnergy Corp.	4.250%	3/15/23	9,584	9,975
7	FirstEnergy Transmission LLC	4.350%	1/15/25	51,767	54,306
7	Fortis Inc.	2.100%	10/4/21	22,465	21,895
7	Fortis Inc.	3.055%	10/4/26	14,650	13,922
	Georgia Power Co.	5.400%	6/1/18	7,815	8,118
	Georgia Power Co.	2.400%	4/1/21	50,514	50,318
	Great Plains Energy Inc.	2.500%	3/9/20	19,530	19,731
	Great Plains Energy Inc.	3.150%	4/1/22	34,180	34,622
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	14,027
	MidAmerican Energy Co.	5.300%	3/15/18	36,392	37,572
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	6,423	7,238
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	27,320	27,413
	Nevada Power Co.	6.500%	5/15/18	32,715	34,459
	Nevada Power Co.	6.500%	8/1/18	9,683	10,274
	Oncor Electric Delivery Co. LLC	5.000%	9/30/17	24,604	24,955
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	8,010	8,536

	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	14,364	17,405
	Pacific Gas & Electric Co.	5.625%	11/30/17	52,634	53,833
	Pacific Gas & Electric Co.	8.250%	10/15/18	32,830	35,783
	Pacific Gas & Electric Co.	3.500%	10/1/20	53,968	56,124
	Pacific Gas & Electric Co.	4.250%	5/15/21	14,840	15,833
	Pacific Gas & Electric Co.	3.250%	9/15/21	21,511	22,143
	PacifiCorp	5.650%	7/15/18	20,566	21,504
	PacifiCorp	5.500%	1/15/19	4,630	4,920
	PacifiCorp	3.850%	6/15/21	3,900	4,139
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,165
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,519
	PPL Capital Funding Inc.	3.100%	5/15/26	40,090	38,845
	Puget Energy Inc.	5.625%	7/15/22	26,795	29,796
	SCANA Corp.	4.750%	5/15/21	7,705	8,057
	South Carolina Electric & Gas Co.	5.250%	11/1/18	4,500	4,719
	South Carolina Electric & Gas Co.	6.500%	11/1/18	12,181	13,003
	Southern Co.	1.550%	7/1/18	28,865	28,773
	Southern Co.	1.850%	7/1/19	48,470	48,227
	Southern Co.	2.150%	9/1/19	14,449	14,417
	Southern Co.	2.750%	6/15/20	48,140	48,576
	Southern Co.	2.350%	7/1/21	76,255	75,255
4	Southern Co.	5.500%	3/15/57	13,665	14,184
	Southern Power Co.	1.950%	12/15/19	32,735	32,562
	Southwestern Electric Power Co.	5.875%	3/1/18	10,080	10,412
	Southwestern Electric Power Co.	6.450%	1/15/19	48,811	52,339
9	United Energy Distribution Pty Ltd.	3.500%	9/12/23	30,950	22,751
	Virginia Electric & Power Co.	2.950%	1/15/22	14,600	14,925

	Natural Gas (0.1%)
7	Engie SA	2.875%	10/10/22	7,269	7,248
	Sempra Energy	6.150%	6/15/18	23,335	24,447
	Sempra Energy	2.400%	3/15/20	10,265	10,323
	Sempra Energy	2.850%	11/15/20	9,770	9,916
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,341
					1,800,464
Total Corporate Bonds (Cost $31,240,674)					31,363,184
Sovereign Bonds (5.6%)
	Arab Republic of Egypt	6.125%	1/31/22	14,740	15,321
	Argentine Republic	8.750%	6/2/17	7,810	7,849
	Argentine Republic	5.625%	1/26/22	21,450	22,362
	Argentine Republic	6.875%	1/26/27	5,350	5,643
7	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	11,077
7	Banco de Costa Rica	5.250%	8/12/18	4,800	4,920
7	Banco del Estado de Chile	2.000%	11/9/17	6,200	6,203
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	6,830	7,107
7	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	29,970	29,856
7	Bank Nederlandse Gemeenten NV	2.500%	1/23/23	2,450	2,471
12	Banque Centrale de Tunisie SA	5.625%	2/17/24	10,740	11,944
7	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,884
7	Bermuda	5.603%	7/20/20	19,045	21,006
7	Bermuda	4.138%	1/3/23	6,000	6,201
7	Bermuda	4.854%	2/6/24	5,800	6,154
7	BOC Aviation Ltd.	2.375%	9/15/21	14,650	14,235
7	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,871
7	Caixa Economica Federal	2.375%	11/6/17	12,375	12,360

	Caixa Economica Federal	4.250%	5/13/19	2,800	2,839
7	CDP Financial Inc.	4.400%	11/25/19	16,500	17,511
7	CDP Financial Inc.	3.150%	7/24/24	24,580	25,197
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,990
7	CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,855
	Corp. Andina de Fomento	1.500%	8/8/17	8,790	8,790
	Corp. Andina de Fomento	2.125%	9/27/21	31,495	31,017
	Corp. Andina de Fomento	4.375%	6/15/22	30,472	32,866
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	2,000	2,039
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	5,157
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	9,896	10,385
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	18,415	19,310
7	CPPIB Capital Inc.	1.250%	9/20/19	58,400	57,822
7,14 Dexia Credit Local SA		1.875%	9/15/21	9,765	9,489
	Ecopetrol SA	5.875%	9/18/23	13,830	14,971
7	Electricite de France SA	2.150%	1/22/19	34,190	34,195
9	Emirates NBD PJSC	5.750%	5/8/19	10,770	8,447
4,7	ENA Norte Trust	4.950%	4/25/28	1,552	1,598
	Export-Import Bank of Korea	2.875%	9/17/18	11,700	11,846
	Export-Import Bank of Korea	1.500%	10/21/19	56,405	55,561
	Export-Import Bank of Korea	5.125%	6/29/20	20,000	21,598
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,099
	Federative Republic of Brazil	6.000%	4/7/26	26,437	28,982
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	19,500	19,872
7	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	19,902
	Fondo MIVIVIENDA SA	3.375%	4/2/19	4,850	4,950
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	2,004	2,247
7	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	7,900	7,859
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	14,720	14,734
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	15,950	16,271
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	43,000	42,186
15	Japan	0.000%	5/12/17	28,980,000	260,016
16	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	26,836
16	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,281
	KazMunayGas National Co. JSC	9.125%	7/2/18	53,110	57,023
7	KazMunayGas National Co. JSC	3.875%	4/19/22	11,120	11,120
7	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,587
	Kingdom of Saudi Arabia	2.375%	10/26/21	70,315	69,077
	Kingdom of Saudi Arabia	3.250%	10/26/26	26,040	25,420
7	Kommunalbanken AS	1.125%	5/23/18	31,300	31,221
	Korea Development Bank	3.875%	5/4/17	24,125	24,126
	Korea Development Bank	2.250%	8/7/17	19,445	19,470
	Korea Development Bank	3.500%	8/22/17	22,675	22,780
	Korea Development Bank	1.500%	1/22/18	13,450	13,417
7	Korea Expressway Corp.	1.875%	10/22/17	1,000	1,000
	Korea Expressway Corp.	1.875%	10/22/17	22,630	22,634
	Korea Gas Corp.	2.875%	7/29/18	4,800	4,854
7	Korea Land & Housing Corp.	1.875%	8/2/17	7,000	7,000
	Korea National Oil Corp.	2.750%	1/23/19	14,650	14,780
7	Korea Resources Corp.	2.125%	5/2/18	4,675	4,675
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	7,889
7	Majapahit Holding BV	7.250%	6/28/17	2,000	2,015
	Majapahit Holding BV	8.000%	8/7/19	16,600	18,588
	National Savings Bank	8.875%	9/18/18	2,700	2,868
7	Nederlandse Waterschapsbank NV	1.250%	9/9/19	19,725	19,505
7	NongHyup Bank	1.875%	9/12/21	9,765	9,404

	North American Development Bank	2.300%	10/10/18	3,675	3,709
	North American Development Bank	2.400%	10/26/22	2,700	2,648
7	OCP SA	5.625%	4/25/24	8,325	8,960
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	26,168	26,562
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,000	6,149
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	4,925	4,921
	Ooredoo International Finance Ltd.	5.000%	10/19/25	3,100	3,390
7	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,800	1,811
4	Oriental Republic of Uruguay	5.100%	6/18/50	9,470	9,399
7	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	4,800	4,944
	Petrobras Global Finance BV	8.750%	5/23/26	6,840	7,969
	Petrobras Global Finance BV	7.375%	1/17/27	32,615	34,980
	Petroleos Mexicanos	5.750%	3/1/18	7,447	7,665
	Petroleos Mexicanos	5.500%	2/4/19	48,295	50,622
	Petroleos Mexicanos	8.000%	5/3/19	1,130	1,247
	Petroleos Mexicanos	5.500%	1/21/21	73,089	77,790
7	Petroleos Mexicanos	5.375%	3/13/22	6,380	6,711
	Petroleos Mexicanos	5.375%	3/13/22	1,975	2,077
	Province of New Brunswick	2.750%	6/15/18	485	491
	Province of Ontario	1.200%	2/14/18	5,200	5,185
	Province of Ontario	3.000%	7/16/18	15,905	16,149
	Province of Ontario	1.625%	1/18/19	71,920	71,737
	Province of Ontario	1.250%	6/17/19	24,405	24,124
	Province of Ontario	1.875%	5/21/20	9,770	9,730
	Province of Ontario	2.500%	4/27/26	5,515	5,439
	Province of Quebec	3.500%	7/29/20	4,750	4,953
	Province of Quebec	2.750%	8/25/21	16,785	17,112
	Province of Quebec	2.375%	1/31/22	35,465	35,608
	Province of Quebec	2.625%	2/13/23	5,150	5,186
	Province of Quebec	2.875%	10/16/24	6,750	6,892
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	3,652	3,840
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	11,527	12,119
	Republic of Colombia	7.375%	3/18/19	35,425	38,956
	Republic of Colombia	4.375%	7/12/21	4,710	5,004
	Republic of Croatia	6.750%	11/5/19	19,505	21,234
	Republic of Hungary	4.000%	3/25/19	14,600	15,148
	Republic of Hungary	6.250%	1/29/20	58,940	64,613
	Republic of Hungary	6.375%	3/29/21	13,660	15,436
	Republic of Indonesia	6.875%	1/17/18	11,463	11,877
	Republic of Indonesia	5.875%	3/13/20	9,428	10,289
	Republic of Indonesia	4.875%	5/5/21	36,300	38,961
12	Republic of Indonesia	2.875%	7/8/21	25,485	29,585
12	Republic of Indonesia	2.625%	6/14/23	15,620	17,771
12	Republic of Indonesia	3.375%	7/30/25	18,070	21,049
	Republic of Indonesia	6.625%	2/17/37	3,440	4,217
	Republic of Kazakhstan	3.875%	10/14/24	17,360	17,558
	Republic of Kazakhstan	4.875%	10/14/44	5,450	5,389
7	Republic of Latvia	2.750%	1/12/20	4,000	4,052
	Republic of Lithuania	7.375%	2/11/20	46,290	52,648
7	Republic of Lithuania	7.375%	2/11/20	55,400	63,046
	Republic of Lithuania	6.125%	3/9/21	42,040	47,498
7	Republic of Lithuania	6.125%	3/9/21	8,205	9,276
	Republic of Namibia	5.250%	10/29/25	7,145	7,227
	Republic of Panama	9.375%	4/1/29	2,345	3,482
	Republic of Poland	6.375%	7/15/19	53,380	58,518

	Republic of Poland	5.125%	4/21/21	23,840	26,194
	Republic of Poland	5.000%	3/23/22	46,710	51,381
	Republic of Romania	6.750%	2/7/22	12,850	14,893
	Republic of Romania	4.375%	8/22/23	9,700	10,262
12	Republic of Romania	2.750%	10/29/25	14,635	16,814
	Republic of Serbia	5.250%	11/21/17	11,900	12,113
7	Republic of Serbia	5.250%	11/21/17	22,470	22,863
	Republic of Serbia	4.875%	2/25/20	3,000	3,124
7	Republic of Slovakia	4.375%	5/21/22	5,500	5,995
	Republic of Slovakia	4.375%	5/21/22	3,000	3,269
	Republic of Slovenia	5.500%	10/26/22	11,740	13,350
7	Republic of Slovenia	5.250%	2/18/24	10,700	12,177
	Republic of Turkey	7.500%	7/14/17	119,919	121,267
17	Republic of Turkey	2.803%	3/26/18	23,410	23,371
	Republic of Turkey	6.750%	4/3/18	53,130	55,189
	Republic of Turkey	7.000%	3/11/19	39,035	41,767
	Republic of Turkey	5.625%	3/30/21	5,220	5,527
	SABIC Capital II BV	2.625%	10/3/18	9,600	9,653
7	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	5,775	5,775
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	9,765	9,817
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	21,446
7	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	39,015	38,918
	State Bank of India	4.125%	8/1/17	33,613	33,768
	State of Israel	4.000%	6/30/22	6,700	7,150
	State of Israel	3.150%	6/30/23	6,000	6,142
	State of Israel	2.875%	3/16/26	9,635	9,546
	State of Kuwait	2.750%	3/20/22	47,602	48,029
	Statoil ASA	3.125%	8/17/17	8,956	9,001
	Statoil ASA	1.200%	1/17/18	21,105	21,026
	Statoil ASA	2.250%	11/8/19	19,500	19,597
	Statoil ASA	2.900%	11/8/20	10,000	10,252
	Statoil ASA	3.150%	1/23/22	2,000	2,055
	Sultanate of Oman	5.375%	3/8/27	6,100	6,362
	Svensk Exportkredit AB	1.750%	5/30/17	4,900	4,900
	Svensk Exportkredit AB	1.125%	4/5/18	9,750	9,726
7	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,658
7	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,933
	United Mexican States	3.625%	3/15/22	62,671	64,671
	United Mexican States	4.000%	10/2/23	4,885	5,076
18	United Mexican States	5.750%	3/5/26	1,020,100	49,293
18	United Mexican States	7.500%	6/3/27	179,900	9,729
	Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	1,900	1,934
	YPF SA	8.875%	12/19/18	6,231	6,761
Total Sovereign Bonds (Cost $3,308,504)					3,333,362
Taxable Municipal Bonds (0.2%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	255	256
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	9,545	9,595
	California GO	5.950%	3/1/18	26,110	27,055
	California GO	6.200%	10/1/19	13,650	15,098

Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	5,350	5,393
George Washington University District of
Columbia GO	3.485%	9/15/22	4,800	4,998
Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,762
Illinois GO	5.665%	3/1/18	4,490	4,589
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	1,850	1,868
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	16,488	16,694
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	12,407	12,460
6 Mississippi GO (Nissan North America, Inc.
Project)	1.683%	11/1/17	12,180	12,174
University of California Revenue	2.054%	5/15/18	3,400	3,427
University of California Revenue	1.745%	5/15/19	6,250	6,273
Total Taxable Municipal Bonds (Cost $128,167)				129,642
Tax-Exempt Municipal Bonds (0.0%)
Calhoun County TX Navigation Industrial
Development Authority Port Revenue (BP
plc) VRDO (Cost $10,000)	1.000%	5/5/17	10,000	10,000

			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
10 Lehman Brothers Holdings Inc. Pfd. (Cost $28,923)	7.250%		29,160	—

Temporary Cash Investments (3.8%)
Money Market Fund (1.2%)
19 Vanguard Market Liquidity Fund	1.034%		7,040,432	704,184

			Face
			Amount
			($000)
Certificates of Deposit (1.6%)
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.520%	8/9/17	120,805	120,878
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.570%	10/27/17	144,565	144,669
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.700%	1/26/18	92,300	92,394
Royal Bank of Canada (New York Branch)	1.360%	10/5/17	120,275	120,282
Royal Bank of Canada (New York Branch)	1.290%	10/27/17	193,600	193,486
Svenska HandelsBanken AB (New York
Branch)	1.280%	5/12/17	90,825	90,833
Toronto Dominion Bank (New York Branch)	1.350%	8/11/17	77,965	77,979
Wells Fargo Bank NA	1.320%	10/27/17	142,610	142,546
				983,067
Commercial Paper (1.0%)
7,20 Commonwealth Bank of Australia	1.399%	9/1/17	68,360	68,036
7,20 Danske Corp.	1.502%	8/28/17	44,145	43,967
7,20 Danske Corp.	1.471%	10/16/17	48,840	48,531
7,20 Electricite de France SA	1.543%	8/9/17	18,825	18,742

7,20 Electricite de France SA	1.543%	8/10/17	4,885	4,863
7,20 Electricite de France SA	1.906%	1/5/18	36,140	35,657
7,20 Electricite de France SA	1.832%	1/10/18	25,045	24,740
7,20 Engie SA	1.490%	10/2/17	13,385	13,290
7,20 Engie SA	1.490%–1.543%	10/6/17	36,425	36,158
7,20 Engie SA	1.543%	10/10/17	21,295	21,135
7,20 Engie SA	1.543%	10/12/17	28,355	28,140
7,20 Engie SA	1.543%	10/13/17	12,285	12,191
7,20 Engie SA	1.543%–1.554%	10/16/17	66,355	65,839
7,20 Engie SA	1.544%	10/18/17	32,770	32,512
7,20 Engie SA	1.543%	10/19/17	43,955	43,607
7,20 Engie SA	1.543%	10/20/17	57,230	56,775
7,20 Engie SA	1.544%	11/9/17	20,495	20,311
7,20 Engie SA	1.544%	11/10/17	20,290	20,107
7,20 Engie SA	1.544%	11/15/17	19,055	18,879
				613,480
Total Temporary Cash Investments (Cost $2,300,794)				2,300,731

Total Investments (100.1%) (Cost $59,799,131)				59,968,401

		Expiration Date	Contracts
Liability for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/26/17	2,104	(427)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		5/26/17	1,051	(329)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		5/26/17	2,104	(263)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/26/17	1,051	(82)
Total Options on Futures Written (Premiums Received $1,905)				(1,101)
			Notional
			Amount
	Counterparty		($000)
Written Swaptions (0.0%)
Call Swaptions on CDX.NA.IG.S28.V1 5-Year
Index, Strike: 67.5%	GSCM	5/17/17	130,225	(236)
Call Swaptions on CDX.NA.IG.S28.V1 5-Year
Index, Strike: 62.5%	GSCM	5/17/17	65,125	(27)
Put Swaptions on CDX.NA.IG.S28.V1 5-Year
Index, Strike: 72.5%	GSCM	5/17/17	130,225	(28)
Total Swaptions Written (Premiums Received $406)				(291)
Total Liabilities on Options Written (0.0%) (Premiums Received $2,311)				(1,392)
Other Assets and Liabilities-Net (-0.1%)				(60,883)
Net Assets (100%)				59,906,126

1 Securities with a value of $20,033,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $19,647,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3 Securities with a value of $64,717,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $8,889,030,000, representing 14.8% of net assets.
8 Security made only partial principal and/or interest payments during the period ended April 30, 2017.
9 Face amount denominated in Australian dollars.
10 Non-income-producing security--security in default.
11 Face amount denominated in British pounds.
12 Face amount denominated in euro.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Guaranteed by multiple countries.
15 Face amount denominated in Japanese yen.
16 Guaranteed by the Government of Japan.
17 Guaranteed by the Republic of Turkey.
18 Face amount denominated in Mexican peso.
19 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
20 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30,
2017, the aggregate value of these securities was $613,480,000, representing 1.0% of net assets.
GO—General Obligation Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Short-Term Investment-Grade Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	12,259,223	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	10,572,259	—
Corporate Bonds	—	31,363,181	3
Sovereign Bonds	—	3,333,362	—
Taxable Municipal Bonds	—	129,642	—
Tax-Exempt Municipal Bonds	—	10,000	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	704,184	1,596,547	—
Liability for Options Written	(1,101)	(291)	—
Futures Contracts—Assets[1]	928	—	—
Futures Contracts—Liabilities[1]	(5,597)	—	—
Forward Currency Contracts—Assets	—	18,532	—
Forward Currency Contracts—Liabilities	—	(23,376)	—
Swap Contracts—Assets	30[1]	8,389	—
Swap Contracts—Liabilities	(592)[1]	(18,762)	—
Total	697,852	59,248,706	3
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Short-Term Investment-Grade Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2017	40,963	4,850,275	26,976
Ultra 10-Year U.S. Treasury Note	June 2017	(15,568)	(2,108,734)	(33,071)
10-Year U.S. Treasury Note	June 2017	(14,072)	(1,769,114)	(13,204)
AUD 90-Day Bank Bill	June 2017	(2,334)	(1,740,318)	(437)
2-Year U.S. Treasury Note	June 2017	6,143	1,330,631	1,468
AUD 3-Year Treasury Bond	June 2017	(5,770)	(484,418)	(3,187)
Ultra Long U.S. Treasury Bond	June 2017	(2,896)	(471,867)	(1,830)
Euro-Bund	June 2017	(1,334)	(235,087)	(494)
Euro-Bobl	June 2017	(1,313)	(188,593)	169
Long Gilt	June 2017	(786)	(130,583)	(1,938)
AUD 10-Year Treasury Bond	June 2017	(499)	(48,470)	406
Euro-Buxl	June 2017	(106)	(19,532)	(203)
30-Year Treasury Bond	June 2017	61	9,331	35
Euro-Schatz	June 2017	(39)	(4,768)	3
				(25,307)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 90-Day Bank Bill, AUD 3-Year Treasury Bond, and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has

Short-Term Investment-Grade Fund

pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Credit Suisse International	5/15/17	EUR	91,000	USD	98,922	283
Deutsche Bank AG	5/15/17	EUR	31,000	USD	33,724	71
Deutsche Bank AG	5/15/17	GBP	15,000	USD	19,254	183
Deutsche Bank AG	5/15/17	EUR	7,000	USD	7,669	(38)
JPMorgan Chase Bank N.A.	5/15/17	AUD	7,000	USD	5,212	28
JPMorgan Chase Bank N.A.	5/15/17	USD	1,151,669	AUD	1,533,803	3,476
Credit Suisse International	5/15/17	USD	562,522	EUR	529,489	(14,705)
JPMorgan Chase Bank N.A.	5/12/17	USD	274,109	JPY	28,980,000	14,022
Barclays Capital	5/15/17	USD	199,945	GBP	160,532	(8,069)
Citibank, N.A.	5/15/17	USD	58,321	MXN	1,096,553	234
BNP Paribas	5/15/17	USD	23,717	EUR	22,000	(267)
Barclays Capital	5/15/17	USD	20,130	AUD	26,800	67
Goldman Sachs Bank AG	5/15/17	USD	14,326	AUD	19,000	103
JPMorgan Chase Bank N.A.	5/15/17	USD	10,828	EUR	10,100	(182)
Barclays Capital	5/15/17	USD	6,729	AUD	9,000	(8)
Bank of America N.A.	5/15/17	USD	6,202	AUD	8,200	63
Citibank, N.A.	5/15/17	USD	3,717	EUR	3,500	(98)
BNP Paribas	5/15/17	USD	2,237	AUD	3,000	(9)
Citibank, N.A.	5/15/17	USD	1,499	AUD	2,000	2
						(4,844)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Short-Term Investment-Grade Fund

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either

Short-Term Investment-Grade Fund

party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At April 30, 2017, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps
					Periodic
					Premium	Unrealized
					Received	Appreciation
	Termination	Clearing	Notional	Amount	(Paid)	(Depreciation)
Reference Entity	Date	house		(000)	(%)	($000)
Credit Protection Sold

CDX-NA-IG-S28-V1	6/20/22	ICE	USD	84,133	(1.000)	(13)

Credit Protection Purchased

CDX-NA-HY-S28-V1	6/20/22	ICE	USD	163,620	(5.000)	(1,123)
iTraxx Europe Crossover Index-
S27-V1	6/20/22	ICE	EUR	51,000	(5.000)	(781)
iTraxx Europe Senior
Financials-S27-V1	6/20/22	ICE	EUR	488,180	(1.000)	(4,435)

iTraxx Europe-S27-V1	6/20/22	ICE	EUR	256,045	(1.000)	(1,358)
						(7,697)
Credit Protection Sold

CDX-NA-IG-S28-V1	6/20/22	ICE	USD	84,133	(1.000)	(13)
EUR—euro.
ICE—Intercontinental Exchange.
USD—U.S. dollar.

Short-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Berkshire Hathaway/Aa2	6/20/21	JPMC	10,030	(39)	1.000	175
Berkshire Hathaway/Aa2	6/20/21	GSI	6,675	(41)	1.000	101
Berkshire Hathaway/Aa2	12/20/21	GSI	14,650	(109)	1.000	194
Berkshire Hathaway/Aa2	6/20/22	BARC	32,955	(572)	1.000	67
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	14,630	24	1.000	40
Federation of Malaysia/A3	6/20/22	BARC	17,488	160	1.000	78
Federation of Malaysia/A3	6/20/22	GSI	6,210	15	1.000	(14)
General Electric Capital
Corp./A1	12/20/19	DBAG	29,290	(324)	1.000	280
Hartford Financial Services
Group Inc./Baa2	3/20/18	GSCM	9,750	5	1.000	83
Kohl’s Corp./Baa2	6/20/21	GSI	6,570	175	1.000	18
Kohl’s Corp./Baa2	6/20/21	GSI	3,285	85	1.000	6
Kohl’s Corp./Baa2	6/20/21	GSI	3,285	88	1.000	9
Metlife Inc./A3	12/20/20	GSCM	14,025	-	1.000	227
Metlife Inc./A3	12/20/21	BARC	6,575	(11)	1.000	70
People’s Republic of China/Aa3	6/20/22	BNPSW	26,335	(233)	1.000	(197)
People’s Republic of China/Aa3	6/20/22	BARC	55,002	(467)	1.000	(6)
People’s Republic of China/Aa3	6/20/22	GSI	3,200	(20)	1.000	7
Republic of Chile/Aa3	6/20/22	BNPSW	52,630	(655)	1.000	(7)
Republic of Chile/Aa3	6/20/22	BARC	15,410	(134)	1.000	56
Republic of Chile/Aa3	6/20/22	CITNA	9,760	(79)	1.000	41

Short-Term Investment-Grade Fund

Republic of Indonesia/Baa3	6/20/22	BNPSW	18,075	254	1.000	9
Republic of Philippines/Baa2	6/20/22	BARC	18,560	(133)	1.000	30
Russian Federation/Ba1	6/20/17	GSCM	19,540	57	1.000	81
Russian Federation/Ba1	6/20/17	GSCM	16,020	47	1.000	67
Russian Federation/Ba1	6/20/17	GSCM	9,600	28	1.000	40
						1,455
Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	19,525	338	(1.000)	(136)
Aetna Inc.	6/20/20	GSCM	19,530	480	(1.000)	(65)
Altria Group Inc.	12/20/21	GSI	73,260	2,022	(1.000)	(491)
Altria Group Inc.	12/20/21	GSI	14,650	404	(1.000)	(99)
Altria Group Inc.	12/20/21	GSI	9,770	269	(1.000)	(66)
American International Group
Inc.	6/20/20	BOANA	11,720	136	(1.000)	(85)
American International Group
Inc.	6/20/20	BOANA	11,720	136	(1.000)	(85)
American International Group
Inc.	12/20/20	GSCM	14,025	229	(1.000)	(24)
American International Group
Inc.	12/20/20	GSCM	6,990	(78)	(1.000)	(204)
Autozone Inc.	12/20/20	GSCM	9,760	250	(1.000)	5
Avnet Inc.	12/20/21	GSI	3,305	(4)	(1.000)	(32)
Banco Bilbao Vizcaya
Argentaria SA	6/20/21	BOANA	24,415	(146)	(1.000)	(425)
Bank of America Corp.	3/20/20	GSCM	21,610	197	(1.000)	(230)
Bank of China Ltd.	12/20/21	BNPSW	13,100	(42)	(1.000)	(125)
Bank of China Ltd.	6/20/22	BNPSW	26,335	5	(1.000)	(31)
CMBX-NA-AAA-9	9/17/58	GSI	38,310	(1,445)	(0.500)	(664)
CMBX-NA-AAA-9	9/17/58	DBAG	19,500	(1,122)	(0.500)	(725)
CMBX-NA-AAA-9	9/17/58	CSFBI	19,480	(687)	(0.500)	(290)
CMBX-NA-AAA-9	9/17/58	GSI	19,480	(687)	(0.500)	(290)
CMBX-NA-AAA-9	9/17/58	GSI	19,415	(1,135)	(0.500)	(739)

Short-Term Investment-Grade Fund

CMBX-NA-AAA-9	9/17/58	MSCS	19,330	(1,036)	(0.500)	(642)
CMBX-NA-AAA-9	9/17/58	JPM	19,300	(972)	(0.500)	(579)
CMBX-NA-AAA-9	9/17/58	MSCS	19,280	(812)	(0.500)	(419)
CMBX-NA-AAA-9	9/17/58	JPM	19,150	(702)	(0.500)	(312)
CMBX-NA-AAA-9	9/17/58	DBAG	18,120	(701)	(0.500)	(331)
CMBX-NA-AAA-9	9/17/58	GSI	3,910	(161)	(0.500)	(82)
Commerzbank AG	6/20/21	BOANA	24,410	(236)	(1.000)	(485)
CVS Health Corp.	12/20/20	BOANA	9,760	243	(1.000)	(22)
CVS Health Corp.	12/20/20	BOANA	9,760	247	(1.000)	(19)
CVS Health Corp.	12/20/20	BOANA	4,880	92	(1.000)	(40)
CVS Health Corp.	12/20/20	BOANA	4,880	123	(1.000)	(9)
CVS Health Corp.	12/20/21	JPMC	29,300	781	(1.000)	(39)
CVS Health Corp.	12/20/21	BARC	19,535	598	(1.000)	51
CVS Health Corp.	12/20/21	BARC	6,620	197	(1.000)	11
El Du Pont De Nemours & Co.	12/20/20	JPMC	25,215	442	(1.000)	(209)
Engie SA	6/20/22	JPMC	16,545[1]	395	(1.000)	(41)
Engie SA	6/20/22	BNPSW	16,540[1]	269	(1.000)	(185)
Federal Express Corp.	12/20/18	GSCM	21,640	110	(1.000)	(223)
Federative Republic of Brazil	6/20/22	DBAG	33,535	(2,051)	(1.000)	(272)
Federative Republic of Brazil	6/20/22	BARC	26,387	(1,581)	(1.000)	(181)
Federative Republic of Brazil	6/20/22	BOANA	19,500	(1,172)	(1.000)	(137)
Federative Republic of Brazil	6/20/22	BOANA	18,330	(1,101)	(1.000)	(129)
Federative Republic of Brazil	6/20/22	BNPSW	14,650	(937)	(1.000)	(159)
Federative Republic of Brazil	12/20/25	BOANA	23,222	(5,732)	(1.000)	(2,812)
Federative Republic of Brazil	12/20/25	GSCM	10,925	(2,515)	(1.000)	(1,142)
Lincoln National Corp.	6/20/21	BARC	3,340	(76)	(1.000)	(127)
Lincoln National Corp.	6/20/21	BARC	3,335	75	(1.000)	24
Lincoln National Corp.	12/20/21	BARC	6,575	(15)	(1.000)	(93)
McDonald’s Corp.	6/20/22	GSI	26,675	870	(1.000)	(106)
McKesson Corp.	3/20/19	JPMC	18,210	242	(1.000)	(66)

Short-Term Investment-Grade Fund

McKesson Corp.	3/20/19	JPMC	18,210	236	(1.000)	(71)
PPG Industries Inc.	3/20/18	GSCM	9,760	46	(1.000)	(27)
Qantas Airways Ltd.	12/20/21	DBAG	6,650	(180)	(1.000)	(162)
Raytheon Co.	12/20/21	GSI	24,420	824	(1.000)	(133)
Raytheon Co.	12/20/21	GSI	24,415	817	(1.000)	(140)
Republic of Austria	9/20/17	BNPSW	3,800	(86)	(1.000)	(101)
Republic of Colombia	6/20/22	GSI	17,343	(311)	(1.000)	(109)
Republic of Colombia	6/20/22	BARC	11,720	(243)	(1.000)	(106)
Republic of Korea	9/20/18	JPMC	7,800	20	(1.000)	(65)
Republic of Korea	6/20/22	BNPSW	20,410	524	(1.000)	84
Republic of Korea	6/20/22	GSI	2,440	67	(1.000)	15
Republic of South Africa	12/20/20	JPMC	18,950	(1,093)	(1.000)	(881)
Republic of South Africa	6/20/22	BOANA	39,100	(1,736)	(1.000)	(83)
Republic of Turkey	6/20/18	BNPSW	23,410	128	(1.000)	(42)
Republic of Turkey	3/20/19	BNPSW	19,520	4	(1.000)	(100)
Republic of Turkey	3/20/19	BNPSW	19,515	3	(1.000)	(101)
Republic of Turkey	12/20/19	GSCM	34,740	(474)	(1.000)	(454)
Republic of Turkey	12/20/19	GSCM	34,100	(465)	(1.000)	(446)
Republic of Turkey	6/20/22	BNPSW	19,500	(1,518)	(1.000)	(582)
Royal Bank of Scotland plc	12/20/20	BNPSW	18,060	111	(1.000)	(178)
Societe Generale SA	12/20/21	JPMC	9,765	55	(1.000)	(138)
Standard Chartered Bank	12/20/21	JPMC	16,475	(35)	(1.000)	(345)
United Mexican States	12/20/18	DBAG	4,900	(10)	(1.000)	(65)
UnitedHealth Group Inc.	12/20/19	CSFBI	19,525	329	(1.000)	(147)
UnitedHealth Group Inc.	6/20/20	CSFBI	19,530	461	(1.000)	(87)
Wells Fargo & Co.	9/20/20	BOANA	25,940	358	(1.000)	(308)
						(18,348)
						(16,893)
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Notional amount denominated in euro.
BARC—Barclays Bank plc.

Short-Term Investment-Grade Fund

BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPM—JPMorgan Securities.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

				Fixed
				Interest	Floating
				Rate	Interest		Unrealized
	Future		Notional	Received	Rate		Appreciation
Termination	Effective		Amount	(Paid)	Received		(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)		($000)
6/21/18	6/21/17[1]	CME	249,490	1.000	(0.000)	2	321
6/21/19	6/21/17[1]	CME	152,374	(1.250)	0.000	2	(640)
6/21/21	6/21/17[1]	CME	13,248	(1.250)	0.000	2	(21)
6/21/22	6/21/17[1]	CME	18,120	1.250	(0.000)	2	272
6/21/24	6/21/17[1]	CME	84,422	(1.500)	0.000	2	(1,793)
							(1,861)

CME—Chicago Mercantile Exchange.

Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments
1 beginning on a specified future effective date.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty	($000)	(000)	($000)

Short-Term Investment-Grade Fund

USD 5.693%	GBP 6.125%	5/14/17	BARC	16,195	GBP 9,770	3,542
USD 5.686%	GBP 6.125%	5/14/17	BARC	13,493	GBP 8,119	2,978
						6,520

BARC—Barclays Bank plc.
GBP—British pound.
USD—U.S. dollar.

At April 30, 2017, counterparties had deposited in segregated accounts securities and cash with a value of $37,641,000 in connection with open swap contracts and forward currency contracts.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Short-Term Investment-Grade Fund

H. At April 30, 2017, the cost of investment securities for tax purposes was $59,802,573,000. Net unrealized appreciation of investment securities for tax purposes was $165,828,000, consisting of unrealized gains of $440,038,000 on securities that had risen in value since their purchase and $274,210,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments (unaudited)
As of April 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.0%)
U.S. Government Securities (16.6%)
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	40,150	47,328
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/18	200,975	212,192
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	115,406	116,509
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	4,040	4,240
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	7,000	7,003
	United States Treasury Note/Bond	0.750%	4/30/18	79,000	78,691
	United States Treasury Note/Bond	0.625%	6/30/18	76,000	75,537
	United States Treasury Note/Bond	1.375%	7/31/18	45,500	45,606
	United States Treasury Note/Bond	1.250%	3/31/19	6,600	6,599
	United States Treasury Note/Bond	1.625%	3/15/20	45,800	46,043
	United States Treasury Note/Bond	1.375%	4/30/20	37,700	37,606
	United States Treasury Note/Bond	1.500%	5/31/20	47,500	47,515
	United States Treasury Note/Bond	1.625%	6/30/20	9,500	9,536
1	United States Treasury Note/Bond	1.625%	7/31/20	40,200	40,332
	United States Treasury Note/Bond	1.375%	8/31/20	7,000	6,962
	United States Treasury Note/Bond	1.375%	9/30/20	9,500	9,441
	United States Treasury Note/Bond	1.375%	10/31/20	40,500	40,209
	United States Treasury Note/Bond	1.625%	11/30/20	40,300	40,338
	United States Treasury Note/Bond	1.375%	1/31/21	66,000	65,371
					937,058
Agency Bonds and Notes (69.1%)
2	AID-Iraq	2.149%	1/18/22	67,135	67,333
2	AID-Israel	5.500%	9/18/23	7,000	8,322
2	AID-Israel	5.500%	4/26/24	9,300	11,130
2	AID-Jordan	2.578%	6/30/22	33,500	34,330
2	AID-Tunisia	1.416%	8/5/21	12,300	11,993
2	AID-Ukraine	1.471%	9/29/21	18,850	18,484
3	Fannie Mae Interest Strip	0.000%	1/15/19	1,560	1,522
3	Fannie Mae Principal Strip	0.000%	2/1/19	25,682	25,025
4	Federal Farm Credit Banks	1.110%	2/20/18	14,000	14,004
4	Federal Home Loan Banks	1.375%	3/9/18	75,700	75,880
4	Federal Home Loan Banks	0.875%	3/19/18	54,000	53,896
4	Federal Home Loan Banks	1.125%	4/25/18	42,575	42,575
4	Federal Home Loan Banks	0.875%	6/29/18	48,200	48,039
4	Federal Home Loan Banks	0.625%	8/7/18	6,440	6,390
4	Federal Home Loan Banks	1.750%	12/14/18	3,000	3,021
4	Federal Home Loan Banks	1.250%	1/16/19	107,900	107,744
4	Federal Home Loan Banks	1.375%	3/18/19	100,200	100,235
4	Federal Home Loan Banks	5.375%	5/15/19	46,000	49,696
4	Federal Home Loan Banks	0.875%	8/5/19	83,500	82,480
4	Federal Home Loan Banks	1.000%	9/26/19	48,600	48,090
4	Federal Home Loan Banks	1.750%	6/12/20	20,000	20,111
3,5 Federal Home Loan Mortgage Corp.		1.050%	2/26/18	150,000	149,761
3,5 Federal Home Loan Mortgage Corp.		1.050%	5/25/18	50,000	49,876
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	16,000	16,656
3,5 Federal Home Loan Mortgage Corp.		1.060%	6/22/18	50,000	49,854
3	Federal Home Loan Mortgage Corp.	0.850%	7/27/18	63,000	62,740
3,5 Federal Home Loan Mortgage Corp.		1.050%	7/27/18	50,000	49,827

3	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	131,510	130,738
3,5 Federal Home Loan Mortgage Corp.		1.050%	11/7/18	75,000	74,630
3	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	167,250	166,507
3,5 Federal Home Loan Mortgage Corp.		1.275%	6/28/19	50,000	49,729
3	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	104,150	102,924
3,5 Federal Home Loan Mortgage Corp.		1.250%	7/26/19	50,000	49,689
3,5 Federal Home Loan Mortgage Corp.		1.550%	7/26/19	75,000	74,920
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	86,550	86,148
3	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	66,700	66,672
3,5 Federal Home Loan Mortgage Corp.		1.800%	4/13/20	75,000	74,995
3	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	43,350	42,145
3,5 Federal National Mortgage Assn.		0.750%	7/27/18	90,000	89,435
3,5 Federal National Mortgage Assn.		1.250%	9/27/18	10,000	9,996
3	Federal National Mortgage Assn.	1.375%	1/28/19	33,750	33,773
3	Federal National Mortgage Assn.	1.000%	2/26/19	14,150	14,062
3,5 Federal National Mortgage Assn.		1.250%	2/26/19	75,000	74,698
3,5 Federal National Mortgage Assn.		1.250%	6/13/19	50,000	49,716
3	Federal National Mortgage Assn.	0.875%	8/2/19	16,950	16,744
3	Federal National Mortgage Assn.	1.000%	8/28/19	67,750	67,077
3	Federal National Mortgage Assn.	0.000%	10/9/19	275,300	263,746
3	Federal National Mortgage Assn.	1.000%	10/24/19	108,300	107,127
3,5 Federal National Mortgage Assn.		1.250%	11/25/19	75,000	74,342
3,5 Federal National Mortgage Assn.		1.150%	11/29/19	77,500	76,754
3,5 Federal National Mortgage Assn.		1.750%	1/17/20	50,000	49,993
3	Federal National Mortgage Assn.	1.250%	8/17/21	3,350	3,274
3	Federal National Mortgage Assn.	1.875%	4/5/22	48,250	48,142
3	Federal National Mortgage Assn.	1.875%	9/24/26	75,650	71,140
4	Financing Corp.	0.000%	10/6/17	42,394	42,207
4	Financing Corp.	0.000%	11/11/17	2,000	1,989
4	Financing Corp.	0.000%	11/30/17	1,905	1,893
4	Financing Corp.	0.000%	11/30/17	29,145	28,964
4	Financing Corp.	0.000%	5/11/18	108,000	106,586
4	Financing Corp.	0.000%	11/2/18	1,540	1,508
4	Financing Corp.	0.000%	12/6/18	32,496	31,782
4	Financing Corp.	0.000%	3/7/19	3,910	3,806
	Government Trust Certificate	0.000%	4/1/20	10,419	9,840
	Private Export Funding Corp.	5.450%	9/15/17	11,352	11,540
	Private Export Funding Corp.	2.250%	12/15/17	12,286	12,374
	Private Export Funding Corp.	4.375%	3/15/19	9,570	10,075
	Private Export Funding Corp.	1.450%	8/15/19	22,550	22,512
	Private Export Funding Corp.	2.250%	3/15/20	12,393	12,612
	Private Export Funding Corp.	2.300%	9/15/20	17,450	17,725
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,868
	Private Export Funding Corp.	2.800%	5/15/22	13,545	14,007
	Private Export Funding Corp.	3.550%	1/15/24	19,900	21,259
	Private Export Funding Corp.	2.450%	7/15/24	5,300	5,283
	Private Export Funding Corp.	3.250%	6/15/25	16,200	16,943
	Residual Funding Corp. Principal Strip	0.000%	10/15/19	124,331	119,747
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	93,000	88,044
	Residual Funding Corp. Principal Strip	0.000%	10/15/20	41,800	39,336
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	43,408	40,581
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	1,584	1,202
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	13,756	10,334
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	7,094	5,280
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	7,094	5,237
4	Tennessee Valley Authority	4.700%	7/15/33	20,990	24,757

4	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	13,573
					3,903,994
Conventional Mortgage-Backed Securities (11.0%)
3,5	Fannie Mae Pool	2.000%	10/1/27–1/1/32	24,532	24,140
3,5,6Fannie Mae Pool		2.500%	2/1/28–6/1/32	145,304	146,363
3,5,6Fannie Mae Pool		3.000%	12/1/20–6/1/32	122,858	126,549
3,5	Fannie Mae Pool	3.500%	8/1/20–5/1/30	50,666	53,226
3,5,6Fannie Mae Pool		4.000%	6/1/18–5/1/47	70,750	74,472
3,5	Fannie Mae Pool	4.500%	1/1/18–10/1/25	4,574	4,672
3,5	Fannie Mae Pool	5.000%	6/1/17–3/1/38	5,720	6,036
3,5	Fannie Mae Pool	5.500%	7/1/17–1/1/25	1,117	1,137
3,5	Fannie Mae Pool	6.000%	5/1/24	1	2
3,5	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	8,343	8,205
3,5,6Freddie Mac Gold Pool		2.500%	6/1/22–5/1/32	79,771	80,377
3,5,6Freddie Mac Gold Pool		3.000%	4/1/27–6/1/32	51,191	52,708
3,5	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	19,099	20,087
3,5	Freddie Mac Gold Pool	4.000%	6/1/18–1/1/29	10,787	11,324
3,5	Freddie Mac Gold Pool	4.500%	5/1/18–9/1/26	6,649	6,870
3,5	Freddie Mac Gold Pool	5.000%	6/1/17–6/1/25	2,896	2,993
3,5	Freddie Mac Gold Pool	5.500%	7/1/17–2/1/19	30	30
3,5	Freddie Mac Gold Pool	6.000%	10/1/18	19	20
					619,211
Nonconventional Mortgage-Backed Securities (1.3%)
3,5,7Fannie Mae Pool		2.869%	12/1/40	2,105	2,222
3,5,7Fannie Mae REMICS 2005-45		1.361%	6/25/35	1,177	1,179
3,5,7Fannie Mae REMICS 2005-95		1.401%	11/25/35	1,546	1,554
3,5,7Fannie Mae REMICS 2006-46		1.311%	6/25/36	4,358	4,356
3,5,7Fannie Mae REMICS 2007-4		1.436%	2/25/37	676	679
3,5,7Fannie Mae REMICS 2012-122		1.391%	11/25/42	1,622	1,624
3,5,7Fannie Mae REMICS 2013-19		1.291%	9/25/41	2,233	2,225
3,5,7Fannie Mae REMICS 2013-39		1.341%	5/25/43	2,076	2,069
3,5,7Fannie Mae REMICS 2015-22		1.291%	4/25/45	1,771	1,761
3,5,7Fannie Mae REMICS 2016-55		1.491%	8/25/46	3,396	3,422
3,5,7Fannie Mae REMICS 2016-60		1.241%	9/25/46	7,191	7,167
3,5,7Fannie Mae REMICS 2016-62		1.391%	9/25/46	7,014	7,039
3,5,7Fannie Mae REMICS 2016-93		1.341%	12/25/46	13,540	13,551
3,5,7Freddie Mac Non Gold Pool		2.748%	7/1/35	8,949	9,436
3,5,7Freddie Mac Non Gold Pool		2.838%	9/1/37	6,903	7,316
3,5	Freddie Mac Non Gold Pool	3.051%	7/1/33	1,150	1,212
3,5,7Freddie Mac REMICS		1.344%	11/15/36–8/15/43	3,448	3,451
3,5,7Freddie Mac REMICS		1.354%	11/15/36	1,194	1,196
3,5,7Freddie Mac REMICS		1.444%	6/15/42	666	669
					72,128
Total U.S. Government and Agency Obligations (Cost $5,557,635)					5,532,391
Temporary Cash Investment (4.1%)
				Shares
Money Market Fund (4.1%)
8	Vanguard Market Liquidity Fund (Cost $232,418)	1.034%		2,323,841	232,431

			Expiration Date	Contracts
Options on Futures Purchased (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00	5/26/17	299	60
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00	5/26/17	500	8
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $124.00	5/26/17	500	47
Total Options on Futures Purchased (Cost $354)			115
Total Investments (102.1%) (Cost $5,790,407)			5,764,937
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50	5/26/17	1,000	(47)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50	5/26/17	102	(32)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50	5/26/17	199	(25)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00	5/26/17	100	(8)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $123.00	5/26/17	1,000	(31)
Total Liability for Options Written (Premiums Received $583)			(143)
Other Assets and Liabilities-Net (-2.1%)			(117,843)
Net Assets (100%)			5,646,951

1 Securities with a value of $5,954,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
7 Adjustable-rate security.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-

Short-Term Federal Fund

backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

Short-Term Federal Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,532,391	—
Temporary Cash Investments	232,431	—	—
Options Purchased	115	—	—
Liability for Options Written	(143)	—	—
Futures Contracts—Assets[1]	120	—	—
Total	232,523	5,532,391	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Short-Term Federal Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	4,113	890,914	665
Ultra 10-Year U.S. Treasury Note	June 2017	(1,885)	(255,329)	(3,984)
5-Year U.S. Treasury Note	June 2017	1,183	140,075	115
10-Year U.S. Treasury Note	June 2017	(767)	(96,426)	(88)
Ultra Long U.S. Treasury Bond	June 2017	(405)	(65,990)	92
30-Year U.S. Treasury Bond	June 2017	(27)	(4,130)	(17)
				(3,217)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At April 30, 2017, the cost of investment securities for tax purposes was $5,790,053,000. Net unrealized depreciation of investment securities for tax purposes was $25,231,000, consisting of unrealized gains of $5,901,000 on securities that had risen in value since their purchase and $31,132,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (95.8%)
United States Treasury Inflation Indexed
Bonds	0.375%	1/15/27	70,708	71,384
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/46	2,580	2,708
United States Treasury Inflation Indexed
Bonds	0.875%	2/15/47	4,300	4,302
United States Treasury Note/Bond	6.375%	8/15/27	11,498	15,783
United States Treasury Note/Bond	5.500%	8/15/28	27,929	36,596
United States Treasury Note/Bond	5.250%	2/15/29	21,238	27,493
United States Treasury Note/Bond	6.125%	8/15/29	13,570	18,970
United States Treasury Note/Bond	6.250%	5/15/30	33,819	48,372
United States Treasury Note/Bond	5.375%	2/15/31	6,778	9,141
United States Treasury Note/Bond	4.500%	2/15/36	30,764	39,464
United States Treasury Note/Bond	4.750%	2/15/37	13,459	17,779
United States Treasury Note/Bond	5.000%	5/15/37	42,300	57,574
United States Treasury Note/Bond	4.375%	2/15/38	9,800	12,380
United States Treasury Note/Bond	4.500%	5/15/38	2,500	3,210
United States Treasury Note/Bond	4.250%	5/15/39	35,324	43,692
United States Treasury Note/Bond	4.500%	8/15/39	36,536	46,715
United States Treasury Note/Bond	4.375%	11/15/39	24,996	31,421
United States Treasury Note/Bond	4.625%	2/15/40	64,412	83,776
United States Treasury Note/Bond	4.375%	5/15/40	66,381	83,474
United States Treasury Note/Bond	3.875%	8/15/40	64,315	75,309
United States Treasury Note/Bond	4.250%	11/15/40	65,222	80,641
United States Treasury Note/Bond	4.750%	2/15/41	59,575	78,993
United States Treasury Note/Bond	4.375%	5/15/41	13,300	16,766
United States Treasury Note/Bond	3.750%	8/15/41	50,892	58,494
United States Treasury Note/Bond	3.125%	11/15/41	42,876	44,457
United States Treasury Note/Bond	3.125%	2/15/42	24,215	25,104
United States Treasury Note/Bond	3.000%	5/15/42	30,283	30,671
United States Treasury Note/Bond	2.750%	8/15/42	70,131	67,742
United States Treasury Note/Bond	2.750%	11/15/42	86,475	83,448
United States Treasury Note/Bond	3.125%	2/15/43	99,021	102,332
1 United States Treasury Note/Bond	2.875%	5/15/43	82,761	81,662
United States Treasury Note/Bond	3.625%	8/15/43	119,883	135,149
United States Treasury Note/Bond	3.750%	11/15/43	138,408	159,429
United States Treasury Note/Bond	3.625%	2/15/44	143,299	161,726
United States Treasury Note/Bond	3.375%	5/15/44	141,802	153,346
United States Treasury Note/Bond	3.125%	8/15/44	119,732	123,736
United States Treasury Note/Bond	3.000%	11/15/44	105,429	106,384
United States Treasury Note/Bond	2.500%	2/15/45	108,846	99,152
United States Treasury Note/Bond	3.000%	5/15/45	131,707	132,736
United States Treasury Note/Bond	2.875%	8/15/45	127,670	125,475
United States Treasury Note/Bond	3.000%	11/15/45	126,418	127,346
United States Treasury Note/Bond	2.500%	2/15/46	111,150	101,007
United States Treasury Note/Bond	2.500%	5/15/46	131,323	119,257
United States Treasury Note/Bond	2.250%	8/15/46	100,253	86,029
United States Treasury Note/Bond	2.875%	11/15/46	135,556	133,226

	United States Treasury Note/Bond	3.000%	2/15/47	19,227	19,398
					3,183,249
Agency Bonds and Notes (2.1%)
2	Fannie Mae Interest Strip	0.000%	5/15/29	4,592	3,154
2	Fannie Mae Principal Strip	0.000%	5/15/30	25,912	17,075
2	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	13,610
2	Freddie Mac Coupon Strips	0.000%	3/15/28	1,771	1,270
2	Freddie Mac Coupon Strips	0.000%	9/15/28	1,000	704
2	Freddie Mac Coupon Strips	0.000%	1/15/30	15,658	10,508
2	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	8,588
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	21,802	15,794
					70,703
Conventional Mortgage-Backed Securities (1.0%)
2,3,4Fannie Mae Pool		4.000%	5/1/47	32,000	33,700
2,3 Fannie Mae Pool		6.000%	2/1/26–11/1/28	17	18
					33,718
Nonconventional Mortgage-Backed Securities (0.7%)
2,3,5Fannie Mae REMICS 2016-1		1.341%	2/25/46	7,469	7,452
2,3,5Fannie Mae REMICS 2016-6		1.441%	2/25/46	4,839	4,854
2,3,5Freddie Mac REMICS		1.394%	5/15/46	5,302	5,320
2,3,5Freddie Mac REMICS		1.444%	10/15/46	4,280	4,296
					21,922
Total U.S. Government and Agency Obligations (Cost $3,220,978)					3,309,592
Temporary Cash Investment (0.6%)
					Market
					Value
		Coupon		Shares	($000)
Money Market Fund (0.6%)
6	Vanguard Market Liquidity Fund (Cost
	$20,533)	1.034%		205,296	20,534

Total Investments (100.2%) (Cost $3,241,511)					3,330,126
			Expiration Date	Contracts
Liability for Options Written (0.0%)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $126.50		5/26/17	59	(18)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $127.50		5/26/17	118	(24)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $127.50		5/26/17	119	(15)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $128.00		5/26/17	60	(5)
Total Liability for Options Written (Premiums received $107)					(62)
Other Assets and Liabilities-Net (-0.2%)					(6,307)
Net Assets (100%)					3,323,757

1 Securities with a value of $2,810,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
5 Adjustable-rate security.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Long-Term Treasury Fund

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,309,592	—
Temporary Cash Investments	20,534	—	—
Liability for Options Written	(62)	—	—
Futures Contracts—Assets[1]	181	—	—
Futures Contracts—Liabilities[1]	(128)	—	—
Total	20,525	3,309,592	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Long-Term Treasury Fund

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2017	682	80,753	72
30-Year U.S. Treasury Bond	June 2017	349	53,386	431
10-Year U.S. Treasury Note	June 2017	(378)	(47,522)	(43)
Ultra 10-Year U.S. Treasury Note	June 2017	(235)	(31,831)	(23)
Ultra Long U.S. Treasury Bond	June 2017	42	6,843	(59)
				378

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At April 30, 2017, the cost of investment securities for tax purposes was $3,241,511,000. Net unrealized appreciation of investment securities for tax purposes was $88,615,000, consisting of unrealized gains of $128,304,000 on securities that had risen in value since their purchase and $39,689,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.4%)
U.S. Government Securities (88.8%)
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	54,800	64,598
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	276,850	292,301
United States Treasury Inflation Indexed
Bonds	0.375%	1/15/27	158,837	160,355
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/46	5,580	5,857
United States Treasury Inflation Indexed
Bonds	0.875%	2/15/47	9,400	9,405
United States Treasury Note/Bond	0.750%	1/31/18	65,000	64,848
United States Treasury Note/Bond	0.875%	1/31/18	160,000	159,774
United States Treasury Note/Bond	2.625%	1/31/18	45,000	45,513
United States Treasury Note/Bond	1.000%	2/15/18	39,000	38,970
United States Treasury Note/Bond	3.500%	2/15/18	62,000	63,163
United States Treasury Note/Bond	0.750%	2/28/18	274,800	273,984
United States Treasury Note/Bond	2.750%	2/28/18	38,000	38,511
United States Treasury Note/Bond	1.000%	3/15/18	84,000	83,921
United States Treasury Note/Bond	0.750%	3/31/18	300,000	298,968
United States Treasury Note/Bond	0.875%	3/31/18	548,000	546,800
United States Treasury Note/Bond	0.750%	4/15/18	75,000	74,731
United States Treasury Note/Bond	0.625%	4/30/18	449,750	447,429
United States Treasury Note/Bond	0.750%	4/30/18	160,000	159,374
United States Treasury Note/Bond	0.625%	6/30/18	38,000	37,769
United States Treasury Note/Bond	0.750%	7/31/18	55,000	54,716
United States Treasury Note/Bond	1.375%	7/31/18	6,700	6,716
United States Treasury Note/Bond	2.250%	7/31/18	39,000	39,518
United States Treasury Note/Bond	1.000%	8/15/18	500	499
United States Treasury Note/Bond	0.750%	8/31/18	28,300	28,136
United States Treasury Note/Bond	0.750%	9/30/18	67,000	66,581
United States Treasury Note/Bond	1.375%	9/30/18	22,000	22,051
United States Treasury Note/Bond	0.875%	10/15/18	42,000	41,797
United States Treasury Note/Bond	0.750%	10/31/18	105,000	104,278
United States Treasury Note/Bond	1.250%	10/31/18	87,250	87,304
United States Treasury Note/Bond	1.750%	10/31/18	31,600	31,857
United States Treasury Note/Bond	1.250%	11/15/18	70,000	70,033
United States Treasury Note/Bond	1.000%	11/30/18	74,000	73,745
United States Treasury Note/Bond	1.250%	11/30/18	83,500	83,539
United States Treasury Note/Bond	1.375%	11/30/18	48,000	48,112
United States Treasury Note/Bond	1.250%	12/31/18	106,800	106,833
United States Treasury Note/Bond	1.375%	12/31/18	82,000	82,180
United States Treasury Note/Bond	1.500%	12/31/18	66,000	66,289
United States Treasury Note/Bond	1.125%	1/15/19	85,000	84,854
United States Treasury Note/Bond	1.250%	1/31/19	67,000	67,011
United States Treasury Note/Bond	1.500%	1/31/19	38,000	38,166
United States Treasury Note/Bond	1.625%	3/31/19	3,000	3,021
United States Treasury Note/Bond	0.875%	4/15/19	54,800	54,389
United States Treasury Note/Bond	1.250%	4/30/19	15,000	14,995
United States Treasury Note/Bond	3.125%	5/15/19	20,000	20,738

United States Treasury Note/Bond	1.625%	6/30/19	82,000	82,576
United States Treasury Note/Bond	0.750%	7/15/19	50,000	49,399
United States Treasury Note/Bond	0.875%	7/31/19	32,750	32,438
United States Treasury Note/Bond	1.625%	7/31/19	95,100	95,769
United States Treasury Note/Bond	3.625%	8/15/19	22,000	23,141
United States Treasury Note/Bond	1.000%	8/31/19	12,000	11,910
United States Treasury Note/Bond	1.625%	8/31/19	67,250	67,702
United States Treasury Note/Bond	1.750%	9/30/19	123,000	124,192
United States Treasury Note/Bond	1.500%	10/31/19	51,000	51,183
United States Treasury Note/Bond	1.000%	11/15/19	20,000	19,822
United States Treasury Note/Bond	1.000%	11/30/19	5,200	5,152
United States Treasury Note/Bond	1.500%	11/30/19	40,000	40,138
United States Treasury Note/Bond	1.375%	12/15/19	70,000	69,989
United States Treasury Note/Bond	1.125%	12/31/19	12,000	11,919
United States Treasury Note/Bond	1.625%	12/31/19	150,000	150,938
United States Treasury Note/Bond	1.375%	1/15/20	17,807	17,796
United States Treasury Note/Bond	1.250%	1/31/20	54,500	54,270
United States Treasury Note/Bond	1.375%	1/31/20	169,000	168,868
United States Treasury Note/Bond	1.375%	2/15/20	45,948	45,905
United States Treasury Note/Bond	3.625%	2/15/20	40,000	42,412
United States Treasury Note/Bond	1.250%	2/29/20	25,000	24,875
United States Treasury Note/Bond	1.375%	2/29/20	75,000	74,883
United States Treasury Note/Bond	1.625%	3/15/20	104,000	104,552
United States Treasury Note/Bond	1.125%	3/31/20	13,000	12,884
United States Treasury Note/Bond	1.375%	3/31/20	43,100	43,013
United States Treasury Note/Bond	1.375%	4/30/20	83,350	83,142
United States Treasury Note/Bond	1.375%	5/31/20	164,600	164,034
United States Treasury Note/Bond	1.500%	5/31/20	30,000	30,009
United States Treasury Note/Bond	1.625%	6/30/20	53,700	53,901
United States Treasury Note/Bond	1.875%	6/30/20	45,500	46,026
United States Treasury Note/Bond	1.625%	7/31/20	90,000	90,295
United States Treasury Note/Bond	2.000%	7/31/20	26,700	27,101
United States Treasury Note/Bond	2.625%	8/15/20	24,000	24,840
United States Treasury Note/Bond	8.750%	8/15/20	3,000	3,692
United States Treasury Note/Bond	1.375%	8/31/20	36,000	35,803
United States Treasury Note/Bond	2.125%	8/31/20	111,000	113,063
United States Treasury Note/Bond	1.375%	9/30/20	24,000	23,850
United States Treasury Note/Bond	1.375%	10/31/20	23,000	22,835
United States Treasury Note/Bond	1.750%	10/31/20	42,000	42,236
United States Treasury Note/Bond	2.625%	11/15/20	74,750	77,401
United States Treasury Note/Bond	1.625%	11/30/20	32,500	32,531
United States Treasury Note/Bond	2.000%	11/30/20	17,000	17,231
United States Treasury Note/Bond	1.750%	12/31/20	91,415	91,829
United States Treasury Note/Bond	1.375%	1/31/21	80,000	79,238
1 United States Treasury Note/Bond	2.125%	1/31/21	64,000	65,120
United States Treasury Note/Bond	3.625%	2/15/21	32,000	34,345
United States Treasury Note/Bond	1.125%	2/28/21	18,000	17,648
United States Treasury Note/Bond	1.375%	4/30/21	45,000	44,465
United States Treasury Note/Bond	2.000%	10/31/21	32,000	32,315
United States Treasury Note/Bond	1.500%	1/31/22	20,000	19,728
United States Treasury Note/Bond	1.875%	1/31/22	20,000	20,066
United States Treasury Note/Bond	1.750%	3/31/22	15,000	14,946
				6,897,045
Agency Bonds and Notes (7.9%)
2 AID-Iraq	2.149%	1/18/22	52,411	52,566
2 AID-Tunisia	1.416%	8/5/21	16,500	16,087
2 AID-Ukraine	1.471%	9/29/21	25,950	25,446

3	Fannie Mae Interest Strip	0.000%	1/15/19	2,197	2,143
3	Fannie Mae Principal Strip	0.000%	2/1/19	9,900	9,647
3	Federal National Mortgage Assn.	0.000%	10/9/19	162,100	155,297
4	Financing Corp.	0.000%	5/11/18	72,000	71,057
4	Financing Corp.	0.000%	11/2/18	2,150	2,106
4	Financing Corp.	0.000%	3/7/19	5,475	5,329
	Private Export Funding Corp.	4.375%	3/15/19	13,330	14,034
	Private Export Funding Corp.	1.450%	8/15/19	30,534	30,482
	Private Export Funding Corp.	2.250%	3/15/20	5,800	5,903
	Private Export Funding Corp.	2.300%	9/15/20	7,550	7,669
	Residual Funding Corp. Principal Strip	0.000%	10/15/19	101,170	97,440
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	19,100	18,082
	Residual Funding Corp. Principal Strip	0.000%	10/15/20	58,220	54,788
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	47,000	43,939
					612,015
Conventional Mortgage-Backed Securities (1.0%)
3,5,6Fannie Mae Pool		4.000%	5/1/47	75,000	78,984
3,5 Freddie Mac Gold Pool		6.000%	5/1/18–4/1/28	110	126
					79,110
Nonconventional Mortgage-Backed Securities (0.7%)
3,5,7Fannie Mae REMICS 2016-1		1.341%	2/25/46	13,571	13,538
3,5,7Fannie Mae REMICS 2016-6		1.441%	2/25/46	8,810	8,839
3,5,7Fannie Mae REMICS 2016-93		1.341%	12/25/46	9,935	9,943
3,5,7Freddie Mac REMICS		1.394%	5/15/46	10,064	10,099
3,5,7Freddie Mac REMICS		1.444%	10/15/46	8,228	8,259
					50,678
Total U.S. Government and Agency Obligations (Cost $7,651,885)					7,638,848
Temporary Cash Investment (2.0%)
				Shares
Money Market Fund (2.0%)
8	Vanguard Market Liquidity Fund (Cost
	$156,222)	1.034%		1,561,926	156,224

Total Investments (100.4%) (Cost $7,808,107)					7,795,072
Liability for Options Written (0.0%)			Expiration Date	Contracts
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $126.50		5/26/17	139	(43)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $127.00		5/26/17	277	(56)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $127.50		5/26/17	277	(35)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $128.00		5/26/17	139	(11)
Total Liability for Options Written (Premiums received $251)					(145)

Other Assets and Liabilities-Net (-0.4%)					(30,137)
Net Assets (100%)					7,764,790

1 Securities with a value of $3,688,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
7 Adjustable-rate security.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

Short-Term Treasury Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,638,848	—
Temporary Cash Investments	156,224	—	—
Liability for Options Written	(145)	—	—
Futures Contracts—Assets[1]	274	—	—
Futures Contracts—Liabilities[1]	(906)	—	—
Total	155,447	7,638,848	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	6,965	1,508,684	2,041

Short-Term Treasury Fund

5-Year U.S. Treasury Note	June 2017	2,374	281,096	687
Ultra 10-Year U.S. Treasury Bond	June 2017	(1,299)	(175,954)	(2,133)
10-Year U.S. Treasury Note	June 2017	(878)	(110,381)	(99)
Ultra Long U.S. Treasury Bond	June 2017	(562)	(91,571)	122
30-Year U.S. Treasury Note	June 2017	191	29,217	108
				726

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At April 30, 2017, the cost of investment securities for tax purposes was $7,808,107,000. Net unrealized depreciation of investment securities for tax purposes was $13,035,000, consisting of unrealized gains of $7,297,000 on securities that had risen in value since their purchase and $20,332,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (93.5%)
United States Treasury Inflation Indexed
Bonds	0.375%	1/15/27	133,492	134,768
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/46	4,600	4,828
United States Treasury Inflation Indexed
Bonds	0.875%	2/15/47	7,800	7,804
United States Treasury Note/Bond	1.625%	8/31/19	2	2
United States Treasury Note/Bond	1.375%	5/31/20	41,000	40,859
United States Treasury Note/Bond	1.500%	5/31/20	74,600	74,623
United States Treasury Note/Bond	1.625%	6/30/20	13,000	13,049
United States Treasury Note/Bond	1.875%	6/30/20	65,000	65,751
United States Treasury Note/Bond	2.000%	7/31/20	34,870	35,393
United States Treasury Note/Bond	2.625%	8/15/20	42,600	44,091
United States Treasury Note/Bond	1.375%	8/31/20	60,000	59,672
United States Treasury Note/Bond	2.125%	8/31/20	36,000	36,669
United States Treasury Note/Bond	1.375%	9/30/20	8,200	8,149
United States Treasury Note/Bond	2.000%	9/30/20	29,000	29,421
United States Treasury Note/Bond	1.375%	10/31/20	63,771	63,312
United States Treasury Note/Bond	1.750%	10/31/20	87,140	87,630
United States Treasury Note/Bond	2.625%	11/15/20	92,000	95,263
United States Treasury Note/Bond	1.625%	11/30/20	231	231
United States Treasury Note/Bond	2.000%	11/30/20	69,866	70,815
United States Treasury Note/Bond	1.750%	12/31/20	14,372	14,437
United States Treasury Note/Bond	2.375%	12/31/20	23,000	23,625
United States Treasury Note/Bond	1.375%	1/31/21	147,940	146,530
United States Treasury Note/Bond	2.125%	1/31/21	26,845	27,315
United States Treasury Note/Bond	3.625%	2/15/21	50,000	53,664
United States Treasury Note/Bond	7.875%	2/15/21	4,862	5,971
United States Treasury Note/Bond	1.125%	2/28/21	26,693	26,172
United States Treasury Note/Bond	2.000%	2/28/21	40,000	40,525
United States Treasury Note/Bond	1.250%	3/31/21	106,769	105,067
United States Treasury Note/Bond	2.250%	3/31/21	62,260	63,622
United States Treasury Note/Bond	1.375%	4/30/21	39,821	39,348
United States Treasury Note/Bond	2.250%	4/30/21	79,460	81,173
United States Treasury Note/Bond	3.125%	5/15/21	50,308	53,106
United States Treasury Note/Bond	8.125%	5/15/21	8,919	11,149
United States Treasury Note/Bond	1.375%	5/31/21	108,459	107,070
United States Treasury Note/Bond	1.125%	6/30/21	35,452	34,610
United States Treasury Note/Bond	2.125%	6/30/21	62,353	63,396
United States Treasury Note/Bond	1.125%	7/31/21	98,950	96,507
United States Treasury Note/Bond	2.250%	7/31/21	45,919	46,902
United States Treasury Note/Bond	8.125%	8/15/21	34,701	43,821
United States Treasury Note/Bond	1.125%	8/31/21	63,500	61,873
United States Treasury Note/Bond	2.000%	8/31/21	30,000	30,319
United States Treasury Note/Bond	1.125%	9/30/21	78,500	76,390
United States Treasury Note/Bond	2.125%	9/30/21	30,000	30,469
United States Treasury Note/Bond	1.250%	10/31/21	45,000	44,001
United States Treasury Note/Bond	2.000%	10/31/21	65,000	65,640
United States Treasury Note/Bond	2.000%	11/15/21	60,000	60,600

United States Treasury Note/Bond	8.000%	11/15/21	20,938	26,608
United States Treasury Note/Bond	1.750%	11/30/21	118,000	117,889
United States Treasury Note/Bond	1.875%	11/30/21	78,000	78,342
United States Treasury Note/Bond	2.000%	12/31/21	68,000	68,627
United States Treasury Note/Bond	2.125%	12/31/21	117,000	118,736
United States Treasury Note/Bond	1.500%	1/31/22	121,400	119,750
United States Treasury Note/Bond	1.875%	1/31/22	66,200	66,417
United States Treasury Note/Bond	1.750%	2/28/22	75,057	74,823
United States Treasury Note/Bond	1.875%	3/31/22	60,000	60,169
United States Treasury Note/Bond	1.750%	4/30/22	8,500	8,465
United States Treasury Note/Bond	1.750%	5/15/22	47,000	46,809
1 United States Treasury Note/Bond	2.000%	7/31/22	30,000	30,187
United States Treasury Note/Bond	1.625%	8/15/22	66,000	65,134
United States Treasury Note/Bond	7.250%	8/15/22	25,727	32,649
United States Treasury Note/Bond	1.875%	8/31/22	40,000	39,981
United States Treasury Note/Bond	1.750%	9/30/22	39,836	39,525
United States Treasury Note/Bond	1.875%	10/31/22	40,331	40,243
United States Treasury Note/Bond	1.625%	11/15/22	99,659	98,117
United States Treasury Note/Bond	7.625%	11/15/22	12,000	15,589
United States Treasury Note/Bond	2.000%	11/30/22	49,000	49,176
United States Treasury Note/Bond	2.125%	12/31/22	46,752	47,205
United States Treasury Note/Bond	1.750%	1/31/23	60,000	59,315
United States Treasury Note/Bond	2.000%	2/15/23	139,283	139,588
United States Treasury Note/Bond	1.500%	2/28/23	83,509	81,356
United States Treasury Note/Bond	1.500%	3/31/23	51,337	49,957
United States Treasury Note/Bond	1.625%	4/30/23	51,500	50,422
United States Treasury Note/Bond	1.750%	5/15/23	128,957	127,103
United States Treasury Note/Bond	1.625%	5/31/23	65,781	64,342
United States Treasury Note/Bond	1.375%	6/30/23	52,279	50,335
United States Treasury Note/Bond	1.250%	7/31/23	121,100	115,556
United States Treasury Note/Bond	2.500%	8/15/23	79,880	82,114
United States Treasury Note/Bond	1.375%	8/31/23	91,300	87,705
United States Treasury Note/Bond	1.375%	9/30/23	58,000	55,662
United States Treasury Note/Bond	1.625%	10/31/23	23,000	22,411
United States Treasury Note/Bond	2.750%	11/15/23	85,353	89,007
United States Treasury Note/Bond	2.250%	12/31/23	73,500	74,327
United States Treasury Note/Bond	2.750%	2/15/24	39,119	40,788
United States Treasury Note/Bond	2.500%	5/15/24	84,223	86,420
United States Treasury Note/Bond	2.375%	8/15/24	110,018	111,840
United States Treasury Note/Bond	2.250%	11/15/24	110,000	110,722
United States Treasury Note/Bond	2.000%	2/15/25	121,000	119,412
United States Treasury Note/Bond	2.125%	5/15/25	142,000	141,156
United States Treasury Note/Bond	2.000%	8/15/25	122,009	119,931
United States Treasury Note/Bond	6.875%	8/15/25	7,200	9,772
United States Treasury Note/Bond	2.250%	11/15/25	132,990	133,052
United States Treasury Note/Bond	1.625%	2/15/26	114,384	108,611
United States Treasury Note/Bond	1.625%	5/15/26	95,891	90,857
United States Treasury Note/Bond	1.500%	8/15/26	151,900	142,098
United States Treasury Note/Bond	6.750%	8/15/26	17,300	23,841
United States Treasury Note/Bond	2.000%	11/15/26	53,000	51,725
				6,009,498
Agency Bonds and Notes (4.6%)
2 AID-Iraq	2.149%	1/18/22	43,400	43,528
2 AID-Israel	5.500%	9/18/23	8,000	9,510
2 AID-Israel	5.500%	4/26/24	10,700	12,806
2 AID-Israel	0.000%	5/1/24	13,215	10,714
2 AID-Israel	0.000%	11/1/24	75,000	60,807

2 AID-Israel	0.000%	8/15/25	15,929	12,412
2 AID-Tunisia	1.416%	8/5/21	15,200	14,820
2 AID-Ukraine	1.471%	9/29/21	23,100	22,652
Private Export Funding Corp.	2.300%	9/15/20	13,600	13,814
Private Export Funding Corp.	4.300%	12/15/21	4,150	4,561
Private Export Funding Corp.	2.800%	5/15/22	15,470	15,998
Private Export Funding Corp.	3.550%	1/15/24	23,800	25,425
Private Export Funding Corp.	2.450%	7/15/24	6,085	6,065
Private Export Funding Corp.	3.250%	6/15/25	18,600	19,453
Resolution Funding Corp. Interest Strip	0.000%	1/15/27	1,988	1,509
Resolution Funding Corp. Interest Strip	0.000%	4/15/27	16,673	12,525
Resolution Funding Corp. Interest Strip	0.000%	7/15/27	8,704	6,479
Resolution Funding Corp. Interest Strip	0.000%	10/15/27	8,704	6,425
				299,503
Conventional Mortgage-Backed Securities (1.0%)

3,4,5 Fannie Mae Pool	4.000%	5/1/47	61,000	64,240
				64,240
Nonconventional Mortgage-Backed Securities (0.6%)

3,4,6 Fannie Mae REMICS 2016-1	1.341%	2/25/46	12,160	12,131

3,4,6 Fannie Mae REMICS 2016-6	1.441%	2/25/46	7,894	7,920

3,4,6 Freddie Mac REMICS	1.394%	5/15/46	8,952	8,983

3,4,6 Freddie Mac REMICS	1.444%	10/15/46	7,266	7,293
				36,327
Total U.S. Government and Agency Obligations (Cost $6,411,122)				6,409,568
Temporary Cash Investment (0.7%)
			Shares
Money Market Fund (0.7%)
7 Vanguard Market Liquidity Fund (Cost
$41,414)	1.034%		414,065	41,415

Total Investments (100.4%) (Cost $6,452,536)				6,450,983
		Expiration Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/26/17	225	(46)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		5/26/17	113	(35)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		5/26/17	225	(28)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/26/17	113	(9)
Total Liability for Options Written (Premiums received $204)				(118)

Other Assets and Liabilities-Net (-0.4%)				(22,728)
Net Assets (100%)				6,428,137
1 Securities with a value of $1,439,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
6 Adjustable-rate security.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Intermediate-Term Treasury Fund

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,409,568	—
Temporary Cash Investments	41,415	—	—
Liability for Options Written	(118)	—	—
Futures Contracts—Assets[1]	264	—	—
Futures Contracts—Liabilities[1]	(505)	—	—
Total	41,056	6,409,568	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Intermediate-Term Treasury Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2017	2,543	301,107	680
Ultra 10-Year U.S. Treasury Note	June 2017	(849)	(115,000)	(501)
Ultra Long U.S. Treasury Bond	June 2017	(459)	(74,788)	101
30-Year U.S. Treasury Bond	June 2017	156	23,863	89
2-Year U.S. Treasury Note	June 2017	71	15,379	3
10-Year U.S. Treasury Note	June 2017	74	9,303	6
				378

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At April 30, 2017, the cost of investment securities for tax purposes was $6,454,699,000. Net unrealized depreciation of investment securities for tax purposes was $3,716,000, consisting of unrealized gains of $30,490,000 on securities that had risen in value since their purchase and $34,206,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments (unaudited)
As of April 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.0%)
U.S. Government Securities (3.0%)
1	United States Treasury Note/Bond	0.625%	5/31/17	256,325	256,284
2	United States Treasury Note/Bond	0.625%	8/31/17	205,540	205,347
	United States Treasury Note/Bond	0.625%	11/30/17	225,140	224,577
Total U.S. Government and Agency Obligations (Cost $686,456)					686,208
Corporate Bonds (92.3%)
Finance (9.3%)
	Banking (0.7%)
3,4 Credit Suisse AG		6.250%	12/31/50	43,820	45,682
	Royal Bank of Scotland Group plc	6.125%	12/15/22	52,705	56,769
4	UBS Group AG	6.875%	12/31/49	43,800	46,455

	Finance Companies (5.9%)
4,5 AerCap Global Aviation Trust		6.500%	6/15/45	121,250	127,313
	Aircastle Ltd.	5.125%	3/15/21	1,020	1,089
	Aircastle Ltd.	5.500%	2/15/22	25,900	28,102
	Aircastle Ltd.	5.000%	4/1/23	41,450	44,144
	Aircastle Ltd.	4.125%	5/1/24	46,230	47,155
	CIT Group Inc.	5.250%	3/15/18	77,255	79,669
5	CIT Group Inc.	6.625%	4/1/18	105,655	110,409
5	CIT Group Inc.	5.500%	2/15/19	21,320	22,519
	CIT Group Inc.	3.875%	2/19/19	33,380	34,298
	CIT Group Inc.	5.375%	5/15/20	83,950	90,351
	CIT Group Inc.	5.000%	8/15/22	36,429	39,161
	Homer City Generation LP	8.734%	10/1/26	115,318	41,514
	Navient Corp.	5.500%	1/15/19	69,260	72,036
	Navient Corp.	8.000%	3/25/20	63,325	69,753
	Navient Corp.	5.875%	3/25/21	5,000	5,195
	Navient Corp.	6.625%	7/26/21	13,400	14,181
	Navient Corp.	7.250%	1/25/22	43,900	46,842
	Navient Corp.	6.500%	6/15/22	107,700	111,288
	Navient Corp.	5.500%	1/25/23	38,420	37,831
	Navient Corp.	7.250%	9/25/23	24,615	25,615
5	OneMain Financial Holdings LLC	6.750%	12/15/19	9,560	10,038
5	Park Aerospace Holdings Ltd.	5.250%	8/15/22	46,800	49,437
5	Park Aerospace Holdings Ltd.	5.500%	2/15/24	63,095	67,035
	Springleaf Finance Corp.	5.250%	12/15/19	6,995	7,091
	Springleaf Finance Corp.	6.000%	6/1/20	2,132	2,175
	Springleaf Finance Corp.	8.250%	12/15/20	65,995	72,100
	Springleaf Finance Corp.	7.750%	10/1/21	69,567	74,350
	Springleaf Finance Corp.	8.250%	10/1/23	17,136	18,378

	Insurance (1.8%)
	Genworth Holdings Inc.	7.700%	6/15/20	9,600	9,504
	Genworth Holdings Inc.	7.200%	2/15/21	28,015	26,509
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	24,294
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	41,399
	Genworth Holdings Inc.	4.800%	2/15/24	7,335	6,024
5	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	67,790

	LifePoint Health Inc.	5.875%	12/1/23	54,045	55,801
	MGIC Investment Corp.	5.750%	8/15/23	24,695	26,424
	Radian Group Inc.	5.250%	6/15/20	9,705	10,215
	Radian Group Inc.	7.000%	3/15/21	56,505	63,003
4	Voya Financial Inc.	5.650%	5/15/53	87,753	90,276

	Other Finance (0.4%)
	CNO Financial Group Inc.	4.500%	5/30/20	4,865	5,023
	CNO Financial Group Inc.	5.250%	5/30/25	38,895	40,159
5,6 Lincoln Finance Ltd.		6.875%	4/15/21	8,805	10,289
5	Lincoln Finance Ltd.	7.375%	4/15/21	15,975	17,047
	Nationstar Mortgage LLC / Nationstar Capital
	Corp.	6.500%	7/1/21	15,298	15,547

	Real Estate Investment Trusts (0.5%)
	Felcor Lodging LP	5.625%	3/1/23	78,105	82,205
	Felcor Lodging LP	6.000%	6/1/25	38,140	40,810
					2,130,294
Industrial (80.5%)
	Basic Industry (7.5%)
	AK Steel Corp.	7.625%	10/1/21	9,925	10,334
	AK Steel Corp.	7.500%	7/15/23	79,875	86,964
	AK Steel Corp.	7.000%	3/15/27	59,435	58,841
5	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	13,640	14,151
5	Anglo American Capital plc	3.625%	5/14/20	23,510	23,833
5	Anglo American Capital plc	4.125%	4/15/21	27,840	28,536
5	Anglo American Capital plc	4.125%	9/27/22	17,150	17,450
5	Anglo American Capital plc	4.875%	5/14/25	43,250	45,088
5	Anglo American Capital plc	4.750%	4/10/27	24,815	25,540
	ArcelorMittal	5.125%	6/1/20	9,600	10,116
	ArcelorMittal	7.000%	2/25/22	18,740	21,246
	ArcelorMittal	6.125%	6/1/25	21,830	24,477
5	Axalta Coating Systems LLC	4.875%	8/15/24	29,095	30,150
	Chemours Co.	6.625%	5/15/23	85,270	90,813
	Chemours Co.	7.000%	5/15/25	67,110	73,653
5,6 Constellium NV		4.625%	5/15/21	3,745	4,070
5	Constellium NV	8.000%	1/15/23	51,375	53,109
5	Constellium NV	5.750%	5/15/24	34,862	32,509
5	Constellium NV	6.625%	3/1/25	78,600	77,421
5	First Quantum Minerals Ltd.	7.000%	2/15/21	54,157	56,052
5	First Quantum Minerals Ltd.	7.250%	5/15/22	47,870	49,306
	Graphic Packaging International Inc.	4.125%	8/15/24	25,860	25,957
	Hexion Inc.	6.625%	4/15/20	46,735	44,048
5	New Gold Inc.	7.000%	4/15/20	8,652	8,739
5	New Gold Inc.	6.250%	11/15/22	33,510	34,306
5	Novelis Corp.	6.250%	8/15/24	53,590	56,537
5	Novelis Corp.	5.875%	9/30/26	56,215	57,691
	Olin Corp.	5.125%	9/15/27	58,305	60,637
	Steel Dynamics Inc.	5.125%	10/1/21	41,770	43,075
	Steel Dynamics Inc.	5.500%	10/1/24	37,825	40,000
	Teck Resources Ltd.	3.750%	2/1/23	9,705	9,559
5	Teck Resources Ltd.	8.500%	6/1/24	46,560	53,777
	Teck Resources Ltd.	6.125%	10/1/35	7,765	8,163
	Teck Resources Ltd.	6.000%	8/15/40	6,650	6,825
	Teck Resources Ltd.	6.250%	7/15/41	21,350	22,631
	Teck Resources Ltd.	5.200%	3/1/42	4,850	4,632

	Teck Resources Ltd.	5.400%	2/1/43	48,295	46,846
	United States Steel Corp.	7.375%	4/1/20	33,106	35,299
	United States Steel Corp.	6.875%	4/1/21	18,421	18,536
5	United States Steel Corp.	8.375%	7/1/21	88,430	97,162
	United States Steel Corp.	7.500%	3/15/22	20,720	21,083
	United States Steel Corp.	6.650%	6/1/37	13,760	11,920
5	Versum Materials Inc.	5.500%	9/30/24	17,591	18,251
5,6 VWR Funding Inc.		4.625%	4/15/22	116,316	132,278
	Westlake Chemical Corp.	4.625%	2/15/21	23,555	24,497
	Westlake Chemical Corp.	4.875%	5/15/23	7,245	7,535

	Capital Goods (9.0%)
5	ARD Finance SA	7.125%	9/15/23	35,650	36,987
5	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	70,023	75,800
5	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	93,082	96,224
5	Ashtead Capital Inc.	6.500%	7/15/22	28,180	29,237
	Ball Corp.	4.375%	12/15/20	27,255	28,686
6	Ball Corp.	4.375%	12/15/23	17,385	21,127
	Berry Plastics Corp.	5.500%	5/15/22	1,940	2,027
	Berry Plastics Corp.	5.125%	7/15/23	1,940	2,008
	Berry Plastics Escrow LLC/Berry Plastics
	Escrow Corp.	6.000%	10/15/22	22,195	23,582
5	Bombardier Inc.	7.750%	3/15/20	50,000	54,125
5	Cemex Finance LLC	6.000%	4/1/24	21,210	22,430
5	Cemex SAB de CV	6.125%	5/5/25	111,200	119,689
5	Cemex SAB de CV	7.750%	4/16/26	24,265	27,572
	Clean Harbors Inc.	5.250%	8/1/20	62,913	64,171
	Clean Harbors Inc.	5.125%	6/1/21	57,864	59,238
	CNH Industrial Capital LLC	3.625%	4/15/18	27,735	28,116
	CNH Industrial Capital LLC	3.875%	7/16/18	19,095	19,477
	CNH Industrial Capital LLC	3.375%	7/15/19	8,988	9,123
	CNH Industrial Capital LLC	4.375%	11/6/20	76,545	78,937
	CNH Industrial Capital LLC	4.875%	4/1/21	38,105	39,963
	CNH Industrial Capital LLC	4.375%	4/5/22	24,170	24,623
	CNH Industrial NV	4.500%	8/15/23	107,785	110,480
	Eagle Materials Inc.	4.500%	8/1/26	6,305	6,266
5	Flex Acquisition Co. Inc.	6.875%	1/15/25	120,100	123,253
5	HD Supply Inc.	5.250%	12/15/21	33,895	35,759
5	HD Supply Inc.	5.750%	4/15/24	9,300	9,846
5	Huntington Ingalls Industries Inc.	5.000%	11/15/25	12,590	13,377
5,6 Loxam SAS		4.250%	4/15/24	5,520	6,213
5,6 Loxam SAS		6.000%	4/15/25	6,480	7,390
	Masco Corp.	7.750%	8/1/29	16,486	21,432
	Masco Corp.	6.500%	8/15/32	5,880	6,997
5	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	29,295	31,419
5	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	11,675	12,638
	PulteGroup Inc.	5.500%	3/1/26	41,055	43,262
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	31,580	32,488
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	25,093	25,783
5	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	49,930	51,927
5	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	14,670	15,770

5 Signode Industrial Group Lux SA/Signode
Industrial Group US Inc.	6.375%	5/1/22	92,625	94,941
5 Standard Industries Inc.	5.500%	2/15/23	9,705	10,081
5 Standard Industries Inc.	5.375%	11/15/24	36,177	37,669
5 Standard Industries Inc.	6.000%	10/15/25	139,715	149,146
5 Standard Industries Inc.	5.000%	2/15/27	16,990	17,054
TransDigm Inc.	6.000%	7/15/22	44,150	45,419
TransDigm Inc.	6.500%	7/15/24	96,400	99,051
United Rentals North America Inc.	7.625%	4/15/22	17,829	18,587
United Rentals North America Inc.	6.125%	6/15/23	11,580	12,072
United Rentals North America Inc.	4.625%	7/15/23	22,111	22,940
United Rentals North America Inc.	5.500%	7/15/25	33,095	34,419
United Rentals North America Inc.	5.875%	9/15/26	38,755	40,838
United Rentals North America Inc.	5.500%	5/15/27	58,325	60,002
5 USG Corp.	5.500%	3/1/25	8,590	8,998

Communication (22.9%)
5 Activision Blizzard Inc.	6.125%	9/15/23	35,625	38,653
5 Altice Financing SA	6.625%	2/15/23	57,121	60,477
5 Altice Luxembourg SA	7.625%	2/15/25	20,000	21,200
5 Altice US Finance I Corp.	5.500%	5/15/26	83,145	86,055
5 Bankrate Inc.	6.125%	8/15/18	12,945	13,074
Belo Corp.	7.750%	6/1/27	6,820	7,400
Belo Corp.	7.250%	9/15/27	20,515	21,695
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	8,380	8,610
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	12,635	13,077
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	13,406	13,942
5 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	97,010	100,890
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	33,450	35,039
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	4,855	5,104
5 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	79,205	82,373
5 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	47,140	49,968
5 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	56,250	58,852
5 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	24,255	25,680
5 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	59,340	60,675
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	44,215	51,699
5 Columbus International Inc.	7.375%	3/30/21	61,345	66,023
CSC Holdings LLC	8.625%	2/15/19	25,520	28,072
CSC Holdings LLC	6.750%	11/15/21	60,764	66,537
5 CSC Holdings LLC	5.500%	4/15/27	76,415	78,898
DISH DBS Corp.	6.750%	6/1/21	152,345	166,056
DISH DBS Corp.	5.875%	7/15/22	94,575	100,249
DISH DBS Corp.	5.000%	3/15/23	15,135	15,173
DISH DBS Corp.	5.875%	11/15/24	52,510	55,136
DISH DBS Corp.	7.750%	7/1/26	78,400	91,728
Embarq Corp.	7.995%	6/1/36	23,035	23,515

	Frontier Communications Corp.	11.000%	9/15/25	66,715	64,213
	Gannett Co. Inc.	5.125%	7/15/20	64,680	66,782
5	Gannett Co. Inc.	4.875%	9/15/21	12,990	13,380
	Gannett Co. Inc.	6.375%	10/15/23	66,721	70,891
5	Gannett Co. Inc.	5.500%	9/15/24	6,880	7,061
5	Gray Television Inc.	5.125%	10/15/24	42,950	43,272
5	Gray Television Inc.	5.875%	7/15/26	27,675	28,713
	Lamar Media Corp.	5.000%	5/1/23	33,940	35,467
	Lamar Media Corp.	5.375%	1/15/24	3,885	4,104
	Lamar Media Corp.	5.750%	2/1/26	5,740	6,242
	Level 3 Financing Inc.	5.375%	8/15/22	75,480	77,933
	Level 3 Financing Inc.	5.625%	2/1/23	26,620	27,618
	Level 3 Financing Inc.	5.125%	5/1/23	36,380	37,335
	Level 3 Financing Inc.	5.375%	1/15/24	13,050	13,507
	Level 3 Financing Inc.	5.375%	5/1/25	36,380	37,835
	Level 3 Financing Inc.	5.250%	3/15/26	48,500	49,955
	Liberty Interactive LLC	8.500%	7/15/29	42,553	47,127
	Liberty Interactive LLC	8.250%	2/1/30	126,903	135,786
	National CineMedia LLC	6.000%	4/15/22	32,455	33,348
	Netflix Inc.	5.500%	2/15/22	30,950	33,194
	Netflix Inc.	5.875%	2/15/25	96,935	104,932
5	Netflix Inc.	4.375%	11/15/26	46,905	46,201
5	Numericable Group SA	6.000%	5/15/22	47,955	49,993
5	Numericable-SFR SA	7.375%	5/1/26	51,640	54,222
	Quebecor Media Inc.	5.750%	1/15/23	79,855	83,948
	Qwest Corp.	6.875%	9/15/33	25,162	25,131
	SBA Communications Corp.	4.875%	7/15/22	50,220	51,789
	Sinclair Television Group Inc.	6.125%	10/1/22	6,795	7,101
5	Sinclair Television Group Inc.	5.625%	8/1/24	6,795	7,067
5	Sinclair Television Group Inc.	5.875%	3/15/26	90,410	94,478
5	Sinclair Television Group Inc.	5.125%	2/15/27	57,340	57,197
5	Sirius XM Radio Inc.	4.250%	5/15/20	8,595	8,692
5	Sirius XM Radio Inc.	4.625%	5/15/23	11,110	11,318
5	Sirius XM Radio Inc.	6.000%	7/15/24	38,712	41,422
5	Sirius XM Radio Inc.	5.375%	4/15/25	12,513	12,826
5	Softbank Corp.	4.500%	4/15/20	138,300	143,486
	Sprint Capital Corp.	6.875%	11/15/28	131,570	142,753
	Sprint Capital Corp.	8.750%	3/15/32	21,230	26,113
5	Sprint Communications Inc.	7.000%	3/1/20	73,700	80,609
	Sprint Communications Inc.	6.000%	11/15/22	10,595	11,045
	Sprint Corp.	7.250%	9/15/21	83,575	91,410
	Sprint Corp.	7.875%	9/15/23	275,709	309,483
	Sprint Corp.	7.125%	6/15/24	56,711	61,673
	Sprint Corp.	7.625%	2/15/25	47,755	53,307
	T-Mobile USA Inc.	5.375%	4/15/27	102,055	108,944
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	12,819
	Telecom Italia Capital SA	6.000%	9/30/34	33,530	34,326
	Telecom Italia Capital SA	7.721%	6/4/38	42,725	48,813
	Time Warner Cable LLC	5.875%	11/15/40	2,050	2,221
	Time Warner Cable LLC	5.500%	9/1/41	65,846	68,340
3,7 Tribune Company Bank Loan		3.993%	12/27/20	3,709	3,737
3,7 Tribune Company Bank Loan		3.993%	1/27/24	46,349	46,696
	Tribune Media Co.	5.875%	7/15/22	75,750	79,538
5	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	31,060	32,264
5	Univision Communications Inc.	5.125%	5/15/23	17,900	18,191
5	Univision Communications Inc.	5.125%	2/15/25	185,720	184,559
4	Viacom Inc.	5.875%	2/28/57	23,645	24,473

4	Viacom Inc.	6.250%	2/28/57	32,355	33,285
	Videotron Ltd.	5.000%	7/15/22	108,654	114,902
5	Videotron Ltd.	5.375%	6/15/24	8,633	9,108
5	Virgin Media Secured Finance plc	5.500%	1/15/25	19,910	20,482
5	Virgin Media Secured Finance plc	5.500%	8/15/26	10,225	10,455
5	VTR Finance BV	6.875%	1/15/24	88,555	93,204
5	Wind Acquisition Finance SA	4.750%	7/15/20	68,850	69,797
5	Wind Acquisition Finance SA	7.375%	4/23/21	65,000	67,519
5	WMG Acquisition Corp.	6.750%	4/15/22	82,950	87,305
5	WMG Acquisition Corp.	5.000%	8/1/23	25,381	25,762
5	WMG Acquisition Corp.	4.875%	11/1/24	37,336	37,803
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	104,300	111,079
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	46,170	49,864
5	Zayo Group LLC / Zayo Capital Inc.	5.750%	1/15/27	18,835	19,965

	Consumer Cyclical (8.7%)
5	Adient Global Holdings Ltd.	4.875%	8/15/26	104,787	104,787
	American Axle & Manufacturing Inc.	6.625%	10/15/22	42,625	44,010
3,7 Bass Pro Group, LLC. Bank Loan		6.147%	12/15/23	59,435	57,788
3,7 Bass Pro Group, LLC. Bank Loan		6.147%	12/15/23	44,350	43,121
	CalAtlantic Group Inc.	5.875%	11/15/24	4,860	5,224
	CalAtlantic Group Inc.	5.250%	6/1/26	9,460	9,649
5	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	27,005	27,781
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	25,675	26,606
	Dana Holding Corp.	5.375%	9/15/21	16,781	17,452
	Dana Holding Corp.	5.500%	12/15/24	34,460	35,063
3,7 Delta Alpha Topco Bank Loan		8.068%	7/29/22	36,211	36,464
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	3,475	3,623
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	60,235	63,322
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	49,955	49,705
	Group 1 Automotive Inc.	5.000%	6/1/22	44,170	44,667
5	Group 1 Automotive Inc.	5.250%	12/15/23	34,460	34,934
5	GW Honos Security Corp.	8.750%	5/15/25	33,505	33,966
5	Hanesbrands Inc.	4.625%	5/15/24	24,270	24,118
5	Hanesbrands Inc.	4.875%	5/15/26	24,510	24,387
5	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	60,310	60,612
5	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	105,130	108,021
5	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	64,885	66,426
5	IHO Verwaltungs GmbH	4.500%	9/15/23	24,275	24,275
5	IHO Verwaltungs GmbH	4.750%	9/15/26	35,875	35,516
3,7 Ion Media Networks Bank Loan		4.500%	12/18/20	56,467	56,890
	KB Home	4.750%	5/15/19	25,825	26,600
	KB Home	8.000%	3/15/20	3,920	4,386
	KB Home	7.000%	12/15/21	7,810	8,669
	KB Home	7.500%	9/15/22	6,935	7,845
	KB Home	7.625%	5/15/23	41,775	45,952
5	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	27,130	28,012
5	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	25,340	25,973
	L Brands Inc.	7.000%	5/1/20	18,505	20,402
	L Brands Inc.	6.625%	4/1/21	42,435	46,572

3,7 La Quinta Intermediate Holdings LLC Bank
	Loan	3.908%	4/14/21	54,938	55,350
	Lennar Corp.	4.750%	4/1/21	24,260	25,534
	Lennar Corp.	4.125%	1/15/22	35,495	36,249
	Lennar Corp.	4.875%	12/15/23	19,825	20,519
	Lennar Corp.	4.500%	4/30/24	72,365	73,089
	Neiman Marcus Group Inc.	7.125%	6/1/28	64,195	50,233
	Penske Automotive Group Inc.	5.750%	10/1/22	12,930	13,383
	Penske Automotive Group Inc.	5.375%	12/1/24	27,070	27,138
	PulteGroup Inc.	5.000%	1/15/27	3,830	3,883
	Service Corp. International	5.375%	1/15/22	27,630	28,493
5	ServiceMaster Co. LLC	5.125%	11/15/24	59,355	61,136
5	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	14,550	14,732
5	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	14,550	14,786
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	9,907
	Toll Brothers Finance Corp.	4.875%	3/15/27	52,095	52,942
	William Lyon Homes Inc.	7.000%	8/15/22	15,000	15,694
5	William Lyon Homes Inc.	5.875%	1/31/25	39,300	40,479
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	138,480	142,461
5	ZF North America Capital Inc.	4.500%	4/29/22	15,355	16,123
5	ZF North America Capital Inc.	4.750%	4/29/25	61,220	63,592

	Consumer Noncyclical (12.1%)
	Alere Inc.	6.500%	6/15/20	15,925	16,303
5	Alere Inc.	6.375%	7/1/23	37,345	40,659
	Aramark Services Inc.	5.125%	1/15/24	32,435	34,219
5	Aramark Services Inc.	5.000%	4/1/25	48,595	50,660
	Aramark Services Inc.	4.750%	6/1/26	19,420	19,784
5	Capsugel SA	7.000%	5/15/19	36,070	36,070
5	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	44,300	45,463
	CHS/Community Health Systems Inc.	7.125%	7/15/20	33,665	30,214
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	15,140
	CHS/Community Health Systems Inc.	6.875%	2/1/22	173,590	143,646
	CHS/Community Health Systems Inc.	6.250%	3/31/23	85,015	86,609
3,5 Endo Finance LLC / Endo Finco Inc.		6.000%	2/1/25	79,855	67,677
5	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	106,343	93,183
5	Envision Healthcare Corp.	5.125%	7/1/22	86,215	87,508
	Envision Healthcare Corp.	5.625%	7/15/22	81,010	83,440
	HCA Holdings Inc.	6.250%	2/15/21	27,980	30,358
	HCA Inc.	6.500%	2/15/20	127,050	139,438
	HCA Inc.	5.875%	3/15/22	60,405	66,974
	HCA Inc.	4.750%	5/1/23	72,500	76,125
	HCA Inc.	5.875%	5/1/23	10,000	10,875
	HCA Inc.	5.375%	2/1/25	19,375	20,174
	HCA Inc.	5.250%	4/15/25	45,000	48,375
	HCA Inc.	7.690%	6/15/25	4,510	5,142
	HCA Inc.	5.875%	2/15/26	64,000	68,160
	HCA Inc.	5.250%	6/15/26	31,895	34,008
5	inVentiv Group Holdings Inc/inVentiv Health
	Inc/inVentiv Health Clinical Inc.	7.500%	10/1/24	26,960	27,836
5	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	52,240	55,766
5	Lamb Weston Holdings Inc.	4.625%	11/1/24	34,870	36,003
5	Lamb Weston Holdings Inc.	4.875%	11/1/26	34,870	35,960
3,7 Lands' End, Inc. Bank Loan		4.250%	3/12/21	85,207	69,444
5	LifePoint Health Inc.	5.375%	5/1/24	38,423	38,807

	LifePoint Hospitals Inc.	5.500%	12/1/21	42,661	44,208
5	MEDNAX Inc.	5.250%	12/1/23	19,125	19,675
5	MPH Acquisition Holdings LLC	7.125%	6/1/24	53,485	57,496
5	Post Holdings Inc.	5.500%	3/1/25	27,480	28,717
5	Post Holdings Inc.	5.000%	8/15/26	98,605	98,112
5	Post Holdings Inc.	5.750%	3/1/27	22,901	23,760
5	Quintiles IMS Inc.	5.000%	10/15/26	38,285	39,242
5	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	24,350	25,081
	Revlon Consumer Products Corp.	5.750%	2/15/21	19,165	19,045
	Revlon Consumer Products Corp.	6.250%	8/1/24	63,110	61,217
3,7 Revlon Consumer Products Corp. Bank Loan		4.493%	9/7/23	5,921	5,931
3,7 Revlon Consumer Products Corp. Bank Loan		4.493%	9/7/23	20,124	20,159
3,7 Revlon Consumer Products Corp. Bank Loan		4.493%	9/7/23	466	467
5	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	62,435	64,152
5	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	20,000	20,600
	Tenet Healthcare Corp.	5.000%	3/1/19	43,950	44,060
	Tenet Healthcare Corp.	5.500%	3/1/19	24,215	24,457
	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	17,128
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	42,200
	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	106,347
5	Tenet Healthcare Corp.	7.500%	1/1/22	14,505	15,520
	Tenet Healthcare Corp.	8.125%	4/1/22	87,825	89,142
	THC Escrow Corp. II	6.750%	6/15/23	18,850	18,002
5	Valeant Pharmaceuticals International	6.375%	10/15/20	51,850	44,591
5	Valeant Pharmaceuticals International Inc.	5.375%	3/15/20	82,205	70,285
5	Valeant Pharmaceuticals International Inc.	6.500%	3/15/22	21,490	22,001
5	Valeant Pharmaceuticals International Inc.	7.000%	3/15/24	48,315	49,281
5	Vizient Inc.	10.375%	3/1/24	40,607	46,495
5	VRX Escrow Corp.	6.125%	4/15/25	73,000	53,838

	Energy (11.9%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	46,910	47,731
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	46,910	47,731
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	20,635	20,841
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	59,170	59,318
	Anadarko Petroleum Corp.	5.550%	3/15/26	4,780	5,334
	Anadarko Petroleum Corp.	6.200%	3/15/40	24,145	27,731
	Anadarko Petroleum Corp.	6.600%	3/15/46	7,915	9,736
	Antero Resources Corp.	5.125%	12/1/22	48,330	49,055
	Concho Resources Inc.	5.500%	10/1/22	85,170	88,151
	Concho Resources Inc.	5.500%	4/1/23	37,775	39,144
	Continental Resources Inc.	5.000%	9/15/22	110,959	112,069
	Continental Resources Inc.	4.500%	4/15/23	75,805	74,668
	Continental Resources Inc.	3.800%	6/1/24	16,770	15,764
	Continental Resources Inc.	4.900%	6/1/44	23,196	20,065
5	DCP Midstream LLC	9.750%	3/15/19	15,000	16,969
5	DCP Midstream LLC	5.350%	3/15/20	11,125	11,598
	DCP Midstream Operating LP	2.700%	4/1/19	19,675	19,552
	DCP Midstream Operating LP	4.950%	4/1/22	45,799	46,715
	DCP Midstream Operating LP	3.875%	3/15/23	16,405	15,892
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	25,550
5	Diamondback Energy Inc.	4.750%	11/1/24	5,895	5,924
5	Diamondback Energy Inc.	5.375%	5/31/25	47,860	49,535
	Energy Transfer Equity LP	7.500%	10/15/20	76,385	86,124

Energy Transfer Equity LP	5.875%	1/15/24	35,032	37,835
Energy Transfer Equity LP	5.500%	6/1/27	78,795	84,508
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	76,526	74,230
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	7,930	7,672
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	12,874	12,423
Kerr-McGee Corp.	6.950%	7/1/24	32,686	38,829
Kinder Morgan Inc.	7.750%	1/15/32	26,290	33,483
Laredo Petroleum Inc.	5.625%	1/15/22	53,297	53,497
Laredo Petroleum Inc.	7.375%	5/1/22	17,860	18,552
Laredo Petroleum Inc.	6.250%	3/15/23	70,158	71,035
Marathon Oil Corp.	3.850%	6/1/25	39,540	39,194
Marathon Oil Corp.	6.800%	3/15/32	8,295	9,581
Marathon Oil Corp.	6.600%	10/1/37	9,850	11,278
Marathon Oil Corp.	5.200%	6/1/45	13,170	13,186
5 Matador Resources Co.	6.875%	4/15/23	36,100	37,995
Matador Resources Co.	6.875%	4/15/23	56,150	59,098
5 MEG Energy Corp.	6.375%	1/30/23	30,650	26,972
5 MEG Energy Corp.	7.000%	3/31/24	47,348	42,258
5 MEG Energy Corp.	6.500%	1/15/25	87,700	86,604
MPLX LP	4.875%	12/1/24	43,935	46,901
MPLX LP	4.875%	6/1/25	87,120	92,456
Newfield Exploration Co.	5.750%	1/30/22	10,890	11,543
Newfield Exploration Co.	5.625%	7/1/24	13,045	13,779
5 Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	27,355	27,697
QEP Resources Inc.	6.800%	3/1/20	7,370	7,692
QEP Resources Inc.	6.875%	3/1/21	30,605	32,403
QEP Resources Inc.	5.375%	10/1/22	17,620	17,444
QEP Resources Inc.	5.250%	5/1/23	19,790	19,444
Rice Energy Inc.	7.250%	5/1/23	31,365	33,874
5 RSP Permian Inc.	5.250%	1/15/25	19,965	20,215
5 Sabine Pass Liquefaction LLC	5.875%	6/30/26	41,960	46,680
SM Energy Co.	6.500%	11/15/21	3,485	3,563
SM Energy Co.	6.125%	11/15/22	30,015	30,465
SM Energy Co.	6.500%	1/1/23	2,525	2,563
SM Energy Co.	5.000%	1/15/24	69,110	65,136
SM Energy Co.	5.625%	6/1/25	36,020	34,489
SM Energy Co.	6.750%	9/15/26	10,075	10,151
5 Southern Star Central Corp.	5.125%	7/15/22	14,790	14,938
Tesoro Corp.	5.125%	4/1/24	31,790	33,380
5 Tesoro Corp.	5.125%	12/15/26	22,340	23,764
Tesoro Logistics LP / Tesoro Logistics
Finance Corp.	5.500%	10/15/19	5,220	5,533
Tesoro Logistics LP / Tesoro Logistics
Finance Corp.	6.250%	10/15/22	35,901	38,504
Tesoro Logistics LP / Tesoro Logistics
Finance Corp.	6.375%	5/1/24	39,510	43,165
Tesoro Logistics LP / Tesoro Logistics
Finance Corp.	5.250%	1/15/25	51,601	54,762
Weatherford International Ltd.	7.000%	3/15/38	8,390	8,012
Weatherford International Ltd.	6.750%	9/15/40	41,357	38,979
Williams Cos. Inc.	7.875%	9/1/21	17,225	20,153
Williams Cos. Inc.	3.700%	1/15/23	41,055	40,591
Williams Cos. Inc.	4.550%	6/24/24	23,050	23,738
Williams Cos. Inc.	5.750%	6/24/44	26,490	27,417
WPX Energy Inc.	6.000%	1/15/22	91,165	92,305
WPX Energy Inc.	5.250%	9/15/24	102,100	100,058

	Technology (6.7%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	62,228
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	85,245	95,474
5	Camelot Finance SA	7.875%	10/15/24	46,135	48,961
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	23,480	24,155
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	15,155	16,140
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	26,405	27,065
	Equinix Inc.	5.375%	4/1/23	20,864	21,751
	Equinix Inc.	5.375%	5/15/27	28,005	29,195
5	First Data Corp.	5.375%	8/15/23	73,250	76,180
5	First Data Corp.	7.000%	12/1/23	181,545	194,253
5	First Data Corp.	5.000%	1/15/24	48,800	49,898
5	First Data Corp.	5.750%	1/15/24	131,820	136,434
	Infor US Inc.	6.500%	5/15/22	97,200	101,088
5,8 Iron Mountain Europe plc		6.125%	9/15/22	24,430	33,491
	Iron Mountain Inc.	5.750%	8/15/24	22,675	23,355
5	MSCI Inc.	5.250%	11/15/24	12,975	13,721
5	MSCI Inc.	5.750%	8/15/25	51,525	55,776
5	MSCI Inc.	4.750%	8/1/26	18,330	18,811
	NCR Corp.	4.625%	2/15/21	72,024	73,825
	NCR Corp.	5.875%	12/15/21	4,855	5,086
	NCR Corp.	5.000%	7/15/22	20,000	20,500
	NCR Corp.	6.375%	12/15/23	15,145	16,205
	Nokia Oyj	6.625%	5/15/39	77,385	83,189
5	Open Text Corp.	5.625%	1/15/23	34,150	35,943
5	Open Text Corp.	5.875%	6/1/26	46,495	49,633
5	Sensata Technologies BV	5.625%	11/1/24	19,290	20,447
5	Sensata Technologies BV	5.000%	10/1/25	52,315	53,492
5	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	53,744
	SS&C Technologies Holdings Inc.	5.875%	7/15/23	29,280	31,110
5	Symantec Corp.	5.000%	4/15/25	66,150	68,309

	Transportation (1.7%)
5	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	77,088	75,161
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	59,036	58,077
5	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	19,125	19,029
4	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	8,473	8,801
	Hertz Corp.	4.250%	4/1/18	12,745	12,840
	Hertz Corp.	6.750%	4/15/19	29,565	29,491
	Hertz Corp.	5.875%	10/15/20	42,430	39,460
	Hertz Corp.	7.375%	1/15/21	60,490	58,222
5	Hertz Corp.	5.500%	10/15/24	99,730	85,518
					18,528,611
Utilities (2.5%)
	Electric (2.5%)
	AES Corp.	8.000%	6/1/20	16,816	19,422
	AES Corp.	4.875%	5/15/23	25,000	25,188
	AES Corp.	5.500%	3/15/24	119,951	123,250
5	Calpine Corp.	6.000%	1/15/22	16,165	16,852
	Calpine Corp.	5.375%	1/15/23	34,775	34,166
5	Calpine Corp.	5.875%	1/15/24	9,230	9,692
	Calpine Corp.	5.750%	1/15/25	139,495	133,915
	GenOn Energy Inc.	7.875%	6/15/17	19,175	13,279

GenOn Energy Inc.	9.500%	10/15/18	54,525	33,805
GenOn Energy Inc.	9.875%	10/15/20	24,755	15,472
NRG Energy Inc.	7.875%	5/15/21	1,344	1,384
NRG Energy Inc.	6.250%	7/15/22	51,835	52,742
NRG Energy Inc.	6.625%	3/15/23	10,000	10,150
NRG Energy Inc.	6.250%	5/1/24	47,355	47,118
NRG Energy Inc.	7.250%	5/15/26	47,920	49,118
				585,553
Total Corporate Bonds (Cost $20,628,785)				21,244,458
			Shares
Preferred Stocks (0.5%)
GMAC Capital Trust I Pfd. (Cost $123,777)	6.691%		4,743,200	120,857
			Face
			Amount
			($000)
Temporary Cash Investments (3.3%)
Repurchase Agreements (3.3%)
Bank of America Securities, LLC
(Dated 4/28/17, Repurchase Value
$184,712,000, collateralized by
Government National Mortgage Assn.
3.000%, 11/20/46-2/20/47, with a value of
$188,394,000)	0.790%	5/1/17	184,700	184,700
Bank of Montreal
(Dated 4/28/17, Repurchase Value
$338,822,000, collateralized by U.S.
Treasury Note/Bond 1.000%-2.375%,
7/31/17-5/31/23, with a value of
$345,576,000)	0.790%	5/1/17	338,800	338,800
RBC Capital Markets LLC
(Dated 4/28/17, Repurchase Value
$148,310,000, collateralized by Federal
Home Loan Mortgage Assn. 2.239%-
4.000%, 1/1/32-4/1/47, Federal National
Mortgage Assn. 1.750%-6.000%, 2/1/26-
3/1/47, Government National Mortgage
Assn. 3.500%-4.500%, 2/20/47-4/20/47,
with a value of $151,266,000)	0.800%	5/1/17	148,300	148,300
TD Securities (USA) LLC
(Dated 4/28/17, Repurchase Value
$89,706,000, collateralized by Federal
National Mortgage Assn. 3.000%-4.500%,
12/1/28-3/1/47, U.S. Treasury Note/Bond
0.750%-2.000%, 1/31/18-5/31/21, with a
value of $91,494,000)	0.820%	5/1/17	89,700	89,700
Total Temporary Cash Investments (Cost $761,500)				761,500
Total Investments (99.1%) (Cost $22,200,518)				22,813,023
Other Assets and Liabilities-Net (0.9%)				212,121
Net Assets (100%)				23,025,144

1 Securities with a value of $19,952,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $899,000 have been segregated as collateral for open forward currency and open swap contracts.
3 Adjustable-rate security.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $8,235,135,000, representing 35.8% of net assets.
6 Face amount denominated in euro.
7 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30,
2017, the aggregate value of these securities was $396,047,000, representing 1.7% of net assets.
8 Face amount denominated in British pounds.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	686,208	—
Corporate Bonds	—	21,244,458	—
Preferred Stocks	—	120,857	—
Temporary Cash Investments	—	761,500	—
Forward Currency Contracts—Liabilities	—	(2,933)	—
Swap Contracts—Assets[1]	194	—	—
Total	194	22,810,090	—
1 Represents variation margin on the last day of the reporting period.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

		Contract Amount (000)				Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	5/31/17	USD	180,518	EUR	167,760	(2,520)
UBS AG	5/31/17	USD	32,015	GBP	25,014	(413)
						(2,933)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended April 30, 2017, the fund had the following open credit default swap contracts:

Centrally Cleared Credit Default Swaps

				Periodic
				Premium	Unrealized
			Notional	Received	Appreciation
	Termination		Amount	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	($000)	(%)	($000)
Credit Protection Sold

CDX-HY-S28-V1-5Y	6/20/22	ICE	387,500	5.000	1,782
Total
ICE-Intercontinental Exchange.

G. At April 30, 2017, the cost of investment securities for tax purposes was $22,200,518,000. Net unrealized appreciation of investment securities for tax purposes was $612,505,000, consisting of unrealized gains of $890,184,000 on securities that had risen in value since their purchase and $277,679,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (10.6%)
U.S. Government Securities (10.6%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	554,961	560,266
1	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	20,160	21,161
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	34,000	34,017
	United States Treasury Note/Bond	0.875%	4/15/19	50,000	49,625
2	United States Treasury Note/Bond	1.625%	4/30/19	163,200	164,347
	United States Treasury Note/Bond	0.875%	5/15/19	50,000	49,594
	United States Treasury Note/Bond	1.500%	5/31/19	54,000	54,245
	United States Treasury Note/Bond	0.875%	7/31/19	104,000	103,009
	United States Treasury Note/Bond	3.625%	8/15/19	10,698	11,253
1	United States Treasury Note/Bond	1.250%	10/31/21	330,000	322,677
	United States Treasury Note/Bond	1.625%	8/15/22	13,000	12,829
	United States Treasury Note/Bond	1.750%	9/30/22	13,000	12,899
	United States Treasury Note/Bond	1.625%	11/15/22	160,100	157,623
	United States Treasury Note/Bond	1.500%	2/28/23	300,000	292,266
	United States Treasury Note/Bond	1.500%	3/31/23	300,000	291,936
	United States Treasury Note/Bond	1.750%	5/15/23	300,000	295,686
	United States Treasury Note/Bond	1.625%	5/31/23	150,000	146,718
	United States Treasury Note/Bond	1.375%	6/30/23	38,000	36,587
	United States Treasury Note/Bond	2.250%	11/15/25	100,000	100,047
3	United States Treasury Note/Bond	1.625%	2/15/26	161,000	152,874
	United States Treasury Note/Bond	1.500%	8/15/26	2,015	1,885
					2,871,544
Nonconventional Mortgage-Backed Securities (0.0%)
4,5,6Freddie Mac Non Gold Pool		2.865%	8/1/32	297	306
4,5,6Freddie Mac Non Gold Pool		3.143%	9/1/32	147	151
					457
Total U.S. Government and Agency Obligations (Cost $2,916,653)					2,872,001
Asset-Backed/Commercial Mortgage-Backed Securities (13.9%)
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	4,300	4,303
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	1,545	1,554
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,040	2,041
4	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	10,380	10,389
4,6	American Express Credit Account Secured
	Note Trust 2012-4	1.544%	5/15/20	7,000	7,009
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	4,023	4,183
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,110
4,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,788	7,012
4,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,291	5,392
4,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	2,850	2,972
4,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	1,070	1,122
4,7	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	6,402	6,933
4,7	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	3,540	3,976

4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	30	30
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	696	696
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	996	999
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	2,500	2,518
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	1,195	1,199
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	2,230	2,255
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	1,470	1,475
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	1,655	1,672
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	1,000	1,004
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	500	502
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	9,850	9,856
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	2,560	2,565
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	4,400	4,450
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	3,200	3,252
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	6,970	6,984
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	4,190	4,231
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	2,980	3,040
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	6,460	6,459
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	2,040	2,048
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	1,960	1,978
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	3,280	3,355
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	3,390	3,371
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	7,205	7,166
4,7	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	1,330	1,357
4,7	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	1,260	1,242
4,7	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	830	821
4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	6,553	6,379
4,7	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	1,482	1,561
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2013-1A	1.920%	9/20/19	5,480	5,473
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	10,300	10,452
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	14,310	14,287

4,7	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	15,725	15,739
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	10,560	10,739
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2016-2A	2.720%	11/20/22	8,380	8,272
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	14,730	14,820
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	5,051
4	Banc of America Commercial Mortgage Trust
	2008-1	6.403%	2/10/51	5,220	5,308
4	Banc of America Commercial Mortgage Trust
	2008-1	6.447%	2/10/51	16,359	16,552
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	1,806	1,881
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.512%	9/15/48	360	370
4	BANK 2017 - BNK4	3.625%	5/15/50	10,550	10,955
4,6,7Bank of America Student Loan Trust 2010-
	1A	1.956%	2/25/43	5,866	5,828
7	Bank of Nova Scotia	1.875%	9/20/21	8,390	8,252
4,7	Bank of The West Auto Trust 2014-1	1.650%	3/16/20	9,400	9,410
4	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	15,800	16,010
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	5,209	5,245
4,6,7BMW Floorplan Master Owner Trust 2015-1A		1.494%	7/15/20	23,160	23,192
4,6	Brazos Higher Education Authority Inc.
	Series 2005-3	1.353%	6/25/26	5,302	5,215
4,6	Brazos Higher Education Authority Inc.
	Series 2011-1	1.852%	2/25/30	8,463	8,416
4,6	Cabela's Credit Card Master Note Trust
	2015-2	1.664%	7/17/23	8,920	8,996
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	1,375	1,375
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	2,100	2,049
4,7	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	5,910	5,979
4	California Republic Auto Receivables Trust
	2016-1	3.430%	2/15/22	8,000	8,112
4	California Republic Auto Receivables Trust
	2016-1	4.560%	12/15/22	8,320	8,600
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	10,580	10,565
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	2,430	2,425
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	1,120	1,100
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	540	541
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	6,485	6,533
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	2,128	2,130
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	3,045	3,054
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	1,775	1,789
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	627	627
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	650	651
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	1,000	1,006
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	800	809
4	Capital Auto Receivables Asset Trust 2014-3	3.940%	4/20/23	2,410	2,466

4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	8,550	8,576
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	7,900	7,946
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	2,430	2,449
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	2,700	2,746
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	360	363
4	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	3,820	3,815
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	1,630	1,621
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	900	898
4	Capital One Multi-Asset Execution Trust
	2015-A4	2.750%	5/15/25	12,445	12,731
4,6,7CARDS II Trust 2016-1A		1.694%	7/15/21	20,745	20,810
4	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	1,785	1,789
4	CarMax Auto Owner Trust 2014-1	1.690%	8/15/19	520	520
4	CarMax Auto Owner Trust 2014-1	1.930%	11/15/19	970	973
4	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	3,850	3,854
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	2,010	2,014
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,951
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,819
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	1,930	1,923
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,187
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	1,930	1,913
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,352
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	17,440	16,866
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	11,570	11,988
4	CD 2017-CD4 Commercial Mortgage Trust	3.000%	5/10/50	5,480	5,644
4,7	CFCRE Commercial Mortgage Trust 2011-
	C2	5.945%	12/15/47	5,260	5,940
4	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	4,826	4,856
4,7	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	38,950	38,823
4,7	Chrysler Capital Auto Receivables Trust
	2013-AA	1.830%	3/15/19	915	916
4,7	Chrysler Capital Auto Receivables Trust
	2013-AA	2.280%	7/15/19	1,100	1,103
4,7	Chrysler Capital Auto Receivables Trust
	2013-AA	2.930%	8/17/20	1,190	1,196
4,7	Chrysler Capital Auto Receivables Trust
	2014-AA	2.280%	11/15/19	2,150	2,158
4,7	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	290	293
4,7	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	7,575	7,608
4,7	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	2,315	2,338
4,7	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	3,600	3,658
4,7	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	5,510	5,685
4,7	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	2,370	2,401
4,7	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	8,530	8,720
4,7	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	5,380	5,371
4,7	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	4,680	4,620
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	6,633	6,785

4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,017	2,115
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,015	6,140
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	2,247	2,282
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	878	920
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	1,910	2,078
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.753%	3/10/47	885	929
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	15,383	16,383
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	920	961
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	27,838	29,000
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	9,060	9,552
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	8,949	9,307
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	2,020	2,089
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	800	844
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.613%	7/10/47	1,250	1,284
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	4,729	4,854
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	12,763	13,268
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	2,170	2,270
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.683%	10/10/47	3,270	3,291
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	940	959
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	6,418	6,448
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	9,250	9,672
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	4,597	4,807
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.723%	9/10/58	900	879
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	4,876	4,886
4	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	17,560	17,189
4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	5,098	5,068
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	3,398	3,312
4,6,7Colony American Homes 2014-1A		2.144%	5/17/31	2,470	2,470
4,6,7Colony American Homes 2014-1A		2.344%	5/17/31	1,960	1,959
4,6,7Colony American Homes 2014-2		2.344%	7/17/31	700	697
4,6,7Colony American Homes 2015-1		2.494%	7/17/32	440	440
4,6,7Colony American Homes 2015-1A		2.194%	7/17/32	3,845	3,847
4,6,7Colony Starwood Homes 2016-1A Trust		2.494%	7/17/33	6,731	6,754

4,6,7Colony Starwood Homes 2016-1A Trust		3.144%	7/17/33	2,970	2,985
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	3,057
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,088
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	6,778	6,855
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	6,160	6,335
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,899	6,957
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	426
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	2,931
4,7	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	13,361
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,633	1,659
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	800	845
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	4,876	5,191
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	4,757	5,133
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,737	1,824
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,860	6,157
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,048	13,928
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	15,127	16,288
4	COMM 2013-CCRE13 Mortgage Trust	4.906%	12/10/23	855	943
4	COMM 2013-CCRE13 Mortgage Trust	4.906%	12/10/23	1,560	1,639
4,7	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	9,303
4,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,406
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	1,020	1,052
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,030	8,380
4	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	11,658	12,610
4,7	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	2,780	2,885
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	2,106	2,131
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,308	1,381
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	630
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,883	3,928
4,7	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	6,702	6,783
4,7	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	18,320	19,128
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	1,695	1,787
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	500	534
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	4,432	4,770
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,650	1,673
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	4,350	4,643
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,396
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,010	1,059
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,335	6,723
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,366
4	COMM 2014-CCRE17 Mortgage Trust	4.895%	5/10/47	4,400	4,496
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	1,600	1,669
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	4,500	4,696
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	10,820	11,381
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	5,200	5,311
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	15,433	16,018
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	19,732	20,373
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,438	2,573
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	21,103	21,422
4	COMM 2015-CCRE24 Mortgage Trust	3.445%	8/10/48	2,150	2,250
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	4,220	4,396
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,539	3,698
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,240	7,498
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,748	3,879
4	COMM 2015-CCRE27 Mortgage Trust	4.621%	10/10/48	1,760	1,783
4	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	470	483
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	13,303	13,466
7	Commonwealth Bank of Australia	2.000%	6/18/19	4,300	4,306

7	Commonwealth Bank of Australia	2.125%	7/22/20	6,505	6,528
4,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,580	5,721
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.507%	2/15/41	3,054	3,114
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	4,003	4,113
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	6,650	6,811
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	6,150	6,391
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.505%	8/15/48	2,160	2,173
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	9,746	10,186
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.688%	11/15/48	3,620	3,779
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	6,280	6,374
4,7	DB Master Finance LLC 2015-1A	3.262%	2/20/45	4,219	4,242
4	DBJPM 16-C1 Mortgage Trust	3.505%	5/10/49	1,250	1,185
7	DNB Boligkreditt AS	1.450%	3/21/18	3,300	3,287
4,7	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	2,643	2,659
4,7	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	2,000	2,034
4,7	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	5,553	5,579
4,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	3,600	3,665
4,7	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	7,670	7,716
4,7	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	5,630	5,727
4,7	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	3,731	3,737
4,7	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	9,050	9,158
4,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	9,250	9,551
4,7	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	3,780	3,848
4,7	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	3,653	3,655
4,7	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	4,750	4,772
4,7	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	8,050	8,153
4,7	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	11,330	11,628
4,7	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	12,120	12,128
4,7	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	9,500	9,513
4,7	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	10,540	10,747
4,6,7Edsouth Indenture No 9 LLC 2015-1		1.791%	10/25/56	8,017	7,945
4,7	Enterprise Fleet Financing LLC Series 2015-
	1	1.740%	9/20/20	17,660	17,573
4,7	Enterprise Fleet Financing LLC Series 2015-
	2	2.090%	2/22/21	7,190	7,186
4,7	Enterprise Fleet Financing LLC Series 2016-
	1	2.080%	9/20/21	18,140	18,082
4,7	Enterprise Fleet Financing LLC Series 2016-
	2	2.040%	2/22/22	2,750	2,736
4,6,7Evergreen Credit Card Trust Series 2016-3		1.494%	11/16/20	11,910	11,952
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C03	2.491%	7/25/25	894	895
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C04	2.591%	4/25/28	1,875	1,879
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C04	2.691%	4/25/28	1,110	1,113
4,5,6Fannie Mae Connecticut Avenue Securities
	2016-C04	2.441%	1/25/29	2,124	2,144
4,5,6Fannie Mae Connecticut Avenue Securities
	2016-C05	2.341%	1/25/29	1,405	1,412
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	10,270	10,188
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	5,510	5,494
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	2,250	2,200
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	2,000	1,961

4,5	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	9,430	9,813
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	8,950	9,355
4,7	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	6,360	6,343
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	5,560	5,577
4	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	17,030	17,085
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	2,890	2,894
4,7	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	17,458	17,628
4,7	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	2,900	2,912
4,7	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	10,300	10,398
4,7	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	2,160	2,178
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	4,670	4,674
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	2,085	2,093
4,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	26,000	26,318
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	2,430	2,411
4,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,820	13,869
4,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	20,230	20,032
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	1,600	1,601
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	1,900	1,903
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	670	672
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	720	722
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	290	291
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	900	905
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	14,795	14,797
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	8,480	8,575
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.894%	2/15/21	9,790	9,886
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.524%	7/15/20	14,110	14,146
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.241%	10/25/28	903	905
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	3.191%	10/25/28	1,130	1,153
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.091%	12/25/28	1,859	1,864
4,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.991%	12/25/28	2,760	2,821
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	537	526
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	6,032	5,926
4,6	GE Dealer Floorplan Master Note Trust
	Series 2015-2	1.643%	1/20/22	19,025	19,108
4,7	GM Financial Automobile Leasing Trust
	2014-2A	1.620%	2/20/18	4,239	4,240
4	GM Financial Automobile Leasing Trust
	2015-1	1.730%	6/20/19	1,650	1,654
4	GM Financial Automobile Leasing Trust
	2015-2	2.420%	7/22/19	2,600	2,607
4	GM Financial Automobile Leasing Trust
	2015-2	2.990%	7/22/19	2,320	2,336

4	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	9,050	9,061
4	GM Financial Automobile Leasing Trust
	2015-3	2.320%	11/20/19	1,310	1,311
4	GM Financial Automobile Leasing Trust
	2015-3	2.980%	11/20/19	2,870	2,891
4	GM Financial Automobile Leasing Trust
	2015-3	3.480%	8/20/20	2,870	2,916
4	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	17,520	17,450
4	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	1,920	1,917
4,7	GMF Floorplan Owner Revolving Trust 2015-
	1	1.650%	5/15/20	12,000	11,993
4,7	GMF Floorplan Owner Revolving Trust 2015-
	1	1.970%	5/15/20	3,770	3,761
4,6,7GMF Floorplan Owner Revolving Trust 2016-
	1	1.844%	5/17/21	20,000	20,172
4,7	GMF Floorplan Owner Revolving Trust 2016-
	1	2.410%	5/17/21	5,290	5,311
4,7	GMF Floorplan Owner Revolving Trust 2016-
	1	2.850%	5/17/21	3,900	3,895
4,6,7Golden Credit Card Trust 2015-1A		1.434%	2/15/20	35,000	35,025
4,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	13,530	13,559
4,7	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	19,580	19,432
4,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	1,000	1,039
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	1,680	1,684
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2016-1	1.990%	4/20/22	10,580	10,548
4,7	GS Mortgage Securities Corporation II 2012-
	BWTR	2.954%	11/5/34	7,625	7,743
4	GS Mortgage Securities Corporation II 2015-
	GC30	3.382%	5/10/50	4,788	4,878
4,7	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	5,430	5,704
4,7	GS Mortgage Securities Trust 2010-C2	5.356%	12/10/43	1,370	1,511
4,7	GS Mortgage Securities Trust 2011-GC3	5.820%	3/10/44	2,650	2,888
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,129
4	GS Mortgage Securities Trust 2012-GCJ7	5.889%	5/10/45	2,140	2,307
4	GS Mortgage Securities Trust 2013-GC13	4.168%	7/10/46	185	200
4,7	GS Mortgage Securities Trust 2013-GC13	4.201%	7/10/46	1,210	1,218
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	4,128	4,220
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,584
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,928	1,946
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	834
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	4,295	4,566
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	105	113
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	10,638	11,310
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	570	596
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	11,855	12,559
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	6,871
4	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	2,610	2,779
4	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	4,615	4,732
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	10,930	11,351
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,200	9,298
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	10,253	10,449
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	14,490	15,208

4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	7,100	7,257
4	GS Mortgage Securities Trust 2015-GC34	4.809%	10/10/48	2,610	2,665
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	9,030	9,052
4,7	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	11,150	11,120
4,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	9,400	9,318
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	16,350	16,305
4,7	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	14,020	14,041
4,7	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	1,650	1,640
4,7	Hertz Vehicle Financing LLC 2016-4A	2.650%	7/25/22	8,970	8,773
4,7	Hilton USA Trust 2016-HHV	3.719%	11/5/38	7,560	7,774
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	4,000	3,991
4,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,881
4,7	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	7,250	7,259
4,7	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	7,130	7,147
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	1,200	1,204
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	2,350	2,363
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	1,900	1,914
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	1,700	1,703
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	1,150	1,155
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	2,200	2,203
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,400	1,404
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,312
6	Illinois Student Assistance Commission
	Series 2010-1	2.206%	4/25/22	2,485	2,491
4,6,7Invitation Homes 2014-SFR1 Trust		2.494%	6/17/31	3,741	3,741
4,6,7Invitation Homes 2014-SFR2 Trust		2.094%	9/17/31	2,457	2,466
4,6,7Invitation Homes 2014-SFR2 Trust		2.594%	9/17/31	700	700
4,6,7Invitation Homes 2015-SFR2 Trust		2.344%	6/17/32	2,859	2,862
4,6,7Invitation Homes 2015-SFR2 Trust		2.644%	6/17/32	1,510	1,511
4,6,7Invitation Homes 2015-SFR3 Trust		2.744%	8/17/32	1,650	1,654
4,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	6,631	6,735
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	17,733	17,933
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	2,565	2,585
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	1,097	1,103
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	5,963	6,225
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	870	878
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,239	1,301
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.724%	11/15/43	2,730	2,868
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.724%	11/15/43	2,313	2,472
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	5,658	5,758
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	7,534	8,108
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	3,170	3,391
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.588%	8/15/46	4,000	4,464

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	4,078	4,254
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	4,948	5,000
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	22,630	23,067
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,431
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	6,113	6,289
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,707
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	323	344
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.188%	1/15/46	2,550	2,538
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	1,215	1,279
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	311	329
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	29,810	32,001
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.076%	12/15/46	2,135	2,309
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.140%	12/15/46	960	1,003
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	6,399	6,462
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	9,670	10,045
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	6,780	6,975
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	5,515	5,775
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.162%	7/15/45	5,000	5,260
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	1,572	1,657
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	6,118	6,548
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	756	768
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	400	421
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	1,750	1,883
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.214%	11/15/45	1,300	1,372
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	4,363	4,690
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	14,680	15,679
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	600	643
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.974%	2/15/47	2,500	2,694
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.974%	2/15/47	1,000	1,027

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	2,910	3,092
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	680	711
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	5,570	5,758
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	2,117	2,204
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	13,220	13,358
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	5,120	5,275
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	9,823	9,908
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	4,640	4,773
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.559%	7/15/48	7,120	7,467
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	8,840	9,265
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	2,245	2,372
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	1,520	1,590
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,783	3,904
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	1,225	1,284
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	7,300	7,638
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	11,590	12,101
4	LB-UBS Commercial Mortgage Trust 2007-
	C7	5.866%	9/15/45	11,504	11,671
4,7	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	910	925
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,306
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	9,261	9,357
4,7	Miramax LLC 2014-1A	3.340%	7/20/26	595	590
4,7	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	2,712	2,720
4,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	13,600	13,573
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	8,462	8,713
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	16,040	16,782
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	6,337	6,413
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	1,830	1,857
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	1,244	1,338
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	596	604
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	11,427	12,136
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.315%	8/15/46	7,317	7,984
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	1,005	1,059

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	1,940	2,102
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	400	426
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,513
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,021
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,177
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,466
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,715
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	3.773%	4/15/47	11,716	12,344
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.051%	4/15/47	20,825	22,183
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	5.057%	4/15/47	1,140	1,191
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	8,646	9,180
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.094%	6/15/47	935	992
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.482%	6/15/47	2,400	2,569
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.915%	6/15/47	2,400	2,457
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	3.741%	8/15/47	28,696	30,080
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	4.011%	8/15/47	1,380	1,444
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,758
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	1,080	1,122
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	3,940	4,079
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	765	783
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	12,573	12,712
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	14,889	15,077
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.451%	7/15/50	3,420	3,524
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	17,750	18,471
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,430
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.732%	5/15/48	7,223	7,534
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	4,075	4,260
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	2,938	3,060
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	700	707

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.911%	5/15/49	1,090	1,149
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	19,390	20,271
4	Morgan Stanley Capital I Trust 2007-IQ15	6.126%	6/11/49	3,296	3,317
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	2,849	2,871
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,328
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,533
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,407	6,453
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,721
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,899
4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	4,430	4,618
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	10,064	10,528
4	Morgan Stanley Capital I Trust 2015-UBS8	4.743%	12/15/48	3,210	3,220
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	21,780	21,065
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	4,770	4,925
4,7	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	11,190	11,154
4,6,7Navient Student Loan Trust 2016-2		2.041%	6/25/65	2,420	2,440
4,6,7Navient Student Loan Trust 2016-3		1.841%	6/25/65	2,050	2,059
4,6,7Navient Student Loan Trust 2016-6A		1.741%	3/25/66	12,400	12,443
4,6,7Navistar Financial Dealer Note Master Trust
	II 2016-1A	2.341%	9/27/21	15,350	15,382
4,6	New Mexico Educational Assistance
	Foundation 2013-1	1.683%	1/2/25	3,380	3,333
4,7	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	6,720	6,786
6	North Carolina State Education Assistance
	Authority 2011-1	2.056%	1/26/26	1,020	1,021
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	121	129
4,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	8,977
4,6,7Pepper Residential Securities Trust 2017A-
	A1UA	2.089%	3/10/58	12,694	12,694
4,6,7Pepper Residential Securities Trust 2018A-
	A1UA	1.947%	3/12/47	2,490	2,481
4,6,7PFS Financing Corp. 2015-AA		1.614%	4/15/20	3,500	3,499
4,6,7PHEAA Student Loan Trust 2016-2A		1.941%	11/25/65	16,876	16,909
4,7	Porsche Innovative Lease Owner Trust
	2015-1	1.430%	5/21/21	4,900	4,899
4,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	2,471	2,466
4,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,378	9,407
4,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,510
4,6,7Resimac Premier Series 2014-1A		1.821%	12/12/45	2,145	2,135
4,6,7Resimac Premier Series 2016-1A		2.379%	10/10/47	29,953	30,133
	Royal Bank of Canada	2.200%	9/23/19	2,573	2,586
4	Royal Bank of Canada	1.875%	2/5/21	4,800	4,784
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	899	899
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	846	846
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	5,160	5,243
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	3,549	3,550
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	9,470	9,508
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	9,420	9,548

4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	9,610	9,682
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	2,450	2,456
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	1,610	1,618
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	1,440	1,462
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	8,060	8,045
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	9,330	9,332
7	SBA Tower Trust	3.156%	10/15/20	3,970	4,001
4,7	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	5,850	5,823
4,7	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	5,460	5,424
4,6,7Silver Bay Realty 2014-1 Trust		1.994%	9/17/31	2,200	2,200
4,6,7Silver Bay Realty 2014-1 Trust		2.444%	9/17/31	498	498
4,7	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	1,144	1,169
4,7	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	7,859	8,014
4,7	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	3,763	3,903
4,7	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	2,028	2,050
4,6,7SLM Private Education Loan Trust 2013-A		2.044%	5/17/27	5,400	5,433
4,7	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	1,800	1,756
4,7	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	3,000	2,987
4,7	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	3,000	2,997
4,7	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	2,000	2,024
4,7	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	900	905
4,7	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	807
4,6	SLM Student Loan Trust 2005-5	1.256%	4/25/25	1,028	1,027
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,830	1,799
4,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	6,210	6,234
4,6,7SMB Private Education Loan Trust 2016-B		2.444%	2/17/32	4,480	4,578
4,6,7SMB Private Education Loan Trust 2016-C		2.094%	9/15/34	5,600	5,618
4,6,7SMB Private Education Loan Trust 2017-A		1.894%	9/15/34	6,300	6,296
4,7	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	4,300	4,329
4,7	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	2,235	2,210
4,7	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	2,340	2,316
4,6,7SoFi Professional Loan Program 2016-D
	LLC	1.941%	1/25/39	2,673	2,694
4,7	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	1,280	1,266
4,7	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	7,170	7,203
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	2,000	1,993
7	Stadshypotek AB	1.250%	5/23/18	1,930	1,925
7	Stadshypotek AB	1.750%	4/9/20	3,689	3,634
4,6,7SWAY Residential 2014-1 Trust		2.294%	1/17/32	4,467	4,475
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	3,690	3,734
4	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	10,400	10,412
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	20,127	20,379
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	21,070	21,169

4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	5,710	5,676
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	9,890	9,810
4	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	30,269
4	Synchrony Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	650	650
4,7	Taco Bell Funding LLC 2016-1A	3.832%	5/25/46	3,821	3,899
4,7	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,682	3,787
4,7	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,890	6,140
4,7	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	2,237	2,236
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,160	2,219
4,6,7Trafigura Securitisation Finance plc 2014-1A		1.944%	10/15/18	5,720	5,713
4,6,7Trillium Credit Card Trust II 2016-1A		1.711%	5/26/21	53,860	54,082
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,276
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,673	6,878
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,703	5,757
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	3,970	4,072
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	1,160	1,182
4,7	Verizon Owner Trust 2016-2A	1.680%	5/20/21	20,870	20,839
4,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	9,070	9,232
4,7	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,155
4,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	650	670
4,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	490	509
4,7	Volkswagen Credit Auto Master Trust 2014-
	1A	1.400%	7/22/19	12,420	12,411
4,7	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	3,105	3,099
4,7	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	3,450	3,442
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	6,389	6,484
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	7,210	7,426
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	954	1,011
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,883	8,488
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	2,400	2,503
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	11,500	11,905
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	8,920	9,380
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	733
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,558
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,485
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	2,410	2,483
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	1,470	1,503

4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	1,840	1,872
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	29,385	29,553
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	21,473	21,665
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	1,260	1,299
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	7,880	8,072
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	3,900	4,045
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	9,375	9,729
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.366%	6/15/48	2,310	2,256
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	7,300	7,463
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	4,380	4,551
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	2,250	2,354
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.645%	9/15/58	2,740	2,800
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	5,269	5,542
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	2,045	2,159
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.692%	9/15/58	5,225	5,242
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	9/15/48	1,510	1,574
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	4,761	4,975
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	5,750	5,935
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	7,730	8,115
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	5,830	6,037
4,6	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2014-2	1.443%	10/20/19	4,400	4,403
4,7	Wendys Funding LLC 2015-1A	3.371%	6/15/45	4,610	4,637
4,7	Wendys Funding LLC 2015-1A	4.080%	6/15/45	7,161	7,259
4,7	Wendys Funding LLC 2015-1A	4.497%	6/15/45	2,275	2,242
7	Westpac Banking Corp.	1.850%	11/26/18	6,285	6,293
7	Westpac Banking Corp.	2.000%	3/3/20	13,770	13,759
7	Westpac Banking Corp.	2.250%	11/9/20	7,430	7,439
4,7	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	4,640	4,852
4,7	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	6,202	6,626
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	5,280	5,334
4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	6,130	6,361
4	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	4,170	4,394

4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	3,789	3,870
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	11,371	11,523
4 WFRBS Commercial Mortgage Trust 2012-
C9	3.388%	11/15/45	2,870	2,937
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	2,220	2,258
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	2,133	2,240
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	6,044	6,488
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	357	373
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.676%	12/15/46	2,116	2,221
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	7,778	8,351
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.818%	12/15/46	1,085	1,191
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.829%	3/15/47	2,130	2,243
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	10,595	11,333
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	3,020	3,157
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	14,675	15,593
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.378%	5/15/47	2,410	2,548
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.513%	5/15/47	1,410	1,414
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.410%	8/15/47	1,520	1,561
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	13,235	13,805
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.891%	8/15/47	700	721
4 WFRBS Commercial Mortgage Trust 2014-
C21	4.234%	8/15/47	2,410	2,353
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	4,167	4,407
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	14,179	14,669
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	170	177
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.766%	3/15/47	920	965
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	11,576	12,329
4 World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	12,000	12,026
4 World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	5,630	5,582
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,756,402)				3,762,899
Corporate Bonds (67.1%)

Finance (30.6%)
Banking (20.2%)

7 ABN AMRO Bank NV	2.500%	10/30/18	27,285	27,579

	American Express Credit Corp.	1.700%	10/30/19	4,669	4,640
	American Express Credit Corp.	2.200%	3/3/20	19,825	19,930
	American Express Credit Corp.	2.375%	5/26/20	4,700	4,739
	American Express Credit Corp.	2.250%	5/5/21	7,448	7,416
	American Express Credit Corp.	2.700%	3/3/22	28,365	28,564
	American Express Credit Corp.	3.300%	5/3/27	7,900	7,871
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	15,852	15,843
7	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	8,270	8,656
6,8	Australia & New Zealand Banking Group Ltd.	3.725%	6/25/24	17,805	13,492
7	Banco de Credito del Peru	4.250%	4/1/23	5,000	5,299
	Bank of America Corp.	3.300%	1/11/23	12,677	12,841
4	Bank of America Corp.	3.124%	1/20/23	28,235	28,474
	Bank of America Corp.	4.125%	1/22/24	33,430	35,071
	Bank of America Corp.	3.875%	8/1/25	10,000	10,227
	Bank of America Corp.	4.450%	3/3/26	8,900	9,206
4	Bank of America Corp.	3.824%	1/20/28	23,700	23,833
4	Bank of America Corp.	4.244%	4/24/38	12,320	12,289
	Bank of New York Mellon Corp.	2.600%	8/17/20	3,017	3,056
	Bank of New York Mellon Corp.	2.450%	11/27/20	14,339	14,439
	Bank of New York Mellon Corp.	4.150%	2/1/21	21,944	23,367
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,657
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,769
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	17,762
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	20,781
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,351
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	15,785
	Bank of New York Mellon Corp.	2.800%	5/4/26	8,115	7,923
4	Bank of New York Mellon Corp.	3.442%	2/7/28	29,200	29,704
	Bank of New York Mellon Corp.	3.000%	10/30/28	12,000	11,542
	Bank of Nova Scotia	4.375%	1/13/21	8,500	9,126
	Bank of Nova Scotia	2.700%	3/7/22	6,375	6,436
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	11,110	11,096
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	31,431	31,666
7	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	18,410	18,527
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	23,830	23,721
	Barclays plc	3.684%	1/10/23	10,265	10,413
	Barclays plc	4.375%	1/12/26	8,110	8,365
	BB&T Corp.	5.250%	11/1/19	12,000	12,890
	BB&T Corp.	3.950%	3/22/22	4,400	4,638
	BNP Paribas SA	2.400%	12/12/18	3,150	3,170
	BNP Paribas SA	5.000%	1/15/21	44,350	48,092
	BNP Paribas SA	3.250%	3/3/23	6,235	6,354
7	BNP Paribas SA	3.800%	1/10/24	4,405	4,445
6,8	BPCE SA	3.045%	4/24/20	1,630	1,221
8	BPCE SA	3.500%	4/24/20	3,000	2,262
	BPCE SA	2.750%	12/2/21	12,840	12,849
	BPCE SA	4.000%	4/15/24	7,340	7,692
	Branch Banking & Trust Co.	2.850%	4/1/21	10,425	10,595
	Branch Banking & Trust Co.	2.625%	1/15/22	37,765	38,056
	Branch Banking & Trust Co.	3.625%	9/16/25	22,495	23,202
	Capital One Financial Corp.	2.450%	4/24/19	2,450	2,462
	Capital One Financial Corp.	3.050%	3/9/22	12,715	12,766
	Capital One Financial Corp.	3.200%	2/5/25	2,650	2,568
	Capital One Financial Corp.	3.750%	7/28/26	20,000	19,236
	Capital One NA	1.500%	3/22/18	7,000	6,990
	Citigroup Inc.	2.900%	12/8/21	34,370	34,561
	Citigroup Inc.	3.375%	3/1/23	16,000	16,190
	Citigroup Inc.	3.875%	10/25/23	28,736	29,982

	Citigroup Inc.	4.600%	3/9/26	5,177	5,366
	Citigroup Inc.	3.200%	10/21/26	44,200	42,675
4,7,9Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
7	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	2,884
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	3,017
7	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	12,425
	Commonwealth Bank of Australia	2.400%	11/2/20	11,075	11,088
6,8	Commonwealth Bank of Australia	2.975%	7/12/21	2,840	2,152
7	Commonwealth Bank of Australia	2.000%	9/6/21	6,480	6,357
7	Commonwealth Bank of Australia	2.750%	3/10/22	22,040	22,237
6,8	Commonwealth Bank of Australia	3.720%	11/5/24	22,700	17,225
7	Commonwealth Bank of Australia	4.500%	12/9/25	17,055	17,931
6,8	Commonwealth Bank of Australia	4.435%	6/3/26	6,800	5,266
	Cooperatieve Rabobank UA	2.250%	1/14/20	15,590	15,648
	Cooperatieve Rabobank UA	2.500%	1/19/21	21,455	21,597
6,8	Cooperatieve Rabobank UA	3.285%	3/4/21	4,780	3,646
	Cooperatieve Rabobank UA	3.875%	2/8/22	32,757	34,778
	Cooperatieve Rabobank UA	3.950%	11/9/22	30,660	31,685
	Cooperatieve Rabobank UA	4.625%	12/1/23	75,134	80,003
	Cooperatieve Rabobank UA	4.375%	8/4/25	41,550	43,215
	Cooperatieve Rabobank UA	3.750%	7/21/26	10,000	9,889
7	Credit Agricole SA	4.125%	1/10/27	6,680	6,760
	Credit Suisse AG	2.300%	5/28/19	9,820	9,860
	Credit Suisse AG	3.000%	10/29/21	40,000	40,554
	Credit Suisse AG	3.625%	9/9/24	69,650	71,326
7	Credit Suisse Group AG	3.574%	1/9/23	32,555	32,907
7	Credit Suisse Group AG	4.282%	1/9/28	31,610	32,146
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	29,700	30,301
7	Danske Bank A/S	2.700%	3/2/22	10,870	10,918
7	Deutsche Bank AG	4.250%	10/14/21	43,020	44,458
	Discover Bank	7.000%	4/15/20	3,665	4,091
	Fifth Third Bank	2.875%	10/1/21	12,105	12,303
	Fifth Third Bank	3.850%	3/15/26	2,790	2,837
	First Republic Bank	2.375%	6/17/19	11,791	11,810
	FirstMerit Corp.	4.350%	2/4/23	9,000	9,400
	Goldman Sachs Group Inc.	2.300%	12/13/19	58,075	58,165
	Goldman Sachs Group Inc.	2.750%	9/15/20	15,522	15,689
	Goldman Sachs Group Inc.	2.600%	12/27/20	23,970	24,049
	Goldman Sachs Group Inc.	2.625%	4/25/21	21,894	21,922
	Goldman Sachs Group Inc.	5.750%	1/24/22	52,535	59,247
	Goldman Sachs Group Inc.	3.000%	4/26/22	42,225	42,478
	Goldman Sachs Group Inc.	4.000%	3/3/24	35,858	37,350
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	26,785
10	Goldman Sachs Group Inc.	1.250%	5/1/25	18,559	19,902
	Goldman Sachs Group Inc.	3.750%	5/22/25	91,557	93,189
	Goldman Sachs Group Inc.	3.850%	1/26/27	41,750	42,311
	HSBC Bank USA NA	4.875%	8/24/20	24,478	26,299
	HSBC Holdings plc	3.400%	3/8/21	25,540	26,224
	HSBC Holdings plc	2.950%	5/25/21	16,715	16,892
	HSBC Holdings plc	2.650%	1/5/22	51,765	51,419
	HSBC Holdings plc	4.000%	3/30/22	25,000	26,293
4	HSBC Holdings plc	3.262%	3/13/23	42,500	42,968
	HSBC Holdings plc	3.600%	5/25/23	50,120	51,404
	HSBC Holdings plc	4.250%	3/14/24	17,500	17,935
	HSBC Holdings plc	4.300%	3/8/26	4,200	4,433
	HSBC Holdings plc	3.900%	5/25/26	17,770	18,173
	HSBC Holdings plc	4.375%	11/23/26	9,010	9,252
4	HSBC Holdings plc	4.041%	3/13/28	72,884	74,415

	HSBC USA Inc.	2.375%	11/13/19	17,185	17,255
	Huntington National Bank	2.400%	4/1/20	7,000	7,030
	ING Groep NV	3.950%	3/29/27	10,000	10,236
	Intesa Sanpaolo SPA	5.250%	1/12/24	7,419	7,921
6,8	JPMorgan Chase & Co.	2.895%	12/9/19	3,110	2,340
	JPMorgan Chase & Co.	4.400%	7/22/20	18,510	19,711
	JPMorgan Chase & Co.	2.550%	10/29/20	61,384	61,801
	JPMorgan Chase & Co.	2.550%	3/1/21	17,560	17,617
	JPMorgan Chase & Co.	4.625%	5/10/21	22,450	24,246
	JPMorgan Chase & Co.	2.295%	8/15/21	15,250	15,136
	JPMorgan Chase & Co.	4.500%	1/24/22	18,655	20,152
	JPMorgan Chase & Co.	3.250%	9/23/22	23,500	24,037
	JPMorgan Chase & Co.	2.972%	1/15/23	54,172	54,401
4	JPMorgan Chase & Co.	2.776%	4/25/23	31,685	31,577
	JPMorgan Chase & Co.	2.700%	5/18/23	26,538	26,086
	JPMorgan Chase & Co.	3.875%	2/1/24	22,900	23,952
	JPMorgan Chase & Co.	3.625%	5/13/24	6,336	6,527
	JPMorgan Chase & Co.	3.125%	1/23/25	17,320	17,122
	JPMorgan Chase & Co.	3.300%	4/1/26	8,665	8,557
	JPMorgan Chase & Co.	3.200%	6/15/26	8,186	8,012
4	JPMorgan Chase & Co.	3.782%	2/1/28	49,000	49,824
4	JPMorgan Chase & Co.	3.540%	5/1/28	27,820	27,724
4	JPMorgan Chase & Co.	4.260%	2/22/48	5,200	5,214
	KeyBank NA	3.300%	6/1/25	20,000	20,150
	Lloyds Bank plc	2.700%	8/17/20	13,573	13,741
	Lloyds Bank plc	6.375%	1/21/21	9,172	10,404
	Lloyds Banking Group plc	3.000%	1/11/22	3,000	3,018
	Lloyds Banking Group plc	3.750%	1/11/27	23,045	22,981
7	Macquarie Bank Ltd.	2.400%	1/21/20	7,765	7,774
7	Macquarie Bank Ltd.	4.875%	6/10/25	3,160	3,315
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	5,758	5,795
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	103,235	104,569
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	32,705	32,152
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	8,925	9,055
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,975	8,765
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	24,690	25,638
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	28,570	29,311
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	20,000	20,049
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	29,164
	Mizuho Financial Group Inc.	2.953%	2/28/22	6,990	7,019
	Mizuho Financial Group Inc.	3.663%	2/28/27	5,000	5,092
	Morgan Stanley	7.300%	5/13/19	5,000	5,501
	Morgan Stanley	5.625%	9/23/19	20,500	22,121
	Morgan Stanley	5.500%	1/26/20	16,035	17,405
	Morgan Stanley	5.500%	7/24/20	12,000	13,118
	Morgan Stanley	5.750%	1/25/21	24,000	26,641
	Morgan Stanley	2.500%	4/21/21	3,224	3,213
	Morgan Stanley	5.500%	7/28/21	26,800	29,840
	Morgan Stanley	2.625%	11/17/21	51,815	51,693
	Morgan Stanley	3.875%	4/29/24	21,900	22,633
6	Morgan Stanley	2.373%	5/8/24	14,865	14,913
	Morgan Stanley	4.000%	7/23/25	30,681	31,759
	Morgan Stanley	3.875%	1/27/26	48,504	49,590
	Morgan Stanley	3.625%	1/20/27	50,495	50,375
11	Morgan Stanley	2.625%	3/9/27	24,080	31,519
10	Morgan Stanley	1.875%	4/27/27	10,538	11,506
	MUFG Americas Holdings Corp.	2.250%	2/10/20	3,400	3,405
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,554

	MUFG Americas Holdings Corp.	3.000%	2/10/25	12,000	11,703
	National Australia Bank Ltd.	1.875%	7/12/21	7,690	7,511
	National Australia Bank Ltd.	3.000%	1/20/23	14,320	14,438
7	National Australia Bank Ltd.	3.500%	1/10/27	22,870	23,315
7	Nordea Bank AB	2.500%	9/17/20	4,715	4,726
	Northern Trust Co.	6.500%	8/15/18	4,000	4,241
	Northern Trust Corp.	3.450%	11/4/20	500	521
	Northern Trust Corp.	3.375%	8/23/21	13,036	13,574
	People's United Financial Inc.	3.650%	12/6/22	11,405	11,624
	PNC Bank NA	6.875%	4/1/18	12,085	12,646
	PNC Bank NA	2.600%	7/21/20	15,120	15,318
	PNC Bank NA	2.450%	11/5/20	2,218	2,233
	PNC Bank NA	2.150%	4/29/21	268	266
	PNC Bank NA	2.550%	12/9/21	15,425	15,505
	PNC Bank NA	2.625%	2/17/22	33,485	33,763
	PNC Bank NA	2.700%	11/1/22	41,080	40,996
	PNC Bank NA	3.800%	7/25/23	15,750	16,533
	PNC Bank NA	3.300%	10/30/24	19,634	19,929
	PNC Bank NA	2.950%	2/23/25	16,680	16,537
	PNC Bank NA	3.250%	6/1/25	61,302	62,156
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,493	12,578
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,525	6,812
	PNC Funding Corp.	6.700%	6/10/19	12,000	13,143
	PNC Funding Corp.	5.125%	2/8/20	21,243	22,956
	PNC Funding Corp.	4.375%	8/11/20	23,000	24,536
	Regions Bank	7.500%	5/15/18	1,732	1,825
	Royal Bank of Canada	1.500%	7/29/19	15,910	15,772
	Royal Bank of Canada	2.350%	10/30/20	11,539	11,641
	Royal Bank of Canada	4.650%	1/27/26	16,445	17,596
	Royal Bank of Scotland Group plc	3.875%	9/12/23	1,000	1,003
	Santander Bank NA	8.750%	5/30/18	5,000	5,344
7	Santander Holdings USA Inc.	3.700%	3/28/22	14,280	14,342
	Santander UK Group Holdings plc	3.571%	1/10/23	11,035	11,141
	Santander UK plc	2.500%	3/14/19	8,926	8,998
	Santander UK plc	2.350%	9/10/19	24,966	25,099
	Santander UK plc	4.000%	3/13/24	6,560	6,904
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	2,825	2,841
	State Street Corp.	3.100%	5/15/23	15,025	15,207
	State Street Corp.	3.700%	11/20/23	32,620	34,365
	State Street Corp.	3.300%	12/16/24	27,435	28,059
	State Street Corp.	3.550%	8/18/25	36,058	37,385
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,000	3,062
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	8,160	8,589
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	5,000	5,101
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	13,550	13,728
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	13,233	12,995
6,8	Sumitomo Mitsui Financial Group Inc.	3.065%	3/29/22	22,300	16,667
8	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	9,550	7,205
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	43,905	41,447
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	10,000	9,747
	SunTrust Bank	3.300%	5/15/26	10,000	9,798
	SunTrust Banks Inc.	2.900%	3/3/21	6,318	6,412
	Svenska Handelsbanken AB	2.450%	3/30/21	24,265	24,307
	Svenska Handelsbanken AB	1.875%	9/7/21	1,895	1,849
7	Swedbank AB	2.800%	3/14/22	16,390	16,544
	Synchrony Financial	4.250%	8/15/24	12,750	13,059
	Synchrony Financial	4.500%	7/23/25	31,350	32,407
	Synchrony Financial	3.700%	8/4/26	12,237	11,741

	Toronto-Dominion Bank	1.450%	8/13/19	3,900	3,868
	Toronto-Dominion Bank	2.500%	12/14/20	40,480	41,018
	Toronto-Dominion Bank	2.125%	4/7/21	50,210	50,064
7	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	2,760	2,791
7	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	3,405	3,429
7	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	15,695	15,472
7	UBS Group Funding Switzerland AG	4.253%	3/23/28	21,400	22,134
4	United Overseas Bank Ltd.	3.750%	9/19/24	5,000	5,089
4	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	2,934
	US Bancorp	2.350%	1/29/21	8,500	8,542
	US Bancorp	4.125%	5/24/21	19,555	20,930
	US Bancorp	3.000%	3/15/22	23,724	24,264
	US Bancorp	2.950%	7/15/22	35,200	35,657
	US Bancorp	3.700%	1/30/24	18,500	19,465
	US Bancorp	3.600%	9/11/24	14,800	15,299
	US Bancorp	3.100%	4/27/26	18,611	18,390
	US Bank NA	2.800%	1/27/25	14,400	14,198
9	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.500%	1/15/13	6,147	1
9	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.650%	8/15/14	7,500	1
9	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	2.600%	7/22/20	14,235	14,413
	Wells Fargo & Co.	4.600%	4/1/21	16,673	17,989
	Wells Fargo & Co.	2.100%	7/26/21	32,370	31,891
8	Wells Fargo & Co.	3.000%	7/27/21	33,950	25,216
6,8	Wells Fargo & Co.	3.065%	7/27/21	7,450	5,641
6,8	Wells Fargo & Co.	2.845%	4/27/22	21,790	16,301
8	Wells Fargo & Co.	3.250%	4/27/22	15,500	11,629
	Wells Fargo & Co.	3.069%	1/24/23	38,055	38,491
	Wells Fargo & Co.	3.450%	2/13/23	36,700	37,276
	Wells Fargo & Co.	4.125%	8/15/23	13,100	13,784
	Wells Fargo & Co.	3.300%	9/9/24	57,524	57,957
	Wells Fargo & Co.	3.000%	2/19/25	42,300	41,451
11	Wells Fargo & Co.	2.000%	7/28/25	2,937	3,792
	Wells Fargo & Co.	3.550%	9/29/25	17,459	17,682
	Wells Fargo & Co.	3.000%	4/22/26	12,000	11,583
8	Wells Fargo & Co.	4.000%	4/27/27	14,000	10,336
	Wells Fargo Bank NA	2.150%	12/6/19	31,575	31,703
	Westpac Banking Corp.	4.875%	11/19/19	10,795	11,537
	Westpac Banking Corp.	2.600%	11/23/20	15,885	16,022
	Westpac Banking Corp.	2.100%	5/13/21	25,290	24,959
6,8	Westpac Banking Corp.	2.955%	6/3/21	16,900	12,801
	Westpac Banking Corp.	2.000%	8/19/21	29,790	29,207
	Westpac Banking Corp.	2.800%	1/11/22	32,995	33,490
6,8	Westpac Banking Corp.	3.845%	3/14/24	31,600	23,957
6,8	Westpac Banking Corp.	4.885%	3/10/26	6,300	4,946
	Westpac Banking Corp.	3.350%	3/8/27	41,690	41,884
4	Westpac Banking Corp.	4.322%	11/23/31	56,619	57,911

	Brokerage (1.2%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	10,340	10,776
	Ameriprise Financial Inc.	7.300%	6/28/19	3,200	3,558
	Ameriprise Financial Inc.	4.000%	10/15/23	10,819	11,505
	Ameriprise Financial Inc.	3.700%	10/15/24	15,000	15,580
7	Apollo Management Holdings LP	4.400%	5/27/26	15,620	16,050
	BlackRock Inc.	4.250%	5/24/21	4,250	4,570

BlackRock Inc.	3.375%	6/1/22	12,000	12,518
BlackRock Inc.	3.200%	3/15/27	25,455	25,813
Charles Schwab Corp.	4.450%	7/22/20	6,500	6,951
Charles Schwab Corp.	3.225%	9/1/22	11,150	11,433
Charles Schwab Corp.	3.200%	3/2/27	5,950	5,968
CME Group Inc.	3.000%	3/15/25	5,000	5,034
Franklin Resources Inc.	4.625%	5/20/20	7,550	8,102
Franklin Resources Inc.	2.800%	9/15/22	11,000	11,129
Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	36,495
Invesco Finance plc	3.125%	11/30/22	30,485	30,876
Invesco Finance plc	4.000%	1/30/24	21,300	22,539
Invesco Finance plc	3.750%	1/15/26	6,673	6,944
Jefferies Group LLC	5.125%	1/20/23	3,000	3,234
Jefferies Group LLC	4.850%	1/15/27	12,440	12,864
Legg Mason Inc.	3.950%	7/15/24	5,000	5,067
9 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
Stifel Financial Corp.	3.500%	12/1/20	9,435	9,605
Stifel Financial Corp.	4.250%	7/18/24	11,830	12,003
TD Ameritrade Holding Corp.	2.950%	4/1/22	16,715	16,975
TD Ameritrade Holding Corp.	3.625%	4/1/25	11,400	11,757

Finance Companies (1.0%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	4,645	4,767
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	12,850	13,541
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	7,765	8,037
Air Lease Corp.	3.375%	1/15/19	6,175	6,306
Air Lease Corp.	4.250%	9/15/24	12,595	13,146
Air Lease Corp.	3.625%	4/1/27	19,505	19,271
GE Capital International Funding Co.	2.342%	11/15/20	81,263	81,886
GE Capital International Funding Co.	3.373%	11/15/25	16,581	17,203
GE Capital International Funding Co.	4.418%	11/15/35	38,400	41,045
HSBC Finance Corp.	6.676%	1/15/21	63,939	72,312
International Lease Finance Corp.	4.625%	4/15/21	2,845	3,019
7 SMBC Aviation Capital Finance DAC	2.650%	7/15/21	1,015	993

Insurance (5.1%)
Aetna Inc.	2.750%	11/15/22	29,020	29,176
Aetna Inc.	2.800%	6/15/23	35,010	35,039
Aetna Inc.	3.500%	11/15/24	10,000	10,332
Aflac Inc.	4.000%	2/15/22	2,000	2,134
Aflac Inc.	3.625%	6/15/23	16,000	16,815
Aflac Inc.	3.625%	11/15/24	5,000	5,187
7 AIA Group Ltd.	3.200%	3/11/25	40,589	39,994
7 AIG Global Funding	2.700%	12/15/21	3,910	3,911
Alleghany Corp.	4.950%	6/27/22	2,586	2,844
4 Allstate Corp.	5.750%	8/15/53	5,000	5,437
Alterra Finance LLC	6.250%	9/30/20	8,000	8,967
American Financial Group Inc.	9.875%	6/15/19	10,000	11,581
American Financial Group Inc.	3.500%	8/15/26	11,725	11,584
American International Group Inc.	4.875%	6/1/22	10,215	11,154
American International Group Inc.	3.750%	7/10/25	14,650	14,748
American International Group Inc.	3.900%	4/1/26	11,640	11,874
Anthem Inc.	4.350%	8/15/20	2,000	2,117
Anthem Inc.	3.700%	8/15/21	3,090	3,220
Aon plc	3.500%	6/14/24	7,012	7,067

	Aon plc	4.750%	5/15/45	7,820	7,926
	Arch Capital Finance LLC	4.011%	12/15/26	11,735	12,178
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,500	5,860
4,11 AXA SA		5.625%	1/16/54	3,100	4,445
	AXIS Specialty Finance LLC	5.875%	6/1/20	9,240	10,151
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,000	2,170
	Berkshire Hathaway Inc.	2.750%	3/15/23	116,963	118,134
	Berkshire Hathaway Inc.	3.125%	3/15/26	58,358	58,813
	Chubb INA Holdings Inc.	2.875%	11/3/22	20,970	21,237
	Chubb INA Holdings Inc.	2.700%	3/13/23	20,325	20,276
	Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	40,836
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,312	18,523
	CNA Financial Corp.	5.875%	8/15/20	5,000	5,543
	Coventry Health Care Inc.	5.450%	6/15/21	8,500	9,438
4,10 Credit Agricole Assurances SA		4.750%	9/27/48	2,900	3,373
	Enstar Group Ltd.	4.500%	3/10/22	13,520	13,807
	First American Financial Corp.	4.600%	11/15/24	12,000	12,180
7	Five Corners Funding Trust	4.419%	11/15/23	26,084	28,033
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,900	7,166
	Hartford Financial Services Group Inc.	5.125%	4/15/22	2,880	3,201
	Humana Inc.	3.950%	3/15/27	9,775	10,078
	Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	11,202
7	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,579
7,10 Liberty Mutual Finance Europe DAC		1.750%	3/27/24	7,900	8,786
	Loews Corp.	2.625%	5/15/23	8,000	7,934
	Manulife Financial Corp.	4.900%	9/17/20	24,150	26,073
	Manulife Financial Corp.	4.150%	3/4/26	17,855	18,934
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,275	5,310
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,850	5,283
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	5,425	5,482
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,345	8,562
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	10,087	10,744
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	38,110	39,259
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	34,351	35,124
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	6,580	6,804
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	985	1,018
7	MassMutual Global Funding II	2.500%	10/17/22	10,500	10,402
	MetLife Inc.	4.368%	9/15/23	44,800	48,543
4	MetLife Inc.	5.250%	12/29/49	2,635	2,736
7	Metropolitan Life Global Funding I	3.000%	1/10/23	22,728	23,043
7	Metropolitan Life Global Funding I	3.450%	12/18/26	23,455	23,871
7	New York Life Global Funding	1.950%	2/11/20	1,595	1,592
7	New York Life Global Funding	2.900%	1/17/24	4,800	4,846
	PartnerRe Finance B LLC	5.500%	6/1/20	16,550	18,122
11	PGH Capital plc	5.750%	7/7/21	2,660	3,925
11	PGH Capital plc	6.625%	12/18/25	960	1,369
11	Phoenix Group Holdings	4.125%	7/20/22	7,873	10,383
7	Pricoa Global Funding I	2.200%	6/3/21	1,950	1,931
4	Principal Financial Group Inc.	4.700%	5/15/55	1,500	1,529
7	Principal Life Global Funding II	2.200%	4/8/20	10,650	10,609
	Progressive Corp.	2.450%	1/15/27	12,700	12,040
	Progressive Corp.	4.125%	4/15/47	12,410	12,651
4	Progressive Corp.	6.700%	6/15/67	17,872	17,917
	Prudential Financial Inc.	4.500%	11/16/21	4,025	4,365
4	Prudential Financial Inc.	5.875%	9/15/42	6,000	6,615
4	Prudential Financial Inc.	5.625%	6/15/43	7,875	8,564
4	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,600
4	Prudential Financial Inc.	5.375%	5/15/45	7,150	7,579

Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,448
Reinsurance Group of America Inc.	4.700%	9/15/23	11,430	12,379
Reinsurance Group of America Inc.	3.950%	9/15/26	26,655	27,106
7 Reliance Standard Life Global Funding II	2.500%	1/15/20	19,115	19,206
7 Reliance Standard Life Global Funding II	2.375%	5/4/20	6,710	6,687
7 Reliance Standard Life Global Funding II	3.050%	1/20/21	3,320	3,361
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,070
7 Swiss Re Treasury US Corp.	2.875%	12/6/22	7,640	7,671
7 TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	28,771	29,729
Trinity Acquisition plc	4.625%	8/15/23	3,000	3,155
Trinity Acquisition plc	4.400%	3/15/26	4,815	4,979
UnitedHealth Group Inc.	2.700%	7/15/20	3,870	3,953
UnitedHealth Group Inc.	3.875%	10/15/20	14,000	14,801
UnitedHealth Group Inc.	4.700%	2/15/21	13,000	14,112
UnitedHealth Group Inc.	2.875%	12/15/21	10,000	10,235
UnitedHealth Group Inc.	2.875%	3/15/22	16,816	17,231
UnitedHealth Group Inc.	3.350%	7/15/22	17,660	18,427
UnitedHealth Group Inc.	2.750%	2/15/23	12,000	12,054
UnitedHealth Group Inc.	2.875%	3/15/23	9,000	9,102
UnitedHealth Group Inc.	3.750%	7/15/25	42,070	44,273
UnitedHealth Group Inc.	3.450%	1/15/27	9,500	9,725
UnitedHealth Group Inc.	3.375%	4/15/27	13,325	13,552
UnitedHealth Group Inc.	4.250%	4/15/47	12,705	13,114
WR Berkley Corp.	4.625%	3/15/22	2,977	3,211
XLIT Ltd.	6.375%	11/15/24	4,745	5,437

Real Estate Investment Trusts (3.1%)
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	17,155	17,384
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,465	6,785
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,000	2,062
AvalonBay Communities Inc.	2.850%	3/15/23	12,400	12,297
AvalonBay Communities Inc.	2.950%	5/11/26	25,000	24,219
Boston Properties LP	3.125%	9/1/23	2,654	2,660
Boston Properties LP	3.800%	2/1/24	3,375	3,477
Boston Properties LP	3.650%	2/1/26	10,000	10,079
Brandywine Operating Partnership LP	3.950%	2/15/23	6,910	6,951
Brandywine Operating Partnership LP	4.100%	10/1/24	20,570	20,735
Brandywine Operating Partnership LP	4.550%	10/1/29	17,567	17,626
Brixmor Operating Partnership LP	3.850%	2/1/25	9,855	9,806
Brixmor Operating Partnership LP	4.125%	6/15/26	23,535	23,912
Brixmor Operating Partnership LP	3.900%	3/15/27	9,340	9,284
Camden Property Trust	4.875%	6/15/23	960	1,042
Camden Property Trust	4.250%	1/15/24	2,860	3,006
Camden Property Trust	3.500%	9/15/24	865	871
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	7,985	8,123
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	9,787	9,535
CubeSmart LP	4.375%	12/15/23	4,510	4,759
DDR Corp.	3.375%	5/15/23	7,000	6,824
DDR Corp.	3.625%	2/1/25	7,195	6,963
DDR Corp.	4.250%	2/1/26	5,880	5,887
8 Dexus Wholesale Property Fund	4.750%	6/16/25	900	714
Digital Realty Trust LP	3.400%	10/1/20	2,247	2,316
Digital Realty Trust LP	5.250%	3/15/21	12,225	13,308
Digital Realty Trust LP	3.950%	7/1/22	9,362	9,832
Digital Realty Trust LP	4.750%	10/1/25	16,163	17,231

Duke Realty LP	3.625%	4/15/23	9,000	9,184
Duke Realty LP	3.250%	6/30/26	2,491	2,442
ERP Operating LP	3.375%	6/1/25	21,000	20,972
Essex Portfolio LP	3.500%	4/1/25	3,400	3,404
Federal Realty Investment Trust	2.550%	1/15/21	5,417	5,435
Federal Realty Investment Trust	3.000%	8/1/22	22,448	22,627
Federal Realty Investment Trust	2.750%	6/1/23	3,000	2,932
Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,664
8 General Property Trust	4.500%	9/11/20	1,900	1,480
8 General Property Trust	3.657%	8/24/26	5,920	4,276
7 Goodman Australia Industrial Fund	3.400%	9/30/26	12,090	11,847
7 Goodman Funding Pty Ltd.	6.375%	4/15/21	3,650	4,112
7 Goodman Funding Pty Ltd.	6.000%	3/22/22	8,155	9,230
8 GPT Wholesale Office Fund No. 1	4.000%	5/18/22	960	735
8 GPT Wholesale Office Fund No. 1	4.520%	2/22/27	15,770	12,041
HCP Inc.	2.625%	2/1/20	7,000	7,052
HCP Inc.	4.000%	12/1/22	7,000	7,271
HCP Inc.	4.250%	11/15/23	5,400	5,627
HCP Inc.	4.200%	3/1/24	8,055	8,318
HCP Inc.	3.400%	2/1/25	7,185	6,996
HCP Inc.	4.000%	6/1/25	8,710	8,809
Healthcare Realty Trust Inc.	3.750%	4/15/23	13,000	13,163
Healthcare Realty Trust Inc.	3.875%	5/1/25	7,000	6,977
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,705	4,812
Healthcare Trust of America Holdings LP	3.700%	4/15/23	14,912	15,051
Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,700	4,571
Highwoods Realty LP	3.200%	6/15/21	6,000	6,103
Highwoods Realty LP	3.875%	3/1/27	19,500	19,501
Kilroy Realty LP	4.375%	10/1/25	3,920	4,109
Kilroy Realty LP	4.250%	8/15/29	4,663	4,782
Liberty Property LP	4.400%	2/15/24	9,900	10,462
Liberty Property LP	3.750%	4/1/25	1,340	1,365
Mid-America Apartments LP	4.300%	10/15/23	2,135	2,269
Mid-America Apartments LP	4.000%	11/15/25	7,620	7,908
National Retail Properties Inc.	4.000%	11/15/25	2,100	2,167
National Retail Properties Inc.	3.600%	12/15/26	7,000	6,958
Omega Healthcare Investors Inc.	4.375%	8/1/23	850	866
Omega Healthcare Investors Inc.	4.950%	4/1/24	19,000	19,760
Omega Healthcare Investors Inc.	5.250%	1/15/26	9,626	10,155
Omega Healthcare Investors Inc.	4.500%	4/1/27	3,462	3,427
Omega Healthcare Investors Inc.	4.750%	1/15/28	46,640	46,407
Realty Income Corp.	4.650%	8/1/23	6,000	6,501
Realty Income Corp.	4.125%	10/15/26	10,500	10,909
7 Scentre Group Trust 1 / Scentre Group Trust
2	3.750%	3/23/27	13,610	13,746
Simon Property Group LP	2.500%	9/1/20	1,760	1,776
Simon Property Group LP	4.375%	3/1/21	28,394	30,341
Simon Property Group LP	4.125%	12/1/21	20,822	22,207
Simon Property Group LP	3.375%	3/15/22	4,328	4,471
Simon Property Group LP	2.750%	2/1/23	5,500	5,481
Simon Property Group LP	3.750%	2/1/24	28,466	29,718
Simon Property Group LP	3.375%	10/1/24	4,000	4,045
Simon Property Group LP	3.500%	9/1/25	12,997	13,181
Simon Property Group LP	3.300%	1/15/26	7,000	6,982
Simon Property Group LP	3.250%	11/30/26	24,545	24,179
Tanger Properties LP	3.125%	9/1/26	24,425	22,931
UDR Inc.	2.950%	9/1/26	4,124	3,881
Ventas Realty LP	3.125%	6/15/23	10,006	9,962

Ventas Realty LP	3.500%	2/1/25	3,180	3,147
Ventas Realty LP	3.850%	4/1/27	9,455	9,475
Welltower Inc.	3.750%	3/15/23	13,439	13,864
Welltower Inc.	4.000%	6/1/25	2,230	2,288
				8,319,427
Industrial (32.6%)
Basic Industry (1.1%)
Agrium Inc.	3.500%	6/1/23	15,000	15,261
Agrium Inc.	3.375%	3/15/25	8,000	7,962
7 Air Liquide Finance SA	1.750%	9/27/21	27,700	26,952
7 Air Liquide Finance SA	2.250%	9/27/23	14,330	13,831
Air Products & Chemicals Inc.	2.750%	2/3/23	3,015	3,041
Air Products & Chemicals Inc.	3.350%	7/31/24	7,000	7,248
Airgas Inc.	2.375%	2/15/20	3,725	3,756
Airgas Inc.	3.050%	8/1/20	4,690	4,818
Airgas Inc.	3.650%	7/15/24	3,500	3,671
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,741
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,242
CF Industries Inc.	7.125%	5/1/20	3,480	3,798
CF Industries Inc.	3.450%	6/1/23	8,825	8,254
7 CF Industries Inc.	4.500%	12/1/26	9,770	9,934
EI du Pont de Nemours & Co.	2.800%	2/15/23	5,000	4,983
Goldcorp Inc.	3.700%	3/15/23	4,000	4,101
International Paper Co.	3.650%	6/15/24	6,085	6,233
International Paper Co.	3.800%	1/15/26	3,585	3,686
LyondellBasell Industries NV	6.000%	11/15/21	5,000	5,663
LyondellBasell Industries NV	5.750%	4/15/24	4,340	4,953
Monsanto Co.	2.750%	7/15/21	15,885	16,064
Packaging Corp. of America	3.650%	9/15/24	7,000	7,130
7 Phosagro OAO via Phosagro Bond Funding
DAC	3.950%	11/3/21	14,800	14,818
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	4,764	5,057
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	1,270	1,283
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	423	406
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	12,901	13,197
PPG Industries Inc.	3.600%	11/15/20	4,500	4,703
Praxair Inc.	4.050%	3/15/21	1,905	2,029
Praxair Inc.	3.000%	9/1/21	8,828	9,112
Praxair Inc.	2.450%	2/15/22	28,405	28,603
Praxair Inc.	2.700%	2/21/23	7,550	7,584
Praxair Inc.	2.650%	2/5/25	2,865	2,844
Vale Overseas Ltd.	5.875%	6/10/21	4,685	5,072
Vale Overseas Ltd.	6.250%	8/10/26	15,000	16,350
Valspar Corp.	3.300%	2/1/25	4,353	4,258

Capital Goods (3.0%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	10,948
Caterpillar Financial Services Corp.	2.100%	1/10/20	16,500	16,566
Caterpillar Financial Services Corp.	2.750%	8/20/21	11,885	12,046
Caterpillar Financial Services Corp.	2.850%	6/1/22	26,600	26,984
Caterpillar Financial Services Corp.	2.625%	3/1/23	14,845	14,805
Caterpillar Financial Services Corp.	3.750%	11/24/23	27,995	29,639
Caterpillar Financial Services Corp.	3.250%	12/1/24	8,655	8,899
Caterpillar Inc.	2.600%	6/26/22	25,285	25,535
7 CRH America Inc.	3.875%	5/18/25	10,000	10,293
Embraer Netherlands Finance BV	5.050%	6/15/25	5,180	5,377
Embraer Netherlands Finance BV	5.400%	2/1/27	14,190	14,685

7	Embraer Overseas Ltd.	5.696%	9/16/23	7,025	7,593
	Embraer SA	5.150%	6/15/22	8,000	8,466
	General Dynamics Corp.	3.875%	7/15/21	4,377	4,672
	General Dynamics Corp.	1.875%	8/15/23	10,000	9,613
	General Dynamics Corp.	2.125%	8/15/26	5,000	4,673
	General Electric Capital Corp.	6.000%	8/7/19	3,694	4,048
	General Electric Capital Corp.	5.500%	1/8/20	20,585	22,571
	General Electric Capital Corp.	5.550%	5/4/20	614	679
	General Electric Capital Corp.	4.375%	9/16/20	7,120	7,660
	General Electric Capital Corp.	4.625%	1/7/21	38,748	42,171
	General Electric Capital Corp.	5.300%	2/11/21	6,871	7,650
	General Electric Capital Corp.	4.650%	10/17/21	22,613	24,977
	General Electric Capital Corp.	3.150%	9/7/22	13,160	13,696
	General Electric Capital Corp.	6.750%	3/15/32	31,431	42,953
4	General Electric Co.	5.000%	12/29/49	2,000	2,125
	Illinois Tool Works Inc.	3.500%	3/1/24	13,712	14,388
	Illinois Tool Works Inc.	2.650%	11/15/26	36,956	35,939
	John Deere Capital Corp.	3.900%	7/12/21	10,000	10,617
	John Deere Capital Corp.	2.750%	3/15/22	43,350	43,933
	John Deere Capital Corp.	2.800%	1/27/23	28,894	29,161
	John Deere Capital Corp.	2.800%	3/6/23	38,075	38,495
	L3 Technologies Inc.	3.950%	5/28/24	684	710
7	LafargeHolcim Finance US LLC	3.500%	9/22/26	10,000	9,750
10	Leonardo SPA	4.500%	1/19/21	3,321	4,088
10	Leonardo SPA	5.250%	1/21/22	1,600	2,063
	Masco Corp.	4.450%	4/1/25	4,620	4,909
	Owens Corning	9.000%	6/15/19	195	220
7,10 Parker-Hannifin Corp.		1.125%	3/1/25	9,270	10,162
7	Parker-Hannifin Corp.	3.250%	3/1/27	41,929	42,479
	Precision Castparts Corp.	2.500%	1/15/23	58,482	58,312
	Precision Castparts Corp.	3.250%	6/15/25	10,086	10,263
	Roper Technologies Inc.	2.800%	12/15/21	6,335	6,372
	Roper Technologies Inc.	3.800%	12/15/26	16,925	17,248
7	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	40,000	40,584
	Spirit AeroSystems Inc.	3.850%	6/15/26	11,765	11,765
	Textron Inc.	3.875%	3/1/25	4,775	4,895
	United Rentals North America Inc.	4.625%	7/15/23	20,825	21,606
	United Rentals North America Inc.	5.875%	9/15/26	3,115	3,282
	United Rentals North America Inc.	5.500%	5/15/27	4,830	4,969

	Communication (3.2%)
7	Activision Blizzard Inc.	2.300%	9/15/21	4,300	4,237
7	Activision Blizzard Inc.	3.400%	9/15/26	24,770	24,278
	America Movil SAB de CV	5.000%	10/16/19	12,000	12,816
	America Movil SAB de CV	5.000%	3/30/20	15,000	16,150
	America Movil SAB de CV	3.125%	7/16/22	54,350	55,135
	America Movil SAB de CV	4.375%	7/16/42	5,000	4,909
10	American Tower Corp.	1.375%	4/4/25	18,755	20,487
	AT&T Inc.	4.600%	2/15/21	9,375	10,006
	AT&T Inc.	5.000%	3/1/21	10,637	11,543
	AT&T Inc.	3.800%	3/15/22	6,800	7,059
	AT&T Inc.	3.600%	2/17/23	19,000	19,353
	AT&T Inc.	4.450%	4/1/24	31,568	33,248
	CBS Corp.	3.700%	8/15/24	8,900	9,120
	CC Holdings GS V LLC / Crown Castle GS III
	Corp.	3.849%	4/15/23	8,459	8,789

	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	26,210	28,064
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	9,966	13,432
	Comcast Corp.	3.125%	7/15/22	20,126	20,790
	Comcast Corp.	3.000%	2/1/24	9,325	9,414
	Comcast Corp.	3.600%	3/1/24	9,000	9,374
	Comcast Corp.	3.375%	2/15/25	21,000	21,420
	Comcast Corp.	3.375%	8/15/25	55,375	56,341
	Comcast Corp.	3.150%	3/1/26	36,000	35,796
	Comcast Corp.	2.350%	1/15/27	15,000	13,915
	Comcast Corp.	3.300%	2/1/27	10,000	10,054
	Crown Castle International Corp.	2.250%	9/1/21	7,100	6,952
	Crown Castle International Corp.	4.450%	2/15/26	23,100	24,524
	Crown Castle International Corp.	3.700%	6/15/26	4,000	4,014
	Crown Castle International Corp.	4.000%	3/1/27	11,730	12,062
	Discovery Communications LLC	3.800%	3/13/24	9,485	9,472
	Electronic Arts Inc.	4.800%	3/1/26	10,000	10,929
	Grupo Televisa SAB	4.625%	1/30/26	5,000	5,256
	Grupo Televisa SAB	5.000%	5/13/45	7,830	7,449
	NBCUniversal Media LLC	4.375%	4/1/21	28,710	31,010
	NBCUniversal Media LLC	2.875%	1/15/23	54,207	54,833
	Qwest Corp.	6.750%	12/1/21	12,628	14,014
	Qwest Corp.	7.250%	9/15/25	9,354	10,318
8	Telstra Corp. Ltd.	4.000%	9/16/22	28,090	21,936
7	Telstra Corp. Ltd.	3.125%	4/7/25	11,000	10,995
	Thomson Reuters Corp.	4.300%	11/23/23	6,000	6,393
	Thomson Reuters Corp.	3.350%	5/15/26	12,000	11,849
	Time Warner Cable LLC	8.250%	4/1/19	4,500	4,998
	Time Warner Entertainment Co. LP	8.375%	3/15/23	4,000	5,027
	Verizon Communications Inc.	3.000%	11/1/21	7,000	7,087
	Verizon Communications Inc.	3.500%	11/1/21	5,971	6,160
7	Verizon Communications Inc.	2.946%	3/15/22	33,600	33,767
	Verizon Communications Inc.	5.150%	9/15/23	52,175	57,786
	Verizon Communications Inc.	4.125%	3/16/27	49,495	50,668
	Viacom Inc.	3.875%	12/15/21	2,246	2,344
	Viacom Inc.	3.250%	3/15/23	7,250	7,179
	Viacom Inc.	4.250%	9/1/23	6,900	7,165

	Consumer Cyclical (4.3%)
10	Accor SA	1.250%	1/25/24	8,300	8,991
	Alibaba Group Holding Ltd.	3.125%	11/28/21	15,000	15,251
	Alibaba Group Holding Ltd.	3.600%	11/28/24	22,923	23,312
	American Honda Finance Corp.	1.650%	7/12/21	19,600	19,109
	American Honda Finance Corp.	2.900%	2/16/24	10,000	10,087
	Automatic Data Processing Inc.	3.375%	9/15/25	14,470	15,060
	AutoZone Inc.	3.700%	4/15/22	5,915	6,155
	AutoZone Inc.	2.875%	1/15/23	3,500	3,474
7	BMW US Capital LLC	2.000%	4/11/21	11,715	11,517
	Cummins Inc.	3.650%	10/1/23	7,500	7,942
	CVS Health Corp.	2.800%	7/20/20	50,170	51,105
	CVS Health Corp.	3.875%	7/20/25	13,277	13,779
	Delphi Corp.	4.150%	3/15/24	5,000	5,274
	Dollar General Corp.	3.250%	4/15/23	4,500	4,552
	DR Horton Inc.	4.375%	9/15/22	3,150	3,347
	Expedia Inc.	4.500%	8/15/24	7,000	7,353
10	FCE Bank plc	1.615%	5/11/23	10,000	11,202

	Ford Motor Co.	4.346%	12/8/26	10,000	10,206
	Ford Motor Credit Co. LLC	3.200%	1/15/21	10,000	10,125
	Ford Motor Credit Co. LLC	5.750%	2/1/21	9,545	10,510
	Ford Motor Credit Co. LLC	5.875%	8/2/21	18,000	20,025
	Ford Motor Credit Co. LLC	3.219%	1/9/22	5,000	5,032
	Ford Motor Credit Co. LLC	3.664%	9/8/24	7,000	6,946
	Ford Motor Credit Co. LLC	4.134%	8/4/25	6,000	6,075
	Ford Motor Credit Co. LLC	4.389%	1/8/26	19,369	19,911
	General Motors Co.	4.875%	10/2/23	6,000	6,388
	General Motors Financial Co. Inc.	4.375%	9/25/21	20,000	21,071
	General Motors Financial Co. Inc.	3.450%	4/10/22	5,000	5,047
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,000	10,041
	General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	10,293
	General Motors Financial Co. Inc.	4.000%	1/15/25	13,068	13,133
	General Motors Financial Co. Inc.	4.300%	7/13/25	3,000	3,057
	General Motors Financial Co. Inc.	5.250%	3/1/26	10,941	11,794
	General Motors Financial Co. Inc.	4.350%	1/17/27	10,000	10,107
7	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,927
7	Harley-Davidson Funding Corp.	6.800%	6/15/18	12,380	13,047
	Harley-Davidson Inc.	3.500%	7/28/25	12,000	12,290
	Home Depot Inc.	2.625%	6/1/22	20,960	21,270
	Home Depot Inc.	2.700%	4/1/23	17,254	17,533
	Home Depot Inc.	3.750%	2/15/24	4,000	4,258
	Home Depot Inc.	3.350%	9/15/25	9,990	10,349
	Home Depot Inc.	3.000%	4/1/26	4,000	4,021
	Home Depot Inc.	2.125%	9/15/26	5,000	4,679
7	Hyundai Capital America	3.100%	4/5/22	9,455	9,421
	Kohl's Corp.	3.250%	2/1/23	5,970	5,711
	Lowe's Cos. Inc.	3.750%	4/15/21	21,595	22,834
	Lowe's Cos. Inc.	3.120%	4/15/22	21,949	22,760
	Lowe's Cos. Inc.	3.875%	9/15/23	22,795	24,372
	Lowe's Cos. Inc.	3.125%	9/15/24	3,505	3,575
	Lowe's Cos. Inc.	3.375%	9/15/25	21,130	21,674
	Lowe's Cos. Inc.	2.500%	4/15/26	30,380	29,163
	Lowe's Cos. Inc.	3.100%	5/3/27	14,790	14,785
	Macy's Retail Holdings Inc.	3.450%	1/15/21	6,000	6,059
	Macy's Retail Holdings Inc.	2.875%	2/15/23	7,500	7,036
	Marriott International Inc.	3.250%	9/15/22	3,500	3,574
	Mastercard Inc.	3.375%	4/1/24	16,000	16,673
	McDonald's Corp.	3.625%	5/20/21	4,500	4,710
7	Nissan Motor Acceptance Corp.	2.550%	3/8/21	13,785	13,805
	NVR Inc.	3.950%	9/15/22	3,000	3,144
	O'Reilly Automotive Inc.	3.800%	9/1/22	4,000	4,157
10	Priceline Group Inc.	0.800%	3/10/22	18,900	20,638
	QVC Inc.	4.850%	4/1/24	5,000	5,087
	QVC Inc.	4.450%	2/15/25	1,000	984
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	1,600	1,677
	Starbucks Corp.	2.700%	6/15/22	9,745	9,958
	Starbucks Corp.	2.450%	6/15/26	10,665	10,271
	Target Corp.	2.500%	4/15/26	11,000	10,402
	TJX Cos. Inc.	2.500%	5/15/23	13,400	13,278
	TJX Cos. Inc.	2.250%	9/15/26	12,000	11,163
	Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,659
	Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,529
	Toyota Motor Credit Corp.	2.750%	5/17/21	8,625	8,791
	Toyota Motor Credit Corp.	3.400%	9/15/21	24,460	25,540
	Toyota Motor Credit Corp.	3.300%	1/12/22	7,375	7,658
	Toyota Motor Credit Corp.	3.200%	1/11/27	13,500	13,675

	VF Corp.	3.500%	9/1/21	5,505	5,744
	Visa Inc.	2.800%	12/14/22	25,000	25,463
	Visa Inc.	3.150%	12/14/25	110,173	111,888
7	Volkswagen Group of America Finance LLC	1.250%	5/23/17	10,970	10,970
7	Volkswagen Group of America Finance LLC	1.600%	11/20/17	2,395	2,393
7	Volkswagen Group of America Finance LLC	1.650%	5/22/18	1,335	1,332
	Wal-Mart Stores Inc.	4.250%	4/15/21	13,619	14,775
	Wal-Mart Stores Inc.	2.550%	4/11/23	77,171	77,702
	Wal-Mart Stores Inc.	3.300%	4/22/24	17,930	18,767
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	10,000	10,300
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	22,735	23,360
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,000	12,797
	Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	4,202
	Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	2,051

	Consumer Noncyclical (6.5%)
	Abbott Laboratories	2.900%	11/30/21	30,000	30,289
	Abbott Laboratories	2.550%	3/15/22	9,000	8,904
	Abbott Laboratories	3.250%	4/15/23	9,138	9,209
	Abbott Laboratories	2.950%	3/15/25	10,000	9,615
	Abbott Laboratories	3.875%	9/15/25	19,000	19,382
	Abbott Laboratories	3.750%	11/30/26	25,000	25,313
	AbbVie Inc.	3.600%	5/14/25	45,075	45,470
	AbbVie Inc.	3.200%	5/14/26	25,000	24,265
	Actavis Funding SCS	3.850%	6/15/24	30,000	30,781
	Actavis Funding SCS	3.800%	3/15/25	21,306	21,753
	Actavis Inc.	3.250%	10/1/22	8,542	8,659
	Agilent Technologies Inc.	5.000%	7/15/20	2,000	2,161
	Agilent Technologies Inc.	3.200%	10/1/22	10,000	10,162
	Allergan Inc.	2.800%	3/15/23	5,000	4,964
	Altria Group Inc.	9.250%	8/6/19	8,014	9,273
	Altria Group Inc.	2.850%	8/9/22	19,409	19,594
	AmerisourceBergen Corp.	4.875%	11/15/19	6,270	6,689
	AmerisourceBergen Corp.	3.400%	5/15/24	8,000	8,210
	AmerisourceBergen Corp.	3.250%	3/1/25	6,000	6,073
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	80	82
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,321
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	15,000	15,174
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	12,382	12,304
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	61,800	63,444
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,500	8,859
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	106,250	108,453
10	Anheuser-Busch InBev SA	3.250%	1/24/33	600	774
10	Anheuser-Busch InBev SA	2.750%	3/17/36	8,143	9,717
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,514	9,488
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	7,210	7,833
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,286	13,294
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	36,346	36,214
	Baxalta Inc.	3.600%	6/23/22	7,000	7,204
	Baxalta Inc.	4.000%	6/23/25	36,709	37,778
	Becton Dickinson & Co.	3.734%	12/15/24	7,800	7,846
	Biogen Inc.	4.050%	9/15/25	7,500	7,861
	Boston Scientific Corp.	4.125%	10/1/23	2,000	2,111
10	Bunge Finance Europe BV	1.850%	6/16/23	6,917	7,831
	Cardinal Health Inc.	3.500%	11/15/24	7,000	7,199
7	Cargill Inc.	4.307%	5/14/21	9,843	10,570
7	Cargill Inc.	3.250%	11/15/21	10,515	10,858
7	Cargill Inc.	3.300%	3/1/22	10,000	10,355

	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,054
	Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	7,500	7,702
	Coca-Cola Co.	3.200%	11/1/23	8,420	8,723
	Coca-Cola Co.	2.875%	10/27/25	12,000	12,019
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	3,095	3,102
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,271
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	12,910
	Conagra Brands Inc.	3.250%	9/15/22	11,950	12,070
	Constellation Brands Inc.	3.750%	5/1/21	4,250	4,425
	Constellation Brands Inc.	4.750%	11/15/24	11,015	11,979
	Constellation Brands Inc.	4.750%	12/1/25	16,356	17,767
	Covidien International Finance SA	4.200%	6/15/20	7,735	8,239
	Covidien International Finance SA	3.200%	6/15/22	13,500	13,876
	Diageo Capital plc	4.828%	7/15/20	5,689	6,161
	Dignity Health California GO	3.812%	11/1/24	1,000	1,014
	Express Scripts Holding Co.	3.500%	6/15/24	9,000	8,897
	Express Scripts Holding Co.	4.500%	2/25/26	28,000	29,064
	Express Scripts Holding Co.	3.400%	3/1/27	5,000	4,756
10	Fresenius SE & Co. KGaA	4.000%	2/1/24	5,950	7,547
10	Fresenius SE & Co. KGaA	3.000%	1/30/32	6,200	7,190
	Gilead Sciences Inc.	3.700%	4/1/24	103,867	107,429
	Gilead Sciences Inc.	3.500%	2/1/25	92,171	93,520
7	Grupo Bimbo SAB de CV	3.875%	6/27/24	13,000	13,179
	Hormel Foods Corp.	4.125%	4/15/21	625	669
	JM Smucker Co.	2.500%	3/15/20	1,575	1,594
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,467
	Kimberly-Clark Corp.	3.050%	8/15/25	5,252	5,339
	Koninklijke Philips NV	3.750%	3/15/22	5,000	5,246
	Kraft Foods Group Inc.	6.125%	8/23/18	6,000	6,325
	Laboratory Corp. of America Holdings	3.600%	2/1/25	2,000	2,003
	McCormick & Co. Inc.	3.500%	9/1/23	12,489	13,063
	McCormick & Co. Inc.	3.250%	11/15/25	14,255	14,357
	McKesson Corp.	7.500%	2/15/19	6,100	6,676
	McKesson Corp.	2.850%	3/15/23	5,000	5,001
11	McKesson Corp.	3.125%	2/17/29	4,100	5,489
	Medtronic Inc.	3.150%	3/15/22	41,853	43,335
	Medtronic Inc.	3.625%	3/15/24	15,590	16,325
	Medtronic Inc.	3.500%	3/15/25	85,100	87,736
	Newell Brands Inc.	4.200%	4/1/26	22,000	23,077
	Newell Brands Inc.	5.375%	4/1/36	6,000	6,768
	PepsiCo Inc.	2.750%	3/5/22	13,860	14,154
	PepsiCo Inc.	3.100%	7/17/22	11,550	11,929
	PepsiCo Inc.	3.600%	3/1/24	13,040	13,764
	PepsiCo Inc.	2.750%	4/30/25	16,000	15,848
	PerkinElmer Inc.	5.000%	11/15/21	8,000	8,714
	Perrigo Co. plc	5.300%	11/15/43	5,995	6,175
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	37,476	38,493
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	17,705	17,418
	Philip Morris International Inc.	2.900%	11/15/21	4,150	4,231
	Philip Morris International Inc.	4.500%	3/20/42	5,000	5,157
	Providence St. Joseph Health Obligated
	Group	2.746%	10/1/26	7,500	7,187
	Quest Diagnostics Inc.	4.750%	1/30/20	1,000	1,070
	Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,314
	Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,117
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	6,861
	Reynolds American Inc.	6.875%	5/1/20	8,304	9,375
	Reynolds American Inc.	4.000%	6/12/22	5,000	5,292

Reynolds American Inc.	4.850%	9/15/23	7,000	7,684
Reynolds American Inc.	4.450%	6/12/25	18,975	20,205
7 Roche Holdings Inc.	2.875%	9/29/21	21,521	22,032
7 Roche Holdings Inc.	3.350%	9/30/24	28,093	29,112
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	27,315	26,711
Stryker Corp.	4.375%	1/15/20	4,000	4,242
Stryker Corp.	3.375%	5/15/24	5,000	5,101
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	57,580	55,454
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	19,955	18,570
The Kroger Co.	2.950%	11/1/21	3,000	3,042
The Kroger Co.	3.400%	4/15/22	3,000	3,082
The Kroger Co.	3.500%	2/1/26	10,000	10,034
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,400
Thermo Fisher Scientific Inc.	3.650%	12/15/25	10,000	10,227
Thermo Fisher Scientific Inc.	2.950%	9/19/26	12,000	11,528
Tyson Foods Inc.	4.500%	6/15/22	12,470	13,342

Energy (5.9%)
Anadarko Petroleum Corp.	4.850%	3/15/21	8,190	8,806
Anadarko Petroleum Corp.	3.450%	7/15/24	10,000	9,865
Anadarko Petroleum Corp.	5.550%	3/15/26	11,000	12,276
Apache Corp.	3.250%	4/15/22	8,000	8,134
8 APT Pipelines Ltd.	3.750%	10/20/23	23,150	17,124
7 APT Pipelines Ltd.	4.250%	7/15/27	6,840	6,983
Boardwalk Pipelines LP	4.450%	7/15/27	9,775	9,972
BP Capital Markets plc	4.750%	3/10/19	8,350	8,784
BP Capital Markets plc	2.521%	1/15/20	5,000	5,070
BP Capital Markets plc	4.500%	10/1/20	20,500	22,030
BP Capital Markets plc	3.561%	11/1/21	31,470	32,888
BP Capital Markets plc	3.062%	3/17/22	15,970	16,294
BP Capital Markets plc	3.245%	5/6/22	44,000	45,377
BP Capital Markets plc	2.500%	11/6/22	16,852	16,651
BP Capital Markets plc	2.750%	5/10/23	35,560	35,433
BP Capital Markets plc	3.994%	9/26/23	22,000	23,338
BP Capital Markets plc	3.216%	11/28/23	15,000	15,223
BP Capital Markets plc	3.814%	2/10/24	30,410	31,775
BP Capital Markets plc	3.224%	4/14/24	10,500	10,591
BP Capital Markets plc	3.535%	11/4/24	23,845	24,336
BP Capital Markets plc	3.506%	3/17/25	5,125	5,246
BP Capital Markets plc	3.119%	5/4/26	9,900	9,804
7 Cenovus Energy Inc.	4.250%	4/15/27	20,000	19,850
Chevron Corp.	2.193%	11/15/19	2,000	2,018
Chevron Corp.	1.961%	3/3/20	9,220	9,239
Chevron Corp.	2.411%	3/3/22	21,340	21,433
Chevron Corp.	2.355%	12/5/22	52,115	51,764
Chevron Corp.	3.191%	6/24/23	13,933	14,377
Chevron Corp.	2.895%	3/3/24	25,000	25,188
Chevron Corp.	3.326%	11/17/25	6,210	6,383
Cimarex Energy Co.	3.900%	5/15/27	9,400	9,498
Columbia Pipeline Group Inc.	4.500%	6/1/25	11,936	12,637
ConocoPhillips	5.750%	2/1/19	2,000	2,135
ConocoPhillips	6.000%	1/15/20	5,000	5,524
ConocoPhillips Co.	4.200%	3/15/21	3,250	3,475
ConocoPhillips Co.	2.875%	11/15/21	12,000	12,215
ConocoPhillips Co.	2.400%	12/15/22	10,000	9,888
ConocoPhillips Co.	3.350%	11/15/24	18,184	18,568

ConocoPhillips Co.	4.950%	3/15/26	44,657	49,938
Devon Energy Corp.	3.250%	5/15/22	10,000	10,039
Dominion Gas Holdings LLC	3.600%	12/15/24	25,000	25,545
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	1,091
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,014
Energy Transfer Partners LP	4.650%	6/1/21	5,850	6,178
Energy Transfer Partners LP	5.200%	2/1/22	15,908	17,221
Energy Transfer Partners LP	3.600%	2/1/23	8,439	8,506
Energy Transfer Partners LP	4.900%	2/1/24	8,042	8,488
Energy Transfer Partners LP	4.050%	3/15/25	1,000	1,000
EOG Resources Inc.	2.625%	3/15/23	18,885	18,622
EQT Corp.	8.125%	6/1/19	5,500	6,129
EQT Corp.	4.875%	11/15/21	4,000	4,299
Exxon Mobil Corp.	2.726%	3/1/23	15,850	15,996
Exxon Mobil Corp.	2.709%	3/6/25	11,250	11,152
Exxon Mobil Corp.	3.043%	3/1/26	21,000	21,209
Halliburton Co.	3.250%	11/15/21	10,800	11,124
Halliburton Co.	3.500%	8/1/23	5,000	5,134
Hess Corp.	4.300%	4/1/27	6,000	5,979
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,521
Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,240	1,294
Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,000	2,063
Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,000	5,017
Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,000	5,164
Kinder Morgan Inc.	7.800%	8/1/31	3,130	3,966
Kinder Morgan Inc.	7.750%	1/15/32	4,045	5,152
Marathon Oil Corp.	2.800%	11/1/22	9,500	9,239
Marathon Oil Corp.	3.850%	6/1/25	9,000	8,921
Marathon Oil Corp.	5.200%	6/1/45	4,800	4,806
MPLX LP	4.500%	7/15/23	13,800	14,542
MPLX LP	4.875%	12/1/24	28,400	30,317
MPLX LP	4.000%	2/15/25	6,012	6,019
7 Nabors Industries Inc.	5.500%	1/15/23	4,775	4,835
National Oilwell Varco Inc.	2.600%	12/1/22	14,000	13,529
Noble Energy Inc.	8.250%	3/1/19	6,000	6,654
Noble Energy Inc.	3.900%	11/15/24	5,592	5,715
Occidental Petroleum Corp.	3.125%	2/15/22	19,080	19,532
Occidental Petroleum Corp.	2.700%	2/15/23	22,604	22,526
Occidental Petroleum Corp.	3.500%	6/15/25	13,471	13,725
ONEOK Partners LP	5.000%	9/15/23	8,805	9,529
Phillips 66	4.300%	4/1/22	9,000	9,712
Pioneer Natural Resources Co.	3.950%	7/15/22	3,000	3,161
Pioneer Natural Resources Co.	4.450%	1/15/26	3,000	3,204
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,902	1,849
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	6,025	6,640
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	8,440	9,010
Sabine Pass Liquefaction LLC	5.625%	4/15/23	19,675	21,692
Sabine Pass Liquefaction LLC	5.750%	5/15/24	55,610	61,310
7 Sabine Pass Liquefaction LLC	5.875%	6/30/26	14,670	16,320
7 Schlumberger Holdings Corp.	3.625%	12/21/22	21,150	22,126
7 Schlumberger Holdings Corp.	4.000%	12/21/25	6,801	7,143
Schlumberger Investment SA	3.650%	12/1/23	9,200	9,632
Shell International Finance BV	2.375%	8/21/22	29,609	29,319
Shell International Finance BV	2.250%	1/6/23	10,500	10,278
Shell International Finance BV	3.400%	8/12/23	5,000	5,197

	Shell International Finance BV	3.250%	5/11/25	84,778	86,195
	Shell International Finance BV	2.875%	5/10/26	36,000	35,384
	Shell International Finance BV	4.000%	5/10/46	5,000	4,837
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	795	957
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	3,960	4,788
	Total Capital Canada Ltd.	2.750%	7/15/23	26,570	26,701
8	Total Capital International SA	4.250%	11/26/21	9,816	7,713
	Total Capital International SA	2.875%	2/17/22	31,378	31,859
	Total Capital International SA	2.700%	1/25/23	23,160	23,146
	Total Capital International SA	3.700%	1/15/24	5,000	5,222
	Total Capital International SA	3.750%	4/10/24	15,186	15,919
	Total Capital SA	4.450%	6/24/20	9,812	10,526
	TransCanada PipeLines Ltd.	3.800%	10/1/20	4,292	4,508
	TransCanada PipeLines Ltd.	2.500%	8/1/22	8,025	7,981
	TransCanada PipeLines Ltd.	3.750%	10/16/23	18,315	19,189
	TransCanada PipeLines Ltd.	4.875%	1/15/26	18,330	20,535
	TransCanada PipeLines Ltd.	4.625%	3/1/34	3,335	3,561
	Valero Energy Corp.	9.375%	3/15/19	4,200	4,756
	Valero Energy Partners LP	4.375%	12/15/26	6,835	7,025
	Williams Partners LP	3.600%	3/15/22	9,000	9,192
	Williams Partners LP	3.350%	8/15/22	5,000	5,023
	Williams Partners LP	4.500%	11/15/23	6,133	6,484
	Williams Partners LP	3.900%	1/15/25	5,116	5,189
	Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	5,000	5,150
	Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	9,000	9,270

	Other Industrial (0.3%)
	CBRE Services Inc.	4.875%	3/1/26	10,000	10,487
7	CK Hutchison International 16 Ltd.	2.750%	10/3/26	10,590	10,061
7	CK Hutchison International 17 Ltd.	3.500%	4/5/27	6,860	6,858
10	Fluor Corp.	1.750%	3/21/23	4,770	5,412
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	20,710	22,840
7	Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	19,240	20,815
7	Hutchison Whampoa International 14 Ltd.	3.625%	10/31/24	5,000	5,142
8	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	3,220	2,396

	Technology (6.3%)
	Altera Corp.	4.100%	11/15/23	4,623	4,995
	Apple Inc.	2.850%	5/6/21	37,125	38,270
	Apple Inc.	2.150%	2/9/22	19,000	18,936
	Apple Inc.	2.700%	5/13/22	26,950	27,491
	Apple Inc.	2.850%	2/23/23	46,815	47,555
	Apple Inc.	2.400%	5/3/23	106,325	105,707
	Apple Inc.	3.000%	2/9/24	18,000	18,361
	Apple Inc.	3.450%	5/6/24	64,000	66,905
	Apple Inc.	2.500%	2/9/25	55,083	53,883
	Apple Inc.	3.200%	5/13/25	15,370	15,694
	Apple Inc.	3.250%	2/23/26	44,963	45,847
	Apple Inc.	2.450%	8/4/26	17,120	16,385
	Apple Inc.	3.350%	2/9/27	28,000	28,647
	Applied Materials Inc.	3.900%	10/1/25	10,000	10,685
	Applied Materials Inc.	3.300%	4/1/27	10,000	10,158
	Avnet Inc.	3.750%	12/1/21	1,580	1,606
	Baidu Inc.	3.500%	11/28/22	13,000	13,312
7	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	29,750	30,159
7	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	29,750	30,122

Cisco Systems Inc.	3.000%	6/15/22	7,000	7,186
Cisco Systems Inc.	2.200%	9/20/23	17,500	17,126
Cisco Systems Inc.	2.950%	2/28/26	18,870	18,809
Cisco Systems Inc.	2.500%	9/20/26	17,500	16,853
7 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	2,525	2,653
7 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	42,975	46,434
7 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	24,590	27,061
7 Everett Spinco Inc.	4.750%	4/15/27	9,775	10,092
Fidelity National Information Services Inc.	4.500%	10/15/22	8,000	8,601
Fidelity National Information Services Inc.	3.500%	4/15/23	7,705	7,895
Fidelity National Information Services Inc.	3.875%	6/5/24	2,350	2,431
Fidelity National Information Services Inc.	5.000%	10/15/25	23,399	25,814
Fidelity National Information Services Inc.	3.000%	8/15/26	10,000	9,580
Fiserv Inc.	3.500%	10/1/22	8,000	8,261
Fiserv Inc.	3.850%	6/1/25	3,000	3,107
Hewlett Packard Enterprise Co.	3.600%	10/15/20	5,000	5,171
Hewlett Packard Enterprise Co.	4.400%	10/15/22	10,000	10,542
Hewlett Packard Enterprise Co.	4.900%	10/15/25	28,500	29,857
Intel Corp.	3.300%	10/1/21	24,860	26,062
8 Intel Corp.	4.000%	12/1/22	38,670	30,103
Intel Corp.	2.700%	12/15/22	4,865	4,943
Intel Corp.	3.700%	7/29/25	18,871	19,837
International Business Machines Corp.	1.875%	8/1/22	17,000	16,567
International Business Machines Corp.	3.375%	8/1/23	21,000	21,901
International Business Machines Corp.	3.625%	2/12/24	22,000	23,149
International Business Machines Corp.	3.450%	2/19/26	12,000	12,308
International Business Machines Corp.	3.300%	1/27/27	13,875	14,032
KLA-Tencor Corp.	4.125%	11/1/21	3,000	3,166
KLA-Tencor Corp.	4.650%	11/1/24	5,000	5,355
Lam Research Corp.	3.800%	3/15/25	4,000	4,072
Microsoft Corp.	2.375%	2/12/22	33,070	33,398
Microsoft Corp.	2.650%	11/3/22	14,215	14,423
Microsoft Corp.	2.125%	11/15/22	9,000	8,912
Microsoft Corp.	2.000%	8/8/23	30,000	29,178
Microsoft Corp.	3.625%	12/15/23	19,000	20,171
Microsoft Corp.	2.700%	2/12/25	45,175	44,942
Microsoft Corp.	3.125%	11/3/25	47,715	48,433
Microsoft Corp.	2.400%	8/8/26	30,000	28,685
Microsoft Corp.	3.300%	2/6/27	89,290	91,815
Motorola Solutions Inc.	3.750%	5/15/22	7,000	7,150
Oracle Corp.	2.500%	5/15/22	42,635	42,927
Oracle Corp.	2.500%	10/15/22	41,852	41,969
Oracle Corp.	3.625%	7/15/23	11,760	12,422
Oracle Corp.	2.400%	9/15/23	20,000	19,715
Oracle Corp.	3.400%	7/8/24	43,500	45,175
Oracle Corp.	2.950%	5/15/25	38,885	38,791
Oracle Corp.	2.650%	7/15/26	3,085	2,978
Pitney Bowes Inc.	3.375%	10/1/21	6,375	6,288
QUALCOMM Inc.	3.000%	5/20/22	26,510	27,078
QUALCOMM Inc.	3.450%	5/20/25	14,665	14,982
Seagate HDD Cayman	4.750%	6/1/23	2,855	2,894
7 Seagate HDD Cayman	4.875%	3/1/24	14,665	14,573
Tech Data Corp.	4.950%	2/15/27	20,000	20,586
Total System Services Inc.	4.800%	4/1/26	5,000	5,432
Tyco Electronics Group SA	4.875%	1/15/21	4,335	4,678

	Tyco Electronics Group SA	3.500%	2/3/22	19,370	20,078
	Tyco Electronics Group SA	3.450%	8/1/24	7,555	7,669
	Tyco Electronics Group SA	3.700%	2/15/26	7,483	7,668
	Verisk Analytics Inc.	4.125%	9/12/22	11,264	11,804
	Verisk Analytics Inc.	4.000%	6/15/25	8,000	8,187
	Xerox Corp.	6.350%	5/15/18	3,535	3,687
	Xerox Corp.	2.800%	5/15/20	135	135
	Xerox Corp.	2.750%	9/1/20	3,455	3,435

	Transportation (2.0%)
7	Air Canada	7.750%	4/15/21	23,095	26,189
8	Asciano Finance Ltd.	5.250%	5/19/25	8,640	6,624
8	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	5,750	4,421
8	Australia Pacific Airports Melbourne Pty Ltd.	3.750%	11/4/26	600	436
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	2,488	2,650
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,980	3,115
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,830	11,032
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	8,505	9,063
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,000	3,179
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	41,327	42,781
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	20,838
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,360	14,652
	Canadian National Railway Co.	2.950%	11/21/24	1,130	1,155
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	129	132
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	28	29
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	822	899
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	890	973
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	3,358	3,719
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	5,238	5,526
4	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	7,084	7,420
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	5,563	5,785
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,055	1,102
4	CSX Transportation Inc.	6.251%	1/15/23	2,866	3,278
4,12 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	8,643	9,691
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	34,116	39,106
4	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	2,684	2,942
4	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	4,794	4,998
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	2,569	2,707
4	Delta Air Lines 2015-1 Class A Pass
	Through Trust	3.875%	1/30/29	8,427	8,638
	Delta Air Lines Inc.	3.625%	3/15/22	42,705	43,826
7	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,139
7	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,128

4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	39,467	40,355
4,7	Heathrow Funding Ltd.	4.875%	7/15/23	330	354
	JB Hunt Transport Services Inc.	3.300%	8/15/22	5,000	5,086
	Kansas City Southern	2.350%	5/15/20	5,000	5,008
	Kansas City Southern	3.000%	5/15/23	21,000	20,800
	Kansas City Southern	3.125%	6/1/26	33,465	31,958
	Kansas City Southern	4.950%	8/15/45	5,700	5,864
8	Qantas Airways Ltd.	7.500%	6/11/21	9,290	7,911
8	Qantas Airways Ltd.	7.750%	5/19/22	6,780	5,944
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	5,882	6,477
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	13,117	14,494
4	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	29,037	29,690
	Union Pacific Corp.	4.163%	7/15/22	14,082	15,242
	Union Pacific Corp.	2.950%	1/15/23	8,364	8,534
	Union Pacific Corp.	3.750%	3/15/24	15,000	15,871
	Union Pacific Corp.	3.250%	8/15/25	2,198	2,250
4	United Airlines 2013-1 Class A Pass Through
	Trust	4.300%	2/15/27	4,970	5,237
	United Continental Holdings Inc.	6.375%	6/1/18	2,775	2,896
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	3,184	3,514
8	WSO Finance Pty Ltd.	3.500%	7/14/23	10,260	7,547
					8,855,591
Utilities (3.9%)
	Electric (3.9%)
7	AEP Transmission Co. LLC	3.100%	12/1/26	6,835	6,827
	Ameren Illinois Co.	2.700%	9/1/22	22,449	22,643
	Ameren Illinois Co.	3.250%	3/1/25	11,680	11,936
8	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	18,420	14,019
	Baltimore Gas & Electric Co.	2.800%	8/15/22	16,840	16,926
	Baltimore Gas & Electric Co.	3.350%	7/1/23	10,627	10,940
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	17,100	17,988
	Cleco Corporate Holdings LLC	3.743%	5/1/26	12,949	12,909
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	5,831
	Connecticut Light & Power Co.	2.500%	1/15/23	32,960	32,799
	DTE Electric Co.	3.900%	6/1/21	14,650	15,502
	DTE Electric Co.	2.650%	6/15/22	1,000	1,006
	Dynegy Inc.	6.750%	11/1/19	675	685
	Dynegy Inc.	7.375%	11/1/22	10,850	10,416
7	EDP Finance BV	4.900%	10/1/19	14,676	15,408
7	EDP Finance BV	4.125%	1/15/20	17,450	17,975
7	EDP Finance BV	5.250%	1/14/21	9,150	9,851
11	EDP Finance BV	8.625%	1/4/24	2,588	4,471
	Emera US Finance LP	2.700%	6/15/21	5,470	5,476
	Emera US Finance LP	3.550%	6/15/26	18,224	18,078
	Emera US Finance LP	4.750%	6/15/46	4,860	4,933
	Entergy Arkansas Inc.	3.750%	2/15/21	8,770	9,220
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,466
	Entergy Arkansas Inc.	3.700%	6/1/24	3,318	3,484
	Entergy Arkansas Inc.	3.500%	4/1/26	6,620	6,807
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,699	6,630
	Entergy Louisiana LLC	4.800%	5/1/21	12,780	13,669
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	7,149
	Entergy Louisiana LLC	4.050%	9/1/23	6,400	6,795

Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,861
Entergy Louisiana LLC	2.400%	10/1/26	14,120	13,392
Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,552
Eversource Energy	2.800%	5/1/23	2,000	1,991
Exelon Corp.	2.850%	6/15/20	8,030	8,182
Exelon Corp.	3.497%	6/1/22	6,731	6,870
Exelon Corp.	3.950%	6/15/25	15,472	16,066
FirstEnergy Corp.	4.250%	3/15/23	14,902	15,510
7 FirstEnergy Transmission LLC	4.350%	1/15/25	26,295	27,585
7 Fortis Inc.	3.055%	10/4/26	34,275	32,572
Georgia Power Co.	2.400%	4/1/21	4,735	4,717
Georgia Power Co.	2.850%	5/15/22	16,559	16,671
Georgia Power Co.	3.250%	3/30/27	22,090	21,861
Great Plains Energy Inc.	3.900%	4/1/27	14,660	14,859
ITC Holdings Corp.	3.250%	6/30/26	14,700	14,398
Kentucky Utilities Co.	3.300%	10/1/25	8,940	9,029
LG&E & KU Energy LLC	4.375%	10/1/21	9,785	10,372
Louisville Gas & Electric Co.	3.300%	10/1/25	4,530	4,605
MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,792
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	6,715	6,783
7 Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	2,007
NSTAR Electric Co.	2.375%	10/15/22	7,700	7,638
NSTAR Electric Co.	3.250%	11/15/25	10,000	10,064
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	23,887	28,945
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,200	1,197
Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,463
Pacific Gas & Electric Co.	3.250%	6/15/23	28,755	29,567
Pacific Gas & Electric Co.	3.850%	11/15/23	3,710	3,917
PacifiCorp	3.850%	6/15/21	16,844	17,874
PacifiCorp	3.600%	4/1/24	14,000	14,642
PacifiCorp	3.350%	7/1/25	12,720	12,999
Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,309
Potomac Electric Power Co.	3.600%	3/15/24	12,690	13,196
PPL Capital Funding Inc.	3.100%	5/15/26	36,300	35,173
PSEG Power LLC	4.300%	11/15/23	1,210	1,263
Puget Energy Inc.	6.500%	12/15/20	15,565	17,558
Puget Energy Inc.	6.000%	9/1/21	4,235	4,733
Puget Energy Inc.	5.625%	7/15/22	19,769	21,983
Puget Energy Inc.	3.650%	5/15/25	13,665	13,727
SCANA Corp.	6.250%	4/1/20	8,500	9,293
SCANA Corp.	4.750%	5/15/21	10,787	11,280
SCANA Corp.	4.125%	2/1/22	2,000	2,021
Southern Co.	2.350%	7/1/21	2,307	2,277
4 Southern Co.	5.500%	3/15/57	6,545	6,794
Southwestern Electric Power Co.	3.550%	2/15/22	16,530	17,077
Southwestern Electric Power Co.	2.750%	10/1/26	7,355	7,022
Southwestern Public Service Co.	3.300%	6/15/24	41,070	42,188
Tampa Electric Co.	5.400%	5/15/21	13,000	14,252
7 Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	11,344
8 United Energy Distribution Pty Ltd.	3.500%	9/12/23	14,540	10,688
Virginia Electric & Power Co.	3.450%	9/1/22	9,000	9,367
Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,251
Virginia Electric & Power Co.	3.100%	5/15/25	8,885	8,901
Virginia Electric & Power Co.	3.150%	1/15/26	10,000	10,027
Virginia Electric & Power Co.	2.950%	11/15/26	22,185	21,869
Westar Energy Inc.	2.550%	7/1/26	16,620	15,929
Westar Energy Inc.	3.100%	4/1/27	13,170	13,143

	Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,405

	Natural Gas (0.0%)
7	Engie SA	2.875%	10/10/22	3,480	3,470

					1,048,360
Total Corporate Bonds (Cost $17,961,624)					18,223,378
Sovereign Bonds (6.6%)
7	Abu Dhabi National Energy Co. PJSC	6.165%	10/25/17	1,000	1,020
7	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	1,000	1,011
	Arab Republic of Egypt	8.500%	1/31/47	14,300	15,558
	Argentine Republic	5.625%	1/26/22	9,350	9,747
	Argentine Republic	6.875%	1/26/27	4,400	4,641
	Argentine Republic	8.280%	12/31/33	6,548	7,317
4	Argentine Republic	2.500%	12/31/38	5,330	3,504
7	Banco Latinoamericano de Comercio
	Exterior SA	3.250%	5/7/20	4,000	4,031
7	Bank Nederlandse Gemeenten NV	2.500%	1/23/23	1,000	1,008
10	Banque Centrale de Tunisie SA	5.625%	2/17/24	10,340	11,499
7	Bermuda	4.138%	1/3/23	2,000	2,067
7	Bermuda	4.854%	2/6/24	1,000	1,061
	Bermuda	4.854%	2/6/24	17,825	18,888
	BOC Aviation Ltd.	3.875%	5/9/19	800	820
7	BOC Aviation Ltd.	2.375%	9/15/21	15,000	14,575
	BOC Aviation Ltd.	3.875%	4/27/26	3,700	3,684
	Cayman Islands	5.950%	11/24/19	500	543
7	CDP Financial Inc.	4.400%	11/25/19	16,450	17,458
7	CDP Financial Inc.	3.150%	7/24/24	8,000	8,201
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,322
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	20,000	19,633
7	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,014
7	Comision Federal de Electricidad	4.750%	2/23/27	1,600	1,616
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	5,000	5,097
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,496
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,148
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	29,660	31,102
7,13 Dexia Credit Local SA		1.875%	9/15/21	10,000	9,717
	Dominican Republic	5.950%	1/25/27	11,200	11,727
	Ecopetrol SA	5.875%	9/18/23	20,550	22,245
7	Electricite de France SA	3.625%	10/13/25	4,800	4,879
8	Emirates NBD PJSC	5.750%	5/8/19	4,060	3,184
4,7	ENA Norte Trust	4.950%	4/25/28	1,552	1,598
	Export-Import Bank of India	3.375%	8/5/26	5,000	4,807
	Export-Import Bank of Korea	2.875%	9/17/18	3,000	3,038
	Export-Import Bank of Korea	5.125%	6/29/20	17,000	18,358
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,049
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,115
	Federative Republic of Brazil	6.000%	4/7/26	31,284	34,295
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	8,000	8,972
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	7,000	8,301
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,400	2,448
14	Japan Bank for International Cooperation	2.000%	11/4/21	37,500	36,733
	Japan Finance Organization for
	Municipalities	1.375%	2/5/18	18,400	18,335
	Japan Finance Organization for
	Municipalities	1.375%	4/18/18	5,000	4,969

Japan Finance Organization for
Municipalities	2.500%	9/12/18	6,200	6,240
KazMunayGas National Co. JSC	9.125%	7/2/18	26,000	27,916
7 KazMunayGas National Co. JSC	3.875%	4/19/22	8,600	8,600
7 Kingdom of Saudi Arabia	2.375%	10/26/21	785	772
Kingdom of Saudi Arabia	2.375%	10/26/21	48,285	47,435
Kingdom of Saudi Arabia	3.250%	10/26/26	53,540	52,266
7 Kommunalbanken AS	1.000%	9/26/17	1,500	1,496
Korea Development Bank	3.875%	5/4/17	5,000	5,000
Korea Development Bank	1.500%	1/22/18	2,000	1,995
Korea Development Bank	4.625%	11/16/21	2,000	2,172
7 Korea Land & Housing Corp.	1.875%	8/2/17	5,000	5,000
7 Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,300
7 Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	2,023
7 Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,654
Nexen Energy ULC	6.200%	7/30/19	2,000	2,160
Nexen Energy ULC	5.875%	3/10/35	3,500	4,089
Nexen Energy ULC	6.400%	5/15/37	1,800	2,253
7 NongHyup Bank	1.875%	9/12/21	19,500	18,778
North American Development Bank	2.300%	10/10/18	1,500	1,514
North American Development Bank	2.400%	10/26/22	1,300	1,275
7 OCP SA	5.625%	4/25/24	4,200	4,520
OCP SA	5.625%	4/25/24	4,000	4,275
OCP SA	6.875%	4/25/44	9,000	9,745
7 Ontario Teachers' Cadillac Fairview
Properties Trust	3.125%	3/20/22	6,000	6,090
7 Ontario Teachers' Cadillac Fairview
Properties Trust	3.875%	3/20/27	7,000	7,174
7 Ooredoo International Finance Ltd.	3.250%	2/21/23	700	699
Ooredoo International Finance Ltd.	5.000%	10/19/25	450	492
4 Oriental Republic of Uruguay	5.100%	6/18/50	11,100	11,017
7 Pertamina Persero PT	6.000%	5/3/42	1,000	1,061
Petrobras Global Finance BV	6.250%	3/17/24	510	528
Petrobras Global Finance BV	8.750%	5/23/26	9,625	11,213
Petrobras Global Finance BV	7.375%	1/17/27	15,925	17,080
Petroleos Mexicanos	5.750%	3/1/18	5,367	5,524
Petroleos Mexicanos	5.500%	2/4/19	5,515	5,781
Petroleos Mexicanos	5.500%	1/21/21	123,896	131,865
7 Petroleos Mexicanos	5.375%	3/13/22	3,195	3,361
Petroleos Mexicanos	5.375%	3/13/22	12,140	12,770
Province of Alberta Canada	1.900%	12/6/19	25,000	25,045
7 Province of Alberta Canada	2.050%	8/17/26	7,000	6,560
Province of New Brunswick	2.750%	6/15/18	1,250	1,266
Province of Ontario	3.000%	7/16/18	3,000	3,046
Province of Ontario	4.000%	10/7/19	4,500	4,726
Province of Quebec	2.375%	1/31/22	15,700	15,763
Province of Quebec	2.625%	2/13/23	5,700	5,740
Republic of Chile	3.250%	9/14/21	7,275	7,520
Republic of Chile	2.250%	10/30/22	20,000	19,614
Republic of Chile	3.125%	3/27/25	14,500	14,839
Republic of Colombia	7.375%	3/18/19	2,150	2,364
Republic of Colombia	4.375%	7/12/21	7,390	7,852
4 Republic of Colombia	3.875%	4/25/27	13,970	14,075
Republic of Colombia	10.375%	1/28/33	4,028	6,094
4 Republic of Colombia	5.000%	6/15/45	3,420	3,465
Republic of Honduras	6.250%	1/19/27	11,100	11,491
Republic of Hungary	4.125%	2/19/18	19,000	19,357
Republic of Hungary	6.250%	1/29/20	48,400	53,058

	Republic of Hungary	6.375%	3/29/21	5,980	6,757
	Republic of Hungary	5.750%	11/22/23	7,200	8,199
	Republic of Indonesia	4.875%	5/5/21	40,800	43,791
10	Republic of Indonesia	2.875%	7/8/21	5,400	6,269
	Republic of Indonesia	3.700%	1/8/22	10,000	10,267
	Republic of Indonesia	3.750%	4/25/22	50,858	52,241
	Republic of Indonesia	5.375%	10/17/23	7,000	7,792
	Republic of Indonesia	5.875%	1/15/24	5,000	5,702
10	Republic of Indonesia	3.375%	7/30/25	4,000	4,659
10	Republic of Indonesia	3.750%	6/14/28	6,800	7,936
	Republic of Kazakhstan	3.875%	10/14/24	12,000	12,137
	Republic of Kazakhstan	4.875%	10/14/44	10,000	9,888
	Republic of Korea	7.125%	4/16/19	1,500	1,650
7	Republic of Latvia	2.750%	1/12/20	1,000	1,013
7	Republic of Lithuania	7.375%	2/11/20	765	871
	Republic of Lithuania	7.375%	2/11/20	17,500	19,904
7	Republic of Lithuania	6.125%	3/9/21	7,400	8,366
	Republic of Lithuania	6.125%	3/9/21	42,564	48,090
	Republic of Namibia	5.250%	10/29/25	13,255	13,407
	Republic of Panama	8.875%	9/30/27	10,000	14,150
	Republic of Panama	9.375%	4/1/29	300	445
	Republic of Panama	8.125%	4/28/34	9,136	12,314
4	Republic of Panama	6.700%	1/26/36	2,400	3,109
	Republic of Poland	5.125%	4/21/21	16,505	18,135
	Republic of Poland	5.000%	3/23/22	10,730	11,803
	Republic of Romania	6.750%	2/7/22	6,150	7,128
10	Republic of Romania	2.750%	10/29/25	4,500	5,170
7	Republic of Serbia	5.250%	11/21/17	8,000	8,140
	Republic of Slovenia	5.500%	10/26/22	36,554	41,567
	Republic of the Philippines	4.000%	1/15/21	5,000	5,331
	Republic of Turkey	7.500%	7/14/17	42,510	42,988
	Republic of Turkey	6.750%	4/3/18	17,915	18,609
	Republic of Turkey	5.625%	3/30/21	13,370	14,155
	Republic of Turkey	4.875%	4/16/43	2,186	1,976
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,056
7	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	5,000	5,433
	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	18,656	20,289
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	5,310	5,339
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	1,800	1,911
7	Sinopec Group Overseas Development 2017
	Ltd.	3.625%	4/12/27	20,000	19,945
	Socialist Republic of Vietnam	4.800%	11/19/24	15,000	15,437
	State of Israel	3.150%	6/30/23	2,000	2,047
	State of Israel	2.875%	3/16/26	3,980	3,943
	State of Kuwait	2.750%	3/20/22	19,406	19,580
	State of Qatar	2.375%	6/2/21	775	771
	Statoil ASA	1.950%	11/8/18	2,000	2,002
	Statoil ASA	5.250%	4/15/19	4,000	4,250
	Statoil ASA	3.150%	1/23/22	3,000	3,083
	Statoil ASA	2.450%	1/17/23	3,000	2,983
	Statoil ASA	3.950%	5/15/43	3,191	3,107
	Sultanate of Oman	5.375%	3/8/27	8,000	8,344
7	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	987
	The Hashemite Kingdom of Jordan	5.750%	1/31/27	9,700	9,572

	United Mexican States	3.625%	3/15/22	61,656	63,623
	United Mexican States	4.000%	10/2/23	37,688	39,158
15	United Mexican States	5.750%	3/5/26	612,000	29,573
15	United Mexican States	7.500%	6/3/27	108,000	5,841
	United Mexican States	5.750%	10/12/10	2,585	2,640
	YPF SA	8.875%	12/19/18	2,500	2,713
Total Sovereign Bonds (Cost $1,786,830)					1,801,425
Taxable Municipal Bonds (0.2%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,086
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	1,250	1,285
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	9,850	11,418
	Illinois GO	5.000%	1/1/23	1,835	1,815
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.885%	1/1/21	1,000	1,026
	Johns Hopkins University Maryland GO	5.250%	7/1/19	199	211
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	6,822	6,907
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	4,923	4,944
6	Mississippi GO (Nissan North America, Inc.
	Project)	1.683%	11/1/17	5,520	5,517
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,718
	New York State Dormitory Authority Revenue
	(Employer Assessment)	3.892%	12/1/24	2,000	2,179
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	2,000	2,407
	San Diego County CA Regional Airport
	Authority Revenue	3.730%	7/1/21	800	827
	San Diego County CA Regional Airport
	Authority Revenue	5.594%	7/1/43	6,200	6,848
	Sonoma County CA Pension Obligation
	Revenue	6.000%	12/1/29	4,960	5,779
	Texas GO	3.682%	8/1/24	2,000	2,111
	University of California Revenue	2.054%	5/15/18	500	504
	University of California Revenue	2.300%	5/15/21	1,000	1,012
Total Taxable Municipal Bonds (Cost $61,283)					60,594
				Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
9	Lehman Brothers Holdings Inc. Pfd. (Cost $8,571)	7.250%		8,740	—
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
16	Vanguard Market Liquidity Fund (Cost
	$125,774)	1.034%		1,257,715	125,797
Total Investments (98.9%) (Cost $26,617,137)					26,846,094
			Expiration Date	Contracts
Liability for Options Written (0.0%)
Written Options on Futures (0.0%)

Call Options on 10-year-U.S. Treasury Note
Futures Contracts, Strike Price $126.50		5/26/17	502	(157)
Call Options on 10-year-U.S. Treasury Note
Futures Contracts, Strike Price $127.00		5/26/17	1,003	(203)
Call Options on 10-year-U.S. Treasury Note
Futures Contracts, Strike Price $127.50		5/26/17	998	(125)
Call Options on 10-year-U.S. Treasury Note
Futures Contracts, Strike Price $128.00		5/26/17	497	(39)
Total Options on Futures Written (Premiums received $906)				(524)
			Notional
			Amount
	Counterparty		($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX.NA.IG.28.V1 5-Year
Index, Strike: 62.5%	BARC	5/17/17	31,040	(13)
Call Swaptions on CDX.NA.IG.28.V1 5-Year
Index, Strike: 67.5%	BARC	5/17/17	62,095	(113)
Put Swaptions on CDX.NA.IG.28.V1 5-Year
Index, Strike: 72.5%	BARC	5/17/17	62,095	(13)
Total Credit Default Swaptions Written (Premiums $193)				(139)
Total Liability on Options Written (0.0%) (Premiums $1,099)				(663)
				Amount
				($000)
Other Assets and Liabilities-Net (1.1%)				304,386
Net Assets (100%)				27,150,480

1 Securities with a value of $7,738,000 have been segregated as collateral for open over-the-counter swap contracts.
2 Securities with a value of $10,962,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $24,938,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $3,367,995,000, representing 12.4% of net assets.
8 Face amount denominated in Australian dollars.
9 Non-income-producing security--security in default.
10 Face amount denominated in euro.
11 Face amount denominated in British pounds.
12 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13 Guaranteed by multiple countries.
14 Guaranteed by the Government of Japan.
15 Face amount denominated in Mexican peso.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,872,001	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,762,899	—
Corporate Bonds	—	18,223,374	4
Sovereign Bonds	—	1,801,425	—
Taxable Municipal Bonds	—	60,594	—
Convertible Preferred Stocks	—	—	—[1]
Temporary Cash Investments	125,797	—	—

Liability for Options Written	(524)	(139)	—
Futures Contracts—Assets[2]	155	—	—
Futures Contracts—Liabilities[2]	(17)	—	—
Forward Currency Contracts—Assets	—	1,639	—
Forward Currency Contracts—Liabilities	—	(9,458)	—
Swap Contracts—Assets	29[2]	1,710	—
Swap Contracts—Liabilities	(2882)	(7,751)	—
Total	125,152	26,706,294	4
1 Market value of Convertible Preferred Stocks based on Level 3 inputsbusch.
2 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2017	9,691	1,218,340	12,504
5-Year U.S. Treasury Note	June 2017	9,892	1,171,275	2,269
2-Year U.S. Treasury Note	June 2017	(3,158)	(684,052)	(876)
Ultra 10-Year U.S. Treasury Note	June 2017	3,580	484,922	592
Ultra Long U.S. Treasury Bond	June 2017	(1,949)	(317,565)	(2,882)
AUD 3-Year Treasury Bond	June 2017	(2,577)	(216,351)	(1,225)
30-Year U.S. Treasury Bond	June 2017	(811)	(124,058)	(2,116)

Euro-Bund	June 2017	(585)	(103,093)	(146)
AUD 10-Year Treasury Bond	June 2017	(833)	(80,912)	(1,380)
Euro-Bobl	June 2017	(515)	(73,972)	75
Long Gilt	June 2017	(329)	(54,659)	(782)
Euro-Buxl	June 2017	(63)	(11,609)	(121)
Euro-Schatz	June 2017	40	4,891	(3)
AUD 90-Day Bank Bill	June 2017	(4)	(2,983)	(1)
				5,910

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 90-Day Bank Bill, AUD 3-Year Treasury Bond, and AUD 10-Year Treasury Bond, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income or realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Credit Suisse International	5/15/17	EUR	43,000	USD	46,743	134
Deutsche Bank AG	5/15/17	EUR	14,500	USD	15,774	33
Deutsche Bank AG	5/15/17	EUR	4,900	USD	5,368	(27)
Goldman Sachs Bank AG	5/15/17	EUR	2,000	USD	2,125	55
Citibank, N.A.	5/15/17	EUR	1,000	USD	1,088	2
Citibank, N.A.	5/15/17	USD	34,993	MXN	657,940	140
JPMorgan Chase Bank N.A.	5/15/17	USD	329,452	AUD	438,623	1,102
Credit Suisse International	5/15/17	USD	243,751	EUR	229,438	(6,372)
Barclays Capital	5/15/17	USD	64,912	GBP	52,221	(2,755)
Citibank, N.A.	5/15/17	USD	14,001	AUD	18,500	153
BNP Paribas	5/15/17	USD	11,427	EUR	10,600	(128)
JPMorgan Chase Bank N.A.	5/15/17	USD	5,467	EUR	5,100	(92)
Barclays Capital	5/15/17	USD	2,482	AUD	3,300	11
Citibank, N.A.	5/15/17	USD	3,186	EUR	3,000	(84)
Goldman Sachs Bank AG	5/15/17	USD	1,206	AUD	1,600	9
						(7,819)

AUD--Australian dollar.
EUR--Euro.
GBP--British pound.
MXN--Mexican peso.
USD--U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended April 30, 2017, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps

					Periodic
					Premium	Unrealized
				Notional	Received	Appreciation
	Termination			Amount	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse		($000)	(%)	($000)
Credit Protection Sold
CDX-NA-IG-S28-V1	6/20/22	ICE	USD	38,701	1.000	(6)

Credit Protection Purchased
CDX-NA-HY-S28-V1	6/20/22	ICE	USD	76,354	(5.000)	(525)
iTraxx Europe Crossover Index-S27-
V1	6/20/22	ICE	EUR	24,300	(5.000)	(372)
iTraxx Europe Senior Financials-
S27-V1	6/20/22	ICE	EUR	232,475	(1.000)	(2,120)
iTraxx Europe-S27-V1	6/20/22	ICE	EUR	125,220	(1.000)	(665)
Total						(3,682)

EUR--Euro.
ICE--Intercontinental Exchange.
USD--U.S. dollar.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
Berkshire Hathaway
Inc./Aa2	6/20/21	GSI	3,110	(19)	1.000	47
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	15,000	18	1.000	337
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	4,655	(18)	1.000	81
Berkshire Hathaway
Inc./Aa2	6/20/22	BARC	15,760	(274)	1.000	32
Federation of Malaysia/A3	6/20/22	GSI	950	2	1.000	(2)
Kohls Corp./Baa2	6/20/21	GSI	1,600	42	1.000	3
Kohls Corp./Baa2	6/20/21	GSI	1,600	43	1.000	4

Kohls Corp./Baa2	6/20/21	GSI	3,200	85	1.000	9
Metlife Inc./A3	12/20/20	GSCM	5,625	-	1.000	91
Metlife Inc./A3	12/20/21	BARC	3,165	(5)	1.000	34
People's Republic of
China/A1	6/20/22	BNPSW	22,800	(202)	1.000	(211)
People's Republic of
China/Aa3	6/20/22	GSI	45,000	(279)	1.000	99
Republic of Chile/Aa3	6/20/22	BNPSW	8,955	(111)	1.000	(1)
Republic of Chile/Aa3	6/20/22	BARC	495	(4)	1.000	2
Republic of Indonesia/Baa3	6/20/22	BARC	30,000	590	1.000	184
Republic of Indonesia/Baa3	6/20/22	BNPSW	35,000	491	1.000	18
Republic of Peru/A3	6/20/22	CITNA	11,125	80	1.000	80
Republic of
Philippines/Baa2	6/20/22	BARC	40,000	(286)	1.000	66
Russian Federation/Ba1	6/20/17	GSCM	3,200	9	1.000	13
Total						886

Credit Protection Purchased
American International Group
Inc.	12/20/20	GSCM	2,835	(32)	(1.000)	(83)
American International Group
Inc.	12/20/20	GSCM	5,625	92	(1.000)	(10)
Avnet Inc.	12/20/21	GSI	1,580	(2)	(1.000)	(15)
Banco Bilbao Vizcaya
Argentaria SA	6/20/21	BOANA	24,495	(607)	(1.000)	(887)
Bank of America Corp.	3/20/20	GSCM	7,870	72	(1.000)	(84)
Bank of China Ltd.	6/20/22	BNPSW	22,800	4	(1.000)	40
Bank of China Ltd.	12/20/21	BNPSW	6,200	(20)	(1.000)	(59)
CMBX-NA-AAA-9	9/17/58	DBAG	5,030	(289)	(0.500)	(187)
CMBX-NA-AAA-9	9/17/58	MSCS	5,110	(274)	(0.500)	(170)
CMBX-NA-AAA-9	9/17/58	GSI	5,030	(294)	(0.500)	(191)
CMBX-NA-AAA-9	9/17/58	JPM	5,140	(259)	(0.500)	(154)
CMBX-NA-AAA-9	9/17/58	CSFBI	5,045	(178)	(0.500)	(75)
CMBX-NA-AAA-9	9/17/58	JPM	5,300	(199)	(0.500)	(91)
CMBX-NA-AAA-9	9/17/58	GSI	10,610	(400)	(0.500)	(184)
CMBX-NA-AAA-9	9/17/58	GSI	980	(40)	(0.500)	(20)
CMBX-NA-AAA-9	9/17/58	DBAG	6,440	(249)	(0.500)	(118)
CMBX-NA-AAA-9	9/17/58	MSCS	5,150	(217)	(0.500)	(112)

CMBX-NA-AAA-9	9/17/58	GSI	5,045	(178)	(0.500)	(75)
Commerzbank AG	6/20/21	BOANA	24,495	(377)	(1.000)	(627)
CVS Health Corp.	12/20/21	BARC	3,220	96	(1.000)	5
CVS Health Corp.	12/20/21	BOANA	15,000	452	(1.000)	32
Deutsche Bank AG	12/20/21	BARC	19,400	(240)	(1.000)	(249)
EI du Pont de Nemours & Co.	12/20/20	JPMC	10,230	179	(1.000)	(85)
Engie SA	6/20/22	JPMC	7,875	188	(1.000)	(20)
Engie SA	6/20/22	BNPSW	7,880	128	(1.000)	(88)
Federal Express Corp.	12/20/18	GSCM	7,840	40	(1.000)	(81)
Federative Republic of Brazil	12/20/25	GSCM	2,485	(572)	(1.000)	(260)
Federative Republic of Brazil	12/20/25	BOANA	3,885	(959)	(1.000)	(470)
Federative Republic of Brazil	6/20/22	DBAG	18,100	(1,107)	(1.000)	(147)
Federative Republic of Brazil	6/20/22	BARC	4,250	(255)	(1.000)	(29)
Federative Republic of Brazil	6/20/22	BOANA	20,268	(1,218)	(1.000)	(142)
Federative Republic of Brazil	6/20/22	BOANA	9,300	(559)	(1.000)	(65)
Federative Republic of Brazil	6/20/22	BNPSW	10,000	(639)	(1.000)	(109)
JPMorgan Chase Bank N.A.	12/20/20	MSCS	25,000	113	(1.000)	(475)
Lincoln National Corp.	6/20/21	BARC	1,555	(35)	(1.000)	(59)
Lincoln National Corp.	6/20/21	BARC	1,550	35	(1.000)	11
Lincoln National Corp.	12/20/21	BARC	3,165	(7)	(1.000)	(45)
Lincoln National Corp.	6/20/21	BARC	10,000	(181)	(1.000)	(334)
McDonalds Corp.	6/20/22	GSI	12,325	402	(1.000)	(49)
McKesson Corp.	3/20/19	JPMC	6,360	84	(1.000)	(23)
McKesson Corp.	3/20/19	JPMC	6,360	82	(1.000)	(25)
Qantas Airways Ltd.	12/20/21	DBAG	3,190	(86)	(1.000)	(78)
Republic of Austria	9/20/17	BNPSW	1,200	(2)	(1.000)	(7)
Republic of Colombia	6/20/22	GSI	12,134	(218)	(1.000)	(76)
Republic of Colombia	6/20/22	BARC	8,000	(166)	(1.000)	(72)
Republic of Korea	9/20/18	JPMC	2,000	5	(1.000)	(17)
Republic of South Africa	6/20/22	BOANA	18,700	(830)	(1.000)	(40)
Republic of Turkey	6/20/22	BNPSW	9,300	(724)	(1.000)	(277)
Republic of Turkey	12/20/19	GSCM	26,350	(359)	(1.000)	(344)

Royal Bank of Scotland plc	12/20/20	BNPSW	6,510	40	(1.000)	(64)
Societe Generale SA	12/20/21	JPMC	14,675	83	(1.000)	(207)
Standard Chartered Bank	12/20/21	JPMC	7,945	(17)	(1.000)	(166)
Wells Fargo & Co.	9/20/20	BOANA	9,700	81	(1.000)	(168)
Total						(7,325)
						(6,439)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA--Citi Bank N.A.
CSFBI--Credit Suisse First Boston International.
DBAG--Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
					Fixed	Floating
					Interest	Interest
					Rate	Rate		Unrealized
	Future			Notional	Received	Received		Appreciation
	Effective			Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Date		Clearinghouse	($000)	(%)	(%)		($000)
5/17/17	N/A		CME	3,900	1.036	(0.994)	2	-
6/17/17	N/A		LCH	2,925	0.736	(0.994)	2	(1)
7/17/17	N/A		CME	3,900	0.781	(0.994)	2	(3)
9/15/17	N/A		CME	2,508	3.520	(0.994)	2	(154)
9/15/17	N/A		CME	2,792	3.363	(0.994)	2	(163)
9/15/17	N/A		LCH	5,910	0.755	(0.994)	2	16
9/15/17	N/A		CME	340	2.532	(0.994)	2	(13)
10/16/17	N/A		CME	7,000	0.749	(0.994)	2	12
11/27/17	N/A		CME	3,580	0.664	(0.992)	2	(11)
6/21/18	6/21/17	1	CME	35,155	1.000	-	3	42

6/21/19	6/21/17	1	CME	69,537	(1.250)	-	3	(282)
1/20/20	N/A		CME	20,920	1.224	(0.993)	2	(205)
1/21/20	N/A		CME	3,130	1.363	(0.991)	2	(19)
4/15/20	N/A		LCH	14,650	1.344	(0.994)	2	(120)
6/15/20	N/A		CME	2,050	(0.930)	(0.994)	2	(45)
6/21/20	6/21/17	1	CME	65,543	(1.250)	-	3	(523)
7/15/20	N/A		CME	8,920	1.571	(0.994)	2	(24)
6/21/21	6/21/17	1	CME	16,918	(1.250)	-	3	(197)
6/21/24	6/21/17	1	CME	42,000	(1.500)	-	3	(892)
	Total							(2,582)
CME--Chicago Mercantile Exchange.

LCH--London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Over-the-Counter Interest Rate Swaps
			Fixed	Floating
			Interest
			Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Counterparty	($000)	(%)	(%)		($000)
12/26/17	GSCM	3,448	0.625	(0.991)	1	(10)
8/15/18	BNPSW	3,862	0.715	(0.994)	1	(7)
4/25/19	WFC	2,396	2.756	(1.156)	2	42
4/25/20	GSCM	2,223	2.794	(1.156)	2	49
4/1/21	WFC	3,807	0.965	(0.983)	1	(41)
6/25/21	GSCM	5,302	3.143	(1.153)	2	148
11/25/22	BARC	10,821	2.758	(1.052)	2	283
9/25/29	GSCM	9,769	1.794	(0.991)	1	(66)
Total						398
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
GSCM--Goldman Sachs Bank USA.

WFC--Wells Fargo Bank N.A.
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2017, the counterparties had deposited in segregated accounts securities with a value of $5,755,000 in connection with open swap contracts and forward currency contracts.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At April 30, 2017, the cost of investment securities for tax purposes was $26,629,091,000. Net unrealized appreciation of investment securities for tax purposes was $217,003,000, consisting of unrealized gains of $421,072,000 on securities that had risen in value since their purchase and $204,069,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments (unaudited)
As of April 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.5%)
U.S. Government Securities (9.3%)
	United States Treasury Inflation Indexed
	Bonds	1.625%	1/15/18	30,360	35,788
1	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/18	193,850	204,669
	United States Treasury Note/Bond	1.250%	3/31/19	100	100
	United States Treasury Note/Bond	1.625%	3/15/20	1,200	1,206
	United States Treasury Note/Bond	1.375%	5/31/21	3,500	3,455
	United States Treasury Note/Bond	1.625%	5/31/23	4,000	3,913
					249,131
Agency Bonds and Notes (2.9%)
2	Federal Home Loan Banks	1.250%	6/8/18	7,500	7,507
2	Federal Home Loan Banks	0.875%	6/29/18	1,750	1,744
2	Federal Home Loan Banks	0.625%	8/7/18	190	188
2	Federal Home Loan Banks	0.875%	10/1/18	5,000	4,971
2	Federal Home Loan Banks	1.750%	12/14/18	7,500	7,553
2	Federal Home Loan Banks	1.250%	1/16/19	4,650	4,643
2	Federal Home Loan Banks	1.375%	3/18/19	12,750	12,754
2	Federal Home Loan Banks	0.875%	8/5/19	6,000	5,927
2	Federal Home Loan Banks	1.000%	9/26/19	2,000	1,979
3	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	3,220	3,201
3	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	1,600	1,593
3	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	1,200	1,186
3	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	2,100	2,099
3	Federal National Mortgage Assn.	1.125%	7/20/18	500	500
3	Federal National Mortgage Assn.	1.125%	12/14/18	7,500	7,478
3	Federal National Mortgage Assn.	1.000%	2/26/19	700	696
3	Federal National Mortgage Assn.	0.875%	8/2/19	3,350	3,309
3	Federal National Mortgage Assn.	1.000%	8/28/19	1,050	1,040
3	Federal National Mortgage Assn.	1.000%	10/24/19	2,900	2,869
3	Federal National Mortgage Assn.	1.500%	2/28/20	3,950	3,947
	Private Export Funding Corp.	4.375%	3/15/19	1,000	1,053
					76,237
Nonconventional Mortgage-Backed Securities (0.3%)
3,4,5Fannie Mae REMICS 2012-60E		1.391%	6/25/42	2,471	2,474
3,4,5Fannie Mae REMICS 2016-62		1.391%	9/25/46	1,289	1,294
3,4,5Fannie Mae REMICS 2016-93		1.341%	12/25/46	3,235	3,237
					7,005
Total U.S. Government and Agency Obligations (Cost $334,505)					332,373
Asset-Backed/Commercial Mortgage-Backed Securities (40.6%)
4	Ally Auto Receivables Trust 2014-1	2.040%	12/15/19	12,290	12,342
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	651	652
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	800	800
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	40	40
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	1,317	1,318
4	Ally Auto Receivables Trust 2016-1	1.470%	4/15/20	1,500	1,500
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	14,195	14,203
4	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	1,625	1,626

4,5	Ally Master Owner Trust Series 2014-5	1.484%	10/15/19	12,000	12,014
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	2,030	2,031
4,5	American Express Credit Account Master
	Trust 2008-2	2.254%	9/15/20	1,300	1,312
4,5	American Express Credit Account Master
	Trust 2013-1	1.414%	2/16/21	6,336	6,355
4,5	American Express Credit Account Master
	Trust 2014-5	1.284%	5/15/20	13,410	13,420
4,5	American Express Credit Account Secured
	Note Trust 2012-4	1.234%	5/15/20	10,000	10,006
4,5	American Express Credit Account Secured
	Note Trust 2012-4	1.544%	5/15/20	168	168
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	1	1
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	20	20
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	64	65
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	735	737
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	39	39
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	160	160
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	150	150
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	255	258
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	330	335
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	810	812
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	110	111
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	300	300
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	40	40
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	40	40
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	70	72
4	AmeriCredit Automobile Receivables Trust
	2016-3	1.370%	11/8/19	2,872	2,872
4	AmeriCredit Automobile Receivables Trust
	2016-4	1.340%	4/8/20	4,179	4,177
4	AmeriCredit Automobile Receivables Trust
	2016-4	1.530%	7/8/21	310	309
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	345	343
4	AmeriCredit Automobile Receivables Trust
	2017-1	1.510%	5/18/20	8,500	8,500
4,6	ARI Fleet Lease Trust 2015-A	1.110%	11/15/18	388	385
4,6	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	226	224
4,6	ARL Second LLC 2014-1A	2.920%	6/15/44	287	280
4,6	Avis Budget Rental Car Funding AESOP LLC
	2012-2A	2.802%	5/20/18	217	217

4,6	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	150	150
4,6	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	8,555	8,681
4,5	BA Credit Card Trust 2007-A4	1.034%	11/15/19	1,101	1,101
4,5	BA Credit Card Trust 2014-A3	1.284%	1/15/20	14,000	14,009
4	BA Credit Card Trust 2015-A2	1.360%	9/15/20	850	849
4	Banc of America Commercial Mortgage Trust
	2008-1	6.403%	2/10/51	119	120
4	Banc of America Commercial Mortgage Trust
	2008-1	6.447%	2/10/51	17	17
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	144	145
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	116	116
4,5,6BMW Floorplan Master Owner Trust 2015-1A		1.494%	7/15/20	4,255	4,261
4	BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	3,250	3,252
4	BMW Vehicle Lease Trust 2016-2	1.230%	1/22/19	4,497	4,494
4,5	Brazos Higher Education Authority Inc. Series
	2011-1	1.852%	2/25/30	200	198
4,5,6Cabela's Credit Card Master Note Trust 2013-
	2A	1.644%	8/16/21	9,925	9,971
4,5	Cabela's Credit Card Master Note Trust 2016-
	1	1.844%	6/15/22	2,780	2,810
4	California Republic Auto Receivables Trust
	2013-2	1.230%	3/15/19	23	23
4,6	California Republic Auto Receivables Trust
	2015-4	2.040%	1/15/20	2,000	2,006
4,6	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	81	82
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	1,496	1,494
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	240	240
4	California Republic Auto Receivables Trust
	2017-1	1.550%	11/15/19	11,000	10,993
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	81	82
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	58	58
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	82	82
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	26	26
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	97	97
4	Capital Auto Receivables Asset Trust 2014-3	3.940%	4/20/23	500	512
4	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	800	801
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	260	261
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	500	503
4	Capital Auto Receivables Asset Trust 2015-4	1.620%	3/20/19	1,500	1,502
4	Capital Auto Receivables Asset Trust 2016-1	1.980%	10/20/20	1,500	1,505
4	Capital Auto Receivables Asset Trust 2016-2	1.460%	6/22/20	2,250	2,246
4	Capital Auto Receivables Asset Trust 2016-3	1.360%	4/22/19	1,892	1,892
4	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	70	70
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	70	70
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
4,5	Capital One Multi-Asset Execution Trust 2007-
	A5	1.034%	7/15/20	1,168	1,168
4	Capital One Multi-Asset Execution Trust 2015-
	A7	1.450%	8/16/21	2,100	2,098

4,5	Capital One Multi-Asset Execution Trust 2016-
	A1	1.444%	2/15/22	4,190	4,213
4,5,6CARDS II Trust 2015-2A		1.514%	7/15/20	2,000	2,001
4,5,6CARDS II Trust 2016-1A		1.694%	7/15/21	13,885	13,929
4	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	2,022	2,027
4	CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	1,100	1,101
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	73	73
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	95	96
4	CarMax Auto Owner Trust 2016-1	1.610%	11/16/20	1,000	1,000
4	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	5,000	4,971
4	CarMax Auto Owner Trust 2016-4	1.210%	11/15/19	13,000	12,981
4,5	Chase Issuance Trust 2013-A7	1.424%	9/15/20	1,000	1,004
4	Chase Issuance Trust 2015-A5	1.360%	4/15/20	400	400
4,5	Chase Issuance Trust 2016-A1	1.404%	5/17/21	155	156
4	Chase Issuance Trust 2016-A6	1.100%	1/15/20	30,000	29,941
4,6	Chesapeake Funding II LLC 2016-1A	2.110%	3/15/28	924	923
4,6	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	2,390	2,382
4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	24	24
4,6	Chrysler Capital Auto Receivables Trust 2013-
	BA	1.270%	3/15/19	199	199
4,6	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	800	809
4,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	1.910%	3/16/20	2,100	2,105
4,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	500	508
4,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	1.960%	1/18/22	1,110	1,112
4,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	70	71
4,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	570	583
4,6	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.360%	1/15/20	4,500	4,497
4,6	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	40	40
4,5	Citibank Credit Card Issuance Trust 2013-A2	1.268%	5/26/20	13,287	13,316
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	1,100	1,102
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	1,000	1,016
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	1.199%	3/10/47	25	25
4,6	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	279	278
4,5,6Colony American Homes 2014-1A		2.144%	5/17/31	132	132
4,5,6Colony American Homes 2014-1A		2.344%	5/17/31	100	100
4,5,6Colony American Homes 2014-2		2.344%	7/17/31	100	100
4,5,6Colony American Homes 2015-1A		2.194%	7/17/32	207	207
4	COMM 2013-CCRE10 Mortgage Trust	1.278%	8/10/46	137	136
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,000	1,016
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	62	61
4	COMM 2013-CCRE6 Mortgage Trust	0.719%	3/10/46	12	11
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,000	1,012
4	COMM 2014-CCRE14 Mortgage Trust	1.330%	2/10/47	19	19
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	100	102
4	COMM 2014-CCRE15 Mortgage Trust	1.218%	2/10/47	164	164

4	COMM 2014-CCRE16 Mortgage Trust	1.445%	4/10/47	42	42
4	COMM 2014-CCRE17 Mortgage Trust	1.275%	5/10/47	66	65
4	COMM 2014-CCRE18 Mortgage Trust	1.442%	7/15/47	149	149
4	COMM 2014-CCRE21 Mortgage Trust	1.494%	12/10/47	334	331
4	COMM 2014-UBS5 Mortgage Trust	1.373%	9/10/47	162	162
4	COMM 2015-CCRE25 Mortgage Trust	1.737%	8/10/48	316	314
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.507%	2/15/41	120	122
4,6	Dell Equipment Finance Trust 2016-1	1.430%	9/24/18	3,865	3,866
4,6	Dell Equipment Finance Trust 2016-1	1.650%	7/22/21	2,000	1,996
4,6	Dell Equipment Finance Trust 2017-1	1.860%	6/24/19	3,500	3,500
4,5	Discover Card Execution Note Trust 2012-A4	1.364%	11/15/19	297	297
4,5	Discover Card Execution Note Trust 2013-A1	1.294%	8/17/20	400	401
4,5	Discover Card Execution Note Trust 2015-A1	1.344%	8/17/20	2,196	2,200
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	2,500	2,497
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,000	1,000
4,5	Discover Card Execution Note Trust 2016-A2	1.534%	9/15/21	330	332
4,6	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	303	305
4,6	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	200	201
4,6	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	145	147
4,6	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	247	248
4,6	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	11,815	11,955
4,6	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	270	275
4,6	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	1,137	1,138
4,6	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	340	342
4,6	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	10,570	10,705
4,6	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	2,200	2,258
4,6	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	1,380	1,381
4,6	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	1,110	1,111
4,6	Drive Auto Receivables Trust 2016-C	3.020%	11/15/21	7,500	7,586
4,6	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	1,240	1,264
4,6	Drive Auto Receivables Trust 2017-AA	1.480%	3/15/19	10,250	10,248
4,6	Drive Auto Receivables Trust 2017-AA	1.770%	1/15/20	10,010	10,003
4,6	Drive Auto Receivables Trust 2017-BA	1.740%	6/17/19	15,000	15,003
4,6	Drive Auto Receivables Trust 2017-BA	2.200%	5/15/20	7,500	7,507
4,6	Enterprise Fleet Financing LLC Series 2014-1	1.380%	9/20/19	3,127	3,127
4,6	Enterprise Fleet Financing LLC Series 2015-1	1.300%	9/20/20	89	88
4,6	Enterprise Fleet Financing LLC Series 2015-2	1.590%	2/22/21	780	776
4,6	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	1,690	1,689
4,6	Enterprise Fleet Financing LLC Series 2016-1	1.830%	9/20/21	953	948
4,6	Enterprise Fleet Financing LLC Series 2016-2	1.740%	2/22/22	3,000	2,982
4,6	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	3,000	2,999
4,5,6Evergreen Credit Card Trust Series 2016-1		1.714%	4/15/20	4,665	4,687
4,5,6Evergreen Credit Card Trust Series 2016-3		1.494%	11/16/20	1,230	1,234
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C03	2.491%	7/25/25	19	19
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C04	2.591%	4/25/28	116	116
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C04	2.691%	4/25/28	68	68
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C04	2.441%	1/25/29	292	295
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C05	2.341%	1/25/29	873	878
4,5	First National Master Note Trust 2015-1	1.764%	9/15/20	540	541
4,5	First National Master Note Trust 2017-1	1.391%	4/18/22	4,360	4,361
4,6	Flagship Credit Auto Trust 2016-4	1.470%	3/16/20	5,312	5,306

4,6	Flagship Credit Auto Trust 2017-1	1.930%	12/15/21	10,841	10,840
4,6	Flagship Credit Auto Trust 2017-1	2.830%	3/15/23	3,000	3,003
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	3,665	3,665
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	490	491
4	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	500	502
4,6	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	5,300	5,352
4,6	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	800	803
4,6	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,700	1,716
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	1,000	1,000
4	Ford Credit Auto Owner Trust 2016-A	1.390%	7/15/20	1,250	1,248
4	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	700	696
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	160	159
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.730%	9/15/19	2,000	2,004
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	1.494%	2/15/21	1,265	1,271
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	827	832
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.344%	8/15/19	895	895
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	250	250
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2015-1	1.394%	1/15/20	6,250	6,258
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2015-4	1.594%	8/15/20	4,280	4,295
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-4	1.770%	8/15/20	1,400	1,402
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.894%	2/15/21	4,760	4,807
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.524%	7/15/20	1,695	1,699
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-5	1.454%	11/15/21	8,000	8,026
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.241%	10/25/28	118	118
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	3.191%	10/25/28	250	255
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.091%	12/25/28	167	168
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.991%	12/25/28	250	255
4,6	FRS I LLC 2013-1A	1.800%	4/15/43	33	32
4,6	FRS I LLC 2013-1A	3.080%	4/15/43	1,748	1,718
4	GM Financial Automobile Leasing Trust 2015-
	2	1.680%	12/20/18	7,755	7,766
4	GM Financial Automobile Leasing Trust 2015-
	2	2.420%	7/22/19	250	251
4	GM Financial Automobile Leasing Trust 2015-
	2	2.990%	7/22/19	120	121
4	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	2,600	2,603

4	GM Financial Automobile Leasing Trust 2015-
	3	2.320%	11/20/19	50	50
4	GM Financial Automobile Leasing Trust 2015-
	3	2.980%	11/20/19	120	121
4	GM Financial Automobile Leasing Trust 2015-
	3	3.480%	8/20/20	2,144	2,178
4	GM Financial Automobile Leasing Trust 2016-
	1	1.790%	3/20/20	150	149
4	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	240	240
4	GM Financial Automobile Leasing Trust 2016-
	3	1.350%	2/20/19	7,885	7,874
4	GM Financial Automobile Leasing Trust 2017-
	1	2.260%	8/20/20	1,800	1,806
4,6	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	450	450
4,6	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	820	818
4,5,6GMF Floorplan Owner Revolving Trust 2016-1		1.844%	5/17/21	1,130	1,140
4,6	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	300	301
4,6	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	220	220
4,5,6Golden Credit Card Trust 2014-2A		1.444%	3/15/21	3,335	3,334
4,5,6Golden Credit Card Trust 2015-1A		1.434%	2/15/20	3,490	3,492
4,5,6Golden Credit Card Trust 2015-3A		1.414%	7/15/19	2,150	2,151
4,5,6Golden Credit Card Trust 2016-1A		1.594%	1/15/20	2,410	2,414
4,6	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	5,660	5,617
4,5,6Gosforth Funding 2016-1A plc		1.739%	2/15/58	1,037	1,040
4,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2017-1	1.720%	4/22/19	5,000	4,997
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,000	1,009
4	GS Mortgage Securities Trust 2014-GC22	1.290%	6/10/47	33	33
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	467	467
4	Harley-Davidson Motorcycle Trust 2015-2	1.300%	3/16/20	2,412	2,410
4,5,6Hertz Fleet Lease Funding LP 2016-1		2.089%	4/10/30	2,500	2,499
4,6	Hertz Vehicle Financing II LP 2015-2A	2.020%	9/25/19	2,135	2,104
4,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	5,560	5,545
4,6	Hertz Vehicle Financing LLC 2016-1A	2.320%	3/25/20	2,100	2,100
4,6	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	420	417
4	Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	800	799
4	Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	1,177	1,176
4	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	290	290
4	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	2,750	2,743
4,6	Hyundai Auto Lease Securitization Trust
	2015-B	1.660%	7/15/19	1,000	1,002
4,6	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	250	251
4,6	Hyundai Auto Lease Securitization Trust
	2016-A	1.600%	7/15/19	1,000	1,001
4,6	Hyundai Auto Lease Securitization Trust
	2016-C	1.300%	3/15/19	6,886	6,878
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	35	35
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	60	60
4	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	1,000	1,000
4	Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,000	1,000
4	Hyundai Auto Receivables Trust 2016-B	1.120%	10/15/19	8,278	8,263
4,6	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	320	320
5	Illinois Student Assistance Commission Series
	2010-1	2.206%	4/25/22	37	37

4,5,6Invitation Homes 2014-SFR1 Trust		2.494%	6/17/31	223	223
4,5,6Invitation Homes 2014-SFR2 Trust		2.594%	9/17/31	100	100
4,5,6Invitation Homes 2015-SFR2 Trust		2.344%	6/17/32	98	98
4	John Deere Owner Trust 2015-B	1.440%	10/15/19	1,600	1,600
4	John Deere Owner Trust 2016-B	1.490%	5/15/23	130	129
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	13	14
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	94	95
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	58	59
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	302	308
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	1.303%	1/15/46	27	27
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	253	253
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	1.268%	7/15/47	235	235
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	104	106
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	398	404
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	1.247%	1/15/47	21	21
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	1.254%	2/15/47	115	114
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	1.266%	4/15/47	168	168
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	1.322%	8/15/47	95	94
4,6	Kubota Credit Owner Trust 2014-1A	1.160%	5/15/18	58	58
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	89	90
4,5,6Master Credit Card Trust II Series 2016-1A		1.728%	9/23/19	3,670	3,684
4	Mercedes-Benz Auto Lease Trust 2016-B	1.150%	1/15/19	4,500	4,497
4	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.340%	12/16/19	1,100	1,099
4,5,6Mercedes-Benz Master Owner Trust 2015-BA		1.374%	4/15/20	1,000	1,001
4,5,6Mercedes-Benz Master Owner Trust 2016-AA		1.574%	5/15/20	3,500	3,513
4,5,6Mercedes-Benz Master Owner Trust 2016-B		1.694%	5/17/21	2,560	2,583
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	25	25
4,6	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	75	76
4,6	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	94	94
4,6	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	4,250	4,250
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	986	998
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	1.313%	10/15/46	164	163
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	1.551%	8/15/47	168	167
4	Morgan Stanley Capital I Trust 2007-IQ15	6.126%	6/11/49	73	74
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	94	95
4,5	Navient Student Loan Trust 2015-2	1.271%	11/25/24	728	728
4,5	Navient Student Loan Trust 2015-3	1.311%	7/25/30	576	576
4,5,6Navient Student Loan Trust 2016-2		1.741%	6/25/65	526	527
4,5,6Navient Student Loan Trust 2016-3		1.591%	6/25/65	592	594
4,5,6Navient Student Loan Trust 2016-6A		1.471%	3/25/66	10,034	10,052

4,5,6Navient Student Loan Trust 2017-1		1.391%	7/26/66	24,166	24,178
4,5,6Navient Student Loan Trust 2017-3A		1.361%	7/26/66	12,250	12,250
4,5,6Navistar Financial Dealer Note Master Trust II
	2016-1A	2.341%	9/27/21	1,480	1,483
4,5	New Mexico Educational Assistance
	Foundation 2013-1	1.683%	1/2/25	94	93
4,6	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	350	353
4	Nissan Auto Lease Trust 2014-B	1.290%	3/16/20	109	109
4	Nissan Auto Lease Trust 2016-A	1.650%	10/15/21	1,060	1,060
4	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	2,220	2,216
4	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	117	117
4	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	1,500	1,498
4	Nissan Auto Receivables 2016-A Owner Trust	1.340%	10/15/20	2,000	1,993
4	Nissan Auto Receivables 2016-B Owner Trust	1.320%	1/15/21	500	498
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	61	61
4,5	Nissan Master Owner Trust Receivables
	Series 2016-A	1.634%	6/15/21	2,000	2,012
5	North Carolina State Education Assistance
	Authority 2011-1	2.056%	1/26/26	42	42
4,5,6Pepper Residential Securities Trust 2016A-
	A1U2	1.640%	3/13/18	18,375	18,414
4,5,6Pepper Residential Securities Trust 2017A-
	A1UA	2.089%	3/10/58	6,666	6,666
4,5,6Pepper Residential Securities Trust 2018A-
	A1UA	1.947%	3/12/47	42,000	41,841
4,5,6PFS Financing Corp. 2015-AA		1.614%	4/15/20	100	100
4,5,6PFS Financing Corp. 2016-A		2.194%	2/18/20	3,070	3,083
4,5,6PFS Financing Corp. 2017-AA		1.570%	3/15/21	10,000	10,003
4,6	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	400	400
4,5,6Resimac Premier Series 2016-1A		2.379%	10/10/47	2,891	2,908
4,5,6Resimac Premier Series 2017-1A		1.940%	9/11/48	32,000	32,000
	Royal Bank of Canada	2.200%	9/23/19	855	859
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	24	24
4	Santander Drive Auto Receivables Trust
	2014-4	2.600%	11/16/20	3,000	3,017
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	104	104
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	413	413
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	400	402
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	400	405
4	Santander Drive Auto Receivables Trust
	2016-1	1.620%	3/16/20	2,000	2,002
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	230	232
4	Santander Drive Auto Receivables Trust
	2016-2	1.560%	5/15/20	2,880	2,880
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	170	170
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	111

4	Santander Drive Auto Receivables Trust
	2016-3	1.340%	11/15/19	4,576	4,576
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	540	539
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	5,440	5,441
4	Santander Drive Auto Receivables Trust
	2017-1	1.490%	2/18/20	9,600	9,599
4	Santander Drive Auto Receivables Trust
	2017-1	1.770%	9/15/20	2,740	2,741
4,6	Securitized Term Auto Receivables Trust
	2016-1A	1.284%	11/26/18	9,152	9,138
4,6	Securitized Term Auto Receivables Trust
	2017-1A	1.510%	4/25/19	15,000	14,986
4,5,6Silver Bay Realty 2014-1 Trust		2.444%	9/17/31	100	100
4,6	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	67	69
4,6	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	8,005	8,093
4,6	SLM Private Education Loan Trust 2012-D	2.950%	2/15/46	10,208	10,274
4,6	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	100	100
4,5,6SLM Private Education Loan Trust 2013-C		2.394%	10/15/31	9,173	9,283
4,5	SLM Student Loan Trust 2005-5	1.256%	4/25/25	121	121
4	SMART ABS Series 2016-2US Trust	1.450%	8/14/19	10,875	10,852
4,5,6SMB Private Education Loan Trust 2015-A		1.594%	7/17/23	2,438	2,439
4,5,6SMB Private Education Loan Trust 2016-A		1.694%	5/15/23	1,063	1,063
4,5,6SMB Private Education Loan Trust 2016-B		1.644%	11/15/23	1,804	1,807
4,5,6SMB Private Education Loan Trust 2016-C		1.544%	11/15/23	4,561	4,566
4,5,6SMB Private Education Loan Trust 2017-A		1.444%	6/17/24	4,350	4,350
4,6	SoFi Professional Loan Program 2016-B LLC	1.680%	3/25/31	1,093	1,093
4,6	SoFi Professional Loan Program 2016-C LLC	1.480%	5/26/31	1,348	1,343
4,6	SoFi Professional Loan Program 2016-D LLC	1.530%	4/25/33	5,273	5,259
4,6	SoFi Professional Loan Program 2016-E LLC	1.630%	1/25/36	2,721	2,717
4,6	SoFi Professional Loan Program 2017-A LLC	1.550%	3/26/40	4,719	4,707
4,6	SoFi Professional Loan Program 2017-B LLC	1.830%	5/25/40	9,000	9,004
4,5,6SWAY Residential 2014-1 Trust		2.294%	1/17/32	134	134
4	Synchrony Credit Card Master Note Trust
	2014-1	1.610%	11/15/20	7,225	7,234
4	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	250	250
4	Synchrony Credit Card Master Note Trust
	2015-3	1.740%	9/15/21	2,750	2,752
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,180	1,186
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	4,640	4,613
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	3,190	3,164
4	Synchrony Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	205	205
4,6	TCF Auto Receivables Owner Trust 2016-PT1	1.930%	6/15/22	8,722	8,717
4,6	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	108	108
4	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	410	407
4,5,6Trillium Credit Card Trust II 2016-1A		1.711%	5/26/21	9,140	9,178
4	USAA Auto Owner Trust 2015-1	1.540%	11/16/20	1,400	1,399
4,6	Verizon Owner Trust 2016-2A	1.680%	5/20/21	2,130	2,127
4,6	Verizon Owner Trust 2017-1A	2.060%	9/20/21	8,500	8,543
4	Volkswagen Auto Lease Trust 2015-A	1.250%	12/20/17	255	255
4,5,6Volkswagen Credit Auto Master Trust 2014-1		1.343%	7/22/19	25,000	25,003

4,6	Volkswagen Credit Auto Master Trust 2014-
	1A	1.400%	7/22/19	5,869	5,865
4,6	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	160	160
4,6	Volvo Financial Equipment LLC Series 2017-
	1A	1.550%	10/15/19	12,000	11,998
4,6	Volvo Financial Equipment LLC Series 2017-
	1A	1.920%	3/15/21	6,000	6,007
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	6.179%	2/15/51	10	10
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	244	243
4,5	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2014-1	1.373%	7/20/19	10,000	10,003
4,5	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2014-2	1.443%	10/20/19	12,575	12,584
4,5	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2015-1	1.493%	1/20/20	3,201	3,204
4,6	Wendys Funding LLC 2015-1A	3.371%	6/15/45	8,097	8,145
6	Westpac Banking Corp.	1.375%	5/30/18	6,500	6,476
6	Westpac Banking Corp.	1.850%	11/26/18	5,151	5,158
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	85	86
4	WFRBS Commercial Mortgage Trust 2013-
	C16	1.406%	9/15/46	40	40
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	100	102
4	WFRBS Commercial Mortgage Trust 2013-
	UBS1	1.122%	3/15/46	19	19
4,6	Wheels SPV 2 LLC 2015-1A	1.810%	4/22/24	200	200
4,6	Wheels SPV 2 LLC 2016-1A	1.590%	5/20/25	1,500	1,501
4	World Financial Network Credit Card Master
	Note Trust Series 2014-C	1.540%	8/16/21	1,450	1,451
4,5	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.474%	2/15/22	19,370	19,425
4	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	420	421
4	World Omni Auto Receivables Trust 2016-B	1.100%	1/15/20	8,622	8,605
4	World Omni Automobile Lease Securitization
	Trust 2017-A	2.320%	8/15/22	1,530	1,535
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,081,558)					1,081,561
Corporate Bonds (36.5%)
Finance (14.8%)
	Banking (12.1%)
7	ABN AMRO Bank NV	4.750%	2/5/19	1,000	775
	American Express Credit Corp.	1.125%	6/5/17	1,540	1,540
	American Express Credit Corp.	1.550%	9/22/17	1,930	1,931
	American Express Credit Corp.	1.800%	7/31/18	645	646
	American Express Credit Corp.	1.700%	10/30/19	2,000	1,988
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	500	501
	Australia & New Zealand Banking Group Ltd.	1.500%	1/16/18	842	841
	Bank of America Corp.	6.400%	8/28/17	229	233
	Bank of America Corp.	6.000%	9/1/17	679	689
	Bank of America Corp.	5.750%	12/1/17	1,000	1,024
	Bank of America Corp.	2.000%	1/11/18	2,300	2,306
5,7	Bank of America Corp.	3.200%	8/23/18	3,000	2,265
	Bank of America Corp.	2.650%	4/1/19	750	759
	Bank of Nova Scotia	1.300%	7/21/17	62	62

	Bank of Nova Scotia	1.650%	6/14/19	200	199
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	1,500	1,498
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.700%	9/9/18	1,000	1,010
6	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	9,020	8,983
	BB&T Corp.	1.450%	1/12/18	451	451
	Bear Stearns Cos. LLC	6.400%	10/2/17	14	14
	BPCE SA	1.613%	7/25/17	214	214
7	BPCE SA	4.500%	4/17/18	1,500	1,141
	Branch Banking & Trust Co.	2.100%	1/15/20	8,500	8,525
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	842	841
	Capital One Bank USA NA	2.150%	11/21/18	300	301
	Capital One NA	1.650%	2/5/18	6,925	6,922
	Capital One NA	1.500%	3/22/18	342	342
	Citigroup Inc.	1.550%	8/14/17	44	44
	Citigroup Inc.	1.850%	11/24/17	930	932
	Citigroup Inc.	1.700%	4/27/18	2,200	2,199
	Citigroup Inc.	2.050%	12/7/18	1,500	1,502
	Citigroup Inc.	2.550%	4/8/19	625	631
	Commonwealth Bank of Australia	1.400%	9/8/17	850	850
	Commonwealth Bank of Australia	1.900%	9/18/17	250	250
6	Commonwealth Bank of Australia	4.650%	6/15/18	9,200	9,441
	Commonwealth Bank of Australia	1.750%	11/2/18	4,200	4,195
	Commonwealth Bank of Australia	2.250%	3/13/19	5,650	5,684
	Cooperatieve Rabobank UA	2.250%	1/14/19	14,500	14,597
6	Credit Agricole SA	3.000%	10/1/17	2,900	2,915
5,7	Credit Suisse AG	2.625%	11/14/17	1,000	750
5,7	Credit Suisse AG	2.830%	8/24/18	1,300	977
5,7	Credit Suisse AG	2.795%	7/16/19	4,370	3,279
6	Danske Bank A/S	1.650%	9/6/19	1,500	1,482
	Discover Bank	2.000%	2/21/18	4,883	4,890
	Discover Bank	2.600%	11/13/18	1,900	1,915
	Fifth Third Bancorp	4.500%	6/1/18	529	543
	Fifth Third Bank	1.350%	6/1/17	850	850
7	Goldman Sachs Group Inc.	5.250%	11/29/17	690	525
	Goldman Sachs Group Inc.	5.950%	1/18/18	625	644
	Goldman Sachs Group Inc.	2.375%	1/22/18	3,000	3,016
	Goldman Sachs Group Inc.	6.150%	4/1/18	650	676
	Goldman Sachs Group Inc.	2.900%	7/19/18	5,150	5,217
5,7	Goldman Sachs Group Inc.	3.470%	8/8/18	2,200	1,664
7	Goldman Sachs Group Inc.	5.000%	8/21/19	530	416
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,755	2,759
	HSBC Bank USA NA	6.000%	8/9/17	450	455
	HSBC USA Inc.	1.300%	6/23/17	1,264	1,264
	HSBC USA Inc.	1.700%	3/5/18	640	640
	Huntington National Bank	1.700%	2/26/18	4,850	4,852
	Huntington National Bank	2.200%	11/6/18	1,300	1,304
6	ING Bank NV	1.800%	3/16/18	1,415	1,415
6	ING Bank NV	2.050%	8/17/18	1,610	1,614
6	ING Bank NV	2.300%	3/22/19	2,380	2,389
	JPMorgan Chase & Co.	2.000%	8/15/17	41	41
7	JPMorgan Chase & Co.	4.650%	11/7/17	180	136
	JPMorgan Chase & Co.	6.000%	1/15/18	730	752
	JPMorgan Chase & Co.	1.800%	1/25/18	1,000	1,001
	JPMorgan Chase & Co.	1.700%	3/1/18	10,374	10,382
	KeyBank NA	1.650%	2/1/18	5,430	5,434
	KeyBank NA	1.600%	8/22/19	1,800	1,783
7	Lloyds Bank plc	3.100%	8/28/18	2,720	2,050

	Lloyds Bank plc	2.300%	11/27/18	4,250	4,276
	Manufacturers & Traders Trust Co.	1.400%	7/25/17	1,449	1,449
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	9,490	9,758
	Morgan Stanley	1.875%	1/5/18	9,831	9,849
7	Morgan Stanley	7.375%	2/22/18	1,000	778
7	Morgan Stanley	4.750%	11/16/18	1,762	1,363
	Morgan Stanley	2.500%	1/24/19	1,875	1,895
	National Australia Bank Ltd.	1.875%	7/23/18	760	761
	National Australia Bank Ltd.	2.250%	1/10/20	8,000	8,030
	National Bank of Canada	2.100%	12/14/18	2,100	2,112
6	Nordea Bank AB	1.625%	9/30/19	5,600	5,542
	PNC Bank NA	1.500%	10/18/17	310	310
	PNC Bank NA	6.875%	4/1/18	5,440	5,692
	PNC Bank NA	1.700%	12/7/18	4,000	4,000
	PNC Bank NA	1.450%	7/29/19	2,600	2,572
	Royal Bank of Canada	1.250%	6/16/17	1,496	1,496
	Royal Bank of Canada	1.800%	7/30/18	2,395	2,401
	Royal Bank of Canada	2.150%	3/15/19	6,936	6,973
	Royal Bank of Canada	1.500%	7/29/19	2,500	2,478
6	Skandinaviska Enskilda Banken AB	1.750%	3/19/18	2,000	2,000
6	Skandinaviska Enskilda Banken AB	2.375%	11/20/18	2,800	2,821
6	Skandinaviska Enskilda Banken AB	2.375%	3/25/19	720	725
	State Street Corp.	1.350%	5/15/18	350	350
	Sumitomo Mitsui Banking Corp.	1.750%	1/16/18	2,500	2,503
	Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	1,700	1,702
	Svenska Handelsbanken AB	1.625%	3/21/18	3,200	3,200
	Svenska Handelsbanken AB	2.500%	1/25/19	6,860	6,934
7	Svenska Handelsbanken AB	4.500%	4/10/19	3,000	2,325
	Svenska Handelsbanken AB	2.250%	6/17/19	5,000	5,025
6	Swedbank AB	1.750%	3/12/18	20,650	20,651
5,7	Swedbank AB	2.920%	11/5/18	8,000	6,026
6	Swedbank AB	2.375%	2/27/19	1,061	1,070
	Synchrony Financial	1.875%	8/15/17	4,128	4,128
	Synchrony Financial	2.600%	1/15/19	1,500	1,510
	Toronto-Dominion Bank	2.625%	9/10/18	1,100	1,115
	UBS AG	1.375%	6/1/17	570	570
	UBS AG	1.375%	8/14/17	600	600
	US Bank NA	1.375%	9/11/17	635	635
	US Bank NA	1.350%	1/26/18	3,650	3,641
	US Bank NA	1.450%	1/29/18	2,774	2,771
	Wells Fargo & Co.	2.100%	5/8/17	744	744
	Wells Fargo & Co.	1.500%	1/16/18	1,500	1,499
7	Wells Fargo & Co.	4.250%	1/25/18	7,620	5,783
7	Wells Fargo & Co.	4.000%	8/8/19	500	385
	Wells Fargo Bank NA	1.750%	5/24/19	1,600	1,597
	Wells Fargo Bank NA	2.150%	12/6/19	470	472
	Westpac Banking Corp.	1.200%	5/19/17	64	64
	Westpac Banking Corp.	2.000%	8/14/17	64	64
	Westpac Banking Corp.	2.250%	1/17/19	7,244	7,289
	Westpac Banking Corp.	1.650%	5/13/19	6,500	6,452
	Westpac Banking Corp.	1.600%	8/19/19	3,000	2,967

	Brokerage (0.1%)
	Franklin Resources Inc.	1.375%	9/15/17	214	214
	NYSE Euronext	2.000%	10/5/17	1,233	1,235

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	2,200	2,258
Air Lease Corp.	2.125%	1/15/18	5,283	5,283

Insurance (1.1%)
Aetna Inc.	1.700%	6/7/18	1,700	1,700
6 AIA GROUP Ltd.	2.250%	3/11/19	1,430	1,432
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	8,305	8,405
7 Metropolitan Life Global Funding I	4.750%	9/28/17	3,875	2,929
7 Metropolitan Life Global Funding I	4.500%	10/10/18	9,390	7,221
7 Metropolitan Life Global Funding I	4.500%	4/16/19	5,200	4,020
6 Pricoa Global Funding I	1.900%	9/21/18	1,735	1,740
6 Reliance Standard Life Global Funding II	2.150%	10/15/18	1,560	1,565
Travelers Cos. Inc.	5.750%	12/15/17	1,302	1,337

Real Estate Investment Trusts (1.2%)
Brandywine Operating Partnership LP	5.700%	5/1/17	116	116
Brandywine Operating Partnership LP	4.950%	4/15/18	1,667	1,712
DDR Corp.	4.750%	4/15/18	5,000	5,109
7 GPT Wholesale Shopping Centre Fund No. 1	5.000%	11/13/17	2,500	1,895
Kimco Realty Corp.	4.300%	2/1/18	5,377	5,445
7 Mirvac Group Finance Ltd.	5.500%	12/18/17	4,800	3,658
Realty Income Corp.	2.000%	1/31/18	4,896	4,905
UDR Inc.	4.250%	6/1/18	1,083	1,110
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	6,000	6,014
Welltower Inc.	4.700%	9/15/17	333	337
Welltower Inc.	2.250%	3/15/18	969	973
				394,322
Industrial (17.0%)
Basic Industry (1.1%)
6 Air Liquide Finance SA	1.375%	9/27/19	4,000	3,945
Air Products & Chemicals Inc.	4.375%	8/21/19	4,120	4,365
Airgas Inc.	1.650%	2/15/18	1,251	1,253
Dow Chemical Co.	5.700%	5/15/18	1,000	1,040
Dow Chemical Co.	8.550%	5/15/19	1,300	1,467
Ecolab Inc.	1.450%	12/8/17	2,001	1,999
EI du Pont de Nemours & Co.	2.200%	5/1/20	7,000	7,011
International Paper Co.	7.950%	6/15/18	6,000	6,403
LyondellBasell Industries NV	5.000%	4/15/19	750	786

Capital Goods (1.4%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,400	1,533
Caterpillar Financial Services Corp.	1.500%	2/23/18	675	674
Caterpillar Financial Services Corp.	1.800%	11/13/18	2,738	2,746
Caterpillar Financial Services Corp.	7.150%	2/15/19	510	557
Caterpillar Financial Services Corp.	1.350%	5/18/19	690	684
Caterpillar Financial Services Corp.	2.100%	1/10/20	4,000	4,016
6 Fortive Corp.	1.800%	6/15/19	1,600	1,591
General Electric Capital Corp.	5.625%	9/15/17	17	17
General Electric Capital Corp.	6.000%	8/7/19	3,000	3,287
General Electric Co.	5.250%	12/6/17	2,560	2,619
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,810	1,927
John Deere Capital Corp.	1.125%	6/12/17	135	135
John Deere Capital Corp.	2.800%	9/18/17	25	25
John Deere Capital Corp.	1.200%	10/10/17	870	870
John Deere Capital Corp.	1.950%	1/8/19	500	503

John Deere Capital Corp.	1.250%	10/9/19	2,000	1,974
7 John Deere Financial Ltd.	3.500%	12/18/19	2,200	1,675
Parker-Hannifin Corp.	5.500%	5/15/18	8,200	8,536
Precision Castparts Corp.	1.250%	1/15/18	2,025	2,023
6 Siemens Financieringsmaatschappij NV	1.300%	9/13/19	2,500	2,463

Communication (1.6%)
America Movil SAB de CV	5.625%	11/15/17	10,000	10,203
American Tower Corp.	4.500%	1/15/18	3,700	3,769
AT&T Inc.	1.700%	6/1/17	2,700	2,701
AT&T Inc.	1.400%	12/1/17	600	600
British Telecommunications plc	5.950%	1/15/18	2,000	2,057
Comcast Cable Communications LLC	8.875%	5/1/17	46	46
Deutsche Telekom International Finance BV	6.750%	8/20/18	3,500	3,719
Grupo Televisa SAB	6.000%	5/15/18	2,745	2,857
Moody's Corp.	2.750%	7/15/19	3,000	3,042
Orange SA	2.750%	2/6/19	800	809
Orange SA	1.625%	11/3/19	2,200	2,175
S&P Global Inc.	2.500%	8/15/18	1,800	1,816
7 Telstra Corp. Ltd.	4.000%	11/15/17	8,500	6,415
7 Telstra Corp. Ltd.	4.500%	11/13/18	2,650	2,042

Consumer Cyclical (3.4%)
American Honda Finance Corp.	0.950%	5/5/17	400	400
American Honda Finance Corp.	1.550%	12/11/17	2,400	2,402
American Honda Finance Corp.	1.700%	2/22/19	5,988	5,990
AutoZone Inc.	1.625%	4/21/19	1,450	1,440
7 BMW Australia Finance Ltd.	2.750%	2/23/18	1,930	1,447
6 BMW US Capital LLC	1.500%	4/11/19	800	796
6 BMW US Capital LLC	1.450%	9/13/19	3,000	2,966
CVS Health Corp.	1.900%	7/20/18	2,800	2,807
6 Daimler Finance North America LLC	1.600%	8/3/17	400	400
6 Experian Finance plc	2.375%	6/15/17	3,500	3,501
Ford Motor Credit Co. LLC	6.625%	8/15/17	989	1,003
Ford Motor Credit Co. LLC	1.684%	9/8/17	288	288
Ford Motor Credit Co. LLC	2.375%	1/16/18	1,059	1,064
Ford Motor Credit Co. LLC	5.000%	5/15/18	300	308
7 Ford Motor Credit Co. LLC	4.050%	12/10/18	2,250	1,716
6 Harley-Davidson Financial Services Inc.	1.550%	11/17/17	3,568	3,563
6 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	4,300	4,323
6 Harley-Davidson Funding Corp.	6.800%	6/15/18	4,145	4,368
6 Hyundai Capital America	4.000%	6/8/17	300	301
6 Hyundai Capital America	2.125%	10/2/17	1,382	1,384
6 Hyundai Capital America	2.000%	3/19/18	1,250	1,251
6 Hyundai Capital America	2.875%	8/9/18	4,250	4,288
6 Hyundai Capital Services Inc.	3.500%	9/13/17	200	201
Marriott International Inc.	6.375%	6/15/17	2,500	2,515
Marriott International Inc.	6.750%	5/15/18	2,500	2,621
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	4,134	4,139
6 Nissan Motor Acceptance Corp.	1.500%	3/2/18	3,357	3,348
6 Nissan Motor Acceptance Corp.	1.800%	3/15/18	925	924
6 Nissan Motor Acceptance Corp.	2.650%	9/26/18	590	596
6 Nissan Motor Acceptance Corp.	2.350%	3/4/19	1,515	1,523
6 Nissan Motor Acceptance Corp.	2.000%	3/8/19	1,250	1,249
PACCAR Financial Corp.	1.750%	8/14/18	290	291
7 Toyota Finance Australia Ltd.	4.250%	2/26/18	11,601	8,830
Toyota Motor Credit Corp.	1.750%	5/22/17	400	400

Toyota Motor Credit Corp.	1.375%	1/10/18	400	400
Toyota Motor Credit Corp.	1.200%	4/6/18	1,000	998
Toyota Motor Credit Corp.	2.000%	10/24/18	801	806
Visa Inc.	1.200%	12/14/17	1,000	1,000
6 Volkswagen Group of America Finance LLC	1.250%	5/23/17	1,897	1,897
6 Volkswagen Group of America Finance LLC	1.650%	5/22/18	4,540	4,529
Walgreens Boots Alliance Inc.	1.750%	5/30/18	1,500	1,506
6 Wesfarmers Ltd.	1.874%	3/20/18	8,373	8,373

Consumer Noncyclical (3.8%)
Abbott Laboratories	5.125%	4/1/19	2,007	2,121
Abbott Laboratories	2.350%	11/22/19	2,500	2,514
AbbVie Inc.	1.800%	5/14/18	450	451
AbbVie Inc.	2.000%	11/6/18	800	802
Actavis Funding SCS	2.350%	3/12/18	3,114	3,126
Actavis Inc.	1.875%	10/1/17	39	39
Agilent Technologies Inc.	6.500%	11/1/17	116	118
Altria Group Inc.	9.700%	11/10/18	6,821	7,615
Amgen Inc.	2.125%	5/15/17	58	58
Amgen Inc.	5.850%	6/1/17	58	58
Amgen Inc.	6.150%	6/1/18	944	988
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	2,500	2,496
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	4,000	4,008
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,700	1,700
AstraZeneca plc	5.900%	9/15/17	6,830	6,941
Baxalta Inc.	2.000%	6/22/18	250	250
Becton Dickinson & Co.	1.800%	12/15/17	6,000	5,996
Biogen Inc.	6.875%	3/1/18	1,500	1,564
Celgene Corp.	1.900%	8/15/17	370	371
Celgene Corp.	2.125%	8/15/18	2,100	2,108
Clorox Co.	5.950%	10/15/17	700	714
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	2,750	2,757
Constellation Brands Inc.	3.875%	11/15/19	5,000	5,225
Covidien International Finance SA	6.000%	10/15/17	400	407
Express Scripts Holding Co.	2.250%	6/15/19	5,000	5,016
Gilead Sciences Inc.	1.850%	9/4/18	500	501
GlaxoSmithKline Capital plc	1.500%	5/8/17	265	265
Hershey Co.	1.600%	8/21/18	1,100	1,104
JM Smucker Co.	1.750%	3/15/18	1,000	1,001
Kraft Foods Group Inc.	2.250%	6/5/17	2,000	2,002
Kraft Heinz Foods Co.	1.600%	6/30/17	4,000	4,001
Mylan Inc.	2.550%	3/28/19	3,654	3,672
Newell Brands Inc.	2.600%	3/29/19	977	989
Perrigo Co. plc	2.300%	11/8/18	7,700	7,806
Philip Morris International Inc.	1.250%	8/11/17	1,000	1,000
Philip Morris International Inc.	5.650%	5/16/18	7,000	7,299
Reynolds American Inc.	2.300%	6/12/18	600	603
6 Roche Holdings Inc.	1.350%	9/29/17	1,000	1,000
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	2,200	2,186
Stryker Corp.	1.300%	4/1/18	1,200	1,198
Teva Pharmaceutical Finance Netherlands III
BV	1.400%	7/20/18	1,800	1,791
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	3,950	3,959
Zoetis Inc.	1.875%	2/1/18	2,500	2,504

Energy (3.0%)
7 BP Capital Markets plc	4.500%	9/5/17	510	385

	BP Capital Markets plc	1.375%	5/10/18	8,000	7,985
	BP Capital Markets plc	2.241%	9/26/18	2,900	2,918
7	BP Capital Markets plc	4.750%	11/15/18	2,315	1,789
	Chevron Corp.	1.344%	11/9/17	2,000	2,001
	Chevron Corp.	1.345%	11/15/17	2,500	2,500
	Chevron Corp.	4.950%	3/3/19	1,250	1,323
	ConocoPhillips	5.200%	5/15/18	2,153	2,232
	ConocoPhillips Co.	1.050%	12/15/17	10,000	9,970
	ConocoPhillips Co.	1.500%	5/15/18	312	312
	Enterprise Products Operating LLC	6.300%	9/15/17	170	173
	Enterprise Products Operating LLC	1.650%	5/7/18	700	699
	EOG Resources Inc.	5.625%	6/1/19	2,450	2,627
	Exxon Mobil Corp.	1.439%	3/1/18	3,000	3,003
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	17	18
	Kinder Morgan Inc.	7.000%	6/15/17	17	17
	Kinder Morgan Inc.	2.000%	12/1/17	17	17
	Marathon Oil Corp.	6.000%	10/1/17	4,000	4,073
	Marathon Oil Corp.	5.900%	3/15/18	2,000	2,068
	Occidental Petroleum Corp.	1.500%	2/15/18	11,350	11,349
	Petro-Canada	6.050%	5/15/18	2,840	2,961
6	Schlumberger Holdings Corp.	2.350%	12/21/18	10,000	10,079
	Shell International Finance BV	1.125%	8/21/17	500	499
	Shell International Finance BV	1.250%	11/10/17	1,500	1,498
	Shell International Finance BV	1.375%	5/10/19	3,400	3,374
	Shell International Finance BV	1.375%	9/12/19	3,000	2,966
	Total Capital International SA	1.550%	6/28/17	187	187
	Total Capital International SA	2.125%	1/10/19	1,500	1,510
	Total Capital SA	2.125%	8/10/18	3,000	3,019

	Technology (2.0%)
	Amphenol Corp.	1.550%	9/15/17	1,000	1,000
	Amphenol Corp.	2.550%	1/30/19	3,500	3,536
	Apple Inc.	1.700%	2/22/19	750	753
5,7	Apple Inc.	2.430%	8/28/19	4,820	3,617
6	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.375%	1/15/20	5,000	5,006
	CA Inc.	2.875%	8/15/18	4,045	4,097
	Corning Inc.	1.500%	5/8/18	300	299
	Equifax Inc.	6.300%	7/1/17	1,950	1,964
6	Everett Spinco Inc.	2.875%	3/27/20	6,000	6,065
	Fidelity National Information Services Inc.	1.450%	6/5/17	1,105	1,104
	Fidelity National Information Services Inc.	2.000%	4/15/18	5,400	5,413
	Hewlett Packard Enterprise Co.	2.450%	10/5/17	984	987
	Hewlett Packard Enterprise Co.	2.850%	10/5/18	2,160	2,185
	KLA-Tencor Corp.	2.375%	11/1/17	6,445	6,471
	Total System Services Inc.	2.375%	6/1/18	6,352	6,377
	Tyco Electronics Group SA	6.550%	10/1/17	4,140	4,224
	Tyco Electronics Group SA	2.375%	12/17/18	1,315	1,326

	Transportation (0.7%)
4	Burlington Northern and Santa Fe Railway Co.
	1999-2 Pass Through Trust	7.570%	1/2/21	1,534	1,656
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,646	1,646
	Canadian National Railway Co.	5.850%	11/15/17	3,145	3,219
	Canadian National Railway Co.	5.550%	3/1/19	5,000	5,336
6	ERAC USA Finance LLC	6.375%	10/15/17	628	641
	Ryder System Inc.	2.500%	3/1/18	2,800	2,814

4 US Airways 2012-1 Class B Pass Through
Trust	8.000%	10/1/19	2,280	2,471
				454,610
Utilities (4.7%)
Electric (4.6%)
Arizona Public Service Co.	2.200%	1/15/20	1,100	1,105
Berkshire Hathaway Energy Co.	5.750%	4/1/18	3,651	3,792
Commonwealth Edison Co.	6.150%	9/15/17	7,954	8,088
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	900	974
Consumers Energy Co.	5.650%	9/15/18	2,221	2,334
Consumers Energy Co.	6.125%	3/15/19	125	135
Dominion Resources Inc.	1.875%	1/15/19	1,045	1,044
Dominion Resources Inc.	5.200%	8/15/19	130	139
Duke Energy Carolinas LLC	5.250%	1/15/18	11,000	11,285
Duke Energy Carolinas LLC	7.000%	11/15/18	723	781
Duke Energy Corp.	6.250%	6/15/18	642	673
Duke Energy Florida LLC	5.800%	9/15/17	661	671
Duke Energy Florida LLC	5.650%	6/15/18	50	52
Edison International	3.750%	9/15/17	1,200	1,210
6 EDP Finance BV	4.900%	10/1/19	2,998	3,148
6 EDP Finance BV	4.125%	1/15/20	2,440	2,513
Emera US Finance LP	2.150%	6/15/19	3,000	3,001
6 Enel Finance International NV	6.250%	9/15/17	3,060	3,110
6 Enel Finance International NV	5.125%	10/7/19	369	393
Entergy Louisiana LLC	6.500%	9/1/18	580	614
Exelon Corp.	1.550%	6/9/17	600	600
Exelon Generation Co. LLC	6.200%	10/1/17	2,744	2,792
Exelon Generation Co. LLC	2.950%	1/15/20	3,500	3,554
FirstEnergy Corp.	2.750%	3/15/18	6,400	6,423
Georgia Power Co.	5.700%	6/1/17	650	652
Georgia Power Co.	1.950%	12/1/18	10,275	10,282
MidAmerican Energy Co.	5.300%	3/15/18	1,000	1,032
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	7,464	8,411
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,180	2,211
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,216	2,362
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,400	1,407
Pacific Gas & Electric Co.	5.625%	11/30/17	3,535	3,615
Pacific Gas & Electric Co.	8.250%	10/15/18	1,400	1,526
PPL Capital Funding Inc.	1.900%	6/1/18	2,000	2,000
South Carolina Electric & Gas Co.	5.250%	11/1/18	6,633	6,955
Southern California Edison Co.	1.250%	11/1/17	295	295
Southern Co.	1.550%	7/1/18	1,210	1,206
Southwestern Electric Power Co.	5.875%	3/1/18	1,532	1,582
Tampa Electric Co.	6.100%	5/15/18	9,120	9,523
TECO Finance Inc.	6.572%	11/1/17	58	59
5 TECO Finance Inc.	1.755%	4/10/18	100	100
Union Electric Co.	6.400%	6/15/17	3,964	3,989
Virginia Electric & Power Co.	5.950%	9/15/17	3,300	3,353
Virginia Electric & Power Co.	1.200%	1/15/18	3,000	2,989
Xcel Energy Inc.	1.200%	6/1/17	300	300

Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	1,280	1,434

6 Engie SA	1.625%	10/10/17	1,110	1,108
				124,822
Total Corporate Bonds (Cost $974,307)				973,754
Sovereign Bonds (2.3%)
Caixa Economica Federal	2.375%	11/6/17	750	749
Caixa Economica Federal	4.250%	5/13/19	4,000	4,055
Export-Import Bank of Korea	1.750%	2/27/18	50	50
First Abu Dhabi Bank PJSC	3.000%	8/13/19	7,000	7,133
Japan Finance Organization for Municipalities	1.375%	4/18/18	1,000	994
Korea Development Bank	2.250%	8/7/17	200	200
Korea Development Bank	1.500%	1/22/18	1,000	998
6 Majapahit Holding BV	7.250%	6/28/17	1,250	1,259
North American Development Bank	2.300%	10/10/18	300	303
7 Optus Finance Pty Ltd.	4.750%	12/12/18	11,000	8,518
Petrobras International Finance Co. SA	5.875%	3/1/18	2,500	2,559
Petroleos Mexicanos	5.500%	2/4/19	5,500	5,765
Republic of Colombia	7.375%	3/18/19	5,600	6,158
Republic of Hungary	4.125%	2/19/18	3,000	3,056
Republic of Hungary	6.250%	1/29/20	422	463
Republic of Poland	6.375%	7/15/19	1,000	1,096
Republic of Serbia	5.250%	11/21/17	2,700	2,748
8 Republic of Turkey	2.803%	3/26/18	6,000	5,990
State Bank of India	3.250%	4/18/18	3,400	3,439
Statoil ASA	3.125%	8/17/17	1,977	1,987
Statoil ASA	1.200%	1/17/18	3,847	3,833
Total Sovereign Bonds (Cost $61,284)				61,353
Taxable Municipal Bond (0.0%)
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL (Cost $144)	3.220%	2/1/21	140	142

			Shares
Temporary Cash Investments (8.8%)
Money Market Fund (4.1%)
9 Vanguard Market Liquidity Fund	1.034%		1,089,856	109,007

			Face
			Amount
			($000)
Certificates of Deposit (1.9%)
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.520%	8/9/17	2,000	2,001
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.570%	10/27/17	2,000	2,001
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.700%	1/26/18	5,500	5,506
Cooperative Rabobank UA/NY	1.380%	9/13/17	5,000	5,001
Royal Bank of Canada (New York Branch)	1.360%	10/5/17	3,100	3,100
Royal Bank of Canada (New York Branch)	1.290%	10/27/17	1,800	1,799
Svenska HandelsBanken AB (New York
Branch)	1.280%	5/12/17	7,000	7,001
Toronto Dominion Bank (New York Branch)	1.350%	8/11/17	4,500	4,501
Toronto Dominion Bank (New York Branch)	1.360%	8/28/17	4,000	4,001
Toronto Dominion Bank (New York Branch)	1.440%	2/12/18	13,000	12,984

	Wells Fargo Bank NA	1.320%	10/27/17	4,000	3,998
					51,893
Commercial Paper (2.8%)
6,10 Anheuser-Busch Inbev Worldwide Inc.		1.478%	9/29/17	1,500	1,491
6,10 Anheuser-Busch Inbev Worldwide Inc.		1.574%	1/10/18	3,000	2,970
6,10 Axa Financial Inc.		1.646%	10/4/17	4,300	4,275
6,10 Bank of Nova Scotia		1.523%	2/1/18	10,000	9,881
6,10 Commonwealth Bank of Australia		1.399%	9/1/17	5,000	4,976
6,10 Danske Corp.		1.502%	8/28/17	4,800	4,781
10	Danske Corp.	1.616%	2/15/18	5,000	4,941
10	Electricite de France	1.543%	8/9/17	5,000	4,978
10	Electricite de France	1.906%	1/5/18	4,500	4,440
6,10 Engie SA		1.490%–1.543%	10/2/17	9,570	9,502
6,10 Engie SA		1.490%	10/6/17	1,132	1,124
6,10 Engie SA		1.543%	10/12/17	380	377
6,10 Engie SA		1.543%	10/20/17	275	273
6,10 Engie SA		1.544%	11/10/17	250	248
6,10 Engie SA		1.544%	11/15/17	250	248
10	Ford Motor Credit Company LLC	1.936%	2/2/18	2,000	1,972
10	GlaxoSmithKline Finance plc	1.523%	12/7/17	6,500	6,438
	ING US Funding LLC	1.343%	5/15/17	2,000	1,999
	Toyota Motor Credit Corp.	1.139%	5/12/17	5,000	4,998
	Toyota Motor Credit Corp.	1.180%	6/2/17	2,000	1,998
6,10 Vodafone Group plc		1.626%	9/29/17	2,500	2,482
					74,392
Total Temporary Cash Investments (Cost $235,292)					235,292
Total Investments (100.7%) (Cost $2,687,090)					2,684,475
Other Assets and Liabilities-Net (-0.7%)					(18,303)
Net Assets (100%)					2,666,172

1 Securities with a value of $701,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $820,400,000, representing 30.8% of net assets.
7 Face amount denominated in Australian dollars.
8 Guaranteed by the Republic of Turkey.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30,
2017, the aggregate value of these securities was $65,397,000, representing 2.5% of net assets.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed

Ultra-Short-Term Bond Fund

securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	332,373	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,041,811	39,750
Corporate Bonds	—	973,754	—
Sovereign Bonds	—	61,353	—
Taxable Municipal Bonds	—	142	—
Temporary Cash Investments	109,007	126,285	—
Futures Contracts—Assets	—	—	—
Futures Contracts—Liabilities	—	—	—
Forward Currency Contracts—Assets	—	203	—
Forward Currency Contracts—Liabilities	—	(37)	—
Swap Contracts—Assets	—	66	—
Total	109,007	2,535,950	39,750

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the

Ultra-Short-Term Bond Fund

fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended April 30, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Asset-Backed/Commercial
Mortgage-Backed
Securities
Amount Valued Based on Level 3 Inputs	($000)
Balance as of January 31, 2017	32,965
Purchases	39,750
Transfers into Level 3	—
Transfers out of Level 3	(32,965) 1
Balance as of April 30, 2017	39,750
Transfers out of Level 3 are because observable market data became available for these securities.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of April 30, 2017:

Security Type	Fair Value	Valuation	Unobservable	Amount
	($000)	Technique	Input

Asset-	32,000	Market Approach	Recent Purchase	$100.000
Backed/Commercial			Price
Mortgage-Backed
Securities

Asset-	4,250	Market Approach	Recent Purchase	$99.990
Backed/Commercial			Price
Mortgage-Backed
Securities

Asset-	3,500	Market Approach	Recent Purchase	$99.991
Backed/Commercial			Price
Mortgage-Backed
Securities

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary

Ultra-Short-Term Bond Fund

risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	1,607	348,091	229
AUD 90-Day Bank Bill	June 2017	(109)	(81,275)	(16)
5-Year U.S. Treasury Note	June 2017	(648)	(76,727)	(367)
AUD 90-Day Bank Bill	December 2017	(100)	(74,560)	(24)
AUD 90-Day Bank Bill	March 2018	(80)	(59,639)	(5)
AUD 90-Day Bank Bill	June 2018	(80)	(59,629)	(5)
10-Year U.S. Treasury Note	June 2017	(20)	(2,514)	(4)
AUD 3-Year Treasury Bond	June 2017	(29)	(2,435)	(22)
				(214)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 90-Day Bank Bill and AUD 3-Year Treasury Bond, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has

Ultra-Short-Term Bond Fund

pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Capital	5/15/17	AUD	200	USD	150	—
JPMorgan Chase Bank N.A.	5/15/17	USD	78,397	AUD	104,455	203
BNP Paribas	5/15/17	USD	9,546	AUD	12,800	(36)
JPMorgan Chase Bank N.A.	5/15/17	USD	120	AUD	161	(1)
						166
AUD—Australian dollar.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net

Ultra-Short-Term Bond Fund

premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At April 30, 2017, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps

				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)

Credit Protection Sold/Moody's Rating
Berkshire
Hathaway Inc./Aa2	12/20/21	GSI	5,000	(37)	1.000	66

GSI--Goldman Sachs International.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

G. At April 30, 2017, the cost of investment securities for tax purposes was $2,687,114,000. Net unrealized depreciation of investment securities for tax purposes was $2,639,000, consisting of unrealized gains of $2,175,000 on securities that had risen in value since their purchase and $4,814,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 15, 2017
VANGUARD FIXED INCOME SECURITIES FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 15, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.